As filed with the Securities and Exchange Commission on April 24, 2015.

                                                     Registration No. 333-148421
                                                              File No. 811-08260

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |x|
                  Pre-Effective Amendment No.              |_|
                  Post-Effective Amendment No. 8           |x|

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             |x|
                  Amendment No. 58                                           |x|

                          CMFG VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                           CMFG Life Insurance Company
                               (Name of Depositor)
                             5910 Mineral Point Road
                                Madison, WI 53705
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (319) 352-4090

                             Ross D. Hansen, Esquire
                           CMFG Life Insurance Company
                             5910 Mineral Point Road
                                Madison, WI 53705
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

| | immediately upon filing pursuant to paragraph (b) of Rule 485. |x| on May 1, 2015 pursuant to paragraph (b) of Rule 485.
| | 60 days after filing pursuant to paragraph (a)(i) of Rule 485. | | on (date) pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:
| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of securities being registered: Units of interest in a Variable Account under individual flexible premium deferred variable annuity contracts.

PROSPECTUS                                                           MAY 1, 2015


          ===============================================================
                          MEMBERS(R) VARIABLE ANNUITY
               A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                  ISSUED BY
                          CMFG LIFE INSURANCE COMPANY
          ===============================================================

In this Prospectus, you will find information you should know before investing. Please read it carefully and keep it for future reference. The Contract is available to individuals and retirement plans, including plans that qualify for special federal tax treatment under the Code. The Contract is supported by the assets of the CMFG Variable Annuity Account ("Variable Account"), a separate account of CMFG Life Insurance Company ("we", "our" or "us"), which is divided into Subaccounts that each invest in a Fund. This discussion in the Prospectus is meant for current Owners. We no longer issue new Contracts and no longer issue new riders on any Contracts.

The Owner ("you") may allocate purchase payments and Contract Values to either:
(1) one or more of the Subaccounts of the Variable Account, or (2) to the Guaranteed Interest Option, or (3) to both. The investment performance of the mutual fund portfolios underlying the Subaccounts you select will affect the Contract Value to the Annuity Date, except for amounts you invest in the Guaranteed Interest Option and will affect the size of variable annuity payments after the annuity date. You bear the entire investment risk on any amounts you allocate to the Variable Account.

Each Subaccount of the Variable Account invests solely in a corresponding portfolio of one of the following funds, each an open-end management investment company registered with the Securities and Exchange Commission ("SEC"):


AIM VARIABLE INSURANCE FUNDS                OPPENHEIMER VARIABLE ACCOUNT FUNDS                 ULTRA SERIES FUND
  (INVESCO VARIABLE INSURANCE FUNDS)        Oppenheimer Main Street Small Cap                  Conservative Allocation Fund
Invesco V.I. Global Real Estate Fund           Fund(R)/VA                                      Moderate Allocation Fund
Invesco V.I. Growth and Income Fund         Oppenheimer Main Street Fund(R)/VA                 Aggressive Allocation Fund
Invesco V.I. Mid Cap Growth Fund            Oppenheimer International Growth Fund/VA           Money Market Fund
                                                                                               Core Bond Fund
FRANKLIN TEMPLETON VARIABLE                 PIMCO VARIABLE INSURANCE TRUST                     High Income Fund
  INSURANCE PRODUCTS TRUST                  PIMCO CommodityRealReturn(R) Strategy              Diversified Income Fund
Franklin High Income VIP Fund                  Portfolio                                       Large Cap Value Fund
Franklin Income VIP Fund                    PIMCO Total Return Portfolio                       Large Cap Growth Fund
Franklin Mutual Global Discovery VIP        PIMCO Global Bond Portfolio (Unhedged)             Mid Cap Fund
  Fund                                                                                         Small Cap Fund
                                                                                               International Stock Fund



The Statement of Additional Information ("SAI") contains additional information about the Contract and the Variable Account. You will find its table of contents on the last page of this Prospectus. The SAI has been filed with the SEC and is incorporated by reference. You may obtain a copy of the SAI dated May 1, 2015, free of charge by contacting us. Additionally, the SEC maintains a website at http://www.sec.gov that contains the SAI and other information.


Investment in a variable annuity contract is subject to risks, including the possible loss of principal. Unlike credit union and bank accounts, money invested in the Variable Account is not insured. Money in the Variable Account is not deposited in or guaranteed by any credit union or bank and is not guaranteed by any government agency.

CUNA Brokerage Services, Inc. ("CBSI") serves as principal underwriter and distributor of the Contract. More information about CBSI is available at http://www.finra.org through Financial Industry Regulatory Authority, Inc.'s ("FINRA") BrokerCheck online tool or by calling 1-800-289-9999.


--------------------------------------------------------------------------------
THE SEC HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
                                                                             Page
DEFINITIONS .................................................................   1

EXPENSE TABLES ..............................................................   3
  Owner Transaction Expenses ................................................   3
  Periodic Charges other than Fund Expenses .................................   3
  Range of Expenses for the Funds ...........................................   4
  Examples of Maximum Charges ...............................................   4

SUMMARY .....................................................................   5
  The Contract ..............................................................   5
  Charges and Deductions ....................................................   6
  Annuity Provisions ........................................................   7
  Federal Tax Status ........................................................   7

CMFG LIFE INSURANCE COMPANY, THE VARIABLE ACCOUNT, AND THE UNDERLYING FUNDS .   7
  CMFG Life Insurance Company ...............................................   7
  CMFG Variable Annuity Account..............................................   7
  The Funds .................................................................   7
  Availability of the Funds .................................................  12
  Servicing Fees and Other Fund-Related Payments ............................  12
  Resolving Material Conflicts ..............................................  12
  Addition, Deletion, or Substitution of Investments ........................  12

DESCRIPTION OF THE CONTRACT .................................................  13
  Issuance of a Contract ....................................................  13
  Purchase Payments .........................................................  13
  Right to Examine ..........................................................  14
  Allocation of Purchase Payments ...........................................  14
  Variable Contract Value ...................................................  15
  Transfer Privileges .......................................................  16
  Surrenders and Partial Withdrawals ........................................  18
  Contract Loans ............................................................  20
  Death Benefit Before the Annuity Date .....................................  20
  Death Benefit After the Annuity Date ......................................  21
  Annuity Payments on the Annuity Date ......................................  22
  Payments ..................................................................  22
  Modification ..............................................................  23
  Reports to Owners .........................................................  23
  Inquiries .................................................................  23

THE GUARANTEED INTEREST OPTION ..............................................  23
  Category 1.................................................................  23
  Category 2.................................................................  25
  Category 3.................................................................  27

CHARGES AND DEDUCTIONS ......................................................  27
  Surrender Charge (Contingent Deferred Sales Charge) .......................  27
  Annual Contract Fee .......................................................  28
  Asset-Based Administration Charge .........................................  28
  Transfer Processing Fee ...................................................  28
  Duplicate Contract Charge .................................................  28

  Mortality and Expense Risk Charge ......................................... 28
  Loan Interest Charge ...................................................... 29
  Executive Benefits Plan Endorsement Charge ................................ 29
  Change of Annuitant Endorsement ........................................... 29
  Income Payment Increase Endorsement ....................................... 29
  Fund Expenses ............................................................. 29
  Premium Taxes ............................................................. 29
  Other Taxes ............................................................... 30

ANNUITY PAYMENT OPTIONS ..................................................... 30
  Election of Annuity Payment Options ....................................... 30
  Fixed Annuity Payments .................................................... 30
  Variable Annuity Payments ................................................. 30
  Description of Annuity Payment Options .................................... 31

FEDERAL TAX MATTERS ......................................................... 32
  Introduction .............................................................. 32
  Tax Status of the Contract ................................................ 33
  Taxation of Annuities ..................................................... 33
  Separate Account Charges .................................................. 35
  Transfers, Assignments or Exchanges of a Contract ......................... 35
  Withholding ............................................................... 35
  Multiple Contracts ........................................................ 35
  Taxation of Qualified Plans ............................................... 35
  Possible Charge for our Taxes ............................................. 37
  Other Tax Consequences .................................................... 37
  Foreign Tax Credits ....................................................... 38

DISTRIBUTION OF THE CONTRACT ................................................ 38

LEGAL PROCEEDINGS ........................................................... 38

VOTING RIGHTS ............................................................... 39

COMPANY HOLIDAYS ............................................................ 39

FINANCIAL STATEMENTS ........................................................ 39

FINANCIAL HIGHLIGHTS ........................................................ 40

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS .......................S-1

                                   DEFINITIONS
================================================================================

ACCUMULATION UNIT
A unit of measure used to calculate Variable Contract Value.

ADJUSTED CONTRACT
The Contract Value less applicable premium tax not yet deducted, less a pro-rated portion of the Value annual Contract fee, plus or minus any applicable interest adjustment, and (for Annuity Payment Option 1) less any applicable surrender charges as of the Annuity Date.

ANNUITANT
The person or persons whose life (or lives) determines the annuity payment benefits payable under the Contract and whose death determines the death benefit. The maximum number of joint Annuitants is two and provisions referring to the death of an Annuitant mean the death of the last surviving Annuitant.

ANNUITY DATE
The date when the Adjusted Contract Value will be applied under an Annuity Payment Option, if the Annuitant is still living.

ANNUITY PAYMENT OPTION
The form of annuity payments selected by the Owner under the Contract.

ANNUITY UNIT
A unit of measure used to calculate variable annuity payments.

BENEFICIARY
The person to whom the proceeds payable on the death of an Annuitant will be paid.

CONTRACT
MEMBERS Variable Annuity.

CONTRACT ANNIVERSARY
The same date in each Contract Year as the Contract Date.

CONTRACT DATE
The date set forth on the specifications page of the Contract which is used to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR
A twelve-month period beginning on the Contract Date or on a Contract
Anniversary.

CONTRACT VALUE
The total amount invested under the Contract. It is the sum of the Variable Contract Value, the Guaranteed Interest Option Value and the balance of the Loan Account.

DCA ONE YEAR GUARANTEE PERIOD
A Dollar Cost Averaging One Year Guarantee Period described in the Section entitled THE GUARANTEED INTEREST OPTION.

DUE PROOF OF DEATH
Proof of death satisfactory to us. Such proof may consist of the following if acceptable to us:

          (a) a certified copy of the death record;
          (b) a certified copy of a court decree reciting a finding of death; or
          (c) any other proof satisfactory to us.

FUND
An investment portfolio of any open-end management investment company or unit investment trust in which a Subaccount invests.

GENERAL ACCOUNT
Our assets other than those allocated to the Variable Account or any other of our separate accounts.

GOOD ORDER
An instruction that is received by the Company that is sufficiently complete and clear, along with all forms, information and supporting legal documentation (including any required spousal or joint owner's consents) so that the Company does not need to exercise any discretion to follow such instruction. All orders to process a withdrawal request, a loan request, a request to surrender your Contract, a transfer request, or a death benefit claim, must be in Good Order.


GUARANTEE AMOUNT
Any portion of Guaranteed Interest Option Value allocated to a particular Guarantee Period with a particular expiration date (including interest thereon) less any withdrawals there from.

GUARANTEE PERIOD
A choice under the Guaranteed Interest Option of a specific number of years for which we agree to credit a particular effective annual interest rate.

GUARANTEED INTEREST OPTION
An allocation option under the Contract funded by our General Account. It is neither part of nor dependent upon the investment performance of the Variable Account.

GUARANTEED INTEREST OPTION VALUE
The value of the Contract in the Guaranteed Interest Option.

LOAN ACCOUNT
For any Contract, a portion of our General Account to which Contract Value is transferred to provide collateral for any loan taken under the Contract.

LOAN AMOUNT
Except on a Contract Anniversary, the Contract Value in the Loan Account plus any interest charges accrued on such Contract Value up to that time. On a Contract Anniversary, the Loan Amount equals the balance of the Loan Account.

MAILING ADDRESS
2000 Heritage Way, Waverly, IA 50677.

NET PURCHASE PAYMENT
A purchase payment less any premium taxes deducted from purchase payments.

NON-QUALIFIED CONTRACT
A contract that is not a "Qualified Contract."

OWNER
The person(s) ("you") who own(s) the Contract and who is (are) entitled to exercise all rights and privileges provided in the Contract.

PAYEE
The person (or entity) receiving annuity payments during the annuity period. The Owner is the Payee unless he or she specifies otherwise.

QUALIFIED CONTRACT
A contract that is issued in connection with retirement plans that qualify for special federal income tax treatment under Section(s) 401, 403(b), 408, 408A or 457(b) of the Code.

SUBACCOUNT
A subdivision of the Variable Account, the assets of which are invested in a corresponding underlying Fund.

SURRENDER VALUE
The Contract Value plus the value of any paid-up annuity additions plus or minus any applicable interest adjustment, less any applicable surrender charges, premium taxes not previously deducted, and the annual Contract fee and Loan Amount.

VALUATION DAY
For each Subaccount, each day that the New York Stock Exchange is open for business except for days that the Subaccount's corresponding Fund does not value its shares.

VALUATION PERIOD
The period beginning at the close of regular trading on the New York Stock Exchange on any Valuation Day and ending at the close of regular trading on the next succeeding Valuation Day.

VARIABLE CONTRACT VALUE
The value of the Contract in the Variable Account.

WRITTEN REQUEST
A request in writing and in a form satisfactory to us signed by the Owner and received at our Mailing Address. A Written Request may also include a telephone or fax request for specific transactions that are made as allowed under the terms of an executed telephone or fax authorization, with original signature, on file at our Mailing Address.

                                 EXPENSE TABLES
================================================================================

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, make partial withdrawals from or fully surrender the Contract, or transfer Contract Value between the Subaccounts and/or the Guaranteed Interest Option. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

------------------------------------------------------------------------------------------------------------------
 Sales Load on Purchase Payments                          None
------------------------------------------------------------------------------------------------------------------
 Maximum Surrender Charge (Contingent Deferred
 Sales Charge) as a percentage of purchase payments
 surrendered or withdrawn                                 7%*
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
 Transfer Processing Fee                                  $10 per transfer after 12 in a year (currently waived)**
------------------------------------------------------------------------------------------------------------------
 Duplicate Contract Charge                                $30 for each duplicate contract
------------------------------------------------------------------------------------------------------------------
 Loan Interest Spread                                     3.50%***
------------------------------------------------------------------------------------------------------------------
 Charges for optional endorsements
------------------------------------------------------------------------------------------------------------------
 Executive Benefits Plan Endorsement                      $150****
------------------------------------------------------------------------------------------------------------------
 Change of Annuitant Endorsement                          $150*****
------------------------------------------------------------------------------------------------------------------
 Income Payment Increase Endorsement                      $150******
------------------------------------------------------------------------------------------------------------------
 Research Fee                                             $50
------------------------------------------------------------------------------------------------------------------

*The surrender charge declines to 0% after the purchase payment has been in the Contract for seven years.
** We only charge this fee after the first 12 transfer each Contract Year. We currently do not impose this fee.
***The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (at an effective annual rate of 6.50%) and the amount of interest we credit to the Loan Account (currently, an effective annual rate 4.50%, guaranteed to be at least an effective annual rate of 3.00)%. The current loan interest spread is 2.00%.
****We only charge this fee if we waive surrender charges under this endorsement during the first two Contract Years. We currently do not impose this fee. *****Generally, there is no charge for this endorsement; however, if the Owner exercises the rights under this endorsement during the first two Contract Years, we may charge up to $150 for the endorsement.
******Currently there is no charge for this endorsement; however, we may charge up to $150 for the endorsement.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

PERIODIC CHARGES OTHER THAN FUND EXPENSES

----------------------------------------------------------------------------------------------------
 Annual Contract Fee                                                        $30 per Contract Year*
----------------------------------------------------------------------------------------------------
 Variable Account Annual Expenses
   (as a percentage of average Variable Contract Value):
----------------------------------------------------------------------------------------------------
   Asset-Based Administration Charge                                         0.15%
----------------------------------------------------------------------------------------------------
   Mortality and Expense Risk Charge                                         1.25%
----------------------------------------------------------------------------------------------------
 Total Variable Account Annual Expenses                                     1.40%
----------------------------------------------------------------------------------------------------

       *This fee is currently waived if the Contract Value is $25,000 or more.

The next table shows the lowest and highest total operating expenses charged by the Funds during the fiscal year ended December 31, 2014. Expenses of the Funds may be higher or lower in the future. More detail concerning each Fund's fees and expenses is contained in the prospectus for the Funds.


RANGE OF EXPENSES FOR THE FUNDS


-----------------------------------------------------------------------------------------------------------------
                                                                                       MINIMUM          MAXIMUM
-----------------------------------------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses (total of all expenses that are deducted
  from Fund assets, including management fees, and other expenses)                        0.46%            1.35%
-----------------------------------------------------------------------------------------------------------------



The expenses used to prepare this table were provided to us by the Fund(s). The expenses reflect the highest and lowest actual expenses incurred for the year ended December 31, 2014, rounded to the nearest 100th of one percent. Current or future expenses may be greater or less than those shown. The table showing the range of expenses for the portfolios takes into account the expenses of several Ultra Series Fund allocation portfolios that are "fund of funds." A "fund of funds" portfolio typically allocates its assets, within predetermined percentage ranges, among certain other fund portfolios, including exchange traded funds (each such portfolio an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the portfolios in which it invests. In determining the range of portfolio expenses, we took into account the information received from the Ultra Series Fund on the combined actual expenses for each of the "fund of funds" and the portfolios in which it invests. (The combined expense information includes the pro rata portion of the fees and expenses incurred indirectly by an Ultra Series Fund allocation portfolio as a result of its investment in shares of one or more Acquired Funds.) See the prospectus for the Ultra Series Fund for a presentation of the applicable Acquired Fund fees and expenses.


EXAMPLES OF MAXIMUM CHARGES

The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples show the maximum costs of investing in the Contract, including Owner surrender charges, the Annual Contract Fee, Variable Account Annual Expenses and the maximum Annual Fund Operating Expenses.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract (or you annuitize the Contract under Annuity Payment Option 1) at the end of the applicable time period:

      ---------------------------------------------------------
          1 Year         3 Years       5 Years      10 Years
      ---------------------------------------------------------
          $915           $1,324        $1,759        $3,147
      ---------------------------------------------------------

(2) If you do not surrender your Contract (or you do not annuitize the Contract under Annuity Payment Option 2-4) at the end of the applicable time period:

      ---------------------------------------------------------
          1 Year         3 Years       5 Years      10 Years
      ---------------------------------------------------------
          $285           $874          $1,489        $3,147
      ---------------------------------------------------------

The Examples do not reflect transfer processing fees, premium taxes (which may range up to 3.5%, depending on the jurisdiction) or interest rate adjustments to net Purchase Payments allocated to the Guaranteed Interest Option. The Examples also reflect the annual Contract fee of $30, after being converted to a percentage.

In addition, certain Funds may impose a redemption fee of no more than 2% of the amount of Fund shares redeemed. We may be required to implement a Fund's redemption fee. The redemption fee will be assessed against your Contract Value. For more information, please see each Fund's prospectus.

The Examples are illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

                                     SUMMARY
================================================================================

The following summarizes information which is described in more detail later in the prospectus.

THE CONTRACT

Issuance of a Contract. We issue Contracts to individuals or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Code. (See DESCRIPTION OF THE CONTRACT, Issuance of a Contract.) Neither you nor the Annuitant may be older than age 85 on the Contract Date.


"Right to Examine" Period. You have the right to cancel the Contract by Written Request to an agent or us at our Mailing Address within 10 days after you receive it. If you cancel the Contract, it will become void. We will refund to you the Contract Value as of the date we received the Written Request in Good Order at our Mailing Address plus any premium taxes deducted. You are subject to market risk during the "right to examine" period unless state law requires return of purchase payments. You may get back more or less than aggregate purchase payments you have made during this period. If required by state law and greater than Contract Value, we will instead return the purchase payment(s) to you. (See DESCRIPTION OF THE CONTRACT, Right to Examine.) We may require you to return the Contract.


Purchase Payments. The minimum amount required to purchase a Contract depends upon several factors. Generally, you must make payments totaling $5,000 within the first 12 months of the Contract. Certain Qualified Contracts, Section 1035 contracts, and Contracts sold to employees have lower minimum purchase amounts. Unless you pay the minimum purchase amount in full at the time of application, an automatic purchase payment plan must be established resulting in the minimum purchase amount being paid before the end of the first 12 months of the Contract. The minimum purchase payment is $100, unless the payment is made through an automatic purchase payment plan, in which case the minimum is $25. (See DESCRIPTION OF THE CONTRACT, Purchase Payments.)

Allocation of Purchase Payments. You may allocate purchase payments to one or more of the Subaccounts of the Variable Account or to the Guaranteed Interest Option or to both. An allocation to a Subaccount must be in whole percentages and be at least 1% of the purchase payment. An allocation to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Ultra Series Money Market Class I Subaccount). Each Subaccount invests solely in a corresponding underlying Fund. The investment performance of the Fund(s) will affect the Subaccount in which you invest your money and your Contract Value. We will credit interest to amounts in the Guaranteed Interest Option at a guaranteed minimum rate of 3% per year, or a higher current interest rate declared by us. (See DESCRIPTION OF THE CONTRACT, Allocation of Purchase Payments.)

Transfers. On or before the Annuity Date, you may transfer all or part of the Contract Value between Subaccount(s) or the Guaranteed Interest Option, subject to certain restrictions.

Transfers to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Ultra Series Money Market Class I Subaccount). Transfers are not allowed to the DCA One Year Guarantee Period. Except for the DCA One Year Guarantee Period, you may only transfer amount(s) out of the Guaranteed Interest Option during the 30 days prior to the expiration of a Guarantee Period. You may transfer amount(s) from the DCA One Year Guarantee Period throughout its Guarantee Period. No fee is charged for transfers, but we may charge $10 for each transfer over 12 during a Contract Year. (See DESCRIPTION OF THE CONTRACT, Transfer Privilege.)

Partial Withdrawal. By Written Request to us on or before the Annuity Date, you may withdraw part of your Contract's Surrender Value, subject to certain limitations. (See DESCRIPTION OF THE CONTRACT, Surrender and Partial Withdrawals.)

Surrender. By Written Request to us, you may surrender the Contract and receive its Surrender Value. (See DESCRIPTION OF THE CONTRACT, Surrender and Partial Withdrawals.)

Replacement of an Existing Contract. It may not be in your best interest to surrender, lapse, change, or borrow from an existing life insurance policy or annuity contract in connection with the purchase of the Contract. Before doing so, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and under this Contract there will be a new surrender charge period, other charges may be higher, and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

CHARGES AND DEDUCTIONS

The Contract contains the following charges and deductions:

Surrender Charge (Contingent Deferred Sales Charge). There are no sales charges deducted at the time purchase payments are made. However, a surrender charge is deducted when you surrender or partially withdraw purchase payment(s) within seven years of their being paid.

The surrender charge is 7% of the amount of the payment withdrawn or surrendered within one year of having been paid. The surrender charge decreases by 1% for each full year that has passed since the payment was made. There is no surrender charge for withdrawing or surrendering Contract Value in excess of the total purchase payments received or on purchase payments that are more than seven years old. (See CHARGES AND DEDUCTIONS, Surrender Charge (Contingent Deferred Sales Charge).)

Subject to certain restrictions, for the first partial withdrawal (or surrender) in each Contract Year, 10% of total purchase payments subject to a surrender charge may be surrendered or withdrawn without a surrender charge. (See CHARGES AND DEDUCTIONS, Surrender Charge.) The surrender charge also may be waived in certain circumstances as provided in the Contracts.

For purposes of calculating surrender charges, withdrawals (or surrenders) are considered to come first from contract value in excess of remaining purchase payments, then from remaining purchase payments not subject to surrender charge on a first in first out basis. Next an amount equal to 10% of purchase payments subject to surrender charges is available without surrender charges and is taken by withdrawing payments subject to surrender charge on a first in first out basis until the 10% amount is exhausted. Finally the remaining payments that are subject to surrender charge are withdrawn beginning with the oldest remaining payment.

Annual Contract Fee. The Contract has an annual Contract fee of $30. (This fee is waived if the Contract Value is $25,000 or more.) Before the Annuity Date, we deduct this fee from the Contract Value on each Contract Anniversary (or upon surrender of the Contract). After the Annuity Date, we deduct this fee from variable annuity payments made to you. A pro-rated portion of the fee is deducted upon annuitization of a Contract. (See CHARGES AND DEDUCTIONS, Annual Contract Fee.)

Mortality and Expense Risk Charge. We deduct a daily mortality and expense risk charge to compensate us for assuming certain mortality and expense risks. The charge is deducted from the Variable Account at a rate of 0.003425% per day which is an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risk). (See CHARGES AND DEDUCTIONS, Mortality and Expense Risk Charge.)

Asset-Based Administration Charge. We deduct a daily administration charge to compensate us for certain expenses we incur in administering the Contract. The charge is deducted from the Variable Account at an annual rate of 0.15%. (See CHARGES AND DEDUCTIONS, Asset-Based Administration Charge.)

Premium Taxes. We pay any state or local premium taxes applicable to a Contract:
(a) from purchase payments as they are received, (b) from Contract Value upon surrender or partial withdrawal, (c) upon application of adjusted Contract Value to an Annuity Payment Option, or (d) upon payment of a death benefit. We may deduct premium taxes at the time we pay such taxes. This charge ranges from 0% to 3.50%. (See CHARGES AND DEDUCTIONS, Premium Taxes.)

Rider Charges. We may charge a fee, not to exceed $150, for each partial withdrawal or surrender if we waive surrender charges under the Executive Benefits Plan Endorsement during the first two Contract Years.

In addition, we may charge up to $150 if the Owner exercises rights under the Change of Annuitant Endorsement in the first two Contract Years. We also may charge up to $150 for the Income Payment Endorsement.

Transfer Processing Fee. Currently no fee is charged for transfers. However, we may charge $10 for the 13th transfer and each additional transfer during a Contract Year.

Duplicate Contract Charge. You can obtain a summary of your Contract at no charge. There will be a $30 charge for each duplicate Contract. In addition, a Written Request is needed to request a duplicate contract.

Fund Expenses. The Funds also charge annual Fund expenses at the ranges shown in the expense table.

Research Fee. We may charge you a fee of up to $50 when you request information that is duplicative of information previously provided to you and requires extensive research.

ANNUITY PROVISIONS
You select the Annuity Date. For Non-Qualified Contracts, the Annuity Date must be on or prior to the later of (1) the Contract Anniversary following the Annuitant's 85th birthday. You may change the Annuity Date as described in DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.

On the Annuity Date, the Adjusted Contract Value will be applied to an Annuity Payment Option, unless you choose to receive the Surrender Value in a lump sum. (See ANNUITY PAYMENT OPTIONS.)

FEDERAL TAX STATUS
Generally, any distribution from your Contract may result in taxable income. A 10% federal penalty tax may also apply to distributions before age 59 1/2. For a further discussion of the federal income tax status of variable annuity contracts, see Federal Tax Matters.

  CMFG LIFE INSURANCE COMPANY, THE VARIABLE ACCOUNT, AND THE UNDERLYING FUNDS
--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY
We are a mutual life insurance company organized on May 20, 1935 and domiciled in Iowa. We are one of the world's largest direct underwriters of credit life and disability insurance, and are a major provider of qualified pension products to credit unions. Further, we offer fixed and variable annuities, individual life insurance, health policies, term and permanent life insurance, and long-term care insurance.

You may write us at 2000 Heritage Way, Waverly, Iowa 50677-9202 or call us at 1-800-798-5500.


As of December 31, 2014, we and our subsidiaries had approximately $17.7 billion in assets and we had more than $58 billion of life insurance in force.


The Company does not file reports under the Securities Exchange Act of 1934, as amended, in reliance on applicable regulation.

CMFG VARIABLE ANNUITY ACCOUNT
The Variable Account was established as a separate account of CUNA Mutual Life Insurance Company on December 14, 1993. CUNA Mutual Life Insurance Company merged into CUNA Mutual Insurance Society as of December 31, 2007. CUNA Mutual Insurance Society reorganized into a stock insurance company incorporated in Iowa within a mutual insurance holding company structure and was renamed CMFG Life Insurance Company ("CMFG Life") on January 31, 2012. The Variable Account invests in the Funds described below. The Variable Account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account or of us by the SEC. The Variable Account is also subject to the laws of the State of Iowa, which regulate the operations of insurance companies domiciled in Iowa.

The Variable Account is divided into a number of Subaccounts, which may change from time to time. Each Subaccount invests exclusively in shares of a single corresponding Fund. The income, gains and losses of each Subaccount are credited to or charged against that Subaccount, and reflect only the Subaccount's investment experience and not the investment experience of our other assets.

Although the assets in the Variable Account are our property, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business we may conduct. The assets of the Variable Account that exceed our liabilities under the Contracts may be transferred by us to the General Account and used to pay our liabilities. All obligations arising under the Contracts are our general corporate obligations.

THE FUNDS
The Variable Account currently invests in the series of Funds, including AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Franklin Templeton Variable Insurance Funds, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, and Ultra Series Fund each of which are management investment company of the series type with one or more investment portfolios or Funds that is registered with the SEC as an open-end, management investment company.

Certain Funds may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Fund in rising equity markets relative to other funds. The enhanced death benefit riders and optional living benefit riders offered under the Contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with those riders, which can limit the Contract's upside participation in the markets. You should consult with your agent to determine which combination of investment choices and enhanced death benefit and/or optional living benefit rider purchases (if any) are appropriate for you.

The investment objectives and policies of each Fund are summarized below. THERE IS NO ASSURANCE THAT ANY FUND WILL ACHIEVE ITS STATED OBJECTIVES. More detailed information, including a description of risks and expenses, may be found in the Fund's prospectus which must accompany or precede this Prospectus. The Funds prospectuses should be read carefully and retained for future reference. Please contact your agent or call us to obtain a prospectus for one of the Funds.


We select the Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance, fees, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund, its investment adviser, its subadviser(s), or an affiliate will compensate us or our affiliates, as described below under "Servicing Fees" and "Distribution of the Contract." We also may consider the alignment of the investment objectives of a fund with our hedging strategy. We review the Funds periodically and may remove or limit a Fund's availability to new purchase payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.


Owners, through their indirect investment in the Funds, bear the costs of investment advisory or management fees that the Funds pay their respective investment advisers, and in some cases, subadvisers (see the Funds' prospectuses for more information). As discussed above, an investment adviser or subadviser to a Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory (and in some cases, subadvisory) or other fees deducted from Fund assets.

From time to time, the Funds may reorganize or merge with other mutual funds. If that occurs, we will process any instructions to allocate to the Subaccount investing in the merged fund post-merger instead to the Subaccount investing in the surviving fund.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)


Invesco V.I. Global Real Estate Fund (Series II). This Fund seeks total return through growth of capital and current income. The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in securities of real estate and real estate-related issuers and derivatives and other instruments that have economic characteristics similar to such securities.

Invesco V.I Growth and Income Fund (Series II). This Fund seeks long-term growth of capital and income. The Fund invests primarily in income-producing equity securities, including common stocks and convertible securities.

Invesco V.I. Mid Cap Growth Fund (Series II). This Fund seeks capital growth. The Fund invests under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of mid-capitalization companies.


Invesco Advisers, Inc. serves as the investment adviser to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Invesco Asset Management Limited serves as sub-adviser for Invesco V.I. Global Real Estate Fund.

Franklin Templeton Variable Insurance Products Trust


Franklin High Income VIP Fund (Class 4). This Fund seeks a high level of current income with capital appreciation as a secondary goal. The Fund normally invests 66% to 80% or more in debt securities offering high yield and expected total return.

Franklin Income VIP Fund (Class 4). This Fund seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities. The Fund seeks income by investing in corporate, foreign and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.

Franklin Mutual Global Discovery VIP Fund (Class 4). This Fund seeks capital appreciation. The Fund normally invests 66% to 80% in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Franklin Advisors, Inc. serves as the investment adviser to the Franklin High Income VIP Fund and the Franklin Income VIP Fund. Franklin Mutual Advisers LLC serves as the investment adviser to the Franklin Mutual Global Discovery VIP Fund.

Oppenheimer Variable Account Funds


Oppenheimer Main Street Small Cap Fund(R)/VA (Service Shares). This Fund seeks capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities of "small-cap" companies. A company's "market capitalization" is the value of its outstanding common stock. The Fund considers small-cap companies to be those having a market capitalization in the range of the Russell 2500(TM) Index. The capitalization range of that index is subject to change at any time due to market activity or changes in the composition of the index. The range of the Russell 2500(TM) Index generally widens over time and it is reconstituted annually to preserve its market cap characteristics. The Fund measures a company's capitalization at the time the Fund buys a security and is not required to sell a security if the company's capitalization moves outside of the Fund's capitalization definition.

Oppenheimer Main Street Fund(R)/VA (Service Shares). This Fund seeks capital appreciation. The Fund mainly invests in common stocks of U.S. companies of different capitalization ranges. The Fund currently focuses on "larger capitalization" issuers, which are considered to be companies with market capitalizations equal to the companies in the Russell 1000 Index. The portfolio managers use fundamental research and quantitative models to select securities for the Fund's portfolio, which is comprised of both growth and value stocks.

Oppenheimer International Growth Fund/VA (Service Shares). This Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers that are domiciled or that have their primary operations in at least three different countries outside of the United States and may invest 100% of its total assets in foreign companies. The Fund mainly invests "growth companies," which are companies whose earnings and stock prices are expected to increase at a faster rate than the overall market.

The Fund may invest up to 25% of its total assets in emerging markets. It considers an issuer to be located in an emerging market if it is organized under the laws of an emerging country; its principal securities trading market is in an emerging market; or at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit is derived from assets or activities located in emerging markets (directly or indirectly). From time to time, the Fund may place greater emphasis on investing in one or more particular industries, countries, or regions, such as Asia, Europe or Latin America.

OFI Global Asset Management, Inc. is the investment adviser, and OppenheimerFunds, Inc., is the sub-adviser, to Oppenheimer Main Street Small Cap Fund(R)/VA, Oppenheimer Main Street Fund(R)/VA and Oppenheimer International Growth Fund/VA.

PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn(R) Strategy Portfolio (Advisor Class). The Portfolio seeks maximum real return consistent with prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Portfolio invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. The Portfolio may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "CRRS Subsidiary"). These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Portfolio may also gain exposure to commodity markets by investing in the CRRS Subsidiary. The CRRS Subsidiary is advised by PIMCO, and has the same investment objective as the Portfolio.


PIMCO Total Return Portfolio (Advisor Class). The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index), which as of December 31, 2014 was 4.85 years.


The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities.

PIMCO Global Bond Portfolio (Unhedged) (Advisor Class). This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Portfolio normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global FX New York Index Unhedged in USD, which as of December 31, 2014 was 7.04 years.


The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-related securities rated below B). The Portfolio is nondiversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities subject to applicable law and any other restrictions described in the Portfolio's prospectus or Statement of Information.

The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

PIMCO serves as the investment adviser to the PIMCO Variable Insurance Trust.

The Portfolio described above are not available for purchase directly by the general public, and are not the same as other mutual funds with very similar or nearly identical names that are sold directly to the public. The investment performance and results of the Portfolio may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment advisor and the same investment objectives and policies, and a very similar name.

Ultra Series Fund
Conservative Allocation Fund (Class I). This Fund seeks income, capital appreciation and relative stability of value by investing primarily in shares of underlying funds, including Exchange Traded Funds (ETFs).

Moderate Allocation Fund (Class I). This Fund seeks capital appreciation, income and moderated market risk by investing primarily in shares of underlying funds, including ETFs.

Aggressive Allocation Fund (Class I). This Fund seeks capital appreciation by investing primarily in shares of underlying funds, including ETFs.

Money Market Fund (Class I). This Fund seeks high current income from money market instruments consistent with preservation of capital and liquidity. AN INVESTMENT IN THE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

During extended periods of low interest rates, the yields of the Money Market Fund may become extremely low and possibly negative.

Core Bond Fund (Class I). This Fund seeks a high level of current income, consistent with the prudent limitation of investment risk.

High Income Fund (Class I). This Fund seeks high current income. The Fund also seeks capital appreciation, but only when consistent with its primary goal.

Diversified Income Fund (Class I). This Fund seeks a high total return through the combination of income and capital appreciation.

Large Cap Value Fund (Class I). This Fund seeks long-term capital growth with income as a secondary consideration.

Large Cap Growth Fund (Class I). This Fund seeks long-term capital appreciation.

Mid Cap Fund (Class I). This Fund seeks long-term capital appreciation.

Small Cap Fund (Class I). This Fund seeks long-term capital appreciation.

International Stock Fund (Class I). This Fund seeks long-term growth of capital.

Madison Asset Management, LLC, in which we have a minority ownership interest, serves as investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the trustees of the Ultra Series Fund.

AVAILABILITY OF THE FUNDS
The Variable Account purchases shares of a Fund in accordance with a participation agreement. If a participation agreement terminates, the Variable Account may not be able to purchase additional shares of the Fund (s) covered by the agreement. Likewise, in certain circumstances, it is possible that shares of a Fund may not be available to the Variable Account even if the participation agreement relating to that Fund has not been terminated. In either event, Owners will no longer be able to allocate purchase payments or transfer Contract Value to the Subaccount investing in the Fund.

SERVICING FEES AND OTHER FUND-RELATED PAYMENTS
We have entered into agreements with the investment adviser or distributor of certain Funds pursuant to which the investment adviser or distributor pays us a servicing fee based upon an annual percentage of the average daily net assets invested by the Variable Account (and other separate accounts of us and our affiliates) in the Fund. These percentages vary and currently range from 0.10% to 0.25% of each Fund's average daily net assets. The percentage amount is based on assets of the particular Fund attributable to the Contract issued by us (or an affiliate). The amounts we receive under the servicing agreements may be significant.

The service fees are for administrative services provided to the Funds by us and our affiliates. These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Funds. Owners, through their indirect investment in the Funds, bear the costs of the investment management fees.

In addition, certain Funds have adopted 12b-1 plans. Such plans allow the Fund to pay to Rule 12b-1 fees to those who sell or distribute Fund shares and/or provide services to shareholders and Owners. Each of those Funds describes its Rule 12b-1 plan in its prospectus. Under certain Rule 12b-1 plans, we may receive 12b-1 fees for providing services to the Funds. Furthermore, under certain Rule 12b-1 plans, CBSI may receive Rule 12b-1 fees for providing distribution services to the Funds. Rule 12b-1 fees are deducted from Fund assets and, therefore, are indirectly borne by Contract Owners.

As disclosed above, we have a minority ownership interest in Madison Asset Management, LLC, the investment advisor for the Ultra Series Fund. We expect to receive revenue from Madison Asset Management, LLC or an affiliate that is based, in part, on the amount of assets in the Ultra Series Fund.

RESOLVING MATERIAL CONFLICTS
The Funds are offered through other of our separate accounts and directly to employee benefit plans affiliated with us. We do not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interest of the Variable Account and one or more of the other separate accounts in which these Funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Owners and those of owners of other types of contracts issued by us. Material conflicts could also arise between the interests of Owners (or owners of other types of contracts issued by us) and the interests of participants in employee benefit plans invested in the Funds. If a material conflict occurs, we will take steps to protect Owners and variable annuity Payees, including withdrawal of the Variable Account from participation in the Fund(s) involved in the conflict.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS
We may, subject to applicable law, make additions to, deletions from, or substitutions for the shares of a Fund that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if, in our judgment, further investment in any Fund should become inappropriate, we may redeem the shares, if any, of that Fund and substitute shares of another Fund. Such other Funds may have different fees and expenses. We will not substitute any shares attributable to a Contract's interest in a Subaccount without prior notice and approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

We also may establish additional Subaccounts of the Variable Account, each of which would invest in shares of a new corresponding Fund having a specified investment objective. We may, in its sole discretion, establish new Subaccounts or eliminate or combine one or more Subaccounts if marketing needs, tax considerations, or investment conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by us. Also, certain Subaccounts may be closed to certain customers. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more Subaccounts may be transferred to any other Subaccount if, in our sole discretion, marketing, tax, or investment conditions warrant.

In the event of any such substitution or change, we (by appropriate endorsement, if necessary) may change the Contract to reflect the substitution or change.

If we consider it to be in the best interest of Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management investment company under the 1940 Act, it may be deregistered under the 1940 Act if registration is no longer required, it may be combined with other of our separate accounts, or its assets may be transferred to another or our separate accounts. In addition, we may, when permitted by law, restrict or eliminate any voting rights of Owners or other persons who have such rights under the Contracts.

These mutual fund portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the Contract may be very similar to the investment objectives and policies of other portfolios that are managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the Contract may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the Contract will be comparable to the investment results of any other mutual fund portfolio, even in the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.

                         DESCRIPTION OF THE CONTRACT
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ISSUANCE OF A CONTRACT
In order to purchase a Contract, application must be made to us through an agent appointed by us, who is also a registered representative of CBSI or a broker-dealer having a selling agreement with CBSI or a broker-dealer having a selling agreement with such broker-dealer. There may be delays in our receipt of application that are outside of its control because of the failure of the selling agent to forward to application to us promptly, or because of delays in determining that the Contract is suitable for you. Any such delays will affect when your Contract is issued and when your purchase payment is allocated among the Subaccounts. We may also be required to provide additional information about an Owner's account to government regulators. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.

If mandated under applicable law, we may be required to reject a purchase payment.

PURCHASE PAYMENTS
The minimum amount required to purchase a Contract depends upon several factors. The minimum purchase amount we must receive during the first 12 months of the Contract is:

    o     $5,000, except as described below.

    o $2,000 for Contracts that qualify for special federal income tax treatment under Sections 401, 408, 408A, or 457 of the Code. This category includes qualified pension plans, individual retirement accounts, and certain deferred compensation plans.

    o $300 for Contracts that qualify for special federal income tax treatment under Section 403(b) of the Code. This category includes tax-sheltered annuities. Effective January 1, 2009, we will no longer accept purchase payments that are salary deferrals from Contracts used as funding vehicles for Code Section 403(b) retirement programs.

    o The value of a Contract exchanged pursuant to Section 1035 of the Code, if we approve the transaction prior to the exchange.

    o $600 for a Contract sold to our employees and those of our subsidiaries, to employees of CMFG Life and its subsidiaries, and to registered representatives and other persons associated with CBSI. This category includes both individual retirement accounts and non-individual retirement accounts.

Unless the minimum purchase amount specified above already has been paid in full at the time of application, an automatic purchase payment plan must be established to schedule regular payments during the first 12 months of the Contract. Under our automatic purchase payment plan, the Owner can select a monthly payment schedule pursuant to which purchase payments will be automatically deducted from a credit union account, bank account or other source.

The amount paid at time of application and the regular payment schedule established under the automatic purchase plan must total at least the amount shown above as a minimum purchase amount. For example, if $5,000 is the required minimum purchase amount, a $2,000 payment at the time of application and an automatic payment plan amount of $272.73 a month for the next 11 months would be sufficient. Similarly, if $2,000 is the required minimum purchase amount, an initial purchase payment of $166.74 and an automatic payment plan amount of $166.66 for each of the next 11 months would be sufficient. (Tax law limits the amount of annual contributions that we are permitted to accept for an individual retirement account, except in the case of a rollover or transfer.)

The minimum size for an initial purchase payment and subsequent purchase payment is $100, unless the payment is made through an automatic purchase payment plan in which case the minimum size is $25. Purchase payments may be made at any time during the Annuitant's lifetime and before the Annuity Date. Additional purchase payments after the initial purchase payment are not required.

We may not accept (1) purchase payments received after the Contract Anniversary following the Annuitant's 85th birthday, (2) purchase payments of less than $100, (3) cumulative purchase payments in excess of $1 million; and (4) if mandated by applicable law. Also, we may change the size of minimum payments and, with respect to Contracts not yet issued, the size of the minimum purchase amounts.

We may, if allowed by state law, terminate a Contract and pay the Contract Value to the Owner if: (1) no purchase payments have been received during the prior 24 months, (2) aggregate purchase payments up to the time of termination total less than $2,000, and (3) Contract Value is less than $2,000. Since the charges imposed on such a Contract will be significant, only those with the financial capability to keep a contract in place for a substantial period should purchase a contract.

From time to time, we may extend the period for premium and purchase payments and other time-sensitive provisions of a policy or contract for specific geographic areas in response to weather-related incidents, natural disasters and similar events. Policyholders who have experienced such events and would like to know whether a moratorium is in effect should contact us for more information.

RIGHT TO EXAMINE
The Contract provides for an initial "right to examine" period. The Owner has the right to reject the Contract for any reason within 10 days of receiving it. In some states, this period may be longer than 10 days.

Depending upon the state of issuance of the Contract, the Owner is subject to market risk during the Right to Examine period. The contract may be cancelled by Written Request, to our Mailing Address or your agent within 10 days of receipt. We will cancel the Contract and refund the Contract Value or another amount required by law as of the date we receive a complete Written Request. The refunded Contract Value will reflect the deduction of any contract charges, unless otherwise required by law. This means that you will be subject to market risk during the Right to Examine Period. Some states may require that we refund your purchase payment to you. In those states, you will receive the greater of Contract Value or your purchase payments when you cancel your Contract. We may require that you return your contract.

In jurisdictions of issuance where state law so requires, the amount refunded to the Owner may equal aggregate purchase payments made.

ALLOCATION OF PURCHASE PAYMENTS
At the time of application, the Owner selects how the initial Net Purchase Payment is to be allocated among the Subaccounts and the Guaranteed Interest Option. An allocation to a Subaccount must be for at least 1% of a purchase payment and be in whole percentages. An allocation to the Guaranteed Interest Option must be for at least $1,000.

If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial purchase payment, the initial Net Purchase Payment will be allocated, as designated by the Owner, to one or more of the Subaccounts or to the Guaranteed Interest Option within two Valuation Days of receipt of such purchase payment by us at our Mailing Address. If the application is not properly completed, we may retain the purchase payment for up to five Valuation Days while we attempt to complete the application. If information which completes the application is received after the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time), the initial Net Purchase Payment will be allocated on the next Valuation Day. If the application is not complete at the end of the five-day period, we will inform the applicant of the reason for the delay and the initial purchase payment will be returned immediately, unless the applicant specifically consents to us retaining the purchase payment until the application is complete. Once the application is complete, the initial Net Purchase Payment will be allocated as designated by the Owner within two Valuation Days.

Notwithstanding the foregoing, in jurisdictions where we must refund aggregate purchase payments in the event the Owner exercises the right to examine, any portion of the initial Net Purchase Payment to be allocated to a Subaccount will be allocated to the Ultra Series Money Market Class I Subaccount for a 20-day period following the Contract Date. At the end of that period, the amount in the

Ultra Series Money Market Class I Subaccount will be allocated to the Subaccounts as designated by the Owner based on the proportion that the allocation percentage for each such Subaccount bears to the sum of the allocation percentages.


We will process additional purchase payments at the Accumulation Unit value next determined after the request is received in Good Order at our Mailing Address. If we receive your purchase payment on a Valuation Day at our Mailing Address in Good Order by the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time), your purchase payment will be applied with that day's Accumulation Unit value. Purchase payments will be allocated in accordance with the allocation schedule in effect at the time the purchase payment is received. However, Owners may direct individual payments to a specific Subaccount or to the Guaranteed Interest Option (or any combination thereof) without changing the existing allocation schedule. The allocation schedule may be changed by the Owner at any time by Written Request. Changing the purchase payment allocation schedule will not change the allocation of existing Contract Value among the Subaccounts or the Guaranteed Interest Option.


The Contract Values allocated to a Subaccount will vary with that Subaccount's investment experience, and the Owner bears the entire investment risk. Owners should periodically review their purchase payment allocation schedule in light of market conditions and their overall financial objectives.

VARIABLE CONTRACT VALUE
The Variable Contract Value will reflect the investment experience of the selected Subaccounts, any Net Purchase Payments paid, any surrenders or partial withdrawals, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum Variable Contract Value, and, because a Contract's Variable Contract Value on any future date depends upon a number of variables, it cannot be predetermined.

Calculation of Variable Contract Value. The Variable Contract Value is determined at the end of each Valuation Period. The value will be the total of the values attributable to the Contract in each of the Subaccounts. The Subaccounts are valued by multiplying that Subaccount's unit value for the relevant Valuation Period by the number of Accumulation Units of that Subaccount allocated to the Contract.

Determination of Number of Accumulation Units. Any amounts allocated or transferred to the Subaccounts will be converted into Subaccount Accumulation Units. The number of Accumulation Units to be credited to a Contract is determined by dividing the dollar amount being allocated or transferred to a Subaccount by the Accumulation Unit value for that Subaccount at the end of the Valuation Period during which the amount was allocated or transferred. The number of Accumulation Units in any Subaccount will be increased at the end of the Valuation Period by any Net Purchase Payments allocated to the Subaccount during the current Valuation Period and by any amounts transferred to the Subaccount from another Subaccount or from the Guaranteed Interest Option during the current Valuation Period.

Any amounts transferred, surrendered, or deducted from a Subaccount will be processed by canceling or liquidating Accumulation Units. The number of Accumulation Units to be canceled is determined by dividing the dollar amount being removed from a Subaccount by the Accumulation Unit value for that Subaccount at the end of the Valuation Period during which the amount was removed. The number of Accumulation Units in any Subaccount will be decreased at the end of the Valuation Period by: (a) any amounts transferred (including any applicable transfer fee) from that Subaccount to another Subaccount or to the Guaranteed Interest Option, (b) any amounts withdrawn or surrendered during that Valuation Period, (c) any surrender charge, annual Contract fee or premium tax assessed upon a partial withdrawal or surrender, and (d) the annual Contract fee, if assessed during that Valuation Period.

Determination of Accumulation Unit Value. The Accumulation Unit value for each Subaccount's first Valuation Period was set at $10. The Accumulation Unit value for a Subaccount is calculated for each subsequent Valuation Period by subtracting (2) from (1) and dividing the result by (3), where:

       (1)    Is the result of:

              (a) the net assets of the Subaccount (i.e., the aggregate value of underlying Fund shares or units held by the Subaccount) as of the end of the Valuation Period;

              (b) plus or minus the net charge or credit with respect to any taxes paid or any amount set aside as a provision for taxes during the Valuation Period that we determine to be attributable to the operations of the Subaccount.

       (2) The cumulative unpaid daily charge for mortality and expense risks and for administration multiplied by the number of days in the Valuation Period.

       (3) The number of Accumulation Units outstanding as of the end of the Valuation Period.

TRANSFER PRIVILEGES

General. On or before the Annuity Date and subject to the restrictions described below, the Owner may transfer all or part of the amount in a Subaccount or the Guaranteed Interest Option to another Subaccount or the Guaranteed Interest Option.

Transfers to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Ultra Series Money Market Class I Subaccount). Transfers are not allowed to the DCA One Year Guarantee Period. Except for the DCA One Year Guarantee Period, transfers out of the Guaranteed Interest Option are only permitted during the 30-day period prior to the expiration of a Guarantee Period. Transfers from the DCA One Year Guarantee Period may be made throughout its Guarantee Period. Transfers will be made as of the Valuation Day on which Written Request requesting such transfer is received by us if received before the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time). Transfers will be made as of the Valuation Day next following the day on which Written Request requesting such transfer is received, if received after the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time). Subject to these restrictions, there currently is no other limit on the number of transfers that can be made among or between Subaccounts or to or from the Guaranteed Interest Option.

Transfers may be made by Written Request. A telephone transfer authorization form received by us at our Mailing Address is valid until it is rescinded or revoked in writing by the Owner(s) or until a subsequently dated form signed by the Owner(s) is received by us at our Mailing Address. If a valid telephone transfer authorization form is on file, we may act upon the instructions of all Owner(s). We are not responsible for inability to receive an Owner's instructions because of busy telephone lines or malfunctioning telephone equipment.

We will send a written confirmation of all transfers made pursuant to telephone instructions. We may also require a form of personal identification prior to acting on instructions received by telephone and tape record instructions received by telephone. If we follow these procedures, we will not be liable for any losses to Owners due to unauthorized or fraudulent instructions.

Telephone (and facsimile) may not always be available. Any telephone (and facsimile), whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. For example, telephone communications may not be available due to natural disasters (such as hurricanes or earthquakes), man-made disasters (such as acts of terrorism, computer failures, electrical blackouts, or certain fires), or simply because of a high number of calls (which is likely to occur during periods of high market turbulence). These outages or slowdowns may delay or prevent processing your request. Although we have taken precautions to help its systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to us at our Mailing Address.

We may modify, restrict or terminate the transfer privileges at any time for any reason.

Additional Transfer Limitations. Frequent, large, or short-term transfers among Subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by Owners. In particular, such transfers may dilute the value of Fund shares, interfere with the efficient management of the Funds, and increase brokerage and administrative costs of the Funds. These costs are borne by all Owners allocating purchase payments to the Subaccounts and other Fund shareholders, not just the Owner making the transfers.

In order to try to protect Owners and the Funds from potentially harmful trading activity, we have certain policies and procedures ("Frequent Transfers Procedures").

We employ various means in an attempt to detect, deter, and prevent inappropriate frequent, large, or short-term transfer activity among the Subaccounts that may adversely affect other Owners or Fund shareholders. We may vary the Frequent Transfers Procedures with respect to the monitoring of potential harmful trading activity from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. However, we will apply the Frequent Transfers Procedures, including any variance in the Frequent Transfers Procedures by Subaccount, uniformly to all Owners. We also coordinate with the Funds to identify potentially inappropriate frequent trading, and will investigate any patterns of trading behavior identified by Funds that may not have been captured through operation of the Frequent Transfers Procedures.

Please note that despite our best efforts, we may not be able to detect nor stop all harmful transfers.

Deterrence. If we determine under the Frequent Transfers Procedures that an Owner has engaged in inappropriate frequent transfers, we notify Owner that from that date forward, for three months from the date we mailed the notification letter, the telephone transfer and withdrawal privilege will be revoked. He or she will only be permitted to make transfers or withdrawals by Written Request with an original signature conveyed through the U.S. mail or overnight delivery service.

In our sole discretion, we may revise the Frequent Transfers Procedures at any time without prior notice as necessary to (i) better detect and deter frequent, large, or short-term transfers that may adversely affect other Owners or Fund shareholders, (ii) comply with state or federal regulatory requirements, or
(iii) impose additional or alternate restrictions on Owners who make inappropriate frequent transfers (such as dollars or percentage limits on transfers). We also may, to the extent permitted by applicable law, implement and administer redemption fees imposed by one or more of the Funds in the future. If required by applicable law, we may deduct redemption fees imposed by the Funds. Further, to the extent permitted by law, we also may defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Funds. You should be aware that we are contractually obligated to prohibit purchases and transfers or redemptions of Fund shares at the Fund's request.

We currently do not impose redemption fees on transfers, or expressly allow a certain number of transfers in a given period, or limit the size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our policies in deterring inappropriate frequent transfers or other disruptive transfers and in preventing or limiting harm from such transfers.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Accordingly, despite our best efforts, we cannot guarantee that the Frequent Transfers Procedures will detect or deter frequent or harmful transfers by such Owners or intermediaries acting on their behalf. We apply the Frequent Transfers Procedures consistently to all Owners without waiver or exception.

Fund Frequent Trading Policies. The Funds have adopted their own policies and procedures with respect to inappropriate frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The frequent trading policies and procedures of a Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Funds and the policies and procedures we have adopted to discourage inappropriate frequent transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protections they may have against potential harm from frequent transfers are the protections, if any, provided by the Frequent Transfers Procedures. You should read the prospectuses of the Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

Omnibus Orders. Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Fund's ability to apply its respective frequent trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in inappropriate frequent transfers, the Fund may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

You should be aware that we are required to provide to a Fund or its designee, promptly upon request, certain information about the transfer activity of individual Owners and, if requested by the Fund, to restrict or prohibit further purchases or transfers by specific Owners identified by the Fund as violating the frequent trading policies established for that Fund.

Transfer Fee. Currently no fee is charged for transfers. However, the Company reserves the right to charge $10 for the 13th transfer and each additional transfer during a Contract Year. (See CHARGES AND DEDUCTIONS.)

Dollar-Cost Averaging. If elected at the time of the application or at any other time by Written Request, an Owner may systematically or automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) specified dollar amounts from the Ultra Series Money Market Class I Subaccount or the DCA One Year Guarantee Period to other Subaccounts. This is known as the dollar-cost averaging method of investment. The fixed dollar amount will purchase more Accumulation Units of a Subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar-cost averaging method of investment reduces the risk of making purchases only when the price of Accumulation Units is high. It does not assure a profit or protect against a loss in declining markets.

The minimum transfer amount for dollar-cost averaging is the equivalent of $100 per month. If less than $100 remains in the Ultra Series Money Market Class I or DCA One Year Guarantee Period, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 1% of the amount transferred and must be stated in whole percentages. An amount transferred to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be transferred to the Ultra Series Money Market Class I Subaccount).

Once elected, dollar-cost averaging remains in effect until the earliest of: (1) the Variable Contract Value in the Ultra Series Money Market Class I Subaccount or the value in the DCA One Year Guarantee Period is depleted to zero; (2) the Owner cancels the election by Written Request; or (3) for three successive months, the Variable Contract Value in the Ultra Series Money Market Class I Subaccount or the value in the DCA One Year Guarantee Period has been insufficient to implement the dollar-cost averaging instructions the Owner has given to the Company. The Company will notify the Owner when dollar-cost averaging is no longer in effect. There is no additional charge for using dollar-cost averaging. We may modify and/or discontinue offering dollar-cost averaging at any time and for any reason.

Other Types of Automatic Transfers. If elected at the time of the application or at any other time by Written Request, an Owner may systematically or automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) Variable Contract Value from one Subaccount to another. Amounts may also be automatically transferred from the DCA One Year Guarantee Period to one or more Subaccounts. Such automatic transfers may be requested on the following basis:
(1) as a specified dollar amount, (2) as a specified number of Accumulation Units, (3) as a specified percent of Variable Contract Value in a particular Subaccount, or (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount.

The minimum automatic transfer amount is the equivalent of $100 per month. If less than $100 remains in the Subaccount or DCA One Year Guarantee Period from which transfers are being made, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 1% of the amount transferred and must be stated in whole percentages. An amount transferred to the Guaranteed Interest Option must be at least $1,000. Once elected, automatic transfers remain in effect until the earliest of: (1) the Variable Contract Value in the Subaccount or DCA One Year Guarantee Period from which transfers are being made is depleted to zero; (2) the Owner cancels the election by Written Request; or
(3) for three successive months, the Variable Contract Value in the Subaccount from which transfers are being made has been insufficient to implement the automatic transfer instructions the Owner has given to us. We will notify the Owner when automatic transfer instructions are no longer in effect. There is no additional charge for using automatic transfers. We may modify or discontinue offering automatic transfer at any time and for any reason.

Automatic Personal Portfolio Rebalancing Service. If elected at the time of the application or requested at any other time by Written Request, an Owner(s) may instruct us to automatically transfer (on a monthly, quarterly, semi-annual or annual basis) Variable Contract Value between and among specified Subaccounts in order to achieve a particular percentage allocation of Variable Contract Value among such Subaccounts. Such percentage allocations must be in whole percentages and be at least 1% per allocation. Owners may start and stop automatic Variable Contract Value subaccount rebalancing at any time and may specify any percentage allocation of Contract Value between or among as many Subaccounts as are available at the time the rebalancing is elected. (If Owner(s) elect automatic Variable Contract Value rebalancing without specifying such percentage allocation(s), we will allocate Variable Contract Value in accordance with the Owner's current effective purchase payment allocation schedule.) There is no additional charge for using Variable Contract Value rebalancing. If the owners do not specify a frequency for rebalancing, we will rebalance quarterly. We may modify and/or discontinue offering the Automatic Personal Portfolio Rebalancing Service at any time and for any reason.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders. At any time on or before the Annuity Date, the Owner may surrender the Contract for its Surrender Value. The Surrender Value will be determined as of the Valuation Period on the date the Written Request, requesting surrender, and the Contract are received by us at our Mailing Address. We must receive your surrender request by the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time) will be processed the next Valuation Day. The Surrender Value will be paid in a lump sum unless the Owner requests payment under an Annuity Payment Option. A surrender may have adverse federal income tax consequences, including a penalty tax. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

Partial Withdrawals. At any time on or before the Annuity Date, Owner may make withdrawals of the Surrender Value. There is no minimum amount which may be withdrawn but the maximum amount is that which would leave the remaining Surrender Value equal to $2,000. A partial withdrawal request that would reduce the Surrender Value to less than $2,000 is treated as a request for a full surrender of the Contract. We will withdraw the amount requested from the Contract Value as of the Valuation Day Written Request requesting the partial withdrawal is received prior to the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time) by us at our Mailing Address. Any requests received after the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time) will be processed the next Valuation Day. Any applicable interest adjustment will be deducted from the remaining Contract Value. (See THE GUARANTEED INTEREST OPTION, Interest Adjustment.) Any applicable surrender charge also will be deducted from the remaining Contract Value. (See CHARGES AND DEDUCTIONS, Surrender Charge.)

The Owner may specify the amount of the partial withdrawal to be made from Subaccounts or Guarantee Amounts. If the Owners do not so specify, or if the amount in the designated Subaccounts or Guarantee Amount is inadequate to comply with the request, the partial withdrawal will be made from each Subaccount and each Guarantee Amount based on the proportion that the value in such Subaccount or Guarantee Amount bears to the total Contract Value immediately prior to the partial withdrawal.

A partial withdrawal may have adverse federal income tax consequences, including a penalty tax. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

Surrender and Partial Withdrawal Restrictions. The Owner's right to make surrenders and partial withdrawals is subject to any restrictions imposed by applicable law or employee benefit plan. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or partial withdrawals you request from a 403(b) contract comply with applicable plan requirements before we process your request.

Restrictions on Distributions from Certain Types of Contracts. There are certain restrictions on surrenders of and partial withdrawals from Contracts used as funding vehicles for Code Section 403(b) retirement programs. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988;
(ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, severance from employment, disability, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

Systematic Withdrawals. If elected at the time of the application or requested at any other time by the Written Request, Owners may elect to receive periodic partial withdrawals under our systematic withdrawal plan. Under the systematic withdrawal plan, we will make partial withdrawals (on a monthly, quarterly, semi-annual, or annual basis) from designated Subaccounts as specified by the Owner. Such withdrawals must be at least $100 each. Generally, Systematic Withdrawals may only be made from Variable Contract Value subaccounts. At this time, we waive surrender charges for required minimum distributions under our Automatic Required Minimum Distribution Plan.

Systematic Withdrawals can be made from the Guaranteed Interest Option to satisfy Required Minimum Distributions. This $100 minimum withdrawal requirement may be waived if the withdrawal is necessary to meet the required minimum distribution under the Code. Generally, owners must be at least age 59 1/2 to participate in the systematic withdrawal plan unless they elect to receive substantially equal periodic payments. We will continue Systematic Withdrawals even though a surrender charge is deducted. If any specified fund does not have sufficient value to process a systematic withdrawal request, the request will be processed pro-rata from all funds on the contract. Pro-rata Systematic Withdrawals from the Guaranteed Interest Option may incur an Interest Adjustment.

The withdrawals may be requested on the following basis: (1) as a specified dollar amount, (2) as a specified whole number of Accumulation Units, (3) as a specified percent of Variable Contract Value in a particular Subaccount, (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount, and (5) in an amount equal to an Owner's required minimum distribution under the Code.

Participation in the systematic withdrawal plan will terminate on the earliest of the following events: (1) the Variable Contract Value in a Subaccount from which partial withdrawals are being made becomes zero, (2) a termination date specified by the Owner is reached, (3) the Owner requests that his or her participation in the plan cease, or (4) a surrender charge would be applicable to amounts being withdrawn (i.e., partial withdrawals under the systematic withdrawal plan may not include amounts subject to the surrender charge). With regard to (4), an Owner may, by Written Request, request that systematic withdrawals continue even though a surrender charge is deducted in connection with such withdrawals. Also with regard to (4), if necessary to meet the required minimum distribution under the Code or if necessary to make substantially equal payments as required under the Code, we may continue systematic withdrawals even though a surrender charge is deducted. At this time, we waive surrender charges for required minimum distributions.

There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and Owners should consult with their tax adviser before electing to participate in the plan. We may discontinue offering the systematic withdrawal plan at any time.


An Owner who receives a distribution under an Automatic Required Distribution Plan may re-contribute such distribution to the Contract as a rollover contribution if the distribution is returned to us and is received by us at our Mailing Address within 60 days of payment. Such distributions returned in Good Order will be processed as of the Valuation Day they are received by us at our Mailing Address.

CONTRACT LOANS
Owners of Contracts issued in connection with retirement programs meeting the requirements of Section 403(b) of the Code (other than those programs subject to Title I of the Employee Retirement Income Security Act of 1974) may borrow from us using their Contracts as collateral. Loans such as these are subject to the provisions of any applicable retirement program and to the Code. Owners should, therefore, consult their tax and retirement plan advisers before taking a Contract loan.

At any time, Owners may borrow the lesser of (1) the maximum loan amount permitted under the Code, or (2) 90% of the Surrender Value of their Contract. Loans in excess of the maximum amount permitted under the Code will be treated as a taxable distribution rather than a loan and could cause disqualification of a Section 403(b) contract. We will only make Contract loans after approving a written application by the Owner. The written consent of all assignees and irrevocable beneficiaries must be obtained before a loan will be given. The Owner is responsible for ensuring that the loan is taken and repaid in compliance with applicable requirements of the Code.

When a loan is made, we transfer an amount equal to the amount borrowed from the Variable Contract Value or Guaranteed Interest Option Value to the Loan Account. The Loan Account is part of our General Account and Contract Value in the Loan Account is separate from any Subaccount or Guarantee Period. The Owner must indicate in the loan application from which Subaccounts or Guarantee Amounts, and in what amounts, Contract Value is to be transferred to the Loan Account. In the absence of any such instructions from the Owner, the transfer(s) are made pro-rata from all Subaccounts having Variable Contract Value and from all Guarantee Amounts. Loans may be repaid by the Owner at any time before the Annuity Date. Upon the repayment of any portion of a loan, an amount equal to the repayment will be transferred from the Loan Account to the Subaccount(s) or Guarantee Accounts designated by the Owner or according to the Owner's current purchase payment allocation instructions. Loan repayments may not be allocated to the DCA One Year Guarantee Period Account. Amounts transferred from the Guaranteed Interest Option to the Loan Account may be subject to an interest adjustment, if applicable.

We charge interest on Contract loans at an effective annual rate of 6.5%. We pay interest on the Contract Value in the Loan Account at rates we determine from time to time but never less than an effective annual rate of 3.0%. This rate may change at our discretion and Owners should request current interest rate information from us or your agent or by calling us at (800) 798-5500. Consequently, the net cost of a loan is the difference between 6.5% and the rate being paid from time to time on the Contract Value in the Loan Account. Interest on Contract loans accrues on a daily basis from the date of the loan and is due and payable at the end of each Contract Year. If the Owner does not pay the interest due at that time, an amount equal to such interest less interest earned on the Contract Value in the Loan Account is transferred from his or her Variable Contract Value or Guaranteed Interest Option Value (as described above for the loan itself) to the Loan Account. This transfer will therefore increase the loan amount.

If at any time, the loan amount causes the Surrender Value to be equal to or less than zero, the Contract will be in default. In this event, we will send a Written Request of default to the Owner stating the amount of loan repayment needed to reinstate the Contract and the Owner will have 61 days, from the day the notice is mailed, to pay the stated amount. If we do not receive the required loan repayment within 61 days, we will terminate the Contract without value. Principal and interest must be repaid in substantially level payments made no less frequently than quarterly over a five-year period (or, if the loan is used to acquire the Owner's principal residence, a 10, 15 or 20-year period but not beyond the year the Owner attains age 70 1/2). The Owner is allowed a 61-day grace period from the installment due date. If the amount due by the end of the grace period is not received the outstanding loan would default and a taxable distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any withdrawal charge, will be made. This distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Code
Section 403(b).

Any loan amount outstanding upon the death of the Owner or Annuitant is deducted from any death benefit paid. In addition, a Contract loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment experience of the Variable Account and the interest rates applicable to Guarantee Periods do not apply to the portion of Contract Value transferred to the Loan Account. The longer the loan remains outstanding, the greater this effect is likely to be.

DEATH BENEFIT BEFORE THE ANNUITY DATE
Naming different persons as Owner(s), Annuitant(s), and Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it. Carefully consider the potential consequences under various scenarios when naming Owners, Annuitants, and Beneficiaries, and consult your agent or financial advisor.

Death of an Owner. If any Owner dies prior to the Annuity Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the sole deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants. In the latter event, the surviving Annuitant becomes the Owner.

The following options are available to a sole surviving Owner or a new Owner:

         (1) If the Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner.

         (2) If the Owner is not the spouse of the deceased Owner he or she may elect, within 60 days of the date we receive Due Proof of
                  Death:

                  (a) to receive the Surrender Value in a single sum within 5 years of the deceased Owner's death; or

                  (b) to apply the Surrender Value within 1 year of the deceased Owner's death to one of the Annuity Payment Options provided that payments under the option are payable over the new Owner's life or over a period not greater than the new Owner's life expectancy.

If he or she does not elect one of the above options, we will pay the Surrender Value five years from the date of the deceased Owner's death.

Under any of these options, sole surviving Owners or new Owners may exercise all Ownership rights and privileges from the date of the deceased Owner's death until the date that the Surrender Value is paid.

Death of the Annuitant. If the Annuitant dies before the Annuity Date, we will pay the death benefit described below to the Beneficiary named by the Owner in a lump sum. (Owners and Beneficiaries also may name successor Beneficiaries.) If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner's estate. In lieu of a lump sum payment within 5 years of the deceased Annuitant's death, the Beneficiary may elect, within 60 days of the date we receive due proof of the Annuitant's death, to apply the death benefit to an Annuity Payment Option, provided that the Annuity Date selected by the Beneficiary is at least two years after the Contract Date. We are currently waiving this two year requirement for Annuity Payment Options 3 and 4. (See ANNUITY PAYMENT OPTIONS, Description of Annuity Payment Options.)

If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an Annuity Payment Option if:

         (1) payments under the option begin within 1 year of the Annuitant's death; and

         (2) payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

Death Benefit. If the Annuitant is age 75 or younger on the Contract Date, the death benefit is an amount equal to the greater of:

         (1) aggregate Net Purchase Payments made under the Contract less partial withdrawals as of the date we receive Due Proof of Death of the deceased;

         (2) Contract Value as of the date we receive Due Proof of Death of the deceased's death; or

         (3) the death benefit floor amount as of the date of the deceased's death plus any Net Purchase Payments made and less any partial withdrawals made since the most recent death benefit floor computation anniversary prior to death.

For Contracts issued after the Annuitant's 76th birthday, the death benefit is always equal to the Contract Value as of the date we receive Due Proof of the Death of Annuitant less any outstanding Loan Amount and any applicable premium taxes not previously deducted.

The death benefit floor amount is the Contract Value on the most recent death benefit floor computation anniversary. In states other than Texas, death benefit floor computation anniversaries are the 7th Contract Anniversary and each subsequent 7th Contract Anniversary (for example, the 14th Contract Anniversary, the 21st Contract Anniversary, etc.) (In Texas, the death benefit floor computation anniversaries are the 6th Contract Anniversary and each subsequent 6th Contract Anniversary.)

The death benefit is paid when we have received Due Proof of Death and proof of each beneficiary(ies) interest, which shall include the required documentation and proper instructions from each of the beneficiary(ies).

DEATH BENEFIT AFTER THE ANNUITY DATE
If an Owner dies after the Annuity Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the surviving annuitant, if any, becomes the new Owner. Such Owners will have the rights of Owners during the annuity period, including the right to name successor Payees if the deceased Owner had not previously done so. The death of an Annuitant after the Annuity Date will have the effect stated in the Annuity Payment Option pursuant to which annuity payments are being made.

ANNUITY PAYMENTS ON THE ANNUITY DATE
The Owner selects the Annuity Date. The Annuity Date may not be after the later of the Contract Anniversary following the Annuitant's 85th birthday or 10 years after the Contract Date, except that we may allow on a non-discriminatory basis the Annuity Date to be as late as of 95 if the Contract was issued when the Annuitant was 75 or older.

The Owner may change the Annuity Date subject to the following limitations: (1) the Owner's Written Request must be received at our Mailing Address at least 30 days before the current Annuity Date, and (2) the requested Annuity Date must be a date that is at least 30 days after receipt of the Written Request, and (3) the requested Annuity Date must be at least two years after the Contract Date. (We are currently waiving the 30 day requirement in (1), however, the Written Request must be received at our Mailing Address prior to the current Annuity Date.)

On the Annuity Date, the adjusted Contract Value will be applied under the life income Annuity Payment Option with ten years guaranteed, unless the Owner elects to have the proceeds paid under another Annuity Payment Option or to receive the Surrender Value in a lump sum. (See ANNUITY PAYMENT OPTIONS.) In certain states, the Surrender Value will be applied to the Annuity Payment Option rather than the adjusted Contract Value. Unless the Owner instructs us otherwise, amounts in the Guaranteed Interest Option will be used to provide a fixed- Annuity Payment Option and amounts in the Variable Account will be used to provide a variable Annuity Payment Option.

The adjusted Contract Value is the Contract Value:

       (1)    plus or minus any applicable interest adjustment;

       (2) minus any applicable surrender charge if Annuity Payment Option 1 is selected;

       (3) minus the pro-rated portion of the annual Contract fee (unless the Annuity Date falls on the Contract Anniversary);

       (4)    minus any applicable loan amount; and

       (5)    minus any applicable premium taxes not yet deducted.

PAYMENTS
Any surrender, partial withdrawal, Contract loan, or death benefit usually will be paid within seven days of receipt of a Written Request, any information or documentation reasonably necessary to process the request, and (in the case of a death benefit) receipt and filing of Due Proof of Death. However, payments may be postponed if:

       (1) the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

       (2)    the SEC permits the postponement for the protection of Owners; or

       (3) the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

If a recent check or draft has been submitted, we have the right to delay payment until we are certain the check or draft has been honored.

We have the right to defer payment of any surrender, partial withdrawal, or transfer from the Guaranteed Interest Option for up to six months from the date of receipt of Written Request at our Mailing Address for such a surrender or transfer. If payment is not made within 30 days after receipt of documentation necessary to complete the transaction, or such shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at 3% or such higher rate required for a particular jurisdiction.

Contracts may be sold to or in connection with retirement plans that do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code. Neither the Owner nor the Annuitant may be older than age 85 on the Contract Date.

MODIFICATION
Upon notice to the Owner and as permitted by applicable law, we may modify the
Contract:

       (1) to permit the Contract or the Variable Account to comply with any applicable law or regulation issued by a government agency; or

       (2) to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

       (3)    to reflect a change in the operation of the Variable Account; or

       (4)    to provide for the addition or substitution of investment options.

In the event of most such modifications, we will make appropriate endorsement to the Contract.

REPORTS TO OWNERS
At least annually, we will mail to each Owner, at such Owner's last known address of record, a report setting forth the Contract Value (including the Contract Value in each Subaccount and each Guarantee Amount) of the Contract, purchase payments paid and charges deducted since the last report, partial withdrawals made since the last report and any further information required by any applicable law or regulation.

Householding. To reduce service expenses, we intend to send only one copy of its reports per household regardless of the number of Owners at the household. However, any Owner may obtain additional reports upon request to us.

Abandoned Property Requirements. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us at our Mailing Address to make such changes.

INQUIRIES
Inquiries regarding a Contract may be made in writing to us at our Mailing Address. We may charge a fee of up to $50 for each research request.

                         THE GUARANTEED INTEREST OPTION
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The guaranteed interest option varies according to the state in which the Contract is issued. Solely for the sake of convenient reference, states have been divided into three categories. In category one, we offer guarantee periods varying in duration from one year to ten years and we may impose an interest adjustment on guarantee amounts withdrawn prior to the expiration of a guarantee period.

In Category 2, we offer a guarantee period of one year and no interest adjustment is imposed if guarantee amounts are withdrawn before the expiration of that year.

In Category 3, we do not intend to offer a guaranteed interest option.

To determine the guaranteed interest option available in your state, find the name of your state in the lists of states below. Then read about the guaranteed interest option available in that state.

CATEGORY 1
We, in Category 1 states, may offer guarantee periods varying in duration from one year to ten years and we may impose an interest adjustment on guarantee amounts withdrawn prior to the expiration of a guarantee period. Category 1 states are: Alabama, Alaska, Arizona, Arkansas, California, Colorado, Connecticut, Delaware, District of Columbia, Florida, Georgia, Hawaii, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Massachusetts, Michigan, Minnesota, Mississippi, Missouri, Montana, Nebraska, Nevada, New Hampshire, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Rhode Island, South Carolina, South Dakota, Tennessee, Vermont, Virginia, West Virginia, and Wyoming.

In Category 1 states, an Owner may allocate some or all of the Net Purchase Payments and transfer some or all of the Contract Value to the Guaranteed Interest Option for selected periods of time from one to ten years. We also intend to offer a special one year Guarantee Period that allows transfers to other Subaccounts throughout the Guarantee Period (the "DCA One Year Guarantee Period"). Because you will be transferring Contract Value from the DCA One Year Guarantee Period, you will be earning interest on a decreasing amount. Purchase Payments may be allocated to this DCA One Year Guarantee Period, but transfers are not allowed into it. The DCA One Year Guarantee Period may not be available in all states and the Guaranteed Interest Options may not be available in all states. Contact us for information on availability in your state.

The Guaranteed Interest Option is part of our General Account and pays interest at declared rates, set at our sole discretion. The rates are guaranteed for a selected period of time from one to ten years (currently only one year is offered). The principal, after deductions, is also guaranteed. Our General Account supports its insurance and annuity obligations. Since the Guaranteed Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to our general liabilities from business operations.

The Guaranteed Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Interest Option nor our General Account has been registered as an investment company under the 1933 Act. Therefore, neither our General Account, nor the Guaranteed Interest Option, is generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Interest Option which are included in this Prospectus are for the Owner's information. However, such disclosures are subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Interest Option Value. The portion of the Contract Value allocated to the Guaranteed Interest Option is the Guaranteed Interest Option value which is credited with interest, as described below. The Guaranteed Interest Option value reflects interest credited to Contract Value in Guarantee Periods, Net Purchase Payments allocated to or Contract Value transferred to Guarantee Periods, transfers of Contract Value out of Guarantee Periods, surrenders and partial withdrawals from Guarantee Periods (including related interest adjustments), and charges assessed in connection with the Contract. The Guaranteed Interest Option value is the sum of Guarantee Amounts under the Contract. The Guaranteed Interest Option value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

Guarantee Periods. From time to time we will offer to credit Guaranteed Interest Option value with interest at specific guaranteed rates for specific periods of time. These periods of time are known as Guarantee Periods. We may offer one or more Guarantee Periods of one to ten years' duration at any time, but will always offer a Guarantee Period of one year (currently, only the one-year Guaranteed Period is offered). We will publish an effective annual interest rate applicable to each Guarantee Period being offered at that time. Net Purchase Payments allocated or Contract Value transferred to a Guarantee Period is guaranteed to earn that rate of interest for each year of the period (provided that such payments and Contract Value are not withdrawn during the Guarantee Period or surrendered). The interest rates available at any time will vary with the number of years in the Guarantee Period but will always be equal to or greater than an effective annual rate of 3%.

Guarantee Periods begin as of the date Net Purchase Payments or transfers of Contract Value are made to them and end when the number of years in the Guarantee Period have elapsed. Transfers of Contract Value to the DCA One Year Guarantee Period are not permitted. The last day of the Guarantee Period is the expiration date for the Guarantee Period. Owners may not select Guarantee Periods with expiration dates later than the Contract's current Annuity Date. During the 30-day period prior to the expiration of a Guarantee Period, the Owner may transfer the Guarantee Amount related to that Guarantee Period to any new Guarantee Period or Subaccount available at that time. Such transfers may be made at any time from the DCA One Year Guarantee Period. At the expiration of the DCA One Year Guarantee Period, any amount remaining in the account will be transferred to the Ultra Series Money Market Class I Subaccount if other instructions are not received from the Owner. If, at the expiration of a Guarantee Period, less than one year remains until the Annuity Date, we will credit interest to the Guarantee Amount at the guaranteed rate then applicable to a one year Guarantee Period. For Guarantee Periods other than the DCA One Year Guarantee Period, we will notify Owners of the available Guarantee Periods and Subaccounts 30 days prior to the expiration of a Guarantee Period.

If an Owner does not respond to the notice with instructions as to how to reinvest the Guarantee Amount, then on the expiration date we will invest the Guarantee Amount in another Guarantee Period of the same duration as the expiring period. If that Guarantee Period will extend beyond the Annuity Date of the Contract, we will reinvest the Guarantee Amount in the Guarantee Period of the longest duration that expires before the Annuity Date.

We may credit Guarantee Amounts with interest at current rates in excess of the minimum guaranteed rate but is not obligated to do so. We have no specific formula for determining current interest rates. These current interest rates may be influenced by, but do not necessarily correspond to, prevailing general market interest rates. Guaranteed Interest Option Value will not share in the investment performance of our General Account or any portion thereof. Any interest credited on Guarantee Amounts in excess of the minimum guaranteed effective rate of 3% per year will be determined in our sole discretion. The Owner therefore assumes the risk that interest credited may not exceed the minimum guaranteed rate.

Net Purchase Payment Preservation Program. An Owner may elect to allocate the initial Net Purchase Payment between the Guaranteed Interest Option and the Variable Account so that at the end of the Guaranteed Period the portion of the initial Net Purchase Payment allocated to the Guarantee Interest Option will equal the initial Net Purchase Payment. This would permit the Owner to allocate the remaining portion of the initial Net Purchase Payment to one or more Subaccounts and still be certain of having a Contract Value at the end of the Guarantee Period at least equal to the initial Net Purchase Payment. Upon request, we will calculate the portion of any Net Purchase Payment that must be allocated to a particular Guarantee Period to achieve this result.

Interest Adjustment. We will impose an interest adjustment on Guarantee Amounts withdrawn or surrendered or applied to an Annuity Payment Option from a Guarantee Period (other than the DCA One Year Guarantee Period) before expiration of the period except when such a withdrawal, surrender, or annuitization occurs during the last 30 days of the period. The interest adjustment is calculated by multiplying the amount surrendered, withdrawn, or annuitized by the following factor:

                              0.70 x (I - J) x n/12
Where:

       I= the guaranteed interest rate then being offered for a new Guarantee Period equal in duration and type to the period from which the Guarantee Amount is being withdrawn, surrendered or annuitized. If a Guarantee Period of such duration is not being offered, "I" equals the linear interpolation of the guaranteed rates for periods then available. If the Guarantee Periods needed to perform the interpolation are not being offered, "I" equals the interest rate being paid on the Treasury Constant Maturity Series published by the Federal Reserve Board for Treasury securities with remaining maturities equal to the duration of the appropriate Guarantee Period plus the interest adjustment reference factor shown on the Contract data page. If no published rates are available for maturities equal to the duration of the appropriate Guarantee Period, linear interpolation of other published rates will be used.

       J= the guaranteed interest rate then being credited to the Guarantee Amount being withdrawn, surrendered or annuitized.

       n= the number of complete months remaining until the expiration of the Guarantee Period.

At a time when I exceeds J, the interest adjustment will reduce the portion of any Guarantee Amount available for withdrawal, surrender, or annuitization. At a time when J exceeds I, the interest adjustment will increase the portion of any Guarantee Amount available for withdrawal, surrender, or annuitization. Moreover, the interest adjustment will only operate to increase or reduce credited interest in an amount equal to the excess of 3% per year on a Guarantee Amount at the beginning of any Guarantee Period.

The interest adjustment is calculated separately for each Guarantee Amount and is applied before any surrender charge. Owners must instruct us as to which Guarantee Periods should be withdrawn or surrendered. Within any Guarantee Period, Guarantee Amounts are withdrawn or surrendered on a first-in-first-out basis. The adjustment does not apply to the calculation of a death benefit or to amounts deducted from Guaranteed Interest Option value by us as fees or charges. In addition, the application of an Interest Adjustment will not cause the sum of the Surrender Charge and Interest Adjustment to exceed 10% of the amount withdrawn or surrendered.

Any applicable interest adjustment(s) will be deducted from or added to the remaining Guarantee Amount(s), if any, or from all remaining Guarantee Amounts on a pro-rata basis. If, at the time a partial withdrawal is requested from a Guarantee Amount, the Guaranteed Interest Option value would be insufficient to permit the deduction of the interest adjustment from any remaining Guarantee Amounts, then we will not permit the partial withdrawal.

The imposition of an interest adjustment may have significant federal income tax consequences. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

CATEGORY 2
We, in Category 2 states, offer guarantee periods of one year and no interest adjustment is imposed. Category 2 states include: Pennsylvania, Texas, Utah, and Wisconsin. Category 2 states may also include Maryland and New Jersey. Maryland and New Jersey offers will be limited to the DCA One Year Guarantee Period only.

In Category 2 states an Owner may allocate some or all of the Net Purchase Payments and transfer some or all of the Contract Value to the Guaranteed Interest Option for one year periods. We also intend to offer a special one year Guarantee Period that allows transfers to other Subaccounts throughout the Guarantee Period (the "DCA One Year Guarantee Period"). Because you will be transferring Contract Value from the DCA One Year Guarantee Period, you will be earning interest on a decreasing amount. Purchase Payments may be allocated to this DCA One Year Guarantee Period, but transfers are not allowed into it. Purchase payment allocations are limited to the first three Contract Years in Maryland and New Jersey. Contracts sold in Maryland and New Jersey prior to availability of the DCA One Year Guarantee Period do not contain the Guaranteed Interest Option.

The Guaranteed Interest Option is part of our General Account and pays interest at declared rates, set at our sole discretion, that are guaranteed for one year. The principal, after deductions, is also guaranteed. Our General Account supports its insurance and annuity obligations. Since the Guaranteed Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to our general liabilities from business operations.

The Guaranteed Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Interest Option nor our General Account has been registered as an investment company under the 1940 Act. Therefore, neither our General Account, nor the Guaranteed Interest Option, is generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Interest Option which are included in this Prospectus are for the Owner's information. However, such disclosures are subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Interest Option Value. The Guaranteed Interest Option value is the portion of the Contract Value allocated to the Guaranteed Interest Option. The Guaranteed Interest Option value reflects Net Purchase Payments allocated to and Contract Value transferred to 1) Guarantee Periods, 2) interest credited to Contract Value in Guarantee Periods, 3) transfers of Contract Value out of Guarantee Periods, 4) surrenders and partial withdrawals from Guarantee Periods, and 5) charges assessed in connection with the Contract. Guarantee Amounts are withdrawn or surrendered on a first-in-first-out basis. The Guaranteed Interest Option value is the sum of Guarantee Amounts under the Contract. The Guaranteed Interest Option value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

Guarantee Periods. From time to time we will offer to credit Guaranteed Interest Option value with interest at a specific rate guaranteed for the following one-year period. The one-year period is known as a Guarantee Period. We will publish the effective annual interest rate applicable to each Guarantee Period. Net Purchase Payments allocated and Contract Value transferred to a Guarantee Period is guaranteed to earn that rate of interest during the period (provided that such payments and Contract Value are not withdrawn from the Guarantee Period or surrendered). The interest rate will always be equal to or greater than an effective annual rate of 3%.

A Guarantee Period begins as of the date Net Purchase Payments or transfers of Contract Value are made to the Guarantee Account and ends when 365 days have passed. Transfers of Contract Value to the DCA One-Year Guarantee Period are not permitted. The last day of the 365-day period is the expiration date for the Guarantee Period. During the 30-day period prior to the expiration date, the Owner may transfer the Guarantee Amount related to that Guarantee Period to a new one year Guarantee Period or to any Subaccount available at that time. Such transfers may be made at any time from the DCA One-Year Guarantee Period. At the expiration of a DCA One-Year Guarantee Period, any amount remaining will be transferred to the Ultra Series Money Market Class I Subaccount. For Guarantee Periods other than the DCA One Year Guarantee Period, we will notify Owners of the interest rates applicable to the upcoming Guarantee Period thirty days prior to the expiration of a Guarantee Period. If an Owner does not respond to the notice with instructions as to how to reinvest the Guarantee Amount, then on the expiration date we will invest the Guarantee Amount in another one year Guarantee Period at the guaranteed rate then offered. If less than one year remains until the Annuity Date, we will credit interest to the Guarantee Amount at the guaranteed rate then applicable to a one year Guarantee Period.

We intend to credit Guarantee Amounts with interest at current rates in excess of the minimum guaranteed rate but not obligated to do so. We have no specific formula for determining current interest rates. Current interest rates may be influenced by, but do not necessarily correspond to, prevailing general market interest rates. Guaranteed Interest Option Value will not share in the investment performance of our General Account. Any interest credited on Guarantee Amounts in excess of the minimum guaranteed effective rate of 3% per year will be determined in our sole discretion. The Owner assumes the risk that interest credited may not exceed the minimum guaranteed rate.

We will not impose an interest adjustment on Guarantee Amounts withdrawn or surrendered or applied to an Annuity Payment Option from the Guaranteed Interest Option.

Net Purchase Payment Preservation Program. An Owner may elect to allocate the initial Net Purchase Payment between the one year Guaranteed Period and the Variable Account so that at the end of the Guarantee Period, the portion of the initial Net Purchase Payment allocated to the Guarantee Amount will equal the initial Net Purchase Payment. This permits the Owner to allocate the remaining portion of the initial Net Purchase Payment to one or more Subaccounts and still be certain of having a Contract Value at the end of the Guarantee Period at least equal to the initial Net Purchase Payment. Upon request, we will calculate the portion of any initial Net Purchase Payment that must be allocated to a one-year Guarantee Period to achieve this result. The program is not available in Maryland and New Jersey.

CATEGORY 3
We do not intend to offer a Guaranteed Interest Option in Category 3 states. Category 3 states are: Oregon and Washington.


CYBER SECURITY
Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, CBSI, the underlying Funds, and intermediaries may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of Contract transactions, including the processing orders from our website or with the underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential Owner or business information, impede order processing, subject us and/or CBSI and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or CBSI will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


                             CHARGES AND DEDUCTIONS
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SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

General. No charge for sales expenses is deducted from purchase payments at the time purchase payments are paid. However, within certain time limits described below, a surrender charge (contingent deferred sales charge) is deducted from the Contract Value if a partial withdrawal or surrender is made before the Annuity Date. Also, a surrender charge is deducted from amounts applied to Annuity Payment Option 1. (See DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.)

Charge for Partial Withdrawal or Surrender. A charge is imposed on the partial withdrawal or surrender of purchase payments within seven years of their having been received by us. The surrender charge is the percentage of each such purchase payment specified in the table below and is separately calculated and applied to each purchase payment at any time when that purchase payment is withdrawn or surrendered. No surrender charge applies to Contract Value in excess of aggregate purchase payments. The surrender charge is calculated using the assumption that all Contract Value in excess of aggregate purchase payments is surrendered before any purchase payments and that purchase payments are surrendered on a first-in-first-out basis.

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                   Number of Full
                 Years Between Date
                     of Purchase             Charge as
                  Payment and Date         Percentage of
                    of Surrender          Purchase Payment
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                          0                      7%
                          1                      6%
                          2                      5%
                          3                      4%
                          4                      3%
                          5                      2%
                          6                      1%
                         7+                      0%
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Any applicable surrender charge is deducted pro-rata from the remaining Variable Contract Value in the Subaccounts from which the withdrawal is made or the remaining Guaranteed Interest Option value from the Guarantee Amounts from which the withdrawal is made. If such remaining Variable Contract Value or Guaranteed Interest Option value is insufficient for this purpose, the surrender charge is deducted pro-rata from all Subaccounts and Guarantee Amounts under the Contract.

Amounts Not Subject to Surrender Charge. In each Contract Year, earnings may be withdrawn free of surrender charges. In addition, up to 10% of an amount equal to the aggregate purchase payments still subject to a surrender charge (computed at the time of the withdrawal or surrender) may be withdrawn or surrendered during that year without a surrender charge. Any amounts surrendered or withdrawn in excess of this 10% will be assessed a surrender charge. This right is not cumulative from Contract Year to Contract Year.

Waiver of Surrender Charge. In most states, the Contract provides that, upon Written Request from the Owner before the Annuity Date, the surrender charge will be waived on a partial withdrawal or surrender if the Annuitant is confined to a nursing home or hospital (as described in the Contract) or becomes terminally ill (as described in the Contract). This waiver is not available in some states, and, therefore, is not described in Contracts issued in those states. As of May 1, 2005, those states include Kansas, New Jersey, Pennsylvania, and Texas. This benefit may be exercised one time.

We also offer an Executive Benefits Plan Endorsement in conjunction with certain deferred compensation plans. The executive benefits plan endorsement waives the surrender charges (deferred charges) on the Contract to which it is attached subject to the following conditions:

         1. the Contract is surrendered and the proceeds are used to fund a new contract provided through CMFG Life Insurance Company or an affiliate;

         2.       the Contract is owned by a business or trust;

         3.       the new Contract is owned by the same entity;

         4. the annuitant (insured) under the Contract is a selected manager or a highly compensated employee (as those terms are defined by Title 1 of the Employee Retirement Income Security Act, as amended);

         5. the annuitant (insured) under the new Contract is also a selected manager or highly compensated employee;

         6. we receive an application for the new contract (and have evidence of insurability satisfactory to us).

There is no charge for this benefit. However, if you exercise this benefit during the first two Contract Years, we reserve the right to charge a fee to offset expenses incurred. This fee will not exceed $150. The Executive Benefits Plan Endorsement may not be available in all states.

ANNUAL CONTRACT FEE
On each Contract Anniversary prior to the Annuity Date, we deduct from the Variable Contract Value an annual Contract fee of $30 to pay us for administrative expenses relating to the Contract. The fee is deducted from each Subaccount and from the Guaranteed Interest Option based on the proportion that the value of the Subaccount and the Guaranteed Interest Option bear to the total Contract Value. (In Texas and South Carolina, the fee is deducted from each Subaccount based on the proportion that the value of the Subaccount bears to the total Variable Contract Value.) The annual Contract fee also is deducted upon surrender of a Contract on a date other than a Contract Anniversary. A pro-rated portion of the fee is deducted upon annuitization. After the Annuity Date, the annual Contract fee is deducted from variable annuity payments. We do not deduct the annual Contract fee on Contracts with a Contract Value of $25,000 or more on the Contract Anniversary. The Contract fee will not be charged after the Annuity Date when a Contract with a Contract Value of $25,000 or more has been annuitized.

ASSET-BASED ADMINISTRATION CHARGE
We deduct a daily administration charge to compensate us for certain expenses we incur in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

TRANSFER PROCESSING FEE
Currently no fee is charged for transfers. However, we may charge $10 for the 13th transfer and each subsequent transfer during a Contract Year. For the purpose of assessing such a transfer fee, each Written Request would be considered to be one transfer, regardless of the number of Subaccounts or Guarantee Amounts affected by the transfer. The transfer fee would be deducted from the Subaccount or Guarantee Amount from which the transfer is made. If a transfer is made from more than one Subaccount or Guarantee Amount at the same time, the transfer fee would be deducted pro-rata from the remaining Variable Contract Value in such Subaccount(s) or from the remaining Guarantee Amount.

DUPLICATE CONTRACT CHARGE
You can obtain a summary of your Contract at no charge. There will be a $30 charge for a duplicate Contract. In addition, a Written Request is needed to request a duplicate Contract.

MORTALITY AND EXPENSE RISK CHARGE
To compensate us for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge from the assets of the Variable Account. The charge is at a daily rate of 0.003425%. On an annual basis, this equates to 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risk).

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that we assume also includes a guarantee to pay a death benefit if the Annuitant dies before the Annuity Date. The expense risk that we assume is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses.

We may use any profits from this charge to finance other expenses, including distribution expenses related to the Contracts or any other purpose.

LOAN INTEREST CHARGE
While a loan is outstanding, loan interest is payable at the end of each Contract Year or, if earlier, on the date of loan repayment, surrender, termination, or death of the Annuitant. Loan interest is charged in arrears on the amount of an outstanding loan. Loan interest that is unpaid when due will be added to the amount of the loan at the end of each Contract Year and will bear interest at the same rate. We charge an annual interest rate of 6.50% on loans. After offsetting the 3.00% interest we guarantee we will credit to the Loan Account, the maximum guaranteed net cost of loans is 3.50% (annually).

EXECUTIVE BENEFITS PLAN ENDORSEMENT CHARGE
We also may charge a fee, not to exceed $150, for each partial withdrawal or surrender if we waive surrender charges under the Executive Benefits Plan Endorsement during the first two Contract Years. This fee is intended to offset expenses incurred in providing the endorsement. If a fee is imposed, this fee will be deducted from the Contract Value at the time of the surrender or partial withdrawal.

CHANGE OF ANNUITANT ENDORSEMENT
We offer a Change of Annuitant Endorsement in conjunction with certain deferred compensation plans. This Endorsement permits an Owner that is a business or trust to change the Annuitant at any time when the current Annuitant is alive provided that both the current Annuitant and new Annuitant are selected managers or highly compensated employees of the Owner. Generally, there is no charge for this Endorsement, however, if the Owner exercises the rights under this Endorsement during the first two Contract Years, we may charge up to $150 to offset our expenses incurred in connection with the Endorsement. The Change of Annuitant Endorsement is subject to a number of conditions.

Generally, there is no charge for this endorsement, however, if the Owner exercises the rights under this endorsement during the first two Contract Years, we may charge up to $150 to offset our expenses incurred in connection with the endorsement. If a fee is imposed, this fee will be deducted from the Contract Value at the time of the surrender or partial withdrawal. The Change of Annuitant Endorsement is subject to a number of conditions.

INCOME PAYMENT INCREASE ENDORSEMENT
We offer an Income Payment Increase Endorsement on this Contract. Under this Endorsement and subject to the conditions described in the Endorsement, you may increase the annuity payments under any Annuity Payment Option (other than Annuity Payment Option 1) by sending us an additional payment of up to $1 million with your Written Request electing an Annuity Payment Option. We deduct any Premium Taxes from the additional payment and the additional amount is added to the Contract Value applied to the Annuity Payment Option. Currently there is no charge for this Endorsement; however, we may charge up to $150 for the Endorsement. If a charge is assessed, it will be deducted from the additional amount received before it is added to the Contract Value applied to the Annuity Payment Option.

FUND EXPENSES
Because the Variable Account purchases shares or units of the various Funds, the net assets of the Variable Account will reflect the investment management fees and other operating expenses incurred by such Funds. (See EXPENSE TABLES and the accompanying current prospectus for the Funds). A more detailed description of these fees and expenses may be found in each Fund prospectus, which follows this Prospectus. In addition, as discussed under "Servicing Fees" above, the Funds pay us for providing certain administrative services.

PREMIUM TAXES
Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action. In addition, other government units within a state may levy such taxes. The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, the jurisdiction may require payment (a) from purchase payments as they are received, (b) from Contract Value upon withdrawal or surrender, (c) from adjusted Contract Value upon application to an Annuity Payment Option, or (d) upon payment of a death benefit. We will forward payment to the taxing jurisdiction when required by law. Although we may deduct premium taxes at the time such taxes are paid to the taxing authority, currently we do not deduct premium tax from the Owner's Contract Value.

We, upon request, will provide current premium tax rates. To obtain this information, contact us at the address and telephone number shown on the first page of this prospectus. As of January 1, 2010 the Contracts offered by this Prospectus were subject to tax in the states shown below:

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  State                       Non-Qualified       Qualified
-----------------------------------------------------------
  California                     2.35%              0.50%
  Maine                          2.00%              0.00%
  Nevada                         3.50%              0.00%
  Puerto Rico                    1.00%              1.00%
  South Dakota                   1.25%              0.00%
  West Virginia                  1.00%              1.00%
  Wyoming                        1.00%              0.00%
-----------------------------------------------------------

OTHER TAXES
Currently, no charge is made against the Variable Account for any federal, state, or local taxes (other than premium taxes) that we incur or that may be attributable to the Variable Account or the Contracts. We may, however, make such a charge in the future from Surrender Value, death benefits, or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which we determine to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by us of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

                             ANNUITY PAYMENT OPTIONS
================================================================================

ELECTION OF ANNUITY PAYMENT OPTIONS
On the Annuity Date, the adjusted Contract Value will be applied under an Annuity Payment Option, unless the Owner elects to receive the Surrender Value in a single sum. (See DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.) If an election of an Annuity Payment Option is not on file at our Mailing Address on the Annuity Date, the proceeds will be paid as a life income annuity with payments for ten years guaranteed. An Annuity Payment Option may be elected, revoked, or changed by the Owner at any time before the Annuity Date while the Annuitant is living. The election of an option and any revocation or change must be made by Written Request signed by the Owner and/or Beneficiary, as appropriate. The Owner may elect to apply any portion of the adjusted Contract Value to provide either variable annuity payments or fixed annuity payments or a combination of both.

Before the Annuity Date, the Owner can apply the entire Surrender Value under an Annuity Payment Option, or a Beneficiary can apply the death benefit under an Annuity Payment Option. The Annuity Payment Options available are described below.

We may refuse the election of an Annuity Payment Option other than paying the adjusted Contract Value in a lump sum if the total amount applied to an Annuity Payment Option would be less than $2,500, or each annuity payment would be less than $25.00.

FIXED ANNUITY PAYMENTS
Fixed annuity payments are periodic payments from us to the designated Payee, the amount of which is fixed and guaranteed by us. The amount of each payment depends only on the form and duration of the Annuity Payment Option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount applied to purchase the annuity payments, and the applicable annuity purchase rates in the Contract. The annuity purchase rates in the Contract are based on a minimum guaranteed interest rate of 3.5%. We may, in its sole discretion, make annuity payments in an amount based on a higher interest rate.

VARIABLE ANNUITY PAYMENTS
The dollar amount of the first variable annuity payment is determined in the same manner as that of a fixed annuity payment. Therefore, for any particular amount applied to a particular Annuity Payment Option, the dollar amount of the first variable annuity payment and the first fixed annuity payment (assuming such fixed payment is based on the minimum guaranteed 3.5% interest rate) would be the same. Variable annuity payments after the first payment are similar to fixed annuity payments except that the amount of each payment varies to reflect the net investment performance of the Subaccount(s) selected by the Owner or Payee.

The net investment performance of a Subaccount is translated into a variation in the amount of variable annuity payments through the use of Annuity Units. The amount of the first variable annuity payment associated with each Subaccount is applied to purchase Annuity Units at the Annuity Unit value for the Subaccount on the Annuity Date. The number of Annuity Units of each Subaccount attributable to a Contract then remains fixed unless an exchange of Annuity Units is made as described below. Each Subaccount has a separate Annuity Unit value that changes with each Valuation Period in substantially the same manner as do Accumulation Units of the Subaccount.

The dollar value of each variable annuity payment after the first is equal to the sum of the amounts determined by multiplying the number of Annuity Units under a Contract of a particular Subaccount by the Annuity Unit value for the Subaccount for the Valuation Period which ends immediately preceding the date of each such payment. If the net investment return of the Subaccount for a payment period is equal to the pro-rated portion of the 3.5% annual assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 3.5% for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3.5%, the payment for that period will be less than the payment for the prior period.

After the Annuity Date, an Owner may change the selected Subaccount(s) by Written Request up to four times per Contract Year. Such a change will be made by exchanging Annuity Units of one Subaccount for another on an equivalent dollar value basis. See the Statement of Additional Information for examples of Annuity Unit value calculations and variable annuity payment calculations.

DESCRIPTION OF ANNUITY PAYMENT OPTIONS

Option 1 - Interest Income. (Fixed Annuity Payments Only) The proceeds are left with us to earn interest at a compound annual rate to be determined by us but not less than 3.5%. Interest will be paid every month or every 12 months to the Payee as the Owner. Under this option, the Owner may withdraw part or all of the proceeds at any time. This option may not be available in all states. In the event of the Annuitant's death, any remaining proceeds would be paid to the Beneficiary. If there is no Beneficiary or no Beneficiary is living at the time of the Annuitant's death, any remaining proceeds will be paid to the Owner, otherwise to the Owner's estate.

Option 2 - Income For a Fixed Term. (Fixed Annuity Payments Only) The proceeds are paid out in equal monthly installments to the Payee for a fixed number of years between 5 and 30. In the event of the Annuitant's death, the Beneficiary may receive the payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no Beneficiary or no Beneficiary living at the time of the Annuitant's death, the present value of the remaining payments will be paid to the Owner, otherwise to the Owner's estate.

Option 3A - Life Income With Specified Number of Years Guaranteed. The proceeds are paid in monthly installments to the Payee during the Annuitant's lifetime with the guarantee that payments will be made for a period of ten years or twenty years. In the event of the Annuitant's death before the expiration of the specified number of years, the Beneficiary may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no Beneficiary or no Beneficiary living at the time of the Annuitant's death, the present value of the remaining payments will be paid to Owner, otherwise to the Owner's estate.

Option 3B - Life Income With Special Specified Number of Years Guaranteed. (Fixed Annuity Payments Only) We make monthly Income Payments to the Payee for as long as the Annuitant remains alive. The same as Option 3A except that the specified number of years selected is at least that which is necessary for the total of all guaranteed payments to equal the amount of proceed applied under this option.

Option 3C - Life Income. We make monthly Income Payments to the Payee for as long as the Annuitant remains alive. The same as Option 3A except that payments are not guaranteed for a specific number of years but only for the lifetime of the Annuitant. Under this option, a Payee could receive only one payment if the Annuitant dies after the first payment, two payments if the Annuitant dies after the second payment, etc.

Option 4 - Joint and Survivor Life Income - 10 Year Guaranteed Period Certain. The proceeds are paid out in monthly installments to the Payee for as long as either of two joint Annuitants remain alive. If after the second Annuitant's death, payments have been made for fewer than 10 years, payments will be made to the Beneficiary or the Beneficiary may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no Beneficiary or no Beneficiary is living at the time of the second Annuitant's death, the present value of the remaining payments will be paid to the Owner, otherwise to the Owner's estate. In addition to the 10 year guaranteed period certain, we currently make additional periods certain available under this option, including periods certain of 5 years, 15 years, and 20 years.

The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the Payee's age (and if applicable, gender). Age will be determined from the last birthday at the due date of the first payment.

Option 5 -Life Income - Payments Adjusted For Inflation - Guaranteed Period Certain. (Fixed Annuity Payments Only) The proceeds adjusted for inflation as described below are paid in monthly installments to the Payee during the Annuitant's lifetime with the guarantee that payments will be made for a period of ten years or twenty years. In the event of the Annuitant's death before the expiration of the specified number of years, the Beneficiary may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no Beneficiary or no Beneficiary is living at the time of the Annuitant's death, the present value of the remaining payments will be paid to the Owner, otherwise to the owner's estate.

Option 6 - Joint and Survivor Life Income - Payments Adjusted For Inflation - 10 year Guaranteed Period Certain. (Fixed Annuity Payments Only) The proceeds adjusted for inflation as described below are paid out in monthly installments to the Payee for as long as either of two joint Annuitants remain alive. If after the second Annuitant's death, payments have been made for fewer than 10 years, payments will be made to any the Beneficiary or the Beneficiary may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no Beneficiary or no Beneficiary is living at the time of the second Annuitant's death, the present value of the remaining payments will be paid to the Owner, otherwise to the Owner's estate. In addition to the 10 year guaranteed period certain, we currently make additional periods certain available under this option, including periods certain of 5 years, 15 years, and 20 years.

Option 7 -Life Income - Payments Adjusted For Inflation - Lifetime Payout with Cash Refund. (Fixed Annuity Payments Only) We will pay monthly annuity payments to the Payee, adjusted for inflation as described below for as long as the Annuitant lives. The total amount paid under this option will be at least equal to the Contract Value applied. If the Annuitant dies and the total of all annuity payments paid is less than the Contract Value applied to this option, the difference will be payable to the Beneficiary in a lump sum. If there is no Beneficiary, it will be payable to the Owner, otherwise to the Owner's estate.

Option 8 - Joint and Survivor Life Income - Payments Adjusted For Inflation - Lifetime Payout with Cash Refund. (Fixed Annuity Payments Only) We will pay monthly annuity payments to the Payee, adjusted for inflation as described below for as long as either of the Annuitant is living. The total amount paid under this option will be at least equal to the Contract Value applied. If at the death of the second Annuitant, the total of all annuity payments paid is less than the Contract Value applied to this option, the difference will be payable to the Beneficiary in a lump sum. If there is no Beneficiary, it will be payable to the Owner, otherwise to the Owner's estate.

Adjustments for Inflation. For Options 5, 6, 7, and 8, income payments will be adjusted for inflation at the beginning of each calendar year. The adjustment is based on the percentage increase in the Consumer Price Index - Urban Wage Earners and Clerical Workers (Current Series) for the 12-month period ended September 30 of the prior calendar year. If the change in the index is negative, no adjustment will be made. If the CPI-W is discontinued, a substitute index will be used. Such substitute index may be subject to approval by your state insurance department. We reserve the right to discontinue offering settlement options 5, 6, 7, and 8 if the U.S. Treasury Department no longer issues new Treasury Inflation Protection Securities.

Alternate Payment Option. In lieu of one of the above options, the adjusted Contract Value or death benefit, as applicable, may be applied to any other payment option made available by us or requested and agreed to by us.

Please note that Annuity Payment Options without a life contingency (e.g., Annuity Payment Option Options 1 and 2) may not satisfy required minimum distribution rules. Consult a tax advisor before electing one of these options.

For all Annuity Payment Options other than Option 1, the minimum payment amount will be determined from the tables in the Contract that apply to the particular option using the Annuitant's age (and if applicable, gender). Age will be determined as of the due date of the first payment.

                               FEDERAL TAX MATTERS
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The Following Discussion is General and Is Not Intended as Tax Advice

INTRODUCTION
This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about specific tax implications should consult a competent tax adviser before making a transaction. This discussion is based upon our understanding of the present federal income tax laws, as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-qualified basis or purchased and used in connection with plans qualifying for favorable tax treatment. The Qualified Contract is designed for use by individuals whose purchase payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, 408A or 457(b) of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment. Effective January 1, 2009, we will no longer accept purchase payments that are salary deferrals from Contracts used as funding vehicles for Code Section 403(b) retirement programs.

TAX STATUS OF THE CONTRACT
Diversification Requirements. Section 817(h) of the Code provides that separate account investment underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each underlying Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Subaccounts may be invested. Although we do not have direct control over the Funds in which the Variable Account invests, we believe that each Fund in which the Variable Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the underlying separate account assets supporting the Contract.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such annuitant or over a period not extending beyond the life expectancy of that annuitant, provided that such distributions begin within one year of that owner's death. The owner's "designated Beneficiary" is the person designated by such owner as an annuitant and to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's "designated Beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES
The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

In General. Section 72 of the Code governs taxation of annuities in general. We believe that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and surrenders) or as annuity payments under the payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

Any annuity contract owner who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective Owner that is not a natural person may wish to discuss these with a competent tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals and Surrenders. In the case of a partial withdrawal from a Qualified Contract, under Section 72(e) of the Code, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of the individual under a Contract which were not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

In the case of a partial withdrawal (including systematic withdrawals) from a Non-Qualified Contract, under Section 72(e), any amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before the partial withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. The Contract Value immediately before a partial withdrawal may have to be increased by any positive interest adjustment which results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of interest adjustments, and the Owner should contact a competent tax adviser with respect to the potential tax consequences of an interest adjustment. Surrenders are treated as taxable income to the extent that the amount received exceeds the investment in the contract.

In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Special rules and procedures apply to Section 1035 transactions. Prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

Annuity Payments. Tax consequences may vary depending on the payment option elected under an annuity contract. Generally, under Code Section 72(b), (prior to recovery of the investment in the Contract) taxable income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of the Owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

Penalty Tax on Certain Withdrawals. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

       (1)    made on or after the taxpayer reaches age 59 1/2;

       (2) made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

       (3)    attributable to the taxpayer's becoming disabled;

       (4) as part of a series of substantially equal periodic payments not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the designated Beneficiary;

       (5) made under certain annuities issued in connection with structured settlement agreements; and

       (6) made under an annuity contract that is purchased with a single purchase payment when the Annuity Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made not less frequently than annually during the annuity payment period.

Other tax penalties may apply to certain distributions under a Qualified
Contract.

Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive.

SEPARATE ACCOUNT CHARGES
It is possible that the Internal Revenue Service may take the position that rider fees are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable withdrawal, you should consult your tax advisor prior to selecting any rider or endorsement under the Contract.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT
A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such actions should contact a competent tax adviser with respect to the potential tax effects.

WITHHOLDING
Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect to not have tax withheld from distributions.

Taxable "eligible rollover distributions" from Section 401(a) plans, Section 403(b) tax-sheltered annuities, and Section 457 governmental plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a "direct rollover" from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a "direct rollover" from the plan to an IRA established by the direct rollover.

MULTIPLE CONTRACTS
All non-qualified deferred annuity Contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includable in gross income under Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED PLANS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans.

Contractowners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. We will amend the Contract as necessary to conform it to the requirements of such plans.

For qualified plans under Section 401(a), Section 403(b), and eligible plans under Section 457(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or
(ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.


Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRA contributions are limited each year to the lesser of a limit specified in the Code or 100% of the amount of compensation includible in the Owner's gross income and may be deductible in whole or in part depending on the individual's income. Distributions from certain other types of qualified plans, however, may be "rolled over" on a tax-deferred basis into an IRA without regard to this limit. Earnings in an IRA are not taxed while held in the IRA. All amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2(unless certain exceptions apply) are also subject to a 10% penalty tax. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Service. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual's IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.


The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualifications requirements.


Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA up to the lesser of a limit specified in the Code or 100% of compensation includible in the Owner's gross income. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% federal penalty tax may apply to distributions made (1) before age
59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual's IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.


Simplified Employee Pension (SEP) IRAs. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain
Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These purchase payments may be subject to FICA (Social Security) taxes. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Owners of certain
Section 403(b) annuities may receive Contract loans. Contract loans that satisfy certain requirements with respect to loan amount and repayment are not treated as taxable distributions. If these requirements are not satisfied, or if the Contract terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the Contract under Section 403(b) may be adversely affected. Owners should seek competent advice before requesting a Contract loan. The Contract includes a death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers. Effective January 1, 2009, we will no longer accept purchase payments that are salary deferrals from Contracts used as funding vehicles for Code Section 403(b) retirement programs.

Certain Deferred Compensation Plans. Code Section 457(b) provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. Under a non-governmental
Section 457(b) plan, all investments are owned by the sponsoring employer, are subject to the claims of the general creditors of the employer, and, depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations.

POSSIBLE CHARGE FOR OUR TAXES
At the present time, we do not charge the Subaccounts for any Federal, state, or local taxes that we incur which may be attributable to such Subaccounts or the Contracts. We, however, may in the future charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Subaccounts or to the Contracts.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law and the law may change.

Federal Estate Taxes, Gift and Generation-Skipping Transfer. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST tax") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


For 2015, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,543,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Medicare Tax. Distributions from non-qualified contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

                          DISTRIBUTION OF THE CONTRACT
================================================================================

We have entered into a distribution agreement with CBSI for the distribution and sale of the Contract. CBSI is a wholly owned subsidiary of CUNA Mutual Investment Corporation, which is a wholly owned subsidiary of CMFG Life Insurance Company. While CBSI and other broker-dealers with whom CBSI has contracted ("selling firms") continue to service current Owners, we no longer issue new Contracts. CBSI is a member of FINRA, and services Owners through its registered representatives. Registered representatives of CBSI and selling firms who service Owners have been appointed by us as insurance agents.

We pay up-front commissions of up to 6.55% of purchase payments to CBSI and selling firms for sales of the Contracts by their registered representatives. In addition, we pay an annual payment of up to 0.225% based on Contract value for so long as the Contract remains in effect.

CBSI and selling firms pay their registered representatives a portion of the compensation received for their sales of the Contracts. CBSI registered representatives and their managers may also be eligible for various cash benefits, such as insurance benefits, and non-cash compensation items that we and/or one or more of our affiliates may provide. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. CBSI's registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

In addition to the compensation paid for sales of the Contracts, we pay compensation when an Owner annuitizes all or a portion of his or her Contract and elects a life contingent annuity payout after the first Contract Year. This additional compensation can be up to 4.0% of the amount annuitized based upon the income option selected and the length of time the Contract was in force. Any trail commissions for Contract sales will cease upon payments made for Owner's life contingent annuitization. Please note that our compensation practices generally discourage annuitization during the first Contract Year. However, there are exceptions to such general practices (such as when an Owner elects a variable Annuity Payment Option). Ask your agent for more information.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Franklin Templeton Variable Insurance Product Funds, Oppenheimer Variable Account Funds, and PIMCO Variable Insurance Trust make payments under their Rule 12b-1 plans to CBSI in consideration of services provided by CBSI in distributing shares of those Funds. These payments may range up to 0.35% of Variable Account assets invested in a particular Fund. Payments under a Fund's Rule 12b-1 plan decrease the Fund's investment return.

A portion of the compensation paid to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your agent for further information about what your agent and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

No specific charge is assessed directly to Owners of the Contracts to cover commissions and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the Contracts and other corporate revenue.

                                LEGAL PROCEEDINGS
================================================================================


We, like other life insurance companies, and our subsidiaries may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or us to perform its contract with the Variable Account, or on our ability to meet our obligations under the Contract.

                                  VOTING RIGHTS
================================================================================

In accordance with its view of current applicable law, we will vote Fund shares held in the Variable Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation there under should be amended, or if the present interpretation thereof should change, or we otherwise determine that we are allowed to vote the shares in our own right, we may elect to do so.

The number of votes that an Owner or Annuitant has the right to instruct will be calculated separately for each Subaccount of the Variable Account, and may include fractional votes. Prior to the Annuity Date, an Owner holds a voting interest in each Subaccount to which the Contract Value is allocated. After the Annuity Date, the Annuitant has a voting interest in each Subaccount from which variable annuity payments are made.

For each Owner, the number of votes attributable to a Subaccount will be determined by dividing the Contract Value attributable to that Owner's Contract in that Subaccount by the net asset value per share of the Fund in which that Subaccount invests. For each Annuitant, the number of votes attributable to a Subaccount will be determined by dividing the liability for future variable annuity payments to be paid from that Subaccount by the net asset value per share of the Fund in which that Subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.5% assumed investment rate used in determining the number of Annuity Units of that Subaccount credited to the Annuitant's Contract and the Annuity Unit value of that Subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases, as does the number of votes.

The number of votes available to an Owner or Annuitant will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Fund's shareholders. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the Fund. Each Owner or Annuitant having a voting interest in a Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Fund in which that Subaccount invests.

Fund shares for which no timely instructions are received and shares held by us in a Subaccount for which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

                                COMPANY HOLIDAYS
================================================================================

We are closed on the following holidays: New Year's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

We are closed on the day itself if those days fall Monday through Friday, the day immediately proceeding if those days fall on a Saturday, and the day immediately following if those days fall on a Sunday.

                              FINANCIAL STATEMENTS
================================================================================

Our and the Variable Account's financial statements are contained in the SAI. Our financial statements should be distinguished from the Variable Account's financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Contracts. For a free copy of these financial statements and/or the SAI, please contact us at our Mailing Address or call us at 1-800-795-5500.

                              FINANCIAL HIGHLIGHTS
================================================================================


The following information is derived from the financial statements of the Variable Account. The financial statements are included in the Statement of Additional Information. The table below gives per unit information about the financial history of each Subaccount for the ten years ended December 31, 2014 or the life of the subaccount if not available for entire ten year period. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Funds and the assessment of various charges.



----------------------------------------------------------------------------------------------------------------------------------
                                                      Accumulation                               Percentage
                                                       unit value          Accumulation        change in unit      Number of units
                                                      beginning of          unit value          value during        outstanding at
             Subaccount/Year                            period             end of period           period           end of period
----------------------------------------------------------------------------------------------------------------------------------
Ultra Series Conservative Allocation Fund, Class I
  2007                                                    $10.00(b)              $10.03               0.30% *             248,257
  2008                                                     10.03                   8.12             (19.04%)              453,845
  2009                                                      8.12                   9.35              15.15%               460,440
  2010                                                      9.35                   9.99               6.84%               387,869
  2011                                                      9.99                  10.16               1.70%               386,902
  2012                                                     10.16                  10.92               7.48%               366,820
  2013                                                     10.92                  11.60               6.23%               309,649
  2014                                                     11.60                  12.11               4.40%               242,789
----------------------------------------------------------------------------------------------------------------------------------
Ultra Series Moderate Allocation Fund, Class I
  2007                                                    $10.00(b)              $10.02               0.20% *             597,933
  2008                                                     10.02                   6.89             (31.24%)              879,447
  2009                                                      6.89                   8.20              19.01%               739,782
  2010                                                      8.20                   8.91               8.66%               692,524
  2011                                                      8.91                   8.97               0.67%               607,396
  2012                                                      8.97                   9.77               8.92%               541,892
  2013                                                      9.77                  11.16              14.23%               459,181
  2014                                                     11.16                  11.75               5.29%               419,241
----------------------------------------------------------------------------------------------------------------------------------
Ultra Series Aggressive Allocation Fund, Class I
  2007                                                    $10.00(b)              $10.07               0.70% *              65,945
  2008                                                     10.07                   5.85            (41.91%)               326,780
  2009                                                      5.85                   7.38              26.15%               319,589
  2010                                                      7.38                   8.09               9.62%               326,248
  2011                                                      8.09                   8.01             (0.99%)               318,592
  2012                                                      8.01                   8.79               9.74%               279,057
  2013                                                      8.79                  10.61              20.71%               238,287
  2014                                                     10.61                  11.22               5.75%               124,959
----------------------------------------------------------------------------------------------------------------------------------
Ultra Series Money Market Fund, Class I
  2005                                                    $12.83                 $13.00               1.33%             1,819,183
  2006                                                     13.00                  13.40               3.08%             1,783,798
  2007                                                     13.40                  13.84               3.28%             1,527,337
  2008                                                     13.84                  13.88               0.29%             2,093,641
  2009                                                     13.88                  13.69              (1.37%)            1,059,727
  2010                                                     13.69                  13.50              (1.39%)              677,521
  2011                                                     13.50                  13.32              (1.33%)              522,267
  2012                                                     13.32                  13.13              (1.43%)              442,271
  2013                                                     13.13                  12.95              (1.37%)              386,049
  2014                                                     12.95                  12.78              (1.31%)              348,637
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                      Accumulation                               Percentage
                                                       unit value          Accumulation        change in unit      Number of units
                                                      beginning of          unit value          value during        outstanding at
             Subaccount/Year                             period            end of period           period           end of period
----------------------------------------------------------------------------------------------------------------------------------
Ultra Series Core Bond Class Fund, Class I
  2005                                                    $16.03                 $16.21               1.12%             4,739,430
  2006                                                     16.21                  16.63               2.59%             3,589,718
  2007                                                     16.63                  17.22               3.55%             2,755,760
  2008                                                     17.22                  17.47               1.45%             1,760,188
  2009                                                     17.47                  18.35               5.04%             1,512,625
  2010                                                     18.35                  19.16               4.41%             1,206,475
  2011                                                     19.16                  20.17               5.27%             1,037,918
  2012                                                     20.17                  20.54               1.83%               926,854
  2013                                                     20.54                  19.80             (3.60%)               744,594
  2014                                                     19.80                  20.53               3.69%               628,787
----------------------------------------------------------------------------------------------------------------------------------
Ultra Series High Income Fund, Class I
  2005                                                    $11.64                 $11.77               1.12%             1,130,410
  2006                                                     11.77                  12.68               7.73%               876,969
  2007                                                     12.68                  12.77               0.71%               634,310
  2008                                                     12.77                  10.73            (15.97%)               422,431
  2009                                                     10.73                  14.21              32.43%               332,818
  2010                                                     14.21                  15.66              10.20%               267,490
  2011                                                     15.66                  16.22               3.58%               217,146
  2012                                                     16.22                  17.79               9.68%               196,800
  2013                                                     17.79                  18.50               3.99%               143,107
  2014                                                     18.50                  18.57               0.38%               132,497
----------------------------------------------------------------------------------------------------------------------------------
Ultra Series Diversified Income Fund, Class I
  2005                                                    $20.03                 $20.52               2.45%            11,744,897
  2006                                                     20.52                  22.26               8.48%             8,472,047
  2007                                                     22.26                  22.50               1.08%             6,102,852
  2008                                                     22.50                  19.24            (14.49%)             4,266,554
  2009                                                     19.24                  21.01               9.20%             3,458,368
  2010                                                     21.01                  23.22              10.52%             2,809,873
  2011                                                     23.22                  24.69               6.33%             2,392,996
  2012                                                     24.69                  26.34               6.68%             2,011,748
  2013                                                     26.34                  30.14              14.43%             1,739,573
  2014                                                     30.14                  31.84               5.64%             1,536,501
----------------------------------------------------------------------------------------------------------------------------------
Ultra Series Large Cap Value Fund, Class I
  2005                                                    $25.12                 $26.16               4.14%            10,220,402
  2006                                                     26.16                  31.10              18.88%             7,847,943
  2007                                                     31.10                  30.85             (0.80%)             5,784,459
  2008                                                     30.85                  19.47            (36.89%)             4,177,269
  2009                                                     19.47                  22.42              15.15%             3,440,418
  2010                                                     22.42                  23.95               6.82%             2,804,943
  2011                                                     23.95                  25.36               5.89%             2,373,016
  2012                                                     25.36                  27.97              10.29%             2,020,867
  2013                                                     27.97                  35.86              28.21%             1,749,392
  2014                                                     35.86                  39.74              10.82%             1,536,194
----------------------------------------------------------------------------------------------------------------------------------
Ultra Series Large Cap Growth Fund, Class I
  2005                                                    $25.18                 $25.43               0.99%             5,131,346
  2006                                                     25.43                  27.06               6.41%             3,936,445
  2007                                                     27.06                  29.98              10.79%             2,990,073
  2008                                                     29.98                  18.56            (38.09%)             2,275,387
  2009                                                     18.56                  25.26              36.10%             1,936,186
  2010                                                     25.26                  27.92              10.53%             1,549,318
  2011                                                     27.92                  27.21             (2.54%)             1,348,117
  2012                                                     27.21                  29.84               9.67%             1,129,005
  2013                                                     29.84                  38.39              28.65%               971,926
  2014                                                     38.39                  42.46              10.60%               848,806
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                      Accumulation                               Percentage
                                                       unit value          Accumulation        change in unit      Number of units
                                                      beginning of          unit value          value during        outstanding at
             Subaccount/Year                            period             end of period           period           end of period
----------------------------------------------------------------------------------------------------------------------------------
Ultra Series Mid Cap Fund, Class I(d)
  2005                                                    $18.24                 $19.57               7.27%             3,456,200
  2006                                                     19.57                  21.49               9.83%             2,710,392
  2007                                                     21.49                  22.99               6.96%             1,983,576
  2008                                                     22.99                  12.04             (47.62%)            1,437,611
  2009                                                     12.04                  17.47              45.14%             1,199,594
  2010                                                     17.47                  20.71              18.52%             1,352,451
  2011                                                     20.71                  21.34               3.04%             1,146,550
  2012                                                     21.34                  24.46              14.62%               965,125
  2013                                                     24.46                  31.16              27.39%               836,161
  2014                                                     31.16                  33.75               8.31%               730,495
----------------------------------------------------------------------------------------------------------------------------------
Ultra Series Small Cap Fund, Class I(d)
  2007                                                    $10.00                  $8.95             (10.50%) *              7,520
  2008                                                      8.95                   6.57             (26.59%)               25,491
  2009                                                      6.57                   8.53              29.83%                19,645
  2010                                                      8.53                  10.67              25.09%                32,982
  2011                                                     10.67                  10.61              (0.56%)               31,582
  2012                                                     10.61                  12.07              13.76%                25,595
  2013                                                     12.07                  15.80              30.90%                23,826
  2014                                                     15.80                  16.76               6.08%                21,239
----------------------------------------------------------------------------------------------------------------------------------
Ultra Series International Stock Fund, Class I(d)
  2005                                                    $15.47                 $17.78              14.93%               743,923
  2006                                                     17.78                  21.78              22.50%               841,879
  2007                                                     21.78                  23.93               9.87%               673,697
  2008                                                     23.93                  14.48             (39.49%)              477,372
  2009                                                     14.48                  18.27              26.17%               422,842
  2010                                                     18.27                  19.29               5.58%               342,378
  2011                                                     19.29                  17.56              (8.97%)              276,506
  2012                                                     17.56                  21.01              19.65%               225,407
  2013                                                     21.01                  25.01              19.04%               175,971
  2014                                                     25.01                  23.01              (8.00%)              152,842
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets VIP Fund, Class 2(b)
  2005                                                     $8.68                 $10.91              25.69%               415,360
  2006                                                     10.91                  13.79              26.40%               311,347
  2007                                                     13.79                  17.51              26.98%               244,261
  2008                                                     17.51                   8.16             (53.40%)              193,555
  2009                                                      8.16                  13.90              70.34%               154,647
  2010                                                     13.90                  16.12              15.97%               129,324
  2011                                                     16.12                  13.38             (17.00%)              115,659
  2012                                                     13.38                  14.94              11.66%               104,736
  2013                                                     14.94                  14.60              (2.28%)               90,990
  2014                                                     14.60                  13.18              (9.73%)               78,704
----------------------------------------------------------------------------------------------------------------------------------
Franklin High Income VIP Fund, Class 4
  2008                                                    $10.00(c)               $7.45             (25.50%)*               7,703
  2009                                                      7.45                  10.46              40.40%                 8,812
  2010                                                     10.46                  11.69              11.76%                15,276
  2011                                                     11.69                  12.04               2.99%                15,911
  2012                                                     12.04                  13.70              13.79%                16,015
  2013                                                     13.70                  14.57               6.35%                13,897
  2014                                                     14.57                  14.36              (1.44%)               13,570
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                      Accumulation                               Percentage
                                                       unit value          Accumulation        change in unit      Number of units
                                                      beginning of          unit value          value during        outstanding at
             Subaccount/Year                            period             end of period           period           end of period
----------------------------------------------------------------------------------------------------------------------------------
Franklin Income VIP Fund, Class 4
  2008                                                    $10.00(c)              $ 6.90             (31.00)%*              25,211
  2009                                                      6.90                   9.21              33.48%                36,751
  2010                                                      9.21                  10.23              11.07%                57,256
  2011                                                     10.23                  10.32               0.88%                40,895
  2012                                                     10.32                  11.45              10.95%                35,723
  2013                                                     11.45                  12.85              12.23%                38,214
  2014                                                     12.85                  13.25               3.11%                32,595
----------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Global Discovery VIP Fund, Class 4
  2008                                                    $10.00(c)              $ 7.40             (26.00%)*              10,213
  2009                                                      7.40                   8.99              21.49%                36,653
  2010                                                      8.99                   9.92              10.34%                39,869
  2011                                                      9.92                   9.48              (4.44%)               23,211
  2012                                                      9.48                  10.58              11.60%                20,937
  2013                                                     10.58                  13.31              25.80%                21,230
  2014                                                     13.31                  13.86               4.13%                18,263
----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Growth and Income Fund, Series II Shares(c)
  2008                                                    $10.00(c)              $ 6.96             (30.40%)*              14,225
  2009                                                      6.96                   8.52              22.41%                21,821
  2010                                                      8.52                   9.43              10.68%                27,485
  2011                                                      9.43                   9.09              (3.61%)               14,632
  2012                                                      9.09                  10.24              12.65%                13,582
  2013                                                     10.24                  13.51              31.93%                14,226
  2014                                                     13.51                  14.65               8.44%                10,490
----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund, Series II
  2008                                                    $10.00(c)              $ 5.40             (46.00%)                4,567
  2009                                                      5.40                   6.98              29.26%                 7,519
  2010                                                      6.98                   8.07              15.62%                 7,503
  2011                                                      8.07                   7.42              (8.05%)                4,529
  2012                                                      7.42                   9.36              26.15%                 4,754
  2013                                                      9.36                   9.45               0.96%                 5,783
  2014                                                      9.45                  10.66              12.80%                 6,808
----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund, Series II(f)
  2008                                                    $10.00(d)              $ 5.42             (45.80%)*              10,460
  2009                                                      5.42                   8.35              54.06%                16,624
  2010                                                      8.35                  10.48              25.51%                28,918
  2011                                                     10.48                   9.37             (10.59%)               16,790
  2012                                                      9.37                  10.32              10.14%                13,744
  2013                                                     10.32                  13.89              34.59%                11.487
  2014                                                     13.89                  14.75               6.19%                11,461
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Strategic Income Series(b)(g)
  2005                                                    $15.26                 $15.33               0.46%              $208,773
  2006                                                     15.33                  16.13               5.22%               147,883
  2007                                                     16.13                  16.49               2.23%               122,472
  2008                                                     16.49                  14.31             (13.22%)               98,320
  2009                                                     14.31                  17.53              22.50%                82,310
  2010                                                     17.53                  19.03               8.56%                73,072
  2011                                                     19.03                  19.66               3.31%                61,022
  2012                                                     19.66                  21.51               9.41                 51,340
  2013                                                     21.51                      -              (2.00%)                    0
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                      Accumulatilon                               Percentage
                                                       unit value          Accumulation        change in unit      Number of units
                                                      beginning of          unit value          value during        outstanding at
             Subaccount/Year                            period             end of period           period           end of period
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Strategic Income Portfolio(b)(g)
  2013                                                         -                 $21.54               2.18%                96,358
  2014                                                    $21.54                  21.93               1.81%                40,623
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares(f)
  2012                                                     $4.58                   4.65               1.53%               187,071
  2013                                                      4.65                   4.57              (1.72%)              154,120
  2014                                                      4.57                   4.63               1.31%               133,118
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund/VA, Service Shares
  2008                                                    $10.00(c)               $5.90             (41.00%)*              12,572
  2009                                                      5.90                   8.09              37.12%                25,721
  2010                                                      8.09                   9.14              12.98%                29,384
  2011                                                      9.14                   8.33              (8.86%)               20,754
  2012                                                      8.33                  10.00              20.05%                17,831
  2013                                                     10.00                  12.39              23.90%                15,377
  2014                                                     12.39                  11.34              (8.47%)               14,835
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA, Service Shares
  2008                                                    $10.00(c)               $6.43             (35.70%)*               8,530
  2009                                                      6.43                   8.67              34.84%                17,555
  2010                                                      8.67                  10.52              21.34%                30,264
  2011                                                     10.52                  10.13              (3.71%)               23,978
  2012                                                     10.13                  11.77              16.19%                11,041
  2013                                                     11.77                  16.32              38.66%                15,993
  2014                                                     16.32                  17.99              10.23%                15,256
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund(R)/VA, Service Shares
  2008                                                    $10.00(c)               $6.40             (36.00%)*              11,335
  2009                                                      6.40                   8.07              26.09%                19,404
  2010                                                      8.07                   9.22              14.25%                19,395
  2011                                                      9.22                   9.06              (1.74%)               11,919
  2012                                                      9.06                  10.42              15.01%                 8,893
  2013                                                     10.42                  13.52              29.75%                10,196
  2014                                                     13.52                  14.72               8.88%                 8,595
----------------------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(R) Strategy Portfolio, Advisor Class
  2008                                                    $10.00(c)               $4.85             (51.50%)*               4,130
  2009                                                      4.85                   6.78              39.79%                15,447
  2010                                                      6.78                   8.31              22.57%                23,296
  2011                                                      8.31                   7.58              (8.78%)               15,949
  2012                                                      7.58                   7.87               3.83%                15,720
  2013                                                      7.87                   6.62             (15.88%)               14,126
  2014                                                      6.62                   5.32             (19.64%)               15,738
----------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio, Advisor Class
  2008                                                    $10.00(c)               $9.99              (0.10%)*              35,692
  2009                                                      9.99                  11.22              12.31%                69,887
  2010                                                     11.22                  11.95               6.51%               131,126
  2011                                                     11.95                  12.20               2.09%               103,707
  2012                                                     12.20                  13.16               7.87%               101,187
  2013                                                     13.16                  12.72              (3.34%)               77,408
  2014                                                     12.72                  13.08               2.83%                57,534
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                      Accumulation                               Percentage
                                                       unit value          Accumulation        change in unit      Number of units
                                                      beginning of          unit value          value during        outstanding at
             Subaccount/Year                            period             end of period           period           end of period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO Global Bond Portfolio (Unhedged) Portfolio, Advisor Class
  2008                                                    $10.00(c)               $9.26              (7.40%)*              23,206
  2009                                                      9.26                  10.66              15.12%                34,728
  2010                                                     10.66                  11.72               9.94%                49,226
  2011                                                     11.72                  12.42               5.97%                27,705
  2012                                                     12.42                  13.08               5.31%                25,882
  2013                                                     13.08                  11.79              (9.86%)               22,211
  2014                                                     11.79                  11.87               0.68%                19,315
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Portfolio(b)
  2005                                                    $13.70                 $15.68             $14.45%             1,855,567
  2006                                                     15.68                  18.42              17.47%             1,401,077
  2007                                                     18.42                  20.53              11.45%             1,068,590
  2008                                                     20.53                  10.38             (49.44%)              822,058
  2009                                                     10.38                  15.61              50.39%               674,336
  2010                                                     15.61                  17.62              12.88%               572,165
  2011                                                     17.62                  15.14             (14.07%)              497,412
  2012                                                     15.14                  17.67              16.71%               422,382
  2013                                                     17.67                  19.87              12.45%               368,312
  2014                                                     19.87                  19.36              (2.57%)              322,397
----------------------------------------------------------------------------------------------------------------------------------


*Not annualized.


(a) This Subaccount was added on May 1, 2007 with all Subaccounts starting with a $10.00 unit price.
(b) This Subaccount no longer accepts investments.
(c) This Subaccount was added on May 1, 2008, with all Subaccounts starting with a $10.00 unit price.
(d) Effective as of May 1, 2010, the Ultra Series Mid Cap Growth Class I, Ultra Series Small Cap Growth Class I and the Ultra Series Global Securities Class I Subaccounts reorganized into the Ultra Series Mid Cap Value Class I, Ultra Series Small Cap Value Class I and the Ultra Series International Stock Class I Subaccounts, respectively. Subsequently, the Ultra Series Mid Cap Value and the Ultra Series Small Cap Value Subaccounts changed their names to the Ultra Series Mid Cap and the Ultra Series Small Cap Subaccounts, respectively. The Ultra Series Mid Cap Subaccount's performance prior to May 1, 2010 is based on the accounting predecessor, the Ultra Series Mid Cap Growth Subaccount. The Ultra Series Small Cap Subaccount's performance prior to May 1, 2010 is based on the predecessor, the Ultra Series Small Cap Value Subaccount. The Ultra Series Global Cap Subaccount's performance prior to May 1, 2010 is based on the predecessor, the Ultra Series International Subaccount.
(e) Effective as of June 1, 2010, the Van Kampen Growth and Income and Van Kampen Mid Cap Growth Subaccounts reorganized into the Invesco Van Kampen V.I. Growth and Income and Invesco Van Kampen V.I. Mid Cap Growth Subaccounts, respectively.
(f) Effective as of October 26, 2012, the Oppenheimer High Income Fund Subaccount reorganized into the Oppenheimer Global Strategic Income Fund Subaccount. As the accounting survivor, the information presented above for the Oppenheimer Global Strategic Income Fund's is for the period of October 26, 2012 to December 31, 2012. Accordingly, the predecessor's performance and historical data is not included.
(g) Effective August 16, 2013, MFS(R) Strategic Income Series terminated and MFS(R) Strategic Income Portfolio commenced.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS
                                                                              Page
ADDITIONAL CONTRACT PROVISIONS................................................   1
  The Contract................................................................   1
  Incontestability ...........................................................   1
  Misstatement of Age or Gender ..............................................   1
  Participation ..............................................................   1
  Section 403(b) Contract Loans...............................................   1
PRINCIPAL UNDERWRITER.........................................................   2
VARIABLE ANNUITY PAYMENTS ....................................................   2
  Assumed Investment Rate ....................................................   2
  Amount of Variable Annuity Payments ........................................   2
  Annuity Unit Value .........................................................   3
OTHER INFORMATION ............................................................   3
INDEPENDENT AUDITORS .........................................................   4
FINANCIAL STATEMENTS..........................................................   4

You may obtain a copy of the Statement of Additional Information free of charge by writing to or calling us at 1-800-798-5500.

                       STATEMENT OF ADDITIONAL INFORMATION

                           CMFG LIFE INSURANCE COMPANY
                                2000 Heritage Way
                               Waverly, Iowa 50677
                                 (800) 798-5500

                          CMFG VARIABLE ANNUITY ACCOUNT
                            MEMBERS(R) VARIABLE ANNUITY

         Individual Flexible Premium Deferred Variable Annuity Contract


This Statement of Additional Information ("SAI") contains additional information to that already provided in the Prospectus for the Contract offered by CMFG Life Insurance Company.


This SAI is not a prospectus, and it should be read only in conjunction with the Prospectus for the Contract dated May 1, 2015, as it may be amended from time to time. Terms used, but not defined, in this SAI have the meaning given to them in the Prospectus.


You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.


                                   May 1, 2015


                                                                       Form 1697

                                TABLE OF CONTENTS
                                                                            Page

ADDITIONAL CONTRACT PROVISIONS ..............................................1

The Contract ................................................................1

Incontestability ............................................................1

Misstatement of Age or Gender ...............................................1

Participation ...............................................................1

Section 403(b) Contract Loans ...............................................1

PRINCIPAL UNDERWRITER .......................................................2

VARIABLE ANNUITY PAYMENTS ...................................................2

Assumed Investment Rate .....................................................2

Amount of Variable Annuity Payments .........................................2

Annuity Unit Value ..........................................................3

OTHER INFORMATION ...........................................................3

INDEPENDENT AUDITORS ........................................................4

FINANCIAL STATEMENTS ........................................................4

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT
The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY
We will not contest the Contract.

MISSTATEMENT OF AGE OR GENDER
If the age or gender (if applicable) of the Annuitant has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and gender (if applicable).

PARTICIPATION
The Contract may participate in our divisible surpluses but no dividends are expected to be paid. Any dividends paid after the Annuity Date would be paid with each annuity payment.

SECTION 403(B) CONTRACT LOANS

Loan Amounts. Generally, Owners of Contracts issued in connection with Code
Section 403(b) retirement programs (other than those subject to Title I of ERISA) may borrow up to the lesser of (1) the maximum loan permitted under the Code, or (2) 100% of the Surrender Value of their Contract unless a lower minimum is required by law. Loans in excess of the maximum amount permitted under the Code may be treated as a taxable distribution rather than a loan and could cause disqualification of a Section 403(b) contract. The Owner should consult a tax adviser to determine the maximum 403(b) loan permitted under the Contract. The Owner is responsible for ensuring that the loan is taken and repaid in compliance with the applicable requirements of the Code. We will only make Contract loans after approving a Written Request by the Owner. The written consent of all irrevocable beneficiaries must be obtained before a loan will be given. Loans are not permitted in connection with 403(b) retirement programs that are subject to the provisions of Title I of the Employee Retirement Income Security Act of 1974.

Loan Processing. When a loan is made, we transfer an amount equal to the amount borrowed from the Variable Contract Value or Guaranteed Interest Option Value to the Loan Account. The Loan Account is part of our General Account and Contract Value in the Loan Account does not participate in the investment experience of any Subaccount or Guaranteed Interest Option. The Owner must indicate in the loan application from which Subaccount or Guaranteed Interest Option, and in what amounts, Contract Value is to be transferred to the Loan Account. Loans may be repaid by the Owner at any time before the Annuity Date. Upon the repayment of any portion of a loan, an amount equal to the repayment will be transferred from the Loan Account to the Subaccount(s) or Guarantee Period(s) as requested by the Owner. Any transfer to a Guarantee Period must be at least $1,000. A request to transfer less will be transferred to the Ultra Series Money Market Class I Subaccount. Amounts transferred from the Guarantee Amount to the Loan Account may be subject to a interest adjustment.

Loan Interest. We charge interest on Contract loans at an effective annual rate of 6.5%. We pay interest on the Contract Value in the Loan Account at rates we determine from time to time but never less than an effective annual rate of 3.0%. This rate may change at our discretion and Owners should request current interest rate information from us. Consequently, the net cost of a loan is the difference between 6.5% and the rate being paid from time to time on the Contract Value in the Loan Account. Interest on Contract loans accrues on a daily basis from the date of the loan and is due and payable at the end of each Contract Year. If the Owner does not pay the interest due at that time, an amount equal to such interest less interest earned on the Contract Value in the Loan Account is transferred from his or her Variable Contract Value to the Loan Account. This transfer will therefore increase the loan amount.

Additional Loan Terms and Loan Default. If at any time, the loan amount causes the Surrender Value to be equal to or less than zero, the Contract will be in default. In this event, we will send a Written Request of default to the Owner stating the amount of loan repayment needed to reinstate the Contract and the Owner will have 61 days, from the day the notice is mailed, to pay the stated amount. If we do not receive the required loan repayment within 61 days, we will terminate the Contract without value. Principal and interest must be repaid in substantially level payments either monthly or quarterly over a five-year period (or, if the loan is used to acquire the Owner's principal residence, a 10, 15 or 20-year period but not beyond the year the Owner attains age 70 1/2). The Owner is allowed a 61-day grace period from the installment due date. If the amount due by the end of the grace period is not received the outstanding loan would default and a taxable distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any withdrawal charge, will be made. This distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Code Section 403(b).

Effect of Death on Loan. Any loan amount outstanding upon the death of the Owner or Annuitant is deducted from any death benefit paid. In addition, a Contract loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment experience of the Variable Account does not apply to the portion of the Contract Value transferred to the Loan Account. The longer the loan remains outstanding, the greater this effect is likely to be.

                              PRINCIPAL UNDERWRITER

We no longer issue new Contracts. CUNA Brokerage Services, Inc. ('CBSI") serves as principal underwriter for the Contract. CBSI is a Wisconsin corporation and its home office is located at 2000 Heritage Way, Waverly, Iowa 50677. CBSI is our indirect, wholly owned subsidiary, and is registered as a broker-dealer with the Securities and Exchange Commission ('SEC') under the Securities Exchange Act of 1934, as amended, as well as with the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority, Inc. CBSI offered the Contract through its registered representatives. CBSI entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services. Registered representatives of CBSI and of other selling firms are appointed as our insurance agents.

CBSI and the selling firms pay their registered representatives a portion of the commissions received for their sales of Contract. Registered representatives may also be eligible for various cash benefits and non-cash compensation programs, such as conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, where sales of the Contract help such registered representatives qualify. We may pay certain selling firms additional amounts for promoting the Contract and/or educating their registered representatives about the Contract. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

CBSI received sales compensation with respect to the Contract in the following amounts during the periods indicated:


-------------------------------------------------------------------------------------------------------------
                AGGREGATE AMOUNT OF COMMISSIONS             AGGREGATE AMOUNT OF COMMISSIONS RETAINED BY CBSI
FISCAL YEAR        PAID TO CBSI                    AFTER PAYMENTS TO ITS REGISTERED PERSONS AND SELLING FIRMS
-------------------------------------------------------------------------------------------------------------
2014                                 $784,157                                                        $286,395
-------------------------------------------------------------------------------------------------------------
2013                                 $856,107                                                        $309,814
-------------------------------------------------------------------------------------------------------------
2012                                 $817,131                                                        $302,976
-------------------------------------------------------------------------------------------------------------


In addition to the compensation paid for sales of the Contracts, we pay compensation when an Owner annuitizes all or a portion of his or her Contract and elects a life contingent annuity payout after the first Contract Year.

                            VARIABLE ANNUITY PAYMENTS

ASSUMED INVESTMENT RATE
The discussion concerning the amount of variable annuity payments which follows this section is based on an assumed investment rate of 3.5% per year. The assumed investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. THIS RATE DOES NOT BEAR ANY RELATIONSHIP TO THE ACTUAL NET INVESTMENT EXPERIENCE OF THE VARIABLE ACCOUNT OR OF ANY SUBACCOUNT.

AMOUNT OF VARIABLE ANNUITY PAYMENTS
The amount of the first variable annuity payment to a Payee will depend on the amount (i.e., the adjusted Contract Value, the Surrender Value, the death benefit) applied to effect the variable annuity payment as of the Annuity Date, the Annuity Payment Option selected, and the age and gender (if, applicable) of the Annuitant. The Contracts contain tables indicating the dollar amount of the first annuity payment under each Annuity Payment Option for each $1,000 applied at various ages. These tables are based upon the 1983 Table A (promulgated by the Society of Actuaries) and an assumed investment rate of 3.5% per year.

The portion of the first monthly variable annuity payment derived from a Subaccount is divided by the Annuity Unit value for that Subaccount (calculated as of the date of the first monthly payment). The number of such units will remain fixed during the annuity period, assuming the Payee makes no exchanges of Annuity Units for Annuity Units of another Subaccount.

In any subsequent month, for any Contract, the dollar amount of the variable annuity payment derived from each Subaccount is determined by multiplying the number of Annuity Units of that Subaccount attributable to that Contract by the value of such Annuity Unit at the end of the Valuation Period immediately preceding the date of such payment.

The Annuity Unit value will increase or decrease from one payment to the next in proportion to the net investment return of the Subaccount or Subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.5% assumed investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate Subaccounts is greater or less than 3.5% per year. For example, for a Contract using only one Subaccount to generate variable annuity payments, if that Subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 1 1/2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year. (See also "ANNUITY PAYMENT OPTIONS, Variable Annuity Payments" in the Prospectus.)

ANNUITY UNIT VALUE
The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "DESCRIPTION OF THE CONTRACT, Variable Contract Value" in the Prospectus.) The Annuity Unit value for each Subaccount's first Valuation Period was set at $100. The Annuity Unit value for a Subaccount is calculated for each subsequent Valuation Period by dividing (1) by (2), then multiplying this quotient by (3) and then multiplying the result by (4), where:

         (1)   is the Accumulation Unit value for the current Valuation Period;

         (2) is the Accumulation Unit value for the immediately preceding Valuation Period;

         (3) is the Annuity Unit value for the immediately preceding Valuation Period; and

         (4) is a special factor designed to compensate for the assumed investment rate of 3.5% built into the table used to compute the first variable annuity payment.

The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit value and the amount of several variable annuity payments based on one Subaccount.

ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE
-------------------------------------------------
1. Accumulation Unit value for current Valuation Period                                            12.56
2. Accumulation Unit value for immediately preceding Valuation Period                              12.55
3. Annuity Unit value for immediately preceding Valuation Period                                  103.41
4. Factor to compensate for the assumed investment rate of 3.5%                               0.99990575
5. Annuity Unit value of current Valuation Period ((1) / (2)) x (3) x (4)                         103.48

ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS
-----------------------------------------
1. Number of Accumulation Units at Annuity Date                                                 1,000.00
2. Accumulation Unit value                                                                        $18.00
3. Adjusted Contract Value (1)x(2)                                                            $18,000.00
4. First monthly annuity payment per $1,000 of adjusted Contract Value                             $5.63
5. First monthly annuity payment (3)x(4) / 1,000                                                 $101.34
6. Annuity Unit value                                                                             $98.00
7. Number of Annuity Units (5)/(6)                                                                 1.034
8. Assume Annuity Unit value for second month equal to                                            $99.70
9. Second monthly annuity payment (7)x(8)                                                        $103.09
10. Assume Annuity Unit value for third month equal to                                            $95.30
11. Third monthly annuity payment (7)x(10)                                                        $98.54

                           OTHER INFORMATION

A registration statement ("Registration Statement") has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this SAI. Not all the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this SAI. Statements contained in this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

The Variable Account was established as a separate account of CUNA Mutual Life Insurance Company on December 14, 1993. CUNA Mutual Life Insurance Company merged with CUNA Mutual Insurance Society on December 31, 2007. CUNA Mutual Insurance Society reorganized into a stock insurance company incorporated in Iowa within a mutual insurance holding company structure and was renamed CMFG Life Insurance Company on January 31, 2012.

                          INDEPENDENT AUDITORS


The financial statements of each of the individual Subaccounts comprising the CMFG Variable Annuity Account included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, dated February 26, 2015, appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of CMFG Life Insurance Company and its subsidiaries (the "Company") included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, dated March 4, 2015, appearing herein. Such report 1) expresses an unmodified opinion on the consolidated financial statements and states that Deloitte & Touche LLP did not audit the 2012 financial statements of the Company's 50% equity investment in CMG Mortgage Insurance Company and CMG Mortgage Assurance Company (collectively, "CMG"), which are accounted for under the equity method. The financial statements of CMG were audited by other auditors whose report has been furnished to Deloitte & Touche LLP, and in their opinion, in so far as it relates to the amounts related to CMG obtained from such financial statements and used by the Company to determine its share of equity in net income (loss) of CMG and its carrying value of CMG, is based solely on the report of the other auditors and (2) includes an emphasis-of-matter referring to the Company's presentation of its crop insurance business as discontinued operations.

The financial position and results of operations of CMG Mortgage Insurance Company and CMG Mortgage Assurance Company as of December 31, 2013 and for the years ended December 31, 2013 and 2012 are reflected using the equity method in the consolidated financial statements of the Company and the year ended December 31, 2012 have been audited by Ernst & Young LLP, independent auditors, as stated in their report, dated March 11, 2013.


The consolidated financial statements of the Company are included herein in reliance upon the respective reports of the foregoing firms given upon their authority as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

Our and the Variable Account's financial statements are contained in this SAI. Our financial statements should be distinguished from the Variable Account's financial statements and you should consider our financial statements only as bearing on our ability to meet our obligations under your Contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of CMFG Life Insurance Company and Contract Owners of CMFG Variable Annuity Account:

We have audited the accompanying statement of assets and liabilities for each of the individual subaccounts listed in Appendix A of CMFG Variable Annuity Account (the "Account") as of December 31, 2014, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods presented in Appendix A. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the fund houses. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual subaccounts comprising CMFG Variable Annuity Account as of December 31, 2014, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
February 26, 2015

                                   APPENDIX A

CMFG VARIABLE ANNUITY ACCOUNT

                                            STATEMENT                                  STATEMENTS OF
                                            OF ASSETS                                   CHANGES IN
             SUBACCOUNT                  AND LIABILITIES   STATEMENT OF OPERATIONS      NET ASSETS          FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
                                              AS OF               FOR THE             FOR EACH OF THE         FOR EACH OF THE
-----------------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation V.I. Fund,      December 31,    Year Ended December      Two Years Ended        Four Years Ended
Class III, Subaccount                          2014              31, 2014            December 31, 2014      December 31, 2014
                                                                                                            and Period
                                                                                                            May 1, 2010* -
                                                                                                            December 31, 2010
Franklin High Income VIP Fund,              December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class 4, Subaccount                            2014              31, 2014            December 31, 2014      December 31, 2014

Franklin Income VIP Fund,                   December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class 4, Subaccount                            2014              31, 2014            December 31, 2014      December 31, 2014

Franklin Mutual Global Discovery VIP Fund,  December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class 4, Subaccount                            2014              31, 2014            December 31, 2014      December 31, 2014

Templeton Developing Markets VIP Fund,      December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class 2, Subaccount                            2014              31, 2014            December 31, 2014      December 31, 2014

Invesco V.I. Global Real Estate Fund,       December 31,    Year Ended December      Two Years Ended        Five Years Ended
Series II Shares, Subaccount                   2014              31, 2014            December 31, 2014      December 31, 2014

Invesco V.I. Government Securities Fund,    December 31,    Year Ended December      Two Years Ended        Four Years Ended
Series II Shares, Subaccount                   2014              31, 2014            December 31, 2014      December 31, 2014
                                                                                                            and Period
                                                                                                            May 1, 2010* -
                                                                                                            December 31, 2010

Invesco V.I. Growth and Income Fund,        December 31,    Year Ended December      Two Years Ended        Five Years Ended
Series II Shares, Subaccount                   2014              31, 2014            December 31, 2014      December 31, 2014

Invesco V.I. Mid Cap Growth Fund,           December 31,    Year Ended December      Two Years Ended        Five Years Ended
Series II Shares, Subaccount                   2014              31, 2014            December 31, 2014      December 31, 2014

MFS(R) Strategic Income Portfolio,          December 31,    Year Ended December      Year Ended December,   Year Ended December
Initial Class, Subaccount                      2014              31, 2014            31 2014 and For the    31,2014 and For
                                                                                     period from August 16, the period from
                                                                                     2013* - December 31,   August 16, 2013* -
                                                                                     2013                   December 31, 2013

MFS(R) Strategic Income Series,
Initial Class, Subaccount                      N/A               N/A                 For the period from    For the period from
                                                                                     January 1, 2013 -      January 1, 2013 -
                                                                                     August 16, 2013**      August 16, 2013** and
                                                                                                            Three Years ended
                                                                                                            December 31, 2012

Oppenheimer Global Strategic Income         December 31,    Year Ended December      Year Ended             Two Years Ended December
Fund/VA, Non-Service Shares,                   2014              31, 2014            December 31, 2013      31, 2014 and Period
Subaccount                                                                                                  October 26, 2012* -
                                                                                                            December 31, 2012

Oppenheimer International Growth            December 31,    Year Ended December      Two Years Ended        Five Years Ended
Fund/VA, Service Shares,                       2014              31, 2014            December 31, 2014      December 31, 2014
Subaccount
Oppenheimer Main Street Small Cap           December 31,    Year Ended December      Two Years Ended        Five Years Ended
Fund(R)/VA, Service Shares,                    2014              31, 2014            December 31, 2014      December 31, 2014
Subaccount
Oppenheimer Main Street Fund(R)/VA,         December 31,    Year Ended December      Two Years Ended        Five Years Ended
Service Shares, Subaccount                     2014              31, 2014            December 31, 2014      December 31, 2014

PIMCO CommodityRealReturn(R) Strategy       December 31,    Year Ended December      Two Years Ended        Five Years Ended
Portfolio, Advisor Class,                      2014              31, 2014            December 31, 2014      December 31, 2014
Subaccount
PIMCO Global Bond Portfolio (Unhedged),     December 31,    Year Ended December      Two Years Ended        Five Years Ended
Advisor Class, Subaccount                      2014              31, 2014            December 31, 2014      December 31, 2014

PIMCO Total Return Portfolio, Advisor       December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class, Subaccount                              2014              31, 2014            December 31, 2014      December 31, 2014

T. Rowe Price International Stock           December 31,    Year Ended December      Two Years Ended        Five Years Ended
Portfolio, Subaccount                          2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series Aggressive Allocation Fund,    December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class I, Subaccount                            2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series Aggressive Allocation Fund,    December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class II, Subaccount                           2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series Core Bond Fund,                December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class I, Subaccount                            2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series Core Bond Fund,                December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class II, Subaccount                           2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series Conservative Allocation Fund,  December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class I, Subaccount                            2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series Conservative Allocation Fund,  December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class II, Subaccount                           2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series Diversified Income Fund,       December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class I, Subaccount                            2014              31, 2014            December 31, 2014      December 31, 2014

                                   APPENDIX A
                                  (CONTINUED)

CMFG VARIABLE ANNUITY ACCOUNT

                                            STATEMENT                                  STATEMENTS OF
                                            OF ASSETS                                   CHANGES IN
             SUBACCOUNT                  AND LIABILITIES   STATEMENT OF OPERATIONS      NET ASSETS          FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
                                              AS OF               FOR THE             FOR EACH OF THE         FOR EACH OF THE
-----------------------------------------------------------------------------------------------------------------------------------
Ultra Series Diversified Income Fund,       December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class II, Subaccount                           2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series Equity Income Fund,
Class II, Subaccount                           N/A               N/A                     N/A                For the Year Ended
                                                                                                            December 31, 2011
                                                                                                            and Period
                                                                                                            May 1, 2010* -
                                                                                                            December 31, 2010

Ultra Series Foundation Account,            December 31,    Year Ended December      Two Years Ended        Four Years Ended
Class I, Subaccount                            2014              31, 2014            December 31, 2014      December 31, 2014
                                                                                                            and Period
                                                                                                            May 1, 2010* -
                                                                                                            December 31, 2010

Ultra Series Foundation Account,            December 31,    Year Ended December      Two Years Ended        Four Years Ended
Class II, Subaccount                           2014              31, 2014            December 31, 2014      December 31, 2014
                                                                                                            and Period
                                                                                                            May 1, 2010* -
                                                                                                            December 31, 2010

Ultra Series High Income Fund,              December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class I, Subaccount                            2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series High Income Fund,              December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class II, Subaccount                           2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series International Stock Fund,      December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class I, Subaccount                            2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series International Stock Fund,      December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class II, Subaccount                           2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series Large Cap Growth Fund,         December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class I, Subaccount                            2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series Large Cap Growth Fund,         December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class II, Subaccount                           2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series Large Cap Value Fund,          December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class I, Subaccount                            2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series Large Cap Value Fund,          December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class II, Subaccount                           2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series Mid Cap Fund,                  December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class I, Subaccount                            2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series Mid Cap Fund,                  December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class II, Subaccount                           2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series Moderate Allocation Fund,      December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class I, Subaccount                            2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series Moderate Allocation Fund,      December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class II, Subaccount                           2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series Money Market Fund,             December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class I, Subaccount                            2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series Money Market Fund,             December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class II, Subaccount                           2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series Small Cap Fund,                December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class I, Subaccount                            2014              31, 2014            December 31, 2014      December 31, 2014

Ultra Series Small Cap Fund,                December 31,    Year Ended December      Two Years Ended        Five Years Ended
Class II, Subaccount                           2014              31, 2014            December 31, 2014      December 31, 2014

   *Date represents commencement of operations.
   **Date represents cessation of contractholders' investment.

                         CMFG VARIABLE ANNUITY ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 31, 2014

                                                   BLACKROCK             FRANKLIN             FRANKLIN          FRANKLIN MUTUAL
                                                    GLOBAL             HIGH INCOME             INCOME          GLOBAL DISCOVERY
                                                 ALLOCATION V.I.           VIP                  VIP                  VIP
                                                FUND, CLASS III,      FUND, CLASS 4,       FUND, CLASS 4,       FUND, CLASS 4,
                                                   SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
===================================================================================================================================
ASSETS
  Investments in mutual funds at fair value           $     41,146,485    $     25,724,027      $   26,128,189    $     12,244,511
                                                      ----------------    ----------------      --------------    ----------------
  Total assets                                              41,146,485          25,724,027          26,128,189          12,244,511

LIABILITIES                                                          -                   -                   -                  -
                                                      ----------------    ----------------      --------------    ----------------
  Net assets                                          $     41,146,485    $     25,724,027      $   26,128,189    $     12,244,511
                                                      ================    ================      ==============    ================

NET ASSETS
  Contracts in accumulation period                    $     41,146,485    $     25,724,027      $   26,125,117    $     12,241,226
  Contracts in annuitization period (note 2)                         -                   -               3,072               3,285
                                                      ----------------    ----------------      --------------    ----------------
  Total net assets                                    $     41,146,485    $     25,724,027      $   26,128,189    $     12,244,511
                                                      ================    ================      ==============    ================

Number of shares outstanding                                 2,903,775           3,933,338           1,601,974             546,874
Net asset value per share                             $          14.17    $           6.54      $        16.31    $          22.39
Cost of mutual fund shares                            $     42,089,831    $     24,374,863      $   23,708,523    $     10,979,157

                                                       TEMPLETON          INVESCO V.I.         INVESCO V.I.        INVESCO V.I.
                                                      DEVELOPING          GLOBAL REAL           GOVERNMENT          GROWTH AND
                                                      MARKETS VIP        ESTATE FUND,        SECURITIES FUND,        INCOME,
                                                     FUND, CLASS 2,     SERIES II SHARES,    SERIES II SHARES,   SERIES II SHARES,
                                                      SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
===================================================================================================================================
ASSETS
  Investments in mutual funds at fair value           $      1,037,702    $     10,583,597      $   23,219,123    $     59,405,259
                                                      ----------------    ----------------      --------------    ----------------
  Total assets                                               1,037,702          10,583,597          23,219,123          59,405,259

LIABILITIES                                                          -                   -                   -                   -
                                                      ----------------    ----------------      --------------    ----------------
  Net assets                                          $      1,037,702    $     10,583,597      $   23,219,123    $     59,405,259
                                                      ================    ================      ==============    ================

NET ASSETS
  Contracts in accumulation period                    $      1,037,702    $     10,580,839      $   23,219,123    $     59,401,733
  Contracts in annuitization period (note 2)                         -               2,758                   -               3,526
                                                      ----------------    ----------------      --------------    ----------------
  Total net assets                                    $      1,037,702    $     10,583,597      $   23,219,123    $     59,405,259
                                                      ================    ================      ==============    ================

Number of shares outstanding                                   112,794             630,351           1,994,770           2,367,687
Net asset value per share                             $           9.20    $          16.79      $        11.64    $          25.09
Cost of mutual fund shares                            $        903,567    $      7,812,106      $   23,996,116    $     41,838,296

                 See Accompanying Notes to Financial Statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                             AS OF DECEMBER 31, 2014


                                                  INVESCO V.I.               MFS(R)            OPPENHEIMER          OPPENHEIMER
                                                    MID CAP                STRATEGIC         GLOBAL STRATEGIC      INTERNATIONAL
                                                    GROWTH,           INCOME PORTFOLIO,       INCOME FUND/VA,      GROWTH FUND/VA,
                                                SERIES II SHARES,        INITIAL CLASS,    NON-SERVICE SHARES,    SERVICE SHARES,
                                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
===================================================================================================================================
ASSETS
  Investments in mutual funds at fair value           $      13,960,355   $        892,496      $      625,308    $     26,393,241
                                                      ----------------    ----------------      --------------    ----------------
  Total assets                                               13,960,355            892,496             625,308          26,393,241

LIABILITIES                                                           -                  -                   -                   -
                                                      -----------------   ----------------      --------------    ----------------
  Net assets                                          $      13,960,355   $        892,496      $      625,308    $     26,393,214
                                                      =================   ================      ==============    ================

NET ASSETS
  Contracts in accumulation period                    $      13,960,355   $        890,929      $      616,044    $     26,393,241
  Contracts in annuitization period (note 2)                          -              1,567               9,264                   -
                                                      -----------------   ----------------      --------------    ----------------
  Total net assets                                    $      13,960,355   $        892,496      $      625,308    $     26,393,241
                                                      =================   ================      ==============    ================

Number of shares outstanding                                  2,432,118             89,160             117,983          10,997,184
Net asset value per share                             $            5.74   $          10.01      $         5.30   $            2.40
Cost of mutual fund shares                            $       7,711,940   $        897,108      $      654,901   $      19,096,103

                                                     OPPENHEIMER MAIN       OPPENHEIMER        PIMCO COMMODITY-        PIMCO GLOBAL
                                                     STREET SMALL CAP       MAIN STREET         REALRETURN(R)         BOND PORTFOLIO
                                                        FUND(R)/VA,        FUND*(R)/VA,       STRATEGY PORTFOLIO,     (UNHEDGED),
                                                      SERVICE SHARES,     SERVICE SHARES   ,    ADVISOR CLASS,       ADVISOR CLASS,
                                                        SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
===================================================================================================================================
ASSETS
  Investments in mutual funds at fair value         $     16,833,876    $     28,831,097      $   11,033,714    $     30,411,291
                                                    ----------------    ----------------      --------------    ----------------
  Total assets                                            16,833,876          28,831,097          11,033,714          30,411,291

LIABILITIES                                                        -                   -                   -                   -
                                                    ----------------    ----------------      --------------    ----------------
  Net assets                                        $     16,833,876    $     28,831,097      $   11,033,714    $     30,411,291
                                                    ================    ================      ==============    ================

NET ASSETS
  Contracts in accumulation period                  $     16,833,876    $     28,831,097      $   11,033,714    $     30,411,291
  Contracts in annuitization period (note 2)                       -                   -                   -                   -
                                                    ----------------    ----------------      --------------    ----------------
  Total net assets                                  $     16,833,876    $     28,831,097      $   11,033,714    $     30,411,291
                                                    ================    ================      ==============    ================

Number of shares outstanding                                 641,046             865,019           2,247,192           2,544,878
Net asset value per share                           $          26.26    $          33.33      $         4.91    $          11.95
Cost of mutual fund shares                          $     10,588,997    $     16,300,124      $   17,522,922    $     33,543,809

                 See Accompanying Notes to Financial Statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                             AS OF DECEMBER 31, 2014

                                                            PIMCO            T. ROWE PRICE       ULTRA SERIES       ULTRA SERIES
                                                         TOTAL RETURN        INTERNATIONAL       AGGRESSIVE         AGGRESSIVE
                                                          PORTFOLIO,             STOCK            ALLOCATION         ALLOCATION
                                                        ADVISOR CLASS,          PORTFOLIO,      FUND, CLASS I,     FUND, CLASS II,
                                                         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
===================================================================================================================================
ASSETS
  Investments in mutual funds at fair value         $     64,692,564    $      6,254,028      $   11,996,350    $      1,809,792
                                                    ----------------    ----------------      --------------    ----------------
  Total assets                                            64,692,564           6,254,028          11,996,350           1,809,792

LIABILITIES                                                        -                   -                   -                   -
                                                    ----------------    ----------------      --------------    ----------------
  Net assets                                        $     64,692,564    $      6,254,028      $   11,996,350    $      1,809,792
                                                    ================    ================      ==============    ================

NET ASSETS
  Contracts in accumulation period                  $     64,692,564    $      6,241,167      $   11,923,694    $      1,809,792
  Contracts in annuitization period (note 2)                       -              12,861              72,656                   -
                                                    ----------------    ----------------      --------------    ----------------
  Total net assets                                  $     64,692,564    $      6,254,028      $   11,996,350    $      1,809,792
                                                    ================    ================      ==============    ================

Number of shares outstanding                               5,776,122             409,831           1,170,033             177,142
Net asset value per share                           $          11.20    $          15.26      $        10.25    $          10.22
Cost of mutual fund shares                          $     64,589,657    $      5,474,999      $   11,448,945    $      1,631,237

                                                       ULTRA SERIES         ULTRA SERIES      ULTRA SERIES         ULTRA SERIES
                                                         CORE BOND            CORE BOND       CONSERVATIVE         CONSERVATIVE
                                                            FUND,                FUND,       ALLOCATION FUND,     ALLOCATION FUND,
                                                           CLASS I,            CLASS II,         CLASS I,             CLASS II,
                                                         SUBACCOUNT           SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
===================================================================================================================================
ASSETS
  Investments in mutual funds at fair value         $     96,653,801    $     22,637,899      $   90,931,490    $     37,843,944
                                                    ----------------    ----------------      --------------    ----------------
  Total assets                                            96,653,801          22,637,899          90,931,490          37,843,944

LIABILITIES                                                        -                   -                   -                   -
                                                    ----------------    ----------------      --------------    ----------------
  Net assets                                        $     96,653,801    $     22,637,899      $   90,931,490    $     37,843,944
                                                    ================    ================      ==============    ================

NET ASSETS
  Contracts in accumulation period                  $     96,363,713    $     22,637,899      $   90,851,561    $     37,843,944
  Contracts in annuitization period (note 2)                 290,088                   -              79,929                   -
                                                    ----------------    ----------------      --------------    ----------------
  Total net assets                                  $     96,653,801    $     22,637,899      $   90,931,490    $     37,843,944
                                                    ================    ================      ==============    ================

Number of shares outstanding                               9,531,181           2,236,703           8,894,969           3,707,864
Net asset value per share                           $          10.14    $          10.12      $        10.22    $          10.21
Cost of mutual fund shares                          $     98,702,434    $     23,224,431      $   89,938,489    $     37,030,730

                 See Accompanying Notes to Financial Statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                             AS OF DECEMBER 31, 2014

                                                       ULTRA SERIES         ULTRA SERIES         ULTRA SERIES       ULTRA SERIES
                                                        DIVERSIFIED          DIVERSIFIED          FOUNDATION         FOUNDATION
                                                          INCOME               INCOME              ACCOUNT,           ACCOUNT,
                                                       FUND, CLASS I,      FUND, CLASS II,         CLASS I,           CLASS II,
                                                        SUBACCOUNT           SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
===================================================================================================================================
ASSETS
  Investments in mutual funds at fair value         $    154,938,448    $     44,772,138      $      364,412    $     24,524,576
                                                    ----------------    ----------------      --------------    ----------------
  Total assets                                           154,938,448          44,772,138             364,412          24,524,576

LIABILITIES                                                        -                   -                   -                   -
                                                    ----------------    ----------------      --------------    ----------------
  Net assets                                        $    154,938,448    $     44,772,138      $      364,412    $     24,524,576
                                                    ================    ================      ==============    ================

NET ASSETS
  Contracts in accumulation period                  $    153,643,705    $     44,772,138      $      364,412    $     24,524,576
  Contracts in annuitization period (note 2)               1,294,743                   -                   -                   -
                                                    ----------------    ----------------      --------------    ----------------
  Total net assets                                  $    154,938,448    $     44,772,138      $      364,412    $     24,524,576
                                                    ================    ================      ==============    ================

Number of shares outstanding                               7,634,128           2,212,992              35,935           2,423,114
Net asset value per share                           $          20.30    $          20.23      $        10.14    $          10.12
Cost of mutual fund shares                          $    138,619,291    $     39,101,659      $      376,087    $     25,504,415


                                                          ULTRA SERIES        ULTRA SERIES         ULTRA SERIES        ULTRA SERIES
                                                           HIGH INCOME        HIGH INCOME         INTERNATIONAL       INTERNATIONAL
                                                              FUND,              FUND,             STOCK FUND,         STOCK FUND,
                                                             CLASS I,           CLASS II,           CLASS I,            CLASS II,
                                                           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
===================================================================================================================================
ASSETS
  Investments in mutual funds at fair value           $     29,284,215    $      6,685,475      $   35,485,340    $     16,174,261
                                                      ----------------    ----------------      --------------    ----------------
  Total assets                                              29,284,215           6,685,475          35,485,340          16,174,261

LIABILITIES                                                          -                   -                  -                    -
                                                      ----------------    ----------------      --------------    ----------------
  Net assets                                          $     29,284,215    $      6,685,475      $   35,485,340    $     16,174,261
                                                      ================    ================      ==============    ================

NET ASSETS
  Contracts in accumulation period                    $     29,229,991    $      6,685,475      $   35,446,654    $     16,174,261
  Contracts in annuitization period (note 2)                    54,224                   -              38,686                   -
                                                      ----------------    ----------------      --------------    ----------------
  Total net assets                                    $     29,284,215    $      6,685,475      $   35,485,340    $     16,174,261
                                                      ================    ================      ==============    ================

Number of shares outstanding                                 3,335,104             760,759           3,296,270           1,506,446
Net asset value per share                             $           8.78    $           8.79      $        10.77    $          10.74
Cost of mutual fund shares                            $     31,829,764    $      7,170,431      $   36,098,067    $     14,614,658

                 See Accompanying Notes to Financial Statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                             AS OF DECEMBER 31, 2014

                                                           ULTRA SERIES        ULTRA SERIES        ULTRA SERIES        ULTRA SERIES
                                                            LARGE CAP           LARGE CAP           LARGE CAP           LARGE CAP
                                                          GROWTH FUND,        GROWTH FUND,         VALUE FUND,         VALUE FUND,
                                                             CLASS I,            CLASS II,           CLASS I,           CLASS II,
                                                           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
===================================================================================================================================
ASSETS
  Investments in mutual funds at fair value           $     90,923,190    $     32,168,591      $  135,929,282    $      6,700,311
                                                      ----------------    ----------------      --------------    ----------------
  Total assets                                              90,923,190          32,168,591         135,929,282           6,700,311

LIABILITIES                                                          -                   -                   -                   -
                                                      ----------------    ----------------      --------------    ----------------
  Net assets                                          $     90,923,190    $     32,168,591      $  135,929,282    $      6,700,311
                                                      ================    ================      ==============    ================

NET ASSETS
  Contracts in accumulation period                    $     90,640,206    $     32,168,591      $  135,379,292    $      6,700,311
  Contracts in annuitization period (note 2)                   282,984                   -             549,990                   -
                                                      ----------------    ----------------      --------------    ----------------
  Total net assets                                    $     90,923,190    $     32,168,591      $  135,929,282    $      6,700,311
                                                      ================    ================      ==============    ================

Number of shares outstanding                                 3,334,025           1,187,226           4,106,253             203,460
Net asset value per share                             $          27.27    $          27.10      $        33.10    $          32.93
Cost of mutual fund shares                            $     72,887,203    $     26,505,725      $  119,462,351    $      5,007,914


                                                          ULTRA SERIES         ULTRA SERIES       ULTRA SERIES       ULTRA SERIES
                                                           MID CAP              MID CAP            MODERATE            MODERATE
                                                             FUND,                FUND,            ALLOCATION         ALLOCATION
                                                            CLASS I,             CLASS II,       FUND, CLASS I,     FUND, CLASS II,
                                                          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
===================================================================================================================================
ASSETS
  Investments in mutual funds at fair value           $     90,730,369    $     15,067,144      $  144,208,350    $     34,146,520
                                                      ----------------    ----------------      --------------    ----------------
  Total assets                                              90,730,369          15,067,144         144,208,350          34,146,520

LIABILITIES                                                          -                   -                   -                   -
                                                      ----------------    ----------------      --------------    ----------------
  Net assets                                          $     90,730,369    $     15,067,144      $  144,208,350    $     34,146,520
                                                      ================    ================      ==============    ================

NET ASSETS
  Contracts in accumulation period                    $     90,534,674    $     15,067,144      $  143,829,361    $     34,146,520
  Contracts in annuitization period (note 2)                   195,695                   -             378,989                   -
                                                      ----------------    ----------------      --------------    ----------------
  Total net assets                                    $     90,730,369    $     15,067,144      $  144,208,350    $     34,146,520
                                                      ================    ================      ==============    ================

Number of shares outstanding                                 4,700,836             787,656          13,206,014           3,134,261
Net asset value per share                             $          19.30    $          19.13      $        10.92    $          10.89
Cost of mutual fund shares                            $     72,411,280    $     11,157,638      $  135,847,478    $     29,678,666

                 See Accompanying Notes to Financial Statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                             AS OF DECEMBER 31, 2014

                                                  ULTRA SERIES         ULTRA SERIES         ULTRA SERIES         ULTRA SERIES
                                                  MONEY MARKET         MONEY MARKET           SMALL CAP            SMALL CAP
                                                      FUND,                FUND,                FUND,                FUND,
                                                    CLASS I,             CLASS II,            CLASS I,             CLASS II,
                                                   SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
================================================================================================================================
ASSETS
  Investments in mutual funds at fair value    $       13,738,733   $        1,728,147   $        4,325,645   $        1,634,162
                                               ------------------   ------------------   ------------------   ------------------
  Total assets                                         13,738,733            1,728,147            4,325,645            1,634,162

LIABILITIES                                                     -                    -                    -                    -
                                               ------------------   ------------------   ------------------   ------------------
  Net assets                                   $       13,738,733   $        1,728,147   $        4,325,645   $        1,634,162
                                               ==================   ==================   ==================   ==================

NET ASSETS
  Contracts in accumulation period             $       13,700,400   $        1,728,147   $        4,325,645   $        1,634,162
  Contracts in annuitization period (note 2)               38,333                    -                    -                    -
                                               ------------------   ------------------   ------------------   ------------------
  Total net assets                             $       13,738,733   $        1,728,147   $        4,325,645   $        1,634,162
                                               ==================   ==================   ==================   ==================

Number of shares outstanding                           13,738,733            1,728,147              497,549              189,192
Net asset value per share                      $             1.00   $             1.00   $             8.69   $             8.64
Cost of mutual fund shares                     $       13,738,733   $        1,728,147   $        4,670,746   $        1,725,312

                 See Accompanying Notes to Financial Statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2014

                                                         BLACKROCK            FRANKLIN           FRANKLIN           FRANKLIN MUTUAL
                                                           GLOBAL            HIGH INCOME          INCOME           GLOBAL DISCOVERY
                                                       ALLOCATION V.I.           VIP                VIP                  VIP
                                                       FUND, CLASS III,     FUND, CLASS 4,     FUND, CLASS 4,       FUND, CLASS 4,
                                                          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
===================================================================================================================================
INVESTMENT INCOME (LOSS)
  Dividend income                                     $        927,886    $      1,613,962    $     1,289,027     $        253,148
  Mortality and expense charges (note 3)                      (493,027)           (322,054)          (312,349)            (150,365)
  Administrative charges                                       (74,310)            (54,406)           (37,378)             (21,203)
                                                      -----------------   -----------------   ----------------    -----------------
  Net investment income (loss)                                 360,549           1,237,502            939,300               81,580

REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
  Net realized gain (loss) on sale
    of fund shares                                             331,797             371,232            509,060              343,099
  Realized gain distributions                                3,592,560                   -                  -              834,985
                                                      -----------------   -----------------   ----------------    -----------------
  Net realized gain (loss) on investments                    3,924,357             371,232            509,060            1,178,084

NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS                             (4,010,835)         (1,959,177)          (581,113)            (701,741)
                                                      -----------------   -----------------   ----------------    -----------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $        274,071    $       (350,443)   $       867,247     $        557,923
                                                      =================   =================   ================    =================

                                                         TEMPLETON           INVESCO V.I.       INVESCO V.I.        INVESCO V.I.
                                                         DEVELOPING          GLOBAL REAL         GOVERNMENT          GROWTH AND
                                                        MARKETS VIP          ESTATE FUND,      SECURITIES FUND,        INCOME,
                                                       FUND, CLASS 2,      SERIES II SHARES,  SERIES II SHARES,  SERIES II SHARES,
                                                         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
===================================================================================================================================
INVESTMENT INCOME (LOSS)
  Dividend income                                     $       17,892      $         150,730   $        679,956    $        897,605
  Mortality and expense charges (note 3)                     (15,086)              (122,735)          (266,461)           (706,559)
  Administrative charges                                      (1,810)               (19,512)           (45,580)           (119,569)
                                                      ---------------     ------------------  -----------------   -----------------
  Net investment income (loss)                                   996                  8,483            367,915              71,477

REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
  Net realized gain (loss) on sale
    of fund shares                                            37,955                309,626            (51,129)          3,933,539
  Realized gain distributions                                      -                      -                  -           7,013,378
                                                      ---------------     ------------------  -----------------   -----------------
  Net realized gain (loss) on investments                     37,955                309,626            (51,129)         10,946,917

NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS                             (154,055)               962,452            251,182          (6,041,916)
                                                      ---------------     ------------------  -----------------   -----------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $     (115,104)     $       1,280,561   $        567,968    $      4,976,478
                                                      ===============     ==================  =================   =================

                 See accompanying notes to financial statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                       STATEMENT OF OPERATIONS (CONTINUED)
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2014


                                                          INVESCO V.I.           MFS(R)           OPPENHEIMER       OPPENHEIMER
                                                            MID CAP            STRATEGIC       GLOBAL STRATEGIC    INTERNATIONAL
                                                            GROWTH,         INCOME PORTFOLIO,   INCOME FUND/VA,   GROWTH FUND/VA,
                                                       SERIES II SHARES,     INITIAL CLASS,   NON-SERVICE SHARES,  SERVICE SHARES,
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
===================================================================================================================================
INVESTMENT INCOME (LOSS)
 Dividend income                                      $              -    $         29,922      $       29,112    $        272,250
 Mortality and expense charges (note 3)                       (167,502)            (11,789)             (8,469)           (334,234)
 Administrative charges                                        (28,633)             (1,415)             (1,016)            (55,108)
                                                      -----------------   -----------------     ---------------   -----------------
 Net investment income (loss)                                 (196,135)             16,718              19,627            (117,092)

REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
 Net realized gain (loss) on sale
  of fund shares                                             1,148,816               1,669              (2,853)          1,255,230
 Realized gain distributions                                         -                   -                   -             580,519
                                                      -----------------   -----------------     ---------------   -----------------
 Net realized gain (loss) on investments                     1,148,816               1,669              (2,853)          1,835,749

NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS                                 (78,762)                 27              (6,045)         (4,162,232)
                                                      -----------------   -----------------     ---------------   -----------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $        873,919    $         18,414      $       10,729    $     (2,443,575)
                                                      =================   =================     ===============   =================

                                                      OPPENHEIMER MAIN       OPPENHEIMER       PIMCO COMMODITY-     PIMCO GLOBAL
                                                      STREET SMALL CAP       MAIN STREET        REALRETURN(R)       BOND PORTFOLIO
                                                        FUND(R)/VA,          FUND(R)/VA,     STRATEGY PORTFOLIO,     (UNHEDGED),
                                                       SERVICE SHARES,     SERVICE SHARES,     ADVISOR CLASS,      ADVISOR CLASS,
                                                         SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
===================================================================================================================================
INVESTMENT INCOME (LOSS)
 Dividend income                                      $        107,993    $        172,286      $       36,547    $        762,642
 Mortality and expense charges (note 3)                       (195,460)           (344,066)           (159,690)           (369,729)
 Administrative charges                                        (30,489)            (62,848)            (25,903)            (61,483)
                                                      -----------------   -----------------     ---------------   -----------------
 Net investment income (loss)                                 (117,956)           (234,628)           (149,046)            331,430

REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
 Net realized gain (loss) on sale
  of fund shares                                             1,251,949           2,494,691            (366,975)           (170,691)
 Realized gain distributions                                 2,396,907             605,709                   -             902,448
                                                      -----------------   -----------------     ---------------   -----------------
 Net realized gain (loss) on investments                     3,648,856           3,100,400            (366,975)            731,757

NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS                              (1,904,531)           (338,319)         (2,198,680)           (791,841)
                                                      -----------------   -----------------     ---------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $      1,626,369    $      2,527,453      $   (2,714,701)   $        271,346
                                                      =================   =================     ===============   =================

                 See accompanying notes to financial statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                       STATEMENT OF OPERATIONS (CONTINUED)
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2014

                                                           PIMCO            T. ROWE PRICE        ULTRA SERIES      ULTRA SERIES
                                                        TOTAL RETURN        INTERNATIONAL         AGGRESSIVE        AGGRESSIVE
                                                          PORTFOLIO,           STOCK              ALLOCATION        ALLOCATION
                                                       ADVISOR CLASS,        PORTFOLIO,          FUND, CLASS I,    FUND, CLASS II,
                                                         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
===================================================================================================================================
INVESTMENT INCOME (LOSS)
 Dividend income                                      $      1,415,482    $         68,957      $      232,323    $         30,110
 Mortality and expense charges (note 3)                       (785,309)            (86,913)           (157,258)            (21,034)
 Administrative charges                                       (122,220)            (10,430)            (14,227)             (2,744)
                                                      -----------------   -----------------     ---------------   -----------------
 Net investment income (loss)                                  507,953             (28,386)             60,838               6,332

REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
 Net realized gain (loss) on sale
  of fund shares                                               (13,427)            159,898             997,876              68,875
 Realized gain distributions                                         -              36,507           1,944,918             294,984
                                                      -----------------   -----------------     ---------------   -----------------
 Net realized gain (loss) on investments                       (13,427)            196,405           2,942,794             363,859

NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS                               1,410,692            (333,782)         (2,227,631)           (273,316)
                                                      -----------------   -----------------     ---------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $      1,905,218    $       (165,763)     $      776,001    $         96,875
                                                      =================   =================     ===============   =================


                                                      ULTRA SERIES        ULTRA SERIES        ULTRA SERIES         ULTRA SERIES
                                                       CORE BOND           CORE BOND          CONSERVATIVE         CONSERVATIVE
                                                         FUND,               FUND,           ALLOCATION FUND,     ALLOCATION FUND,
                                                        CLASS I,            CLASS II,            CLASS I,             CLASS II,
                                                      SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
===================================================================================================================================
INVESTMENT INCOME (LOSS)
 Dividend income                                      $      3,102,825    $        676,347      $    1,979,895    $        704,695
 Mortality and expense charges (note 3)                     (1,232,258)           (264,949)         (1,102,422)           (443,797)
 Administrative charges                                       (114,153)            (41,969)           (137,636)            (63,818)
                                                      -----------------   -----------------     ---------------   -----------------
 Net investment income (loss)                                1,756,414             369,429             739,837             197,080

REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
 Net realized gain (loss) on sale
  of fund shares                                              (266,850)            (21,143)          1,589,151             495,157
 Realized gain distributions                                         -                   -           7,025,943           2,935,698
                                                      -----------------   -----------------     ---------------   -----------------
 Net realized gain (loss) on investments                      (266,850)            (21,143)          8,615,094           3,430,855

NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS                               2,526,421             427,931          (5,027,404)         (1,967,592)
                                                      -----------------   -----------------     ---------------   -----------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $      4,015,985    $        776,217      $    4,327,527    $      1,660,343
                                                      =================   =================     ===============   =================

                 See accompanying notes to financial statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                       STATEMENT OF OPERATIONS (CONTINUED)
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2014

                                                     ULTRA SERIES          ULTRA SERIES          ULTRA SERIES         ULTRA SERIES
                                                     DIVERSIFIED            DIVERSIFIED           FOUNDATION           FOUNDATION
                                                       INCOME                INCOME                ACCOUNT,             ACCOUNT,
                                                     FUND, CLASS I,       FUND, CLASS II,          CLASS I,             CLASS II,
                                                      SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
===================================================================================================================================
INVESTMENT INCOME (LOSS)
 Dividend income                                      $      3,659,515    $        977,178      $       11,637    $        732,433
 Mortality and expense charges (note 3)                     (1,901,154)           (513,558)             (3,925)           (284,510)
 Administrative charges                                       (154,879)            (95,328)               (512)            (44,249)
                                                      -----------------   -----------------     ---------------   -----------------
 Net investment income (loss)                                1,603,482             368,292               7,200             403,674

REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
 Net realized gain (loss) on sale
  of fund shares                                             4,314,947             726,361                 (96)            (42,868)
 Realized gain distributions                                 9,986,435           2,897,460                   -                   -
                                                      -----------------   -----------------     ---------------   -----------------
 Net realized gain (loss) on investments                    14,301,382           3,623,821                 (96)            (42,868)

NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS                              (6,894,232)         (1,661,952)              3,926             474,139
                                                      -----------------   -----------------     ---------------   -----------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $      9,010,632    $      2,330,161      $       11,030    $        834,945
                                                      =================   =================     ===============   =================


                                                     ULTRA SERIES         ULTRA SERIES           ULTRA SERIES        ULTRA SERIES
                                                     HIGH INCOME          HIGH INCOME            INTERNATIONAL       INTERNATIONAL
                                                       FUND,                FUND,                 STOCK FUND,         STOCK FUND,
                                                      CLASS I,             CLASS II,                CLASS I,            CLASS II,
                                                     SUBACCOUNT           SUBACCOUNT              SUBACCOUNT          SUBACCOUNT
===================================================================================================================================
INVESTMENT INCOME (LOSS)
 Dividend income                                      $      1,876,292    $        410,777      $    1,419,343    $        597,632
 Mortality and expense charges (note 3)                       (387,645)            (80,269)           (476,751)           (207,798)
 Administrative charges                                        (30,605)            (12,879)            (43,314)            (33,363)
                                                      -----------------   -----------------     ---------------   -----------------
 Net investment income (loss)                                1,458,042             317,629             899,278             356,471

REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
 Net realized gain (loss) on sale
  of fund shares                                              (103,972)               (750)          1,275,001             593,886
 Realized gain distributions                                         -                   -           2,716,446           1,242,537
                                                      -----------------   -----------------     ---------------   -----------------
 Net realized gain (loss) on investments                      (103,972)               (750)          3,991,447           1,836,423

NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS                              (1,067,366)           (304,314)         (7,920,170)         (3,617,009)
                                                      -----------------   -----------------     ---------------   -----------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $        286,704    $         12,565      $   (3,029,445) $       (1,424,115)
                                                      =================   =================     ===============   =================

                 See accompanying notes to financial statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                       STATEMENT OF OPERATIONS (CONTINUED)
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2014

                                                          ULTRA SERIES        ULTRA SERIES      ULTRA SERIES         ULTRA SERIES
                                                            LARGE CAP           LARGE CAP          LARGE CAP            LARGE CAP
                                                          GROWTH FUND,        GROWTH FUND,       VALUE FUND,           VALUE FUND,
                                                            CLASS I,            CLASS II,          CLASS I,             CLASS II,
                                                          SUBACCOUNT           SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
===================================================================================================================================
INVESTMENT INCOME (LOSS)
 Dividend income                                      $        583,596    $        160,976      $    1,763,502    $         76,797
 Mortality and expense charges (note 3)                     (1,097,174)           (375,239)         (1,670,913)            (77,983)
 Administrative charges                                       (100,644)            (60,961)           (151,866)            (12,860)
                                                      -----------------   -----------------     ---------------   -----------------
 Net investment income (loss)                                 (614,222)           (275,224)            (59,277)            (14,046)

REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
 Net realized gain (loss) on sale
  of fund shares                                             5,911,820           1,580,405           5,953,337             422,058
 Realized gain distributions                                13,742,156           4,926,817          19,345,548             959,408
                                                      -----------------   -----------------     ---------------   -----------------
 Net realized gain (loss) on investments                    19,653,976           6,507,222          25,298,885           1,381,466

NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS                              (9,834,924)         (3,046,675)        (10,738,950)           (677,618)
                                                      -----------------   -----------------     ---------------   -----------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $      9,204,830    $      3,185,323      $   14,500,658    $        689,802
                                                      =================   =================     ===============   =================


                                                          ULTRA SERIES         ULTRA SERIES        ULTRA SERIES      ULTRA SERIES
                                                            MID CAP               MID CAP            MODERATE          MODERATE
                                                             FUND,                 FUND,            ALLOCATION        ALLOCATION
                                                            CLASS I,             CLASS II,         FUND, CLASS I,   FUND, CLASS II,
                                                          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
===================================================================================================================================
INVESTMENT INCOME (LOSS)
 Dividend income                                      $         36,566    $              -      $    2,969,113    $        602,132
 Mortality and expense charges (note 3)                     (1,094,368)           (172,473)         (1,768,923)           (397,199)
 Administrative charges                                        (87,933)            (28,285)           (225,626)            (58,219)
                                                      -----------------   -----------------     ---------------   -----------------
 Net investment income (loss)                               (1,145,735)           (200,758)            974,564             146,714

REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
 Net realized gain (loss) on sale
  of fund shares                                             6,611,930             952,141           4,277,243             806,878
 Realized gain distributions                                17,693,904           2,968,504          12,875,034           3,058,767
                                                      -----------------   -----------------     ---------------   -----------------
 Net realized gain (loss) on investments                    24,305,834           3,920,645          17,152,277           3,865,645

NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS                             (15,949,542)         (2,577,361)        (10,041,153)         (2,264,952)
                                                      -----------------   -----------------     ---------------   -----------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $      7,210,557     $     1,142,526     $     8,085,688    $      1,747,407
                                                      =================   =================     ===============   =================

                 See accompanying notes to financial statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                       STATEMENT OF OPERATIONS (CONTINUED)
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2014

                                                           ULTRA SERIES        ULTRA SERIES        ULTRA SERIES     ULTRA SERIES
                                                           MONEY MARKET        MONEY MARKET          SMALL CAP        SMALL CAP
                                                              FUND,               FUND,                FUND,            FUND,
                                                             CLASS I,           CLASS II,             CLASS I,         CLASS II,
                                                           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT       SUBACCOUNT
===================================================================================================================================
INVESTMENT INCOME (LOSS)
 Dividend income                                      $              -    $              -      $       30,900    $          7,677
 Mortality and expense charges (note 3)                       (241,322)            (19,426)            (51,009)            (18,897)
 Administrative charges                                        (22,333)             (2,809)             (6,158)             (3,089)
                                                      -----------------   -----------------     ---------------   -----------------
 Net investment income (loss)                                 (263,655)            (22,235)            (26,267)            (14,309)

REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
 Net realized gain (loss) on sale
  of fund shares                                                     -                   -            (101,119)             (9,668)
 Realized gain distributions                                         -                   -             454,260             173,754
                                                      -----------------   -----------------     ---------------   -----------------
 Net realized gain (loss) on investments                             -                   -             353,141             164,086

NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS                                       -                   -             (89,874)            (63,840)
                                                      -----------------   -----------------     ---------------   -----------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $       (263,655)   $        (22,235)     $      237,000    $         85,937
                                                      =================   =================     ===============   =================

                 See accompanying notes to financial statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                  BLACKROCK GLOBAL                         FRANKLIN HIGH INCOME
                                                                ALLOCATION V.I. FUND,                           VIP FUND,
                                                                CLASS III, SUBACCOUNT                      CLASS 4, SUBACCOUNT
                                                      =====================================     ===================================

                                                             2014                 2013                  2014                2013
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income (loss)                         $        360,549    $       (122,745)     $    1,237,502    $      1,604,814
 Net realized gain (loss) on investments                     3,924,357           2,026,821             371,232             466,252
 Net change in unrealized appreciation
   (depreciation) on investments                            (4,010,835)          3,293,926          (1,959,177)           (378,152)
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets
   resulting from operations                                   274,071           5,198,002            (350,443)          1,692,914
                                                      -----------------   -----------------     ---------------   -----------------
CONTRACT TRANSACTIONS
 Payments received from contract owners                        328,883           1,111,963             316,145             408,025
 Transfers between subaccounts (including
    fixed accounts), net                                       178,419            (976,199)          1,089,934             793,165
 Payment for contract benefits and terminations             (3,142,388)         (2,479,480)         (2,901,826)         (2,584,411)
 Contract charges and fees                                    (515,215)           (469,906)           (217,615)           (196,338)
 Adjustments to net assets allocated to
   contracts in payout period                                        -                   -                   -                   -
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets from
   contract transactions                                    (3,150,301)         (2,813,622)         (1,713,362)         (1,579,559)
                                                      -----------------   -----------------     ---------------   -----------------
  Total increase (decrease) in net assets                   (2,876,230)          2,384,380          (2,063,805)            113,355
                                                      -----------------   -----------------     ---------------   -----------------
NET ASSETS
 Beginning of period                                        44,022,715          41,638,335          27,787,832          27,674,477
                                                      -----------------   -----------------     ---------------   -----------------
 End of period                                        $     41,146,485    $     44,022,715       $  25,724,027     $    27,787,832
                                                      =================   =================     ===============   =================


                                                                  FRANKLIN INCOME                         FRANKLIN MUTUAL GLOBAL
                                                                     VIP FUND,                             DISCOVERY VIP FUND,
                                                                CLASS 4, SUBACCOUNT                        CLASS 4, SUBACCOUNT
                                                      =====================================     ===================================

                                                             2014                  2013                 2014                2013
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income (loss)                         $        939,300    $      1,192,037      $       81,580    $         98,045
 Net realized gain (loss) on investments                       509,060             581,698           1,178,084           1,421,840
 Net change in unrealized appreciation
   (depreciation) on investments                              (581,113)          1,115,133            (701,741)          1,371,335
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets
   resulting from operations                                   867,247           2,888,868             557,923           2,891,220
                                                      -----------------   -----------------     ---------------   -----------------
CONTRACT TRANSACTIONS
 Payments received from contract owners                        744,658             751,062             139,123             379,938
 Transfers between subaccounts (including
    fixed accounts), net                                     1,264,599           2,994,308            (322,616)           (304,447)
 Payment for contract benefits and terminations             (3,056,146)         (3,597,736)         (1,531,673)           (981,942)
 Contract charges and fees                                    (115,822)           (106,543)            (80,910)            (72,910)
 Adjustments to net assets allocated to
   contracts in payout period                                       67                 140                  69                 140
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets from
   contract transactions                                    (1,162,644)             41,231          (1,796,007)           (979,221)
                                                      -----------------   -----------------     ---------------   -----------------
  Total increase (decrease) in net assets                     (295,397)          2,930,099          (1,238,084)          1,911,999
                                                      -----------------   -----------------     ---------------   -----------------

NET ASSETS
 Beginning of period                                        26,423,586          23,493,487          13,482,595          11,570,596
                                                      -----------------   -----------------     ---------------   -----------------
 End of period                                        $     26,128,189    $     26,423,586       $  12,244,511     $    13,482,595
                                                      =================   =================     ===============   =================

                 See accompanying notes to financial statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                               TEMPLETON DEVELOPING                        INVESCO V.I. GLOBAL
                                                                 MARKETS VIP FUND,                          REAL ESTATE FUND,
                                                                CLASS 2, SUBACCOUNT                   SERIES II SHARES, SUBACCOUNT
                                                      =====================================     ===================================

                                                             2014                  2013                  2014                2013
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income (loss)                         $            996    $          8,040      $        8,483    $        241,023
 Net realized gain (loss) on investments                        37,955              47,165             309,626             354,336
 Net change in unrealized appreciation
   (depreciation) on investments                              (154,055)            (92,876)            962,452            (457,845)
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets
   resulting from operations                                  (115,104)            (37,671)          1,280,561             137,514
                                                      -----------------   -----------------     ---------------   -----------------

CONTRACT TRANSACTIONS
 Payments received from contract owners                              -                   -             108,465             156,398
 Transfers between subaccounts (including
    fixed accounts), net                                       (40,992)            (38,214)            228,836              30,409
 Payment for contract benefits and terminations               (133,877)           (159,827)           (931,717)           (742,756)
 Contract charges and fees                                        (601)               (771)            (80,994)            (78,930)
 Adjustments to net assets allocated to
   contracts in payout period                                        -                   -                  51                 123
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets from
   contract transactions                                      (175,470)           (198,812)           (675,359)           (634,756)
                                                      -----------------   -----------------     ---------------   -----------------
  Total increase (decrease) in net assets                     (290,574)           (236,483)            605,202            (497,242)
                                                      -----------------   -----------------     ---------------   -----------------

NET ASSETS
 Beginning of period                                         1,328,276           1,564,759           9,978,395          10,475,637
                                                      -----------------   -----------------     ---------------   -----------------
 End of period                                        $      1,037,702    $      1,328,276      $   10,583,597     $     9,978,395
                                                      =================   =================     ===============   =================


                                                              INVESCO V.I. GOVERNMENT                      INVESCO V.I. GROWTH
                                                                  SECURITIES FUND,                             AND INCOME,
                                                            SERIES II SHARES, SUBACCOUNT              SERIES II SHARES, SUBACCOUNT
                                                      =====================================     ===================================

                                                             2014                  2013                  2014                2013
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income (loss)                         $        367,915    $        444,347      $       71,477    $        (51,341)
 Net realized gain (loss) on investments                       (51,129)            (22,372)         10,946,917           3,970,347
 Net change in unrealized appreciation
   (depreciation) on investments                               251,182          (1,423,456)         (6,041,916)         12,914,569
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets
   resulting from operations                                   567,968          (1,001,481)          4,976,478          16,833,575
                                                      -----------------   -----------------     ---------------   -----------------
CONTRACT TRANSACTIONS
 Payments received from contract owners                        193,462             192,298             469,129             825,739
 Transfers between subaccounts (including
    fixed accounts), net                                     1,541,614           1,165,479          (3,677,372)         (4,561,354)
 Payment for contract benefits and terminations             (1,447,723)         (1,874,985)         (5,804,497)         (4,230,699)
 Contract charges and fees                                    (215,236)           (251,136)           (507,139)           (491,543)
 Adjustments to net assets allocated to
   contracts in payout period                                        -                   -                  68                 146
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets from
   contract transactions                                        72,117            (768,344)         (9,519,811)         (8,457,711)
                                                      -----------------   -----------------     ---------------   -----------------
  Total increase (decrease) in net assets                      640,085          (1,769,825)         (4,543,333)          8,375,864
                                                      -----------------   -----------------     ---------------   -----------------
NET ASSETS
 Beginning of period                                        22,579,038          24,348,863          63,948,592          55,572,728
                                                      -----------------   -----------------     ---------------   -----------------
 End of period                                        $     23,219,123    $     22,579,038      $   59,405,259     $    63,948,592
                                                      =================   =================     ===============   =================

                 See accompanying notes to financial statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                             INVESCO V.I. MID CAP                            MFS(R) STRATEGIC
                                                                    GROWTH,                                  INCOME PORTFOLIO,
                                                         SERIES II SHARES, SUBACCOUNT                  INITIAL CLASS, SUBACCOUNT *
                                                      =====================================     ===================================

                                                             2014                  2013                  2014                2013
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                        $       (196,135)   $       (161,448)     $       16,718    $         26,082
  Net realized gain (loss) on investments                    1,148,816             799,560               1,669                (901)
  Net change in unrealized appreciation
    (depreciation) on investments                              (78,762)          3,607,886                  27              (4,640)
                                                      -----------------   -----------------     ---------------   -----------------
  Net increase (decrease) in net assets
    resulting from operations                                  873,919           4,245,998              18,414              20,541
                                                      -----------------   -----------------     ---------------   -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                        74,654             191,406                   -                   -
  Transfers between subaccounts (including
     fixed accounts), net                                     (906,031)           (439,094)                (58)            983,857
  Payment for contract benefits and terminations            (1,502,971)         (1,025,251)            (88,764)            (39,698)
  Contract charges and fees                                   (103,600)            (92,633)               (470)               (220)
  Adjustments to net assets allocated to
    contracts in payout period                                       -                   -              (1,173)                 67
                                                      -----------------   -----------------     ---------------   -----------------
  Net increase (decrease) in net assets from
    contract transactions                                   (2,437,948)         (1,365,572)            (90,465)            944,006
                                                      -----------------   -----------------     ---------------   -----------------
  Total increase (decrease) in net assets                   (1,564,029)          2,880,426             (72,051)            964,547
                                                      -----------------   -----------------     ---------------   -----------------
NET ASSETS
  Beginning of period                                       15,524,384          12,643,958             964,547                   -
                                                      -----------------   -----------------     ---------------   -----------------
  End of period                                       $     13,960,355    $     15,524,384      $      892,496    $        964,547
                                                      =================   =================     ===============   =================


                                                                  MFS(R) STRATEGIC                        OPPENHEIMER GLOBAL
                                                                  INCOME SERIES,                      STRATEGIC INCOME FUND/VA,
                                                          INITIAL CLASS, SUBACCOUNT **              NON-SERVICE SHARES, SUBACCOUNT
                                                      =====================================     ===================================

                                                             2014                  2013                  2014                2013
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                        $              -    $         71,828      $       19,627    $         29,231
  Net realized gain (loss) on investments                            -             (38,151)             (2,853)             (3,211)
  Net change in unrealized appreciation
    (depreciation) on investments                                    -             (54,057)             (6,045)            (38,886)
                                                      -----------------   -----------------     ---------------   -----------------
  Net increase (decrease) in net assets
    resulting from operations                                        -             (20,380)             10,729             (12,866)
                                                      -----------------   -----------------     ---------------   -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                             -                   -                   -                   -
  Transfers between subaccounts (including
     fixed accounts), net                                            -            (983,367)             (5,081)            (19,548)
  Payment for contract benefits and terminations                     -            (100,105)            (84,195)           (133,356)
  Contract charges and fees                                          -                (403)               (388)               (492)
  Adjustments to net assets allocated to
    contracts in payout period                                       -                  93                 253                 507
                                                      -----------------   -----------------     ---------------   -----------------
  Net increase (decrease) in net assets from
    contract transactions                                            -          (1,083,782)            (89,411)           (152,889)
                                                      -----------------   -----------------     ---------------   -----------------
  Total increase (decrease) in net assets                            -          (1,104,162)            (78,682)           (165,755)
                                                      -----------------   -----------------     ---------------   -----------------
NET ASSETS
  Beginning of period                                                -           1,104,162             703,990             869,745
                                                      -----------------   -----------------     ---------------   -----------------
  End of period                                       $              -    $              -      $      625,308    $        703,990
                                                      =================   =================     ===============   =================

*  Commenced operations August 16, 2013.
** Ceased operations August 16, 2013.

                 See accompanying notes to financial statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                             OPPENHEIMER INTERNATIONAL                   OPPENHEIMER MAIN STREET
                                                                 GROWTH FUND/VA,                           SMALL CAP FUND(R)/VA,
                                                            SERVICE SHARES, SUBACCOUNT                  SERVICE SHARES, SUBACCOUNT
                                                      =====================================     ===================================

                                                             2014                  2013                 2014                2013
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income (loss)                         $       (117,092)   $        (68,052)     $     (117,956)   $       (106,231)
 Net realized gain (loss) on investments                     1,835,749           1,551,830           3,648,856           1,591,860
 Net change in unrealized appreciation
   (depreciation) on investments                            (4,162,232)          4,976,968          (1,904,531)          3,908,178
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets
   resulting from operations                                (2,443,575)          6,460,746           1,626,369           5,393,807
                                                      -----------------   -----------------     ---------------   -----------------
CONTRACT TRANSACTIONS
 Payments received from contract owners                        212,808             303,025             104,198             186,777
 Transfers between subaccounts (including
    fixed accounts), net                                       116,777          (1,490,151)           (953,520)           (432,150)
 Payment for contract benefits and terminations             (2,674,240)         (2,442,732)         (1,703,856)         (1,229,187)
 Contract charges and fees                                    (232,486)           (226,954)           (118,992)           (112,686)
 Adjustments to net assets allocated to
   contracts in payout period                                        -                   -                   -                   -
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets from
   contract transactions                                    (2,577,141)         (3,856,812)         (2,672,170)         (1,587,246)
                                                      -----------------   -----------------     ---------------   -----------------
  Total increase (decrease) in net assets                   (5,020,716)          2,603,934          (1,045,801)          3,806,561
                                                      -----------------   -----------------     ---------------   -----------------
NET ASSETS
 Beginning of period                                        31,413,957          28,810,023          17,879,677          14,073,116
                                                      -----------------   -----------------     ---------------   -----------------
 End of period                                        $     26,393,241    $     31,413,957      $   16,833,876    $     17,879,677
                                                      =================   =================     ===============   =================

                                                                  OPPENHEIMER MAIN                      PIMCO COMMODITY-
                                                                  STREET FUND(R)/VA,            REALRETURN(R) STRATEGY PORTFOLIO,
                                                              SERVICE SHARES, SUBACCOUNT             ADVISOR CLASS, SUBACCOUNT
                                                      =====================================     ===================================

                                                             2014                  2013                 2014                2013
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income (loss)                         $       (234,628)   $       (146,419)     $     (149,046)   $         41,186
 Net realized gain (loss) on investments                     3,100,400           1,491,951            (366,975)           (304,578)
 Net change in unrealized appreciation
   (depreciation) on investments                              (338,319)          6,172,065          (2,198,680)         (2,094,311)
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets
   resulting from operations                                 2,527,453           7,517,597          (2,714,701)         (2,357,703)
                                                      -----------------   -----------------     ---------------   -----------------
CONTRACT TRANSACTIONS
 Payments received from contract owners                        205,319             398,562             138,760             248,994
 Transfers between subaccounts (including
    fixed accounts), net                                    (1,696,920)           (639,057)          1,754,751           1,856,529
 Payment for contract benefits and terminations             (3,332,988)         (2,162,554)         (1,337,951)         (1,018,446)
 Contract charges and fees                                    (228,311)           (198,829)           (110,971)           (103,189)
 Adjustments to net assets allocated to
   contracts in payout period                                        -                   -                   -                   -
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets from
   contract transactions                                    (5,052,900)         (2,601,878)            444,589             983,888
                                                      -----------------   -----------------     ---------------   -----------------
  Total increase (decrease) in net assets                   (2,525,447)          4,915,719          (2,270,112)         (1,373,815)
                                                      -----------------   -----------------     ---------------   -----------------
NET ASSETS
 Beginning of period                                        31,356,544          26,440,825          13,303,826          14,677,641
                                                      -----------------   -----------------     ---------------   -----------------
 End of period                                        $     28,831,097    $     31,356,544      $   11,033,714    $     13,303,826
                                                      =================   =================     ===============   =================

                 See accompanying notes to financial statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                PIMCO GLOBAL BOND                           PIMCO TOTAL RETURN
                                                               PORTFOLIO (UNHEDGED),                             PORTFOLIO,
                                                             ADVISOR CLASS, SUBACCOUNT                   ADVISOR CLASS, SUBACCOUNT
                                                      =====================================     ===================================

                                                             2014                   2013                 2014                2013
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income (loss)                         $        331,430    $       (127,087)     $      507,953    $        601,476
 Net realized gain (loss) on investments                       731,757             130,417             (13,427)            673,840
 Net change in unrealized appreciation
   (depreciation) on investments                              (791,841)         (3,341,248)          1,410,692          (4,087,508)
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets
   resulting from operations                                   271,346          (3,337,918)          1,905,218          (2,812,192)
                                                      -----------------   -----------------     ---------------   -----------------
CONTRACT TRANSACTIONS
 Payments received from contract owners                        382,541             442,916             645,351           1,060,600
 Transfers between subaccounts (including
    fixed accounts), net                                     2,162,681           3,391,649           1,093,461          (2,582,005)
 Payment for contract benefits and terminations             (3,305,781)         (2,950,995)         (8,552,315)        (10,461,330)
 Contract charges and fees                                    (259,254)           (246,049)           (448,766)           (435,194)
 Adjustments to net assets allocated to
   contracts in payout period                                        -                   -                   -                   -
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets from
   contract transactions                                    (1,019,813)            637,521          (7,262,269)        (12,417,929)
                                                      -----------------   -----------------     ---------------   -----------------
  Total increase (decrease) in net assets                     (748,467)         (2,700,397)         (5,357,051)        (15,230,121)
                                                      -----------------   -----------------     ---------------   -----------------
NET ASSETS
 Beginning of period                                        31,159,758          33,860,155          70,049,615          85,279,736
                                                      -----------------   -----------------     ---------------   -----------------
 End of period                                        $     30,411,291    $     31,159,758      $   64,692,564    $     70,049,615
                                                      =================   =================     ===============   =================

                                                                   T. ROWE PRICE                              ULTRA SERIES
                                                                INTERNATIONAL STOCK                    AGGRESSIVE ALLOCATION FUND,
                                                               PORTFOLIO, SUBACCOUNT                      CLASS I, SUBACCOUNT
                                                      =====================================     ===================================

                                                             2014                  2013                 2014                 2013
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income (loss)                         $        (28,386)   $        (41,213)     $       60,838    $        (16,599)
 Net realized gain (loss) on investments                       196,405              96,705           2,942,794             706,038
 Net change in unrealized appreciation
   (depreciation) on investments                              (333,782)            797,352          (2,227,631)          2,216,458
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets
   resulting from operations                                  (165,763)            852,844             776,001           2,905,897
                                                      -----------------   -----------------     ---------------   -----------------
CONTRACT TRANSACTIONS
 Payments received from contract owners                              -                   -             279,274             506,094
 Transfers between subaccounts (including
    fixed accounts), net                                       (81,221)           (102,394)         (1,683,822)            280,473
 Payment for contract benefits and terminations               (815,021)           (891,897)         (2,887,424)         (4,212,961)
 Contract charges and fees                                      (3,495)             (4,323)            (20,474)            (17,264)
 Adjustments to net assets allocated to
   contracts in payout period                                      (73)                362                 556                 291
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets from
   contract transactions                                      (899,810)           (998,252)         (4,311,890)         (3,443,367)
                                                      -----------------   -----------------     ---------------   -----------------
  Total increase (decrease) in net assets                   (1,065,573)           (145,408)         (3,535,889)           (537,470)
                                                      -----------------   -----------------     ---------------   -----------------
NET ASSETS
 Beginning of period                                         7,319,601           7,465,009          15,532,239          16,069,709
                                                      -----------------   -----------------     ---------------   -----------------
 End of period                                        $      6,254,028    $      7,319,601      $   11,996,350    $     15,532,239
                                                      =================   =================     ===============   =================

                 See accompanying notes to financial statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                   ULTRA SERIES                                  ULTRA SERIES
                                                            AGGRESSIVE ALLOCATION FUND,                        CORE BOND FUND,
                                                               CLASS II, SUBACCOUNT                          CLASS I, SUBACCOUNT
                                                      =====================================     ===================================

                                                             2014                   2013                 2014                2013
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income (loss)                         $          6,332    $         (7,521)     $    1,756,414    $      2,191,779
 Net realized gain (loss) on investments                       363,859             118,033            (266,850)             54,230
 Net change in unrealized appreciation
   (depreciation) on investments                              (273,316)            241,952           2,526,421          (7,051,159)
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets
   resulting from operations                                    96,875             352,464           4,015,985          (4,805,150)
                                                      -----------------   -----------------     ---------------   -----------------
CONTRACT TRANSACTIONS
 Payments received from contract owners                         65,241              16,213             666,154           1,962,560
 Transfers between subaccounts (including
    fixed accounts), net                                       (44,395)           (170,463)            588,490          (4,123,956)
 Payment for contract benefits and terminations               (215,461)           (200,829)        (22,794,389)        (24,048,802)
 Contract charges and fees                                      (3,732)             (6,817)           (221,292)           (260,906)
 Adjustments to net assets allocated to
   contracts in payout period                                        -                   -              (1,637)              2,994
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets from
   contract transactions                                      (198,347)           (361,896)        (21,762,674)        (26,468,110)
                                                      -----------------   -----------------     ---------------   -----------------
  Total increase (decrease) in net assets                     (101,472)             (9,432)        (17,746,689)        (31,273,260)
                                                      -----------------   -----------------     ---------------   -----------------
NET ASSETS
 Beginning of period                                         1,911,264           1,920,696         114,400,490         145,673,750
                                                      -----------------   -----------------     ---------------   -----------------
 End of period                                        $      1,809,792    $      1,911,264      $   96,653,801    $    114,400,490
                                                      =================   =================     ===============   =================

                                                                    ULTRA SERIES                             ULTRA SERIES
                                                                  CORE BOND FUND,                    CONSERVATIVE ALLOCATION FUND,
                                                                CLASS II, SUBACCOUNT                     CLASS I, SUBACCOUNT
                                                      =====================================     ===================================

                                                             2014                   2013                2014                2013
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income (loss)                         $        369,429    $        408,711      $      739,837    $        981,760
 Net realized gain (loss) on investments                       (21,143)            (23,416)          8,615,094           4,437,644
 Net change in unrealized appreciation
   (depreciation) on investments                               427,931          (1,270,713)         (5,027,404)            989,655
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets
   resulting from operations                                   776,217            (885,418)          4,327,527           6,409,059
                                                      -----------------   -----------------     ---------------   -----------------
CONTRACT TRANSACTIONS
 Payments received from contract owners                        232,958             198,841           1,329,979             869,487
 Transfers between subaccounts (including
    fixed accounts), net                                     1,309,120           2,097,370             417,360            (342,273)
 Payment for contract benefits and terminations             (1,962,241)         (1,668,336)        (15,605,422)        (17,751,248)
 Contract charges and fees                                    (202,034)           (200,877)           (335,958)           (380,174)
 Adjustments to net assets allocated to
   contracts in payout period                                        -                   -                (391)                (63)
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets from
   contract transactions                                      (622,197)            426,998         (14,194,432)        (17,604,271)
                                                      -----------------   -----------------     ---------------   -----------------
  Total increase (decrease) in net assets                      154,020            (458,420)         (9,866,905)        (11,195,212)
                                                      -----------------   -----------------     ---------------   -----------------
NET ASSETS
 Beginning of period                                        22,483,879          22,942,299         100,798,395         111,993,607
                                                      -----------------   -----------------     ---------------   -----------------
 End of period                                        $     22,637,899    $     22,483,879      $   90,931,490    $    100,798,395
                                                      =================   =================     ===============   =================

                 See accompanying notes to financial statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,


                                                                   ULTRA SERIES                              ULTRA SERIES
                                                           CONSERVATIVE ALLOCATION FUND,               DIVERSIFIED INCOME FUND,
                                                              CLASS II, SUBACCOUNT                       CLASS I, SUBACCOUNT
                                                      =====================================     ===================================

                                                             2014                   2013               2014                2013
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income (loss)                        $         197,080    $        299,888      $    1,603,482    $      1,655,127
 Net realized gain (loss) on investments                     3,430,855           1,651,340          14,301,382           3,465,117
 Net change in unrealized appreciation
   (depreciation) on investments                            (1,967,592)            437,288          (6,894,232)         17,317,725
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets
   resulting from operations                                 1,660,343           2,388,516           9,010,632          22,437,969
                                                      -----------------   -----------------     ---------------   -----------------
CONTRACT TRANSACTIONS
 Payments received from contract owners                        473,002             437,711           1,308,020           1,813,957
 Transfers between subaccounts (including
    fixed accounts), net                                    (1,046,657)         (1,497,368)          1,621,096           6,770,568
 Payment for contract benefits and terminations             (3,005,971)         (3,589,054)        (25,439,103)        (25,631,834)
 Contract charges and fees                                    (304,798)           (360,421)           (213,783)           (229,482)
 Adjustments to net assets allocated to
   contracts in payout period                                        -                   -              (1,487)              6,821
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets from
   contract transactions                                    (3,884,424)         (5,009,132)        (22,725,257)        (17,269,970)
                                                      -----------------   -----------------     ---------------   -----------------
  Total increase (decrease) in net assets                   (2,224,081)         (2,620,616)        (13,714,625)          5,167,999
                                                      -----------------   -----------------     ---------------   -----------------
NET ASSETS
 Beginning of period                                        40,068,025          42,688,641         168,653,073         163,485,074
                                                      -----------------   -----------------     ---------------   -----------------
 End of period                                        $     37,843,944    $     40,068,025      $  154,938,448    $    168,653,073
                                                      =================   =================     ===============   =================

                                                                   ULTRA SERIES                              ULTRA SERIES
                                                             DIVERSIFIED INCOME FUND,                    FOUNDATION ACCOUNT,
                                                               CLASS II, SUBACCOUNT                      CLASS I, SUBACCOUNT
                                                      =====================================     ===================================

                                                             2014                   2013                 2014                2013
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income (loss)                         $        368,292    $        367,530      $        7,200    $          4,767
 Net realized gain (loss) on investments                     3,623,821             601,536                 (96)                (88)
 Net change in unrealized appreciation
   (depreciation) on investments                            (1,661,952)          4,106,734               3,926             (12,585)
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets
   resulting from operations                                 2,330,161           5,075,800              11,030              (7,906)
                                                      -----------------   -----------------     ---------------   -----------------
CONTRACT TRANSACTIONS
 Payments received from contract owners                      1,001,125             927,740                   -                   -
 Transfers between subaccounts (including
    fixed accounts), net                                     1,157,900           5,981,532             126,974              24,642
 Payment for contract benefits and terminations             (2,961,388)         (2,936,031)                  -                   -
 Contract charges and fees                                    (357,101)           (355,681)                (34)                (30)
 Adjustments to net assets allocated to
   contracts in payout period                                        -                   -                   -                   -
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets from
   contract transactions                                    (1,159,464)          3,617,560             126,940              24,612
                                                      -----------------   -----------------     ---------------   -----------------
  Total increase (decrease) in net assets                    1,170,697           8,693,360             137,970              16,706
                                                      -----------------   -----------------     ---------------   -----------------
NET ASSETS
 Beginning of period                                        43,601,441          34,908,081             226,442             209,736
                                                      -----------------   -----------------     ---------------   -----------------
 End of period                                        $     44,772,138    $     43,601,441      $      364,412    $        226,442
                                                      =================   =================     ===============   =================

                 See accompanying notes to financial statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

<CAPTIION>
                                                                   ULTRA SERIES                               ULTRA SERIES
                                                                FOUNDATION ACCOUNT,                         HIGH INCOME FUND,
                                                               CLASS II, SUBACCOUNT                       CLASS I, SUBACCOUNT
                                                      =====================================     ===================================

                                                             2014                  2013                  2014                2013
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income (loss)                         $        403,674    $        436,893      $    1,458,042    $      1,926,741
 Net realized gain (loss) on investments                       (42,868)            (30,787)           (103,972)            (35,217)
 Net change in unrealized appreciation
   (depreciation) on investments                               474,139          (1,386,693)         (1,067,366)           (314,352)
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets
   resulting from operations                                   834,945            (980,587)            286,704           1,577,172
                                                      -----------------   -----------------     ---------------   -----------------

CONTRACT TRANSACTIONS
 Payments received from contract owners                        190,285             232,296             153,455             219,793
 Transfers between subaccounts (including
   fixed accounts), net                                       (185,192)           (342,220)           (268,816)         (1,348,465)
 Payment for contract benefits and terminations               (796,173)           (875,517)         (6,726,148)         (8,034,827)
 Contract charges and fees                                     (26,618)            (39,891)            (46,858)            (58,758)
 Adjustments to net assets allocated to
   contracts in payout period                                        -                   -                 262                   1
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets from
   contract transactions                                      (817,698)         (1,025,332)         (6,888,105)         (9,222,256)
                                                      -----------------   -----------------     ---------------   -----------------
  Total increase (decrease) in net assets                       17,247          (2,005,919)         (6,601,401)         (7,645,084)
                                                      -----------------   -----------------     ---------------   -----------------

NET ASSETS
 Beginning of period                                        24,507,329          26,513,248          35,885,616          43,530,700
                                                      -----------------   -----------------     ---------------   -----------------
 End of period                                        $     24,524,576    $     24,507,329      $   29,284,215    $     35,885,616
                                                      =================   =================     ===============   =================

<CAPTIION>
                                                                   ULTRA SERIES                               ULTRA SERIES
                                                                 HIGH INCOME FUND,                      INTERNATIONAL STOCK FUND,
                                                               CLASS II, SUBACCOUNT                        CLASS I, SUBACCOUNT
                                                      =====================================     ===================================

                                                             2014                  2013                  2014                2013
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income (loss)                         $        317,629    $        355,196      $      899,278    $       (484,815)
 Net realized gain (loss) on investments                          (750)              5,381           3,991,447             713,291
 Net change in unrealized appreciation
   (depreciation) on investments                              (304,314)           (106,879)         (7,920,170)          7,715,347
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets
   resulting from operations                                    12,565             253,698          (3,029,445)          7,943,823
                                                      -----------------   -----------------     ---------------   -----------------

CONTRACT TRANSACTIONS
 Payments received from contract owners                         73,727              96,370             466,523             414,136
 Transfers between subaccounts (including
   fixed accounts), net                                        175,475             397,144            (445,702)         (2,500,987)
 Payment for contract benefits and terminations               (416,325)           (506,382)         (6,502,074)         (7,730,841)
 Contract charges and fees                                     (65,471)            (72,691)            (93,369)           (104,427)
 Adjustments to net assets allocated to
   contracts in payout period                                        -                   -                (171)             (1,182)
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets from
   contract transactions                                      (232,594)            (85,559)         (6,574,793)         (9,923,301)
                                                      -----------------   -----------------     ---------------   -----------------
  Total increase (decrease) in net assets                     (220,029)            168,139          (9,604,238)         (1,979,478)
                                                      -----------------   -----------------     ---------------   -----------------

NET ASSETS
 Beginning of period                                         6,905,504           6,737,365          45,089,578          47,069,056
                                                      -----------------   -----------------     ---------------   -----------------
 End of period                                        $      6,685,475    $      6,905,504      $   35,485,340    $     45,089,578
                                                      =================   =================     ===============   =================

                 See accompanying notes to financial statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

<CAPTIION>
                                                                   ULTRA SERIES                               ULTRA SERIES
                                                              INTERNATIONAL STOCK FUND,                   LARGE CAP GROWTH FUND,
                                                                CLASS II, SUBACCOUNT                       CLASS I, SUBACCOUNT
                                                      =====================================     ===================================

                                                             2014                  2013                  2014                2013
===================================================================================================================================

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income (loss)                         $        356,471    $       (246,623)     $     (614,222)   $       (666,837)
 Net realized gain (loss) on investments                     1,836,423             535,985          19,653,976          14,107,110
 Net change in unrealized appreciation
   (depreciation) on investments                            (3,617,009)          2,915,979          (9,834,924)         10,838,485
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets
   resulting from operations                                (1,424,115)          3,205,341           9,204,830          24,278,758
                                                      -----------------   -----------------     ---------------   -----------------

CONTRACT TRANSACTIONS
 Payments received from contract owners                        171,734             167,607             911,320             802,631
 Transfers between subaccounts (including
   fixed accounts), net                                       (237,902)         (1,059,652)         (3,594,340)         (7,083,389)
 Payment for contract benefits and terminations             (1,299,507)         (1,260,627)        (14,147,079)        (14,748,734)
 Contract charges and fees                                    (169,980)           (181,654)           (138,729)           (148,175)
 Adjustments to net assets allocated to
   contracts in payout period                                        -                   -              (4,572)                556
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets from
   contract transactions                                    (1,535,655)         (2,334,326)        (16,973,400)        (21,177,111)
                                                      -----------------   -----------------     ---------------   -----------------
  Total increase (decrease) in net assets                   (2,959,770)            871,015          (7,768,570)          3,101,647
                                                      -----------------   -----------------     ---------------   -----------------

NET ASSETS
 Beginning of period                                        19,134,031          18,263,016          98,691,760          95,590,113
                                                      -----------------   -----------------     ---------------   -----------------
 End of period                                        $     16,174,261    $     19,134,031      $   90,923,190    $     98,691,760
                                                      =================   =================     ===============   =================

<CAPTIION>
                                                                   ULTRA SERIES                               ULTRA SERIES
                                                               LARGE CAP GROWTH FUND,                     LARGE CAP VALUE FUND,
                                                                CLASS II, SUBACCOUNT                       CLASS I, SUBACCOUNT
                                                      =====================================     ===================================

                                                             2014                  2013                  2014                2013
===================================================================================================================================

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income (loss)                         $       (275,224)   $       (280,715)     $      (59,277)   $        246,384
 Net realized gain (loss) on investments                     6,507,222           3,776,012          25,298,885           2,796,684
 Net change in unrealized appreciation
   (depreciation) on investments                            (3,046,675)          4,466,637         (10,738,950)         32,859,138
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets
   resulting from operations                                 3,185,323           7,961,934          14,500,658          35,902,206
                                                      -----------------   -----------------     ---------------   -----------------

CONTRACT TRANSACTIONS
 Payments received from contract owners                        274,886             286,003           1,206,148           1,457,998
 Transfers between subaccounts (including
   fixed accounts), net                                     (2,687,079)           (706,840)         (4,548,927)        (10,279,209)
 Payment for contract benefits and terminations             (2,283,739)         (2,342,196)        (20,586,930)        (22,323,360)
 Contract charges and fees                                    (303,669)           (317,494)           (168,363)           (193,760)
 Adjustments to net assets allocated to
   contracts in payout period                                        -                   -             (62,327)              9,630
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets from
   contract transactions                                    (4,999,601)         (3,080,527)        (24,160,399)        (31,328,701)
                                                      -----------------   -----------------     ---------------   -----------------
  Total increase (decrease) in net assets                   (1,814,278)          4,881,407          (9,659,741)          4,573,505
                                                      -----------------   -----------------     ---------------   -----------------

NET ASSETS
 Beginning of period                                        33,982,869          29,101,462         145,589,023         141,015,518
                                                      -----------------   -----------------     ---------------   -----------------
 End of period                                        $     32,168,591    $     33,982,869      $  135,929,282    $    145,589,023
                                                      =================   =================     ===============   =================

                 See accompanying notes to financial statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

<CAPTIION>
                                                                   ULTRA SERIES                               ULTRA SERIES
                                                                LARGE CAP VALUE FUND,                         MID CAP FUND,
                                                                CLASS II, SUBACCOUNT                       CLASS I, SUBACCOUNT
                                                      =====================================     ===================================

                                                             2014                  2013                  2014                2013
===================================================================================================================================

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income (loss)                         $        (14,046)   $             96      $   (1,145,735)   $     (1,258,871)
 Net realized gain (loss) on investments                     1,381,466             313,136          24,305,834           7,576,282
 Net change in unrealized appreciation
   (depreciation) on investments                              (677,618)          1,275,889         (15,949,542)         18,027,287
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets
   resulting from operations                                   689,802           1,589,121           7,210,557          24,344,698
                                                      -----------------   -----------------     ---------------   -----------------

CONTRACT TRANSACTIONS
 Payments received from contract owners                         98,721              48,083             768,685             881,204
 Transfers between subaccounts (including
   fixed accounts), net                                       (392,572)             (9,574)         (3,453,566)         (4,674,342)
 Payment for contract benefits and terminations               (512,515)           (572,220)        (14,908,788)        (16,737,143)
 Contract charges and fees                                     (57,886)            (62,289)           (132,017)           (149,748)
 Adjustments to net assets allocated to
   contracts in payout period                                        -                   -              (1,763)                914
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets from
   contract transactions                                      (864,252)           (596,000)        (17,727,449)        (20,679,115)
                                                      -----------------   -----------------     ---------------   -----------------
  Total increase (decrease) in net assets                     (174,450)            993,121         (10,516,892)          3,665,583
                                                      -----------------   -----------------     ---------------   -----------------

NET ASSETS
 Beginning of period                                         6,874,761           5,881,640         101,247,261          97,581,678
                                                      -----------------   -----------------     ---------------   -----------------
 End of period                                        $      6,700,311    $      6,874,761      $   90,730,369    $    101,247,261
                                                      =================   =================     ===============   =================

<CAPTIION>
                                                                   ULTRA SERIES                               ULTRA SERIES
                                                                   MID CAP FUND,                        MODERATE ALLOCATION FUND,
                                                                CLASS II, SUBACCOUNT                       CLASS I, SUBACCOUNT
                                                      =====================================     ===================================

                                                             2014                  2013                  2014                2013
===================================================================================================================================

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income (loss)                         $       (200,758)   $       (202,018)     $      974,564    $        825,307
 Net realized gain (loss) on investments                     3,920,645           1,032,425          17,152,277           1,702,223
 Net change in unrealized appreciation
   (depreciation) on investments                            (2,577,361)          2,774,189         (10,041,153)         18,799,076
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets
   resulting from operations                                 1,142,526           3,604,596           8,085,688          21,326,606
                                                      -----------------   -----------------     ---------------   -----------------

CONTRACT TRANSACTIONS
 Payments received from contract owners                        138,315             131,160           1,185,882           1,289,606
 Transfers between subaccounts (including
   fixed accounts), net                                       (577,226)           (806,417)         (2,966,685)          1,955,199
 Payment for contract benefits and terminations             (1,258,799)           (954,221)        (24,613,592)        (21,608,167)
 Contract charges and fees                                    (139,278)           (140,167)           (646,341)           (707,324)
 Adjustments to net assets allocated to
   contracts in payout period                                        -                   -               6,108               6,525
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets from
   contract transactions                                    (1,836,988)         (1,769,645)        (27,034,628)        (19,064,161)
                                                      -----------------   -----------------     ---------------   -----------------
  Total increase (decrease) in net assets                     (694,462)          1,834,951         (18,948,940)          2,262,445
                                                      -----------------   -----------------     ---------------   -----------------

NET ASSETS
 Beginning of period                                        15,761,606          13,926,655         163,157,290         160,894,845
                                                      -----------------   -----------------     ---------------   -----------------
 End of period                                        $     15,067,144    $     15,761,606      $  144,208,350    $    163,157,290
                                                      =================   =================     ===============   =================

                 See accompanying notes to financial statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

<CAPTIION>
                                                                   ULTRA SERIES                               ULTRA SERIES
                                                              MODERATE ALLOCATION FUND,                     MONEY MARKET FUND,
                                                                CLASS II, SUBACCOUNT                       CLASS I, SUBACCOUNT
                                                      =====================================     ===================================

                                                             2014                  2013                  2014                2013
===================================================================================================================================

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income (loss)                         $        146,714    $         84,517      $     (263,655)   $       (437,626)
 Net realized gain (loss) on investments                     3,865,645             983,296                   -                   -
 Net change in unrealized appreciation
   (depreciation) on investments                            (2,264,952)          3,447,169                   -                   -
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets
   resulting from operations                                 1,747,407           4,514,982            (263,655)           (437,626)
                                                      -----------------   -----------------     ---------------   -----------------

CONTRACT TRANSACTIONS
 Payments received from contract owners                        388,623             228,251             154,745             912,539
 Transfers between subaccounts (including
   fixed accounts), net                                       (493,900)           (758,289)          5,956,222             473,982
 Payment for contract benefits and terminations             (2,228,074)         (3,287,440)        (20,044,444)        (11,424,169)
 Contract charges and fees                                    (231,745)           (304,721)            (26,485)            (43,105)
 Adjustments to net assets allocated to
   contracts in payout period                                        -                   -                (429)                 10
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets from
   contract transactions                                    (2,565,096)         (4,122,199)        (13,960,391)        (10,080,743)
                                                      -----------------   -----------------     ---------------   -----------------
  Total increase (decrease) in net assets                     (817,689)            392,783         (14,224,046)        (10,518,369)
                                                      -----------------   -----------------     ---------------   -----------------

NET ASSETS
 Beginning of period                                        34,964,209          34,571,426          27,962,779          38,481,148
                                                      -----------------   -----------------     ---------------   -----------------
 End of period                                        $     34,146,520    $     34,964,209      $   13,738,733    $     27,962,779
                                                      =================   =================     ===============   =================

<CAPTIION>
                                                                   ULTRA SERIES                               ULTRA SERIES
                                                                 MONEY MARKET FUND,                          SMALL CAP FUND,
                                                                CLASS II, SUBACCOUNT                       CLASS I, SUBACCOUNT
                                                      =====================================     ===================================

                                                             2014                  2013                  2014                2013
===================================================================================================================================

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income (loss)                         $        (22,235)   $        (21,188)     $      (26,267)   $        (45,573)
 Net realized gain (loss) on investments                             -                   -             353,141           2,660,638
 Net change in unrealized appreciation
   (depreciation) on investments                                     -                   -             (89,874)         (1,357,799)
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets
   resulting from operations                                   (22,235)            (21,188)            237,000           1,257,266
                                                      -----------------   -----------------     ---------------   -----------------

CONTRACT TRANSACTIONS
 Payments received from contract owners                        166,920              16,120              82,821              24,068
 Transfers between subaccounts (including
   fixed accounts), net                                      1,076,895             381,838            (457,367)            225,899
 Payment for contract benefits and terminations             (1,183,438)           (301,540)           (489,237)           (919,428)
 Contract charges and fees                                     (39,528)            (21,434)            (11,860)            (12,567)
 Adjustments to net assets allocated to
   contracts in payout period                                        -                   -                   -                   -
                                                      -----------------   -----------------     ---------------   -----------------
 Net increase (decrease) in net assets from
   contract transactions                                        20,849              74,984            (875,643)           (682,028)
                                                      -----------------   -----------------     ---------------   -----------------
  Total increase (decrease) in net assets                       (1,386)             53,796            (638,643)            575,238
                                                      -----------------   -----------------     ---------------   -----------------

NET ASSETS
 Beginning of period                                         1,729,533           1,675,737           4,964,288           4,389,050
                                                      -----------------   -----------------     ---------------   -----------------
 End of period                                        $      1,728,147    $      1,729,533      $    4,325,645    $      4,964,288
                                                      =================   =================     ===============   =================

                 See accompanying notes to financial statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

<CAPTIION>
                                                                   ULTRA SERIES
                                                              MODERATE ALLOCATION FUND,
                                                                CLASS II, SUBACCOUNT
                                                      =====================================

                                                             2014                  2013
===========================================================================================

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income (loss)                         $        (14,309)   $        (21,918)
 Net realized gain (loss) on investments                       164,086             907,562
 Net change in unrealized appreciation
   (depreciation) on investments                               (63,840)           (438,050)
                                                      -----------------   -----------------
 Net increase (decrease) in net assets
   resulting from operations                                    85,937             447,594
                                                      -----------------   -----------------

CONTRACT TRANSACTIONS
 Payments received from contract owners                         18,124              12,058
 Transfers between subaccounts (including
   fixed accounts), net                                        (95,099)             (4,156)
 Payment for contract benefits and terminations               (135,194)           (149,938)
 Contract charges and fees                                     (14,820)            (16,217)
 Adjustments to net assets allocated to
   contracts in payout period                                        -                   -
                                                      -----------------   -----------------
 Net increase (decrease) in net assets from
   contract transactions                                      (226,989)           (158,253)
                                                      -----------------   -----------------
  Total increase (decrease) in net assets                     (141,052)            289,341
                                                      -----------------   -----------------

NET ASSETS
 Beginning of period                                         1,775,214           1,485,873
                                                      -----------------   -----------------
 End of period                                        $      1,634,162    $      1,775,214
                                                      =================   =================

                 See accompanying notes to financial statements

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

    The CMFG Variable Annuity Account (the "Account") is a unit investment trust organized under the laws of the State of Iowa and registered with the Securities Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended. The Account was established as a separate account of CMFG Life Insurance Company (the "Company") to receive and invest net premiums paid by the contract owners to the Company under four variable annuity contracts issued by the Company: MEMBERS(R) Variable Annuity, MEMBERS(R) Variable Annuity II, MEMBERS(R) Choice Variable Annuity and MEMBERS(R) Variable Annuity III.

    The Account is divided into a number of subaccounts and the contract owner makes elections from the subaccounts listed below in which to participate:

BLACKROCK VARIABLE SERIES FUNDS, INC.                           PIMCO VARIABLE INSURANCE TRUST
 BlackRock Global Allocation V.I. Fund(2)                        PIMCO CommodityRealReturn(R) Strategy Portfolio
                                                                 PIMCO Global Bond Portfolio (Unhedged)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST             PIMCO Total Return Portfolio
 Franklin High Income VIP Fund (f/k/a
  Franklin High Income Securities Fund)                         T. ROWE PRICE INTERNATIONAL SERIES, INC.
 Franklin Income VIP Fund (F/K/A                                 T. Rowe Price International Stock Portfolio(1)
  Franklin Income Securities Fund)                              ULTRA SERIES FUND(3)
 Franklin Mutual Global Discovery VIP Fund                       Aggressive Allocation Fund
 (f/k/a mutual Global Discovery                                  Core Bond Fund
 Securities Fund)
 Templeton Developing Markets VIP Fund.(2)                       Foundation Account(4)
 (f/k/a Templeton Developing Markets Securities Fund)            Conservative Allocation Fund
AIM VARIABLE INSURANCE FUNDS                                     Diversified Income Fund
(INVESCO VARIABLE INSURANCE FUNDS)                               High Income Fund
 Invesco V.I. Global Real Estate Fund                            International Stock Fund
 Invesco V.I. Government Securities Fund(2)                      Large Cap Growth Fund
 Invesco V.I. Growth and Income Fund                             Large Cap Value Fund
 Invesco V.I. Mid Cap Growth Fund                                Mid Cap Fund
                                                                 Moderate Allocation Fund
MFS(R) VARIABLE INSURANCE TRUST II                               Money Market Fund
 MFS(R) Strategic Income Portfolio(1)                            Small Cap Fund
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Global Strategic Income Fund/VA(1)
 Oppenheimer Main Street Small Cap Fund(R) /VA
 Oppenheimer Main Street Fund(R)/VA
 Oppenheimer International Growth Fund/VA
                                                                (3) The Ultra Series Fund offers both Class 1 and 2
                                                                 shares. Class2 shares are only available in the MEMBERS(R)
(1) This subaccount is only available in the MEMBERS(R)          Variable Annuity III product.
Variable Annuity product.                                       (4) The Foundation Account is only available in the MEMBERS(R)
(2) This subaccount is only available in the MEMBERS(R)          Variable Annuity III product, and is one of two available
Variable Annuity III product.                                    subaccounts that invest in the Ultra Series Core Bond Fund.

    The Account may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of an underlying open-end management investment company that is registered with the SEC. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

    Except for the Ultra Series Fund, the subaccounts invest in independently managed mutual funds. Madison Asset Management, LLC, with which the Company has an alliance, serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the Board of Trustees of the Ultra Series Fund. The Company receives a percentage of the advisory fees charged by the alliance. The fee income recorded by the Company was $7,986,000 and $8,285,000 for the years ended December 31, 2014 and 2013 of which $3,083,000 and $3,300,000, respectively, was related to the Account.

    The accompanying financial statements include only the contract owner assets, deposits, investment activity, and the contract transactions applicable to the variable portions of the contracts and exclude assets and activity for deposits for fixed dollar benefits, which are included in the general account of the Company.

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION (CONTINUED)

    The net investment income and the realized and unrealized gains and losses from the assets for each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

(2) SIGNIFICANT ACCOUNTING POLICIES

    Basis Of Presentation

    The Account is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services- Investment Companies.

    Use Of Estimates

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

    Investment Valuation

    Investments are made in shares of a fund and are recorded at fair value, determined by the net asset value per share of the respective fund. Investment transactions in each fund are recorded on the trade date. Realized gains and losses on redemptions of the shares of the fund are determined using the average cost basis. Income from dividends and gains from realized gain distributions from each fund are recorded on the ex-dividend date and are reinvested in that fund. The difference between cost and fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

    Federal Income Taxes

    The operations of the Account are included in the federal income tax return of CUNA Mutual Holding Company and Subsidiaries ("CMHC"), the Account's ultimate parent. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). The Account's activities are included in the Company's taxable income. Under current provisions of the IRC, the Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Account to the extent these earnings are credited to the contracts. Accordingly, no charge for income tax is currently recorded. If such taxes are incurred by the Company in the future, a charge to the Account may be assessed.

    Contracts In Annuitization Period

    Contracts in the payout stage (annuitization period) are computed according to the 2000 Individual Annuity Mortality Table using an assumed investment return of 3.5%. The mortality risk arises because the Company bears the risk from contract riders, as described in the Fees and Charges note, which may result in additional amounts being transferred into the Account by the Company to cover greater than expected longevity of annuitants. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

    Recently Adopted Accounting Standards Update

    In 2014, the FASB adopted Accounting Standards Update No. 2013-08 ("ASU 2013-08") which updated FASB Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Key provisions include providing comprehensive guidance for assessing whether an entity is an investment company, requiring an investment company to measure investments in other investment companies at fair value, and new disclosures. The only impact on the Account is that it must disclose that it is an investment company and follows the accounting and reporting guidance in the FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies. Other provisions in ASU 2013-08 were not applicable to the Account.

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(3) FEES AND CHARGES

    Contract Charges

    SURRENDER CHARGE. A surrender charge is assessed against a contract owner's account upon surrender or partial withdrawal of purchase payments within the first seven years of the contract and, in certain circumstances, surrender charges are waived upon payment of a death benefit or the election of certain annuity payment options.

    For purchase payments withdrawn or surrendered within the first year of the contract, the charge is 7% to 9% of the amount of the payment withdrawn or surrendered depending on the product version chosen. The surrender charge decreases by 1% (or the noted percentage decrease outlined in the contract) for each full year that has elapsed since the purchase payment was recorded. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than seven years prior to the withdrawal or surrender.
    No surrender charge is assessed on purchase payments made more than four years prior to the withdrawal or surrender for one of the contract options of the MEMBERS(R) Variable Annuity III product. Subject to certain restrictions in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the contracts. These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

    ANNUAL CONTRACT FEE. On each contract anniversary prior to the annuity date, the Company deducts an annual contract fee of $30 from the contract owner's account. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a contract except on a contract anniversary when the full fee is deducted. The Company currently waives this fee for all contracts with $50,000 or more of contract value for the MEMBERS(R) Variable Annuity III product and $25,000 or more of contract value for all other products. These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

    DEATH BENEFIT RIDER CHARGES. Optional death benefit riders are available on MEMBERS(R) Variable Annuity II and MEMBERS(R) Choice Variable Annuity contracts. The Maximum Anniversary Value Death Benefit and 5% Annual Guarantee Death Benefit Riders are available for issue ages 0 to 75. The Minimum Death Benefit Guarantee Rider is available for issue ages 76 to 85. All death benefit rider charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

    On each contract anniversary (or upon surrender of the contract) prior to the annuity date, the Company deducts rider fees from the contract value. The annual charge for each of these riders ranges from 0.15% to 0.20% of average assets during the prior contract year.

    Optional death benefit riders are also available on MEMBERS(R) Variable Annuity III contracts. The Maximum Anniversary Value Death Benefit, 3% Annual Guarantee Death Benefit and Earnings Enhanced Death Benefit Riders are available for issue ages 0 to 75. On each contract anniversary (or upon surrender of the contract) prior to the annuity date, the Company deducts the applicable rider fees from the contract value. The annual charge for each of these riders ranges from 0.15% to 0.35% of average assets during the prior contract year.

    LIVING BENEFIT RIDERS. Optional living benefit riders, such as Guaranteed Minimum Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit, and Guaranteed Minimum Accumulation Benefit are available. Charges for these benefits range from 0.50% to 1.75%. Generally, the charge is assessed on the average benefit basis for the prior contract year. These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

    TRANSFER FEE. No charge is generally made for transfers between subaccounts. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a contract year. These charges are deducted by redeeming an appropriate number of units for each contract and are included in

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(3) FEES AND CHARGES (CONTINUED)

    contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

    PREMIUM TAXES. If state or other premium taxes are applicable to a contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal, (c) upon application of adjusted contract value to an annuity payment option, or
    (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes. These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

    Account Charges

    MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily mortality and expense risk charge from the assets of the Account to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Account at an annual rate of 1.15% to 1.65%. These charges are included in mortality and expense charges in the accompanying Statement of Operations of the applicable subaccount.

    ADMINISTRATIVE CHARGE. The Company deducts a daily administrative charge from the assets of the Account to compensate it for certain expenses it incurs in administration of MEMBERS(R) Variable Annuity and MEMBERS(R) Variable Annuity III contracts. The charge is deducted from the assets of the Account at an annual rate of 0.15%. These charges are included in administrative charges in the accompanying Statement of Operations of the applicable subaccount.

(4) FAIR VALUE

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

    The fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value of assets and liabilities into three broad levels. The Account has categorized its financial instruments, based on the degree of subjectivity inherent in the valuation technique, as follows:

       (O) Level 1: Inputs are directly observable and represent quoted prices for identical assets or liabilities in active markets the Account has the ability to access at the measurement date.

       (O) Level 2: All significant inputs are observable, either directly or indirectly, other than quoted prices included in Level 1, for the asset or liability. This includes: (i) quoted prices for similar assets or liabilities in active markets, (ii) quoted prices for identical or similar assets or liabilities in markets that are not active and (iii) inputs other than quoted prices that are observable for the asset or liability, and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

       (0) Level 3: One or more significant inputs are unobservable and reflect the Account's estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

    The hierarchy requires the use of market observable information when available for assessing fair value.

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(4) FAIR VALUE (CONTINUED)

    The following table summarizes the Account's assets that are measured at fair value as of December 31, 2014. All of the Account's assets consist of Level 2 mutual funds that have daily quoted net asset values at which the Account could transact.

DECEMBER 31, 2014 ASSETS, AT FAIR VALUE                                                            LEVEL 2          TOTAL
===================================================================================================================================
BlackRock Global Allocation V.I. Fund, Class III, Subaccount                                    $     41,146,485  $     41,146,485
Franklin High Income VIP Fund, Class 4, Subaccount                                                    25,724,027        25,724,027
Franklin Income VIP Fund, Class 4, Subaccount                                                         26,128,189        26,128,189
Franklin Mutual Global Discovery VIP Fund, Class 4, Subaccount                                        12,244,511        12,244,511
Templeton Developing Markets VIP Fund, Class 2, Subaccount                                             1,037,702         1,037,702
Invesco V.I. Global Real Estate Fund, Series II Shares, Subaccount                                    10,583,597        10,583,597
Invesco V.I. Government Securities Fund, Series II Shares, Subaccount                                 23,219,123        23,219,123
Invesco V.I. Growth and Income, Series II Shares, Subaccount                                          59,405,259        59,405,259
Invesco V.I. Mid Cap Growth, Series II Shares, Subaccount                                             13,960,355        13,960,355
MFS(R) Strategic Income Portfolio, Initial Class, Subaccount                                             892,496           892,496
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares, Subaccount                              625,308           625,308
Oppenheimer International Growth Fund/VA, Service Shares, Subaccount                                  26,393,241        26,393,241
Oppenheimer Main Street Small Cap Fund(R)/VA, Service Shares, Subaccount                              16,833,876        16,833,876
Oppenheimer Main Street Fund(R)/VA, Service Shares, Subaccount                                        28,831,097        28,831,097
PIMCO CommodityRealReturn(R) Strategy Portfolio, Advisor Class, Subaccount                            11,033,714        11,033,714
PIMCO Global Bond Portfolio (Unhedged), Advisor Class, Subaccount                                     30,411,291        30,411,291
PIMCO Total Return Portfolio, Advisor Class, Subaccount                                               64,692,564        64,692,564
T. Rowe Price International Stock Portfolio, Subaccount                                                6,254,028         6,254,028
Ultra Series Aggressive Allocation Fund, Class I, Subaccount                                          11,996,350        11,996,350
Ultra Series Aggressive Allocation Fund, Class II, Subaccount                                          1,809,792         1,809,792
Ultra Series Core Bond Fund, Class I, Subaccount                                                      96,653,801        96,653,801
Ultra Series Core Bond Fund, Class II, Subaccount                                                     22,637,899        22,637,899
Ultra Series Conservative Allocation Fund, Class I, Subaccount                                        90,931,490        90,931,490
Ultra Series Conservative Allocation Fund, Class II, Subaccount                                       37,843,944        37,843,944
Ultra Series Diversified Income Fund, Class I, Subaccount                                            154,938,448       154,938,448
Ultra Series Diversified Income Fund, Class II, Subaccount                                            44,772,138        44,772,138
Ultra Series Foundation Account, Class I, Subaccount                                                     364,412           364,412
Ultra Series Foundation Account, Class II, Subaccount                                                 24,524,576        24,524,576
Ultra Series High Income Fund, Class I, Subaccount                                                    29,284,215        29,284,215
Ultra Series High Income Fund, Class II, Subaccount                                                    6,685,475         6,685,475
Ultra Series International Stock Fund, Class I, Subaccount                                            35,485,340        35,485,340
Ultra Series International Stock Fund, Class II, Subaccount                                           16,174,261        16,174,261
Ultra Series Large Cap Growth Fund, Class I, Subaccount                                               90,923,190        90,923,190
Ultra Series Large Cap Growth Fund, Class II, Subaccount                                              32,168,591        32,168,591
Ultra Series Large Cap Value Fund, Class I, Subaccount                                               135,929,282       135,929,282
Ultra Series Large Cap Value Fund, Class II, Subaccount                                                6,700,311         6,700,311
Ultra Series Mid Cap Fund, Class I, Subaccount                                                        90,730,369        90,730,369
Ultra Series Mid Cap Fund, Class II, Subaccount                                                       15,067,144        15,067,144
Ultra Series Moderate Allocation Fund, Class I, Subaccount                                           144,208,350       144,208,350
Ultra Series Moderate Allocation Fund, Class II, Subaccount                                           34,146,520        34,146,520
Ultra Series Money Market Fund, Class I, Subaccount                                                   13,738,733        13,738,733
Ultra Series Money Market Fund, Class II, Subaccount                                                   1,728,147         1,728,147
Ultra Series Small Cap Fund, Class I, Subaccount                                                       4,325,645         4,325,645
Ultra Series Small Cap Fund, Class II, Subaccount                                                      1,634,162         1,634,162
    TOTAL ASSETS                                                                                $  1,544,819,448  $  1,544,819,448
===================================================================================================================================

    There were no Level 3 investments in the Account, therefore, Level 3 roll-forward tables have not been provided.
    There were no transfers between levels during the year ended December 31, 2014.

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(4) FAIR VALUE (CONTINUED)

    The following table summarizes the Account's assets that are measured at fair value as of December 31, 2013. All of the Account's assets consist of Level 2 mutual funds that have daily quoted net asset values at which the Account could transact.

DECEMBER 31, 2013 ASSETS, AT FAIR VALUE                                                             LEVEL 2         TOTAL
===================================================================================================================================
BlackRock Global Allocation V.I. Fund, Class III, Subaccount                                    $     44,022,715  $     44,022,715
Franklin High Income VIP Fund, Class 4, Subaccount                                                    27,787,832        27,787,832
Franklin Income VIP Fund, Class 4, Subaccount                                                         26,423,586        26,423,586
Franklin Mutual Global Discovery VIP Fund, Class 4, Subaccount                                        13,482,595        13,482,595
Templeton Developing Markets VIP Fund, Class 2, Subaccount                                             1,328,276         1,328,276
Invesco V.I. Global Real Estate Fund, Series II Shares, Subaccount                                     9,978,395         9,978,395
Invesco V.I. Government Securities Fund, Series II Shares, Subaccount                                 22,579,038        22,579,038
Invesco V.I. Growth and Income, Series II Shares, Subaccount                                          63,948,592        63,948,592
Invesco V.I. Mid Cap Growth, Series II Shares, Subaccount                                             15,524,384        15,524,384
MFS(R) Strategic Income Portfolio, Initial Class, Subaccount                                             964,547           964,547
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares, Subaccount                              703,990           703,990
Oppenheimer International Growth Fund/VA, Service Shares, Subaccount                                  31,413,957        31,413,957
Oppenheimer Main Street Small Cap Fund(R)/VA, Service Shares, Subaccount                              17,879,677        17,879,677
Oppenheimer Main Street Fund(R)/VA, Service Shares, Subaccount                                        31,356,544        31,356,544
PIMCO CommodityRealReturn(R) Strategy Portfolio, Advisor Class, Subaccount                            13,303,826        13,303,826
PIMCO Global Bond Portfolio (Unhedged), Advisor Class, Subaccount                                     31,159,758        31,159,758
PIMCO Total Return Portfolio, Advisor Class, Subaccount                                               70,049,615        70,049,615
T. Rowe Price International Stock Portfolio, Subaccount                                                7,319,601         7,319,601
Ultra Series Aggressive Allocation Fund, Class I, Subaccount                                          15,532,239        15,532,239
Ultra Series Aggressive Allocation Fund, Class II, Subaccount                                          1,911,264         1,911,264
Ultra Series Core Bond Fund, Class I, Subaccount                                                     114,400,490       114,400,490
Ultra Series Core Bond Fund, Class II, Subaccount                                                     22,483,879        22,483,879
Ultra Series Conservative Allocation Fund, Class I, Subaccount                                       100,798,395       100,798,395
Ultra Series Conservative Allocation Fund, Class II, Subaccount                                       40,068,025        40,068,025
Ultra Series Diversified Income Fund, Class I, Subaccount                                            168,653,073       168,653,073
Ultra Series Diversified Income Fund, Class II, Subaccount                                            43,601,441        43,601,441
Ultra Series Foundation Account, Class I, Subaccount                                                     226,442           226,442
Ultra Series Foundation Account, Class II, Subaccount                                                 24,507,329        24,507,329
Ultra Series High Income Fund, Class I, Subaccount                                                    35,885,616        35,885,616
Ultra Series High Income Fund, Class II, Subaccount                                                    6,905,504         6,905,504
Ultra Series International Stock Fund, Class I, Subaccount                                            45,089,578        45,089,578
Ultra Series International Stock Fund, Class II, Subaccount                                           19,134,031        19,134,031
Ultra Series Large Cap Growth Fund, Class I, Subaccount                                               98,691,760        98,691,760
Ultra Series Large Cap Growth Fund, Class II, Subaccount                                              33,982,869        33,982,869
Ultra Series Large Cap Value Fund, Class I, Subaccount                                               145,589,023       145,589,023
Ultra Series Large Cap Value Fund, Class II, Subaccount                                                6,874,761         6,874,761
Ultra Series Mid Cap Fund, Class I, Subaccount                                                       101,247,261       101,247,261
Ultra Series Mid Cap Fund, Class II, Subaccount                                                       15,761,606        15,761,606
Ultra Series Moderate Allocation Fund, Class I, Subaccount                                           163,157,290       163,157,290
Ultra Series Moderate Allocation Fund, Class II, Subaccount                                           34,964,209        34,964,209
Ultra Series Money Market Fund, Class I, Subaccount                                                   27,962,779        27,962,779
Ultra Series Money Market Fund, Class II, Subaccount                                                   1,729,533         1,729,533
Ultra Series Small Cap Fund, Class I, Subaccount                                                       4,964,288         4,964,288
Ultra Series Small Cap Fund, Class II, Subaccount                                                      1,775,214         1,775,214
    Total assets                                                                                $  1,705,124,827  $  1,705,124,827
===================================================================================================================================

    There were no Level 3 investments in the Account, therefore, Level 3 roll-forward tables have not been provided.

    There were no transfers between levels during the year ended December 31, 2013.

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(5) PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the various subaccounts for the year ended December 31, 2014 were as follows:

YEAR ENDED DECEMBER 31, 2014                                                                       PURCHASES          SALES
===================================================================================================================================
BlackRock Global Allocation V.I. Fund, Class III, Subaccount                                    $      5,082,707  $      4,279,899
Franklin High Income VIP Fund, Class 4, Subaccount                                                     3,547,634         4,023,494
Franklin Income VIP Fund, Class 4, Subaccount                                                          3,583,458         3,806,802
Franklin Mutual Global Discovery VIP Fund, Class 4, Subaccount                                         1,515,509         2,394,949
Templeton Developing Markets VIP Fund, Class 2, Subaccount                                                18,897           193,371
Invesco V.I. Global Real Estate Fund, Series II Shares, Subaccount                                       573,942         1,240,817
Invesco V.I. Government Securities Fund, Series II Shares, Subaccount                                  1,966,983         1,526,951
Invesco V.I. Growth and Income, Series II Shares, Subaccount                                           8,598,529        11,033,485
Invesco V.I. Mid Cap Growth, Series II Shares, Subaccount                                                142,331         2,776,414
MFS(R) Strategic Income Portfolio, Initial Class, Subaccount                                              30,104           103,853
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares, Subaccount                               30,383           100,167
Oppenheimer International Growth Fund/VA, Service Shares, Subaccount                                   1,647,590         3,761,303
Oppenheimer Main Street Small Cap Fund(R)/VA, Service Shares, Subaccount                               2,744,640         3,137,859
Oppenheimer Main Street Fund(R)/VA, Service Shares, Subaccount                                         1,307,134         5,988,953
PIMCO CommodityRealReturn(R) Strategy Portfolio, Advisor Class, Subaccount                             1,523,566         1,228,023
PIMCO Global Bond Portfolio (Unhedged), Advisor Class, Subaccount                                      3,657,670         3,443,604
PIMCO Total Return Portfolio, Advisor Class, Subaccount                                                3,898,991        10,653,308
T. Rowe Price International Stock Portfolio, Subaccount                                                  108,812         1,000,501
Ultra Series Aggressive Allocation Fund, Class I, Subaccount                                           2,859,224         5,165,358
Ultra Series Aggressive Allocation Fund, Class II, Subaccount                                            390,827           287,857
Ultra Series Core Bond Fund, Class I, Subaccount                                                       5,859,055        25,865,314
Ultra Series Core Bond Fund, Class II, Subaccount                                                      2,093,541         2,346,308
Ultra Series Conservative Allocation Fund, Class I, Subaccount                                        12,566,327        18,994,979
Ultra Series Conservative Allocation Fund, Class II, Subaccount                                        4,667,463         5,419,109
Ultra Series Diversified Income Fund, Class I, Subaccount                                             16,162,964        27,298,303
Ultra Series Diversified Income Fund, Class II, Subaccount                                             6,003,894         3,897,606
Ultra Series Foundation Account, Class I, Subaccount                                                     138,947             4,807
Ultra Series Foundation Account, Class II, Subaccount                                                  1,077,533         1,491,558
Ultra Series High Income Fund, Class I, Subaccount                                                     2,497,120         7,927,184
Ultra Series High Income Fund, Class II, Subaccount                                                      695,401           610,366
Ultra Series International Stock Fund, Class I, Subaccount                                             4,980,592         7,939,662
Ultra Series International Stock Fund, Class II, Subaccount                                            2,269,733         2,206,381
Ultra Series Large Cap Growth Fund, Class I, Subaccount                                               16,031,746        19,877,212
Ultra Series Large Cap Growth Fund, Class II, Subaccount                                               5,438,032         5,786,039
Ultra Series Large Cap Value Fund, Class I, Subaccount                                                22,322,056        27,196,184
Ultra Series Large Cap Value Fund, Class II, Subaccount                                                1,214,177         1,133,066
Ultra Series Mid Cap Fund, Class I, Subaccount                                                        18,305,090        19,484,370
Ultra Series Mid Cap Fund, Class II, Subaccount                                                        3,269,030         2,338,271
Ultra Series Moderate Allocation Fund, Class I, Subaccount                                            18,260,628        31,445,658
Ultra Series Moderate Allocation Fund, Class II, Subaccount                                            4,412,765         3,772,379
Ultra Series Money Market Fund, Class I, Subaccount                                                    7,489,299        21,713,345
Ultra Series Money Market Fund, Class II, Subaccount                                                   1,524,312         1,525,698
Ultra Series Small Cap Fund, Class I, Subaccount                                                         862,479         1,310,129
Ultra Series Small Cap Fund, Class II, Subaccount                                                        238,252           305,796

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(5) PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

    The cost of purchases and proceeds from sales of investments in the various subaccounts for the year ended December 31, 2013 were as follows:

YEAR ENDED DECEMBER 31, 2013                                                                       PURCHASES          SALES
===================================================================================================================================
BlackRock Global Allocation V.I. Fund, Class III, Subaccount                                    $      3,634,650  $      4,794,048
Franklin High Income VIP Fund, Class 4, Subaccount                                                     3,569,142         3,543,887
Franklin Income VIP Fund, Class 4, Subaccount                                                          5,652,305         4,419,037
Franklin Mutual Global Discovery VIP Fund, Class 4, Subaccount                                         2,334,085         2,064,525
Templeton Developing Markets VIP Fund, Class 2, Subaccount                                                28,704           219,476
Invesco V.I. Global Real Estate Fund, Series II Shares, Subaccount                                     1,059,272         1,453,005
Invesco V.I. Government Securities Fund, Series II Shares, Subaccount                                  2,386,666         2,710,663
Invesco V.I. Growth and Income, Series II Shares, Subaccount                                           2,942,636        10,915,797
Invesco V.I. Mid Cap Growth, Series II Shares, Subaccount                                                904,634         2,431,654
MFS(R) Strategic Income Portfolio, Initial Class, Subaccount *                                         1,016,154            46,066
MFS(R) Strategic Income Series, Initial Class, Subaccount **                                              81,395         1,093,349
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares, Subaccount                               42,460           166,118
Oppenheimer International Growth Fund/VA, Service Shares, Subaccount                                   1,473,550         5,398,414
Oppenheimer Main Street Small Cap Fund(R)/VA, Service Shares, Subaccount                               1,932,071         3,420,629
Oppenheimer Main Street Fund(R)/VA, Service Shares, Subaccount                                         1,677,971         4,426,268
PIMCO CommodityRealReturn(R) Strategy Portfolio, Advisor Class, Subaccount                             2,263,278         1,238,204
PIMCO Global Bond Portfolio (Unhedged), Advisor Class, Subaccount                                      4,086,826         3,358,275
PIMCO Total Return Portfolio, Advisor Class, Subaccount                                                6,543,243        17,745,854
T. Rowe Price International Stock Portfolio, Subaccount                                                   62,848         1,102,313
Ultra Series Aggressive Allocation Fund, Class I, Subaccount                                           1,618,831         4,889,757
Ultra Series Aggressive Allocation Fund, Class II, Subaccount                                            194,125           540,146
Ultra Series Core Bond Fund, Class I, Subaccount                                                      14,343,051        38,619,382
Ultra Series Core Bond Fund, Class II, Subaccount                                                      2,964,695         2,128,986
Ultra Series Conservative Allocation Fund, Class I, Subaccount                                        12,387,285        26,489,343
Ultra Series Conservative Allocation Fund, Class II, Subaccount                                        4,085,621         7,783,645
Ultra Series Diversified Income Fund, Class I, Subaccount                                             16,329,265        31,944,108
Ultra Series Diversified Income Fund, Class II, Subaccount                                             7,829,517         3,844,427
Ultra Series Foundation Account, Class I, Subaccount                                                      32,532             3,153
Ultra Series Foundation Account, Class II, Subaccount                                                  1,268,564         1,857,003
Ultra Series High Income Fund, Class I, Subaccount                                                     3,873,450        11,168,965
Ultra Series High Income Fund, Class II, Subaccount                                                      946,521           676,884
Ultra Series International Stock Fund, Class I, Subaccount                                               545,796        10,953,912
Ultra Series International Stock Fund, Class II, Subaccount                                              217,564         2,798,513
Ultra Series Large Cap Growth Fund, Class I, Subaccount                                                9,746,892        23,762,276
Ultra Series Large Cap Growth Fund, Class II, Subaccount                                               3,530,836         4,178,160
Ultra Series Large Cap Value Fund, Class I, Subaccount                                                 3,721,025        34,803,342
Ultra Series Large Cap Value Fund, Class II, Subaccount                                                  474,847         1,070,751
Ultra Series Mid Cap Fund, Class I, Subaccount                                                         2,693,659        23,108,906
Ultra Series Mid Cap Fund, Class II, Subaccount                                                          472,607         2,205,842
Ultra Series Moderate Allocation Fund, Class I, Subaccount                                             8,899,413        27,138,267
Ultra Series Moderate Allocation Fund, Class II, Subaccount                                            2,312,860         6,350,542
Ultra Series Money Market Fund, Class I, Subaccount                                                   16,920,389        27,438,758
Ultra Series Money Market Fund, Class II, Subaccount                                                   1,372,932         1,319,136
Ultra Series Small Cap Fund, Class I, Subaccount                                                       2,951,675         1,480,214
Ultra Series Small Cap Fund, Class II, Subaccount                                                        935,009           327,361

    *  Commenced operations on August 16, 2013
    ** Ceased operations on August 16, 2013.

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(6) CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the years ended December 31, 2014 and December 31, 2013 were as follows:


                                                             BLACKROCK                FRANKLIN                        FRANKLIN
                                                               GLOBAL               HIGH INCOME                        INCOME
                                                           ALLOCATION V.I.              VIP                              VIP
                                                          FUND, CLASS III,         FUND, CLASS 4,                  FUND, CLASS 4,
                                                            SUBACCOUNT               SUBACCOUNT                      SUBACCOUNT
===================================================================================================================================
UNITS OUTSTANDING AT DECEMBER 31, 2012                           3,723,920               2,017,885                       2,039,250
    Units issued                                                   330,098               1,891,501                       1,672,783
    Units redeemed                                                (567,774)             (2,003,266)                     (1,668,145)
                                                        -------------------     -------------------               -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2013                           3,486,244               1,906,120                       2,043,888

    Units issued                                                   216,077               1,820,206                       1,431,089
    Units redeemed                                                (466,260)             (1,936,469)                     (1,516,768)
                                                        -------------------     -------------------               -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2014                           3,236,061               1,789,857                       1,958,209
                                                        ===================     ===================               =================

                                                          FRANKLIN MUTUAL            TEMPLETON                      INVESCO V.I.
                                                         GLOBAL DISCOVERY            DEVELOPING                      GLOBAL REAL
                                                                VIP                 MARKETS VIP                      ESTATE FUND,
                                                          FUND, CLASS 4,           FUND, CLASS 2,                 SERIES II SHARES,
                                                            SUBACCOUNT               SUBACCOUNT                      SUBACCOUNT
===================================================================================================================================
UNITS OUTSTANDING AT DECEMBER 31, 2012                           1,094,378                 104,736                       1,120,489
    Units issued                                                 1,026,785                       -                       1,087,984
    Units redeemed                                              (1,108,187)                (13,746)                     (1,152,705)
                                                        -------------------     -------------------               -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2013                           1,012,976                  90,990                       1,055,768

    Units issued                                                   901,673                       -                       1,022,898
    Units redeemed                                              (1,031,354)                (12,286)                     (1,085,503)
                                                        -------------------     -------------------               -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2014                             883,295                  78,704                         993,163
                                                        ===================     ===================               =================


                                                           INVESCO V.I.             INVESCO V.I.                  INVESCO V.I.
                                                            GOVERNMENT               GROWTH AND                      MID CAP
                                                         SECURITIES FUND,              INCOME,                       GROWTH,
                                                        SERIES II SHARES,         SERIES II SHARES,             SERIES II SHARES,
                                                            SUBACCOUNT               SUBACCOUNT                    SUBACCOUNT
===================================================================================================================================
UNITS OUTSTANDING AT DECEMBER 31, 2012                           2,259,521               5,382,326                       1,232,760
    Units issued                                                 2,372,745               4,844,648                       1,160,481
    Units redeemed                                              (2,447,193)             (5,537,215)                     (1,270,895)
                                                        -------------------     -------------------               -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2013                           2,185,073               4,689,759                       1,122,346

    Units issued                                                 2,289,348               4,122,868                         958,710
    Units redeemed                                              (2,282,505)             (4,794,806)                     (1,131,194)
                                                        -------------------     -------------------               -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2014                           2,191,916               4,017,821                         949,862
                                                        ===================     ===================               =================


                                                          MFS(R)                   MFS(R)                           OPPENHEIMER
                                                        STRATEGIC                STRATEGIC                       GLOBAL STRATEGIC
                                                    INCOME PORTFOLIO,          INCOME SERIES,                      INCOME FUND/VA,
                                                      INITIAL CLASS,            INITIAL CLASS,                  NON-SERVICE SHARES,
                                                       SUBACCOUNT *              SUBACCOUNT **                       SUBACCOUNT
===================================================================================================================================
UNITS OUTSTANDING AT DECEMBER 31, 2012                                   -                  51,340                         187,071

    Units issued                                                    46,662                       5                             109
    Units redeemed                                                  (1,876)                (51,345)                        (33,060)
                                                        -------------------     -------------------               -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2013                              44,786                       -                         154,120

    Units issued                                                         6                       -                             171
    Units redeemed                                                  (4,097)                      -                         (19,172)
                                                        -------------------     -------------------               -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2014                              40,695                       -                         135,119
                                                        ===================     ===================               =================
    *  Commenced operations on August 16, 2013.
    ** Ceased operations on August 16, 2013.

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(6) CHANGES IN UNITS OUTSTANDING (CONTINUED)


                                                                OPPENHEIMER            OPPENHEIMER MAIN            OPPENHEIMER
                                                               INTERNATIONAL           STREET SMALL CAP             MAIN STREET
                                                              GROWTH FUND/VA,              FUND(R)/VA,               FUND(R)/VA,
                                                               SERVICE SHARES,          SERVICE SHARES,           SERVICE SHARES,
                                                                SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
===================================================================================================================================
UNITS OUTSTANDING AT DECEMBER 31, 2012                           2,893,007               1,190,370                       2,539,263
    Units issued                                                 2,579,062               1,091,533                       2,316,478
    Units redeemed                                              (2,929,146)             (1,192,729)                     (2,534,146)
                                                        -------------------     -------------------               -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2013                           2,542,923               1,089,174                       2,321,595
    Units issued                                                 2,348,632                 859,583                       1,931,950
    Units redeemed                                              (2,558,377)             (1,017,552)                     (2,293,744)
                                                        -------------------     -------------------               -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2014                           2,333,178                 931,205                       1,959,801
                                                        ===================     ===================               =================

                                                             PIMCO COMMODITY-          PIMCO GLOBAL                      PIMCO
                                                                REALRETURN(R)         BOND PORTFOLIO                 TOTAL RETURN
                                                            STRATEGY PORTFOLIO,         (UNHEDGED),                    PORTFOLIO,
                                                              ADVISOR CLASS,          ADVISOR CLASS,                 ADVISOR CLASS,
                                                                SUBACCOUNT              SUBACCOUNT                    SUBACCOUNT
===================================================================================================================================
UNITS OUTSTANDING AT DECEMBER 31, 2012                           1,927,968               2,578,204                       6,447,648
    Units issued                                                 2,087,525               2,689,058                       4,658,169
    Units redeemed                                              (1,938,365)             (2,635,389)                     (5,619,890)
                                                        -------------------     -------------------               -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2013                           2,077,128               2,631,873                       5,485,927
    Units issued                                                 2,238,001               2,663,664                       4,377,698
    Units redeemed                                              (2,168,852)             (2,747,170)                     (4,935,374)
                                                        -------------------     -------------------               -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2014                           2,146,277               2,548,367                       4,928,251
                                                        ===================     ===================               =================

                                                            T. ROWE PRICE             ULTRA SERIES                   ULTRA SERIES
                                                            INTERNATIONAL              AGGRESSIVE                     AGGRESSIVE
                                                                STOCK                  ALLOCATION                     ALLOCATION
                                                              PORTFOLIO,             FUND, CLASS I,                 FUND, CLASS II,
                                                             SUBACCOUNT                SUBACCOUNT                      SUBACCOUNT
===================================================================================================================================
UNITS OUTSTANDING AT DECEMBER 31, 2012                             422,383               1,741,382                         134,348
    Units issued                                                        20                 300,495                          12,189
    Units redeemed                                                 (54,091)               (657,761)                        (35,732)
                                                        -------------------     -------------------               -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2013                             368,312               1,384,116                         110,805
    Units issued                                                       212                 240,170                           6,175
    Units redeemed                                                 (45,463)               (613,512)                        (17,903)
                                                        -------------------     -------------------               -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2014                             323,061               1,010,774                          99,077
                                                        ===================     ===================               =================


                                                            ULTRA SERIES              ULTRA SERIES                  ULTRA SERIES
                                                             CORE BOND                 CORE BOND                    CONSERVATIVE
                                                                FUND,                     FUND,                    ALLOCATION FUND,
                                                              CLASS I,                  CLASS II,                      CLASS I,
                                                            SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
===================================================================================================================================
UNITS OUTSTANDING AT DECEMBER 31, 2012                           9,999,928               1,972,478                       9,959,061
    Units issued                                                 7,427,227               2,051,630                       2,981,691
    Units redeemed                                              (9,287,566)             (2,017,331)                     (4,507,805)
                                                        -------------------     -------------------               -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2013                           8,139,589               2,006,777                       8,432,947
    Units issued                                                 6,004,035               2,012,648                       2,459,053
    Units redeemed                                              (7,507,625)             (2,068,044)                     (3,625,783)
                                                        -------------------     -------------------               -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2014                           6,635,999               1,951,381                       7,266,217
                                                        ===================     ===================               =================

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(6) CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                ULTRA SERIES         ULTRA SERIES           ULTRA SERIES
                                                CONSERVATIVE          DIVERSIFIED            DIVERSIFIED
                                              ALLOCATION FUND,          INCOME                 INCOME
                                                  CLASS II,          FUND, CLASS I,        FUND, CLASS II,
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
==========================================================================================================
UNITS OUTSTANDING AT DECEMBER 31, 2012                3,227,963              9,943,327           2,499,027
   Units issued                                       1,513,251              4,496,197             874,525
   Units redeemed                                    (1,882,150)            (5,427,863)           (638,385)
                                             -------------------  ---------------------   -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2013                2,859,064              9,011,661           2,735,167
   Units issued                                       1,152,263              3,273,099             440,438
   Units redeemed                                    (1,427,997)            (4,503,448)           (511,581)
                                             -------------------  ---------------------   -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2014                2,583,330              7,781,312           2,664,024
                                             ===================  =====================   =================

                                                ULTRA SERIES         ULTRA SERIES           ULTRA SERIES
                                                 FOUNDATION           FOUNDATION             HIGH INCOME
                                                  ACCOUNT,             ACCOUNT,                 FUND,
                                                  CLASS I,             CLASS II,              CLASS I,
                                                 SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
==========================================================================================================
UNITS OUTSTANDING AT DECEMBER 31, 2012                   19,441              2,437,503           2,458,412
   Units issued                                           2,326                 96,389           1,529,144
   Units redeemed                                            (3)              (191,432)         (2,038,610)
                                             -------------------  ---------------------   -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2013                   21,764              2,342,460           1,948,946
   Units issued                                          11,993                 87,693           1,297,453
   Units redeemed                                            (3)              (165,582)         (1,654,647)
                                             -------------------  ---------------------   -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2014                   33,754              2,264,571           1,591,752
                                             ===================  =====================   =================

                                                ULTRA SERIES         ULTRA SERIES           ULTRA SERIES
                                                 HIGH INCOME         INTERNATIONAL          INTERNATIONAL
                                                    FUND,             STOCK FUND,            STOCK FUND,
                                                  CLASS II,            CLASS I,              CLASS II,
                                                 SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
==========================================================================================================
UNITS OUTSTANDING AT DECEMBER 31, 2012                  466,568              3,016,297           1,230,723
   Units issued                                         502,159              2,281,129           1,137,917
   Units redeemed                                      (507,978)            (2,871,666)         (1,284,517)
                                             -------------------  ---------------------   -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2013                  460,749              2,425,760           1,084,123
   Units issued                                         471,163              1,944,334           1,049,652
   Units redeemed                                      (486,298)            (2,292,713)         (1,135,445)
                                             -------------------  ---------------------   -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2014                  445,614              2,077,381             998,330
                                             ===================  =====================   =================

                                                ULTRA SERIES         ULTRA SERIES           ULTRA SERIES
                                                  LARGE CAP            LARGE CAP              LARGE CAP
                                                GROWTH FUND,          GROWTH FUND,           VALUE FUND,
                                                  CLASS I,             CLASS II,              CLASS I,
                                                 SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
==========================================================================================================
UNITS OUTSTANDING AT DECEMBER 31, 2012                6,829,797              1,994,792           9,525,192
   Units issued                                       4,183,630              1,923,643           5,524,514
   Units redeemed                                    (5,640,622)            (2,106,102)         (7,558,562)
                                             -------------------  ---------------------   -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2013                5,372,805              1,812,333           7,491,144
   Units issued                                       3,285,074              1,628,533           4,261,563
   Units redeemed                                    (4,258,070)            (1,885,832)         (5,544,247)
                                             -------------------  ---------------------   -----------------
UNITS OUTSTANDING AT DECEMBER 31, 2014                4,399,809              1,555,034           6,208,460
                                             ===================  =====================   =================

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(6) CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                         ULTRA SERIES        ULTRA SERIES          ULTRA SERIES
                                                           LARGE CAP            MID CAP               MID CAP
                                                          VALUE FUND,            FUND,                 FUND,
                                                           CLASS II,           CLASS I,              CLASS II,
                                                          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
==================================================================================================================
UNITS OUTSTANDING AT DECEMBER 31, 2012                          381,476            5,447,489               816,298
   Units issued                                                 364,316            3,510,575               740,040
   Units redeemed                                              (398,007)          (4,553,528)             (830,187)
                                                      -----------------    -----------------    ------------------
UNITS OUTSTANDING AT DECEMBER 31, 2013                          347,785            4,404,536               726,151
   Units issued                                                 302,525            2,765,083               663,272
   Units redeemed                                              (343,948)          (3,541,474)             (747,158)
                                                      -----------------    -----------------    ------------------
UNITS OUTSTANDING AT DECEMBER 31, 2014                          306,362            3,628,145               642,265
                                                      =================    =================    ==================

                                                         ULTRA SERIES        ULTRA SERIES          ULTRA SERIES
                                                           MODERATE            MODERATE            MONEY MARKET
                                                          ALLOCATION          ALLOCATION               FUND,
                                                        FUND, CLASS I,      FUND, CLASS II,          CLASS I,
                                                          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
==================================================================================================================
UNITS OUTSTANDING AT DECEMBER 31, 2012                       15,651,901            2,477,613             3,554,200
   Units issued                                               3,165,290              824,642             2,115,474
   Units redeemed                                            (4,938,067)          (1,102,300)           (3,060,926)
                                                      -----------------    -----------------    ------------------
UNITS OUTSTANDING AT DECEMBER 31, 2013                       13,879,124            2,199,955             2,608,748
   Units issued                                               2,314,770              655,663             1,144,459
   Units redeemed                                            (4,538,967)            (814,669)           (2,502,848)
                                                      -----------------    -----------------    ------------------
UNITS OUTSTANDING AT DECEMBER 31, 2014                       11,654,927            2,040,949             1,250,359
                                                      =================    =================    ==================

                                                         ULTRA SERIES        ULTRA SERIES          ULTRA SERIES
                                                         MONEY MARKET          SMALL CAP             SMALL CAP
                                                             FUND,               FUND,                 FUND,
                                                           CLASS II,           CLASS I,              CLASS II,
                                                          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
==================================================================================================================
UNITS OUTSTANDING AT DECEMBER 31, 2012                          176,267              360,071                80,998
   Units issued                                                 268,449              281,041                76,122
   Units redeemed                                              (260,402)            (330,596)              (83,184)
                                                      -----------------    -----------------    ------------------
UNITS OUTSTANDING AT DECEMBER 31, 2013                          184,314              310,516                73,936
   Units issued                                                 278,683              226,072                63,385
   Units redeemed                                              (276,418)            (281,900)              (72,978)
                                                      -----------------    -----------------    ------------------
UNITS OUTSTANDING AT DECEMBER 31, 2014                          186,579              254,688                64,343
                                                      =================    =================    ==================

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS
    The table below provides financial highlights for each subaccount for the five years ended December 31, 2014. In certain instances, fewer years are presented because the subaccount was not available for the entire five-year period. The unit fair value, the expense ratio and the total returns are presented for the product with the lowest and highest expense ratios. In addition, the lowest unit fair value and total return can exceed the highest unit fair value and total return due to timing of when amounts were actually invested in the respective contract by contract owners.

                                      AS OF                                             FOR THE PERIOD ENDED
==================================================================    =============================================================
                                                                                           (2)                     (3)
                               UNIT FAIR VALUE               NET           (1)        EXPENSE RATIO         TOTAL RETURN FOR
                UNITS        LOWEST TO HIGHEST              ASSETS     INVESTMENT       LOWEST TO         LOWEST TO HIGHEST
               (000's)         EXPENSE RATIO               (000's)    INCOME RATIO       HIGHEST            EXPENSE RATIO
==================================================================    =============================================================
BLACKROCK GLOBAL ALLOCATION V.I. FUND, CLASS III, SUBACCOUNT (b)
12/31/2014       3,236   $ 12.71      to   $ 12.62       $ 41,146         2.17%      1.30% to 1.80%    0.71%       to     0.16%
12/31/2013       3,486     12.62      to     12.60         44,023         1.04%      1.30% to 1.80%   12.98%       to    12.50%
12/31/2012       3,724     11.17      to     11.20         41,638         1.42%      1.30% to 1.80%    8.55%       to     8.00%
12/31/2011       4,053     10.29      to     10.37         41,756         2.68%      1.30% to 1.80%   -4.81%       to    -5.30%
12/31/2010       1,636     10.81(d)   to     11.39(d)      17,703         4.16%      1.30% to 1.80%    8.10%(d)    to    13.90%(d)

FRANKLIN HIGH INCOME VIP FUND, CLASS 4, SUBACCOUNT
12/31/2014       1,790   $ 14.57      to   $ 14.50       $ 25,724         5.77%      1.15% to 1.80%   -1.29%       to    -1.89%
12/31/2013       1,906     14.76      to     14.78         27,788         7.11%      1.15% to 1.80%    6.49%       to     5.72%
12/31/2012       2,018     13.86      to     13.98         27,674         6.80%      1.15% to 1.80%   14.26%       to    13.38%
12/31/2011       2,246     12.13      to     12.33         27,062         5.92%      1.15% to 1.80%    3.23%       to     2.58%
12/31/2010       2,213     11.75      to     11.56         25,894         6.47%      1.15% to 1.80%   12.01%       to    11.26%

FRANKLIN INCOME VIP FUND, CLASS 4, SUBACCOUNT
12/31/2014       1,958   $ 13.46      to   $ 14.03       $ 26,128         4.75%      1.15% to 1.80%    3.22%       to     2.63%
12/31/2013       2,044     13.04      to     13.67         26,424         6.10%      1.15% to 1.80%   12.71%       to    11.68%
12/31/2012       2,039     11.57      to     12.24         23,493         6.25%      1.15% to 1.80%   11.14%       to    10.57%
12/31/2011       2,136     10.41      to     11.07         22,179         5.68%      1.15% to 1.80%    1.17%       to     0.45%
12/31/2010       1,960     10.29      to     10.12         20,154         6.15%      1.15% to 1.80%   11.24%       to    10.60%

FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND, CLASS 4, SUBACCOUNT
12/31/2014         883   $ 14.02      to   $ 14.74       $ 12,245         1.94%      1.15% to 1.80%    4.47%       to    3.66%
12/31/2013       1,013     13.42      to     14.22         13,483         2.09%      1.15% to 1.80%   26.13%       to   25.29%
12/31/2012       1,094     10.64      to     11.35         11,571         2.61%      1.15% to 1.80%   12.00%       to   11.27%
12/31/2011       1,189      9.50      to     10.20         11,251         2.15%      1.15% to 1.80%    4.23%       to    4.76%
12/31/2010       1,122      9.92      to      9.80         11,087         1.34%      1.15% to 1.80%   10.59%       to    9.87%

TEMPLETON DEVELOPING MARKETS VIP FUND, CLASS 2, SUBACCOUNT (a)
12/31/2014          79   $ 13.18      to      (a)        $  1,038         1.48%           1.40%       -9.73%       to      (a)
12/31/2013          91     14.60      to      (a)           1,328         1.97%           1.40%       -2.28%       to      (a)
12/31/2012         105     14.94      to      (a)           1,565         1.40%           1.40%       11.66%       to      (a)
12/31/2011         116     13.38      to      (a)           1,547         0.96%           1.40%      -17.00%       to      (a)
12/31/2010         129     16.12      to      (a)           2,084         1.60%           1.40%       15.97%       to      (a)

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AS OF                                             FOR THE PERIOD ENDED
==================================================================    =============================================================
                                                                                           (2)                     (3)
                               UNIT FAIR VALUE               NET           (1)        EXPENSE RATIO         TOTAL RETURN FOR
                UNITS        LOWEST TO HIGHEST              ASSETS     INVESTMENT       LOWEST TO         LOWEST TO HIGHEST
               (000's)         EXPENSE RATIO               (000's)    INCOME RATIO       HIGHEST            EXPENSE RATIO
==================================================================    =============================================================
INVESCO V.I. GLOBAL REAL ESTATE FUND, SERIES II SHARES, SUBACCOUNT
12/31/2014         993   $ 11.02      to   $ 12.67       $ 10,584         1.41%      1.15% to 1.80%   13.03%       to    12.32%
12/31/2013       1,056      9.75      to     11.28          9,978         3.66%      1.15% to 1.80%    1.25%       to     0.62%
12/31/2012       1,120      9.63      to     11.21         10,476         0.45%      1.15% to 1.80%   26.38%       to    25.53%
12/31/2011       1,204      7.62      to      8.93          8,923         3.85%      1.15% to 1.80%   -7.75%       to    -8.32%
12/31/2010       1,072      8.26      to      7.98          8,623         5.58%      1.15% to 1.80%   15.85%       to    15.15%

INVESCO V.I. GOVERNMENT SECURITIES FUND, SERIES II SHARES, SUBACCOUNT(b)
12/31/2014       2,192   $ 10.61      to   $ 10.24       $ 23,219         2.93%      1.30% to 1.80%    2.51%       to     1.89%
12/31/2013       2,185     10.35      to     10.05         22,579         3.25%      1.30% to 1.80%   -4.08%       to    -4.47%
12/31/2012       2,260     10.79      to     10.52         24,349         3.00%      1.30% to 1.80%    0.75%       to     0.38%
12/31/2011       2,228     10.71      to     10.48         23,850         2.90%      1.30% to 1.80%    5.93%       to     4.80%
12/31/2010       1,097     10.11(d)   to      9.76(d)      11,049         6.65%      1.30% to 1.80%   -0.49%(d)    to    -2.40%(d)

INVESCO V.I. GROWTH AND INCOME, SERIES II SHARES, SUBACCOUNT
12/31/2014       4,018   $ 15.12      to   $ 15.79       $ 59,405         1.46%      1.15% to 1.80%    8.62%       to     8.00%
12/31/2013       4,690     13.92      to     14.62         63,949         1.26%      1.15% to 1.80%   32.19%       to    31.36%
12/31/2012       5,382     10.53      to     11.13         55,573         1.29%      1.15% to 1.80%   13.10%       to    12.20%
12/31/2011       5,861      9.31      to      9.92         53,651         1.06%      1.15% to 1.80%   -3.32%       to    -3.97%
12/31/2010       5,271      9.63      to      9.32         50,019         0.08%      1.15% to 1.80%   10.82%       to    10.17%

INVESCO V.I. MID CAP GROWTH, SERIES II SHARES, SUBACCOUNT
12/31/2014         950   $ 14.96      to   $ 15.35       $ 13,960         0.00%      1.15% to 1.80%    6.63%       to     5.79%
12/31/2013       1,122     14.03      to     14.51         15,524         0.22%      1.15% to 1.80%   34.90%       to    34.10%
12/31/2012       1,233     10.40      to     10.82         12,644         0.00%      1.15% to 1.80%   10.17%       to     9.74%
12/31/2011       1,326      9.44      to      9.86         12,354         0.00%      1.15% to 1.80%  -10.35%       to   -10.93%
12/31/2010       1,431     10.53      to     10.38         14,897         0.00%      1.15% to 1.80%   25.81%       to    25.06%

MFS(R) STRATEGIC INCOME PORTFOLIO, INITIAL CLASS, SUBACCOUNT (a)
12/31/2014          41   $ 21.93      to      (a)        $    892         3.17%           1.40%        1.81%       to     (a)
12/31/2013(h)       45   $ 21.54      to      (a)        $    965         8.51%           1.40%        2.18%       to     (a)

MFS(R) STRATEGIC INCOME SERIES, INITIAL CLASS, SUBACCOUNT (a)
12/31/2014           -   $     -      to      (a)        $      -         0.00%           0.00%        0.00%       to     (a)
12/31/2013(c)        -   $     -      to      (a)               -        12.27%           1.40%       -2.00%       to     (a)
12/31/2012          51     21.51      to      (a)           1,104         5.67%           1.40%        9.41%       to     (a)
12/31/2011          61     19.66      to      (a)           1,200         5.40%           1.40%        3.31%       to     (a)
12/31/2010          73     19.03      to      (a)           1,391         4.93%           1.40%        8.56%       to     (a)

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, NON-SERVICE SHARES, SUBACCOUNT (a)
12/31/2014         135   $  4.63      to      (a)        $    625         4.30%           1.40%        1.31%       to     (a)
12/31/2013         154      4.57      to      (a)             704         5.10%           1.40%       -1.72%       to     (a)
12/31/2012(f)      187      4.65      to      (a)             870         0.00%           1.40%        1.53%       to     (a)

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AS OF                                             FOR THE PERIOD ENDED
==================================================================    =============================================================
                                                                                           (2)                     (3)
                               UNIT FAIR VALUE               NET           (1)        EXPENSE RATIO         TOTAL RETURN FOR
                UNITS        LOWEST TO HIGHEST              ASSETS     INVESTMENT       LOWEST TO         LOWEST TO HIGHEST
               (000's)         EXPENSE RATIO               (000's)    INCOME RATIO       HIGHEST            EXPENSE RATIO
==================================================================    =============================================================
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA, SERVICE SHARES, SUBACCOUNT
12/31/2014       2,333   $ 11.58      to   $ 11.95       $ 26,393          0.94%     1.15% to 1.80%   -8.24%       to   -8.85%
12/31/2013       2,543     12.62      to     13.11         31,414          1.12%     1.15% to 1.80%   24.21%       to   23.68%
12/31/2012       2,893     10.16      to     10.60         28,810          1.15%     1.15% to 1.80%   20.38%       to   19.37%
12/31/2011       3,103      8.44      to      8.88         25,734          0.69%     1.15% to 1.80%   -8.66%       to   -9.20%
12/31/2010       2,926      9.24      to      9.04         26,614          0.83%     1.15% to 1.80%   13.24%       to   12.58%

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA, SERVICE SHARES, SUBACCOUNT
12/31/2014         931   $ 18.34      to   $ 18.48       $ 16,834          0.64%     1.15% to 1.80%   10.28%       to    9.61%
12/31/2013       1,089     16.63      to     16.86         17,880          0.71%     1.15% to 1.80%   39.05%       to   38.20%
12/31/2012       1,190     11.96      to     12.20         14,073          0.33%     1.15% to 1.80%   16.12%       to   15.64%
12/31/2011       1,359     10.30      to     10.55         13,846          0.38%     1.15% to 1.80%   -3.47%       to   -4.09%
12/31/2010       1,402     10.67      to     10.41         14,828          0.36%     1.15% to 1.80%   21.66%       to   20.91%

OPPENHEIMER MAIN STREET FUND(R) /VA, SERVICE SHARES, SUBACCOUNT
12/31/2014       1,960   $ 14.92      to   $ 15.72       $ 28,831          0.58%     1.15% to 1.80%    9.22%       to    8.26%
12/31/2013       2,322     13.66      to     14.52         31,357          0.86%     1.15% to 1.80%   29.97%       to   28.95%
12/31/2012       2,539     10.51      to     11.26         26,441          0.68%     1.15% to 1.80%   15.24%       to   14.55%
12/31/2011       2,998      9.12      to      9.83         27,138          0.59%     1.15% to 1.80%   -1.51%       to   -1.99%
12/31/2010       3,283      9.26      to      9.11         30,210          0.73%     1.15% to 1.80%   14.46%       to   13.73%

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO, ADVISOR CLASS, SUBACCOUNT
12/31/2014       2,146   $  5.13      to   $  4.70       $ 11,034          0.26%     1.15% to 1.80%  -19.59%       to  -20.20%
12/31/2013       2,077      6.38      to      5.89         13,304          1.64%     1.15% to 1.80%  -15.72%       to  -16.22%
12/31/2012       1,928      7.57      to      7.03         14,678          2.41%     1.15% to 1.80%    3.84%       to    3.38%
12/31/2011       1,890      7.29      to      6.80         13,866         13.66%     1.15% to 1.80%   -8.53%       to   -9.21%
12/31/2010       1,900      7.97      to      8.22         15,282         15.02%     1.15% to 1.80%   22.80%       to   22.14%

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED), ADVISOR CLASS, SUBACCOUNT
12/31/2014       2,548   $ 12.10      to   $ 11.65       $ 30,411          2.37%     1.15% to 1.80%    0.92%       to    0.43%
12/31/2013       2,632     11.99      to     11.60         31,160          0.95%     1.15% to 1.80%   -9.58%       to  -10.22%
12/31/2012       2,578     13.26      to     12.92         33,860          1.55%     1.15% to 1.80%    5.74%       to    4.87%
12/31/2011       2,763     12.54      to     12.32         34,414          2.44%     1.15% to 1.80%    6.27%       to    5.57%
12/31/2010       2,511     11.80      to     11.60         29,495          2.57%     1.15% to 1.80%   10.28%       to    9.54%

PIMCO TOTAL RETURN PORTFOLIO, ADVISOR CLASS, SUBACCOUNT
12/31/2014       4,928   $ 13.24      to   $ 12.99       $ 64,693          2.08%     1.15% to 1.80%    2.87%       to    2.20%
12/31/2013       5,486     12.87      to     12.71         70,050          2.09%     1.15% to 1.80%   -3.23%       to   -3.79%
12/31/2012       6,448     13.30      to     13.21         85,280          2.48%     1.15% to 1.80%    8.22%       to    7.57%
12/31/2011       6,884     12.29      to     12.28         84,284          2.51%     1.15% to 1.80%    2.33%       to    1.74%
12/31/2010       6,063     12.01      to     11.83         72,677          2.26%     1.15% to 1.80%    6.76%       to    6.10%

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AS OF                                             FOR THE PERIOD ENDED
==================================================================    =============================================================
                                                                                           (2)                     (3)
                               UNIT FAIR VALUE               NET           (1)        EXPENSE RATIO         TOTAL RETURN FOR
                UNITS        LOWEST TO HIGHEST              ASSETS     INVESTMENT       LOWEST TO         LOWEST TO HIGHEST
               (000's)         EXPENSE RATIO               (000's)    INCOME RATIO       HIGHEST            EXPENSE RATIO
==================================================================    =============================================================
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO, SUBACCOUNT (a)

12/31/2014         323   $ 19.36      to     (a)         $  6,254         0.99%          1.40%        -2.57%       to    (a)
12/31/2013         368     19.87      to     (a)            7,320         0.83%          1.40%        12.45%       to    (a)
12/31/2012         422     17.67      to     (a)            7,465         1.18%          1.40%        16.71%       to    (a)
12/31/2011         497     15.14      to     (a)            7,532         1.45%          1.40%       -14.07%       to    (a)
12/31/2010         572     17.62      to     (a)           10,079         0.90%          1.40%        12.88%       to    (a)

Ultra Series Aggressive Allocation Fund, Class I, Subaccount
12/31/2014       1,011   $ 11.45      to   $ 12.33       $ 11,996         1.73%      1.15% to 1.80%    6.12%       to    5.66%
12/31/2013       1,384     10.79      to     11.67         15,532         1.16%      1.15% to 1.80%   20.96%       to   19.94%
12/31/2012       1,741      8.92      to      9.73         16,070         2.09%      1.15% to 1.80%   10.12%       to    9.45%
12/31/2011       2,143      8.10      to      8.89         18,019         1.61%      1.15% to 1.80%   -0.61%       to   -1.33%
12/31/2010       2,291      8.15      to      7.84         19,373         1.62%      1.15% to 1.80%    9.84%       to    9.19%

ULTRA SERIES AGGRESSIVE ALLOCATION FUND, CLASS II, SUBACCOUNT (b)
12/31/2014          99   $ 18.27      to     (b)         $  1,810         1.65%          1.30%         5.91%       to    (b)
12/31/2013         111     17.25      to     (b)            1,911         0.90%          1.30%        20.63%       to    (b)
12/31/2012         134     14.30      to     (b)            1,921         2.09%          1.30%         9.66%       to    (b)
12/31/2011         137     13.04      to     (b)            1,786         1.60%          1.30%        -0.99%       to    (b)
12/31/2010         109     13.17      to     (b)            1,423         2.40%          1.30%         9.19%       to    (b)

ULTRA SERIES CORE BOND FUND, CLASS I, SUBACCOUNT
12/31/2014       6,636   $ 16.15      to   $ 11.70       $ 96,654         2.93%      1.15% to 1.80%    3.73%       to    3.27%
12/31/2013       8,140     15.57      to     11.33        114,400         2.93%      1.15% to 1.80%   -3.35%       to   -4.15%
12/31/2012      10,000     16.11      to     11.82        145,674         3.08%      1.15% to 1.80%    2.09%       to    1.29%
12/31/2011      11,621     15.78      to     11.67        166,744         3.64%      1.15% to 1.80%    5.48%       to    4.95%
12/31/2010      13,499     14.96      to     11.11        185,279         3.84%      1.15% to 1.80%    4.69%       to    4.03%

ULTRA SERIES CORE BOND FUND, CLASS II, SUBACCOUNT (b)
12/31/2014       1,951   $ 11.63      to   $ 11.22       $ 22,638         2.94%      1.30% to 1.80%    3.65%       to    3.03%
12/31/2013       2,007     11.22      to     10.89         22,484         3.15%      1.30% to 1.80%   -3.77%       to   -4.31%
12/31/2012       1,972     11.66      to     11.38         22,942         3.03%      1.30% to 1.80%    1.66%       to    1.16%
12/31/2011       2,133     11.47      to     11.25         24,420         3.81%      1.30% to 1.80%    5.13%       to    4.65%
12/31/2010       2,031     10.91      to     10.79         22,133         6.33%      1.30% to 1.80%    4.30%       to    3.75%

ULTRA SERIES CONSERVATIVE ALLOCATION FUND, CLASS I, SUBACCOUNT
12/31/2014       7,266   $ 12.35      to   $ 11.81       $ 90,931         2.07%      1.15% to 1.80%    4.93%       to    3.96%
12/31/2013       8,433     11.77      to     11.36        100,798         2.21%      1.15% to 1.80%    6.42%       to    5.87%
12/31/2012       9,959     11.06      to     10.73        111,994         3.71%      1.15% to 1.80%    7.69%       to    6.87%
12/31/2011      10,396     10.27      to     10.04        108,614         3.18%      1.15% to 1.80%    1.99%       to    1.41%
12/31/2010      12,301     10.07      to      9.73        126,312         3.99%      1.15% to 1.80%    7.13%       to    6.46%

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AS OF                                               FOR THE PERIOD ENDED
==================================================================    =============================================================
                                                                                           (2)                     (3)
                               UNIT FAIR VALUE               NET           (1)        EXPENSE RATIO         TOTAL RETURN FOR
                UNITS        LOWEST TO HIGHEST              ASSETS     INVESTMENT       LOWEST TO         LOWEST TO HIGHEST
               (000's)         EXPENSE RATIO               (000's)    INCOME RATIO       HIGHEST            EXPENSE RATIO
==================================================================    =============================================================
ULTRA SERIES CONSERVATIVE ALLOCATION FUND, CLASS II, SUBACCOUNT (b)
12/31/2014       2,583   $ 14.68      to   $ 13.75       $ 37,844         1.83%      1.30% to 1.80%    4.56%        to    3.93%
12/31/2013       2,859     14.04      to     13.23         40,068         2.04%      1.30% to 1.80%    5.88%        to    5.59%
12/31/2012       3,228     13.26      to     12.53         42,689         3.54%      1.30% to 1.80%    7.37%        to    6.64%
12/31/2011       3,508     12.35      to     11.75         43,196         3.46%      1.30% to 1.80%    1.65%        to    1.03%
12/31/2010       2,917     12.15      to     11.67         35,384         5.13%      1.30% to 1.80%    6.67%        to    6.19%

ULTRA SERIES DIVERSIFIED INCOME FUND, CLASS I, SUBACCOUNT
12/31/2014        7,781  $ 16.87      to   $ 14.27       $154,938         2.28%      1.15% to 1.80%    5.97%        to    5.24%
12/31/2013        9,012    15.92      to     13.56        168,653         2.29%      1.15% to 1.80%   14.78%        to   13.95%
12/31/2012        9,943    13.87      to     11.90        163,485         2.58%      1.15% to 1.80%    6.86%        to    6.16%
12/31/2011       11,665    12.98      to     11.21        179,929         2.84%      1.15% to 1.80%    6.66%        to    5.95%
12/31/2010       13,296    12.17      to     10.49        193,476         3.39%      1.15% to 1.80%   10.74%        to   10.07%

ULTRA SERIES DIVERSIFIED INCOME FUND, CLASS II, SUBACCOUNT (b)
12/31/2014       2,664   $ 16.86      to   $ 16.47       $ 44,772         2.19%      1.30% to 1.80%    5.51%        to    4.97%
12/31/2013       2,735     15.98      to     15.69         43,601         2.32%      1.30% to 1.80%   14.14%        to   13.70%
12/31/2012       2,499     14.00      to     13.80         34,908         2.68%      1.30% to 1.80%    6.46%        to    5.91%
12/31/2011       2,312     13.15      to     13.03         30,359         2.94%      1.30% to 1.80%    6.13%        to    5.68%
12/31/2010       1,801     12.39      to     12.16         22,284         5.25%      1.30% to 1.80%   10.33%        to    9.75%

ULTRA SERIES EQUITY INCOME FUND, CLASS II, SUBACOUNT (b)
12/31/2014           -   $     -      to   $     -       $      -         0.00%          0.00%         0.00%        to    0.00%
12/31/2013           -         -      to         -              -         0.00%          0.00%         0.00%        to    0.00%
12/31/2012(g)        -         -      to         -              -         0.00%          0.00%         0.00%        to    0.00%
12/31/2011         230     10.47      to      9.97          2,407         0.00%      1.30% to 1.80%   -0.48%        to   -0.89%
12/31/2010         161     10.52(d)   to     10.76(d)       1,689         0.00%      1.30% to 1.80%    5.20%(d)     to    7.60%(d)

ULTRA SERIES FOUNDATION ACCOUNT, CLASS I, SUBACCOUNT (a)
12/31/2014          34   $ 10.80      to      (a)        $    364         3.40%          1.30%         3.85%        to     (a)
12/31/2013          22     10.40      to      (a)             226         3.47%          1.30%        -3.61%        to     (a)
12/31/2012          19     10.79      to      (a)             210         4.60%          1.30%         2.08%        to     (a)
12/31/2011           8     10.57      to      (a)              81         3.64%          1.30%         5.28%        to     (a)
12/31/2010           4     10.04(d)   to      (a)              36         3.84%          1.30%         0.40%(d)     to     (a)

ULTRA SERIES FOUNDATION ACCOUNT, CLASS II, SUBACCOUNT (b)
12/31/2014       2,265   $ 10.85      to   $ 10.55       $ 24,525         2.96%      1.30% to 1.80%    3.63%        to    2.93%
12/31/2013       2,342     10.47      to     10.25         24,507         3.05%      1.30% to 1.80%   -3.86%        to   -4.21%
12/31/2012       2,438     10.89      to     10.70         26,513         3.15%      1.30% to 1.80%    1.68%        to    1.13%
12/31/2011       2,368     10.71      to     10.58         25,352         3.81%      1.30% to 1.80%    5.10%        to    4.65%
12/31/2010       1,333     10.19(d)   to     10.16(d)      13,578         6.33%      1.30% to 1.80%    1.90%(d)     to    1.60%(d)

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AS OF                                             FOR THE PERIOD ENDED
==================================================================    =============================================================
                                                                                           (2)                     (3)
                               UNIT FAIR VALUE               NET           (1)        EXPENSE RATIO         TOTAL RETURN FOR
                UNITS        LOWEST TO HIGHEST              ASSETS     INVESTMENT       LOWEST TO         LOWEST TO HIGHEST
               (000's)         EXPENSE RATIO               (000's)    INCOME RATIO       HIGHEST            EXPENSE RATIO
==================================================================    =============================================================
ULTRA SERIES HIGH INCOME FUND, CLASS I, SUBACCOUNT
12/31/2014       1,592   $ 21.52      to   $ 14.20       $ 29,284          5.61%     1.15% to 1.80%    0.56%        to    -0.14%
12/31/2013       1,949     21.40      to     14.22         35,886          6.12%     1.15% to 1.80%    4.19%        to     3.80%
12/31/2012       2,458     20.54      to     13.70         43,531          8.02%     1.15% to 1.80%    9.90%        to     9.25%
12/31/2011       2,885     18.69      to     12.54         46,839          6.64%     1.15% to 1.80%    3.78%        to     3.13%
12/31/2010       3,509     18.01      to     11.97         55,510          7.24%     1.15% to 1.80%   10.49%        to     9.82%

ULTRA SERIES HIGH INCOME FUND, CLASS II, SUBACCOUNT (b)
12/31/2014         446   $ 15.07      to   $ 14.29       $  6,685          5.89%     1.30% to 1.80%    0.13%        to    -0.42%
12/31/2013         461     15.05      to     14.35          6,906          6.58%     1.30% to 1.80%    3.72%        to     3.39%
12/31/2012         467     14.51      to     13.88          6,737          8.38%     1.30% to 1.80%    9.51%        to     9.03%
12/31/2011         471     13.25      to     12.73          6,213          7.42%     1.30% to 1.80%    3.43%        to     2.91%
12/31/2010         335     12.81      to     12.17          4,281         11.66%     1.30% to 1.80%    9.96%        to     9.54%

ULTRA SERIES INTERNATIONAL STOCK FUND, CLASS I, SUBACCOUNT (e)
12/31/2014       2,077   $ 17.10      to   $  9.07       $ 35,485          3.46%     1.15% to 1.80%   -7.82%        to    -8.57%
12/31/2013       2,426     18.55      to      9.92         45,090          0.19%     1.15% to 1.80%   19.52%        to    18.80%
12/31/2012       3,016     15.52      to      8.35         47,069          1.57%     1.15% to 1.80%   19.85%        to    19.12%
12/31/2011       3,730     12.95      to      7.01         48,681          1.73%     1.15% to 1.80%   -8.80%        to    -9.31%
12/31/2010       4,548     14.20      to      7.86         65,327          2.52%     1.15% to 1.80%    5.89%        to     5.22%

ULTRA SERIES INTERNATIONAL STOCK FUND, CLASS II, SUBACCOUNT(b),(e)
12/31/2014         998   $ 16.39      to   $ 14.59       $ 16,174          3.31%     1.30% to 1.80%   -8.13%        to    -8.76%
12/31/2013       1,084     17.84      to     15.99         19,134          0.00%     1.30% to 1.80%   18.85%        to    18.18%
12/31/2012       1,231     15.01      to     13.53         18,263          1.56%     1.30% to 1.80%   19.41%        to    18.79%
12/31/2011       1,239     12.57      to     11.39         15,408          1.84%     1.30% to 1.80%   -9.11%        to    -9.53%
12/31/2010         964     13.83      to     11.99         13,227          2.17%     1.30% to 1.80%    5.49%        to     4.99%

ULTRA SERIES LARGE CAP GROWTH FUND, CLASS I, SUBACCOUNT
12/31/2014       4,400   $ 13.63      to   $ 13.41       $ 90,923          0.63%     1.15% to 1.80%   10.90%        to    10.19%
12/31/2013       5,373     12.29      to     12.17         98,692          0.60%     1.15% to 1.80%   28.96%        to    28.24%
12/31/2012       6,830      9.53      to      9.49         95,590          0.74%     1.15% to 1.80%    9.92%        to     8.96%
12/31/2011       8,209      8.67      to      8.71        103,997          0.23%     1.15% to 1.80%   -2.25%        to    -2.90%
12/31/2010      10,066      8.87      to      9.01        128,268          0.55%     1.15% to 1.80%   10.88%        to    10.15%

ULTRA SERIES LARGE CAP GROWTH FUND, CLASS II, SUBACCOUNT (b)
12/31/2014       1,555   $ 20.86      to   $ 19.46       $ 32,169          0.49%     1.30% to 1.80%   10.37%        to     9.82%
12/31/2013       1,812     18.90      to     17.72         33,983          0.46%     1.30% to 1.80%   28.57%        to    27.67%
12/31/2012       1,995     14.70      to     13.88         29,101          0.65%     1.30% to 1.80%    9.38%        to     8.86%
12/31/2011       2,067     13.44      to     12.75         27,588          0.12%     1.30% to 1.80%   -2.75%        to    -3.12%
12/31/2010       1,511     13.82      to     12.52         20,779          0.66%     1.30% to 1.80%   10.47%        to     9.92%

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AS OF                                             FOR THE PERIOD ENDED
==================================================================    =============================================================
                                                                                           (2)                     (3)
                               UNIT FAIR VALUE               NET           (1)        EXPENSE RATIO         TOTAL RETURN FOR
                UNITS        LOWEST TO HIGHEST              ASSETS     INVESTMENT       LOWEST TO         LOWEST TO HIGHEST
               (000's)         EXPENSE RATIO               (000's)    INCOME RATIO       HIGHEST            EXPENSE RATIO
==================================================================    =============================================================
ULTRA SERIES LARGE CAP VALUE FUND, CLASS I, SUBACCOUNT
12/31/2014       6,208   $ 15.00      to   $ 12.10       $ 135,929        1.26%      1.15% to 1.80%   11.11%        to    10.20%
12/31/2013       7,491     13.50      to     10.98         145,589        1.47%      1.15% to 1.80%   28.57%        to    27.67%
12/31/2012       9,525     10.50      to      8.60         141,016        1.98%      1.15% to 1.80%   10.64%        to     9.83%
12/31/2011      11,514      9.49      to      7.83         152,850        1.91%      1.15% to 1.80%    6.15%        to     5.38%
12/31/2010      14,564      8.94      to      7.51         178,892        1.84%      1.15% to 1.80%    7.07%        to     6.37%

ULTRA SERIES LARGE CAP VALUE FUND, CLASS II, SUBACCOUNT (b)
12/31/2014         306   $ 22.00      to   $ 20.61       $   6,700        1.13%      1.30% to 1.80%   10.72%        to    10.21%
12/31/2013         348     19.87      to     18.70           6,875        1.35%      1.30% to 1.80%   28.03%        to    27.47%
12/31/2012         381     15.52      to     14.67           5,882        1.92%      1.30% to 1.80%   10.15%        to     9.48%
12/31/2011         407     14.09      to     13.40           5,697        1.94%      1.30% to 1.80%    5.70%        to     5.26%
12/31/2010         403     13.33      to     12.27           5,348        2.18%      1.30% to 1.80%    6.64%        to     6.14%

ULTRA SERIES MID CAP FUND, CLASS I, SUBACCOUNT (e)
12/31/2014       3,628   $ 25.92      to   $ 13.97       $  90,730        0.04%      1.15% to 1.80%    8.59%        to     7.79%
12/31/2013       4,405     23.87      to     12.96         101,247        0.01%      1.15% to 1.80%   27.72%        to    26.93%
12/31/2012       5,447     18.69      to     10.21          97,582        0.28%      1.15% to 1.80%   14.87%        to    14.33%
12/31/2011       6,949     16.27      to      8.93         108,038        0.18%      1.15% to 1.80%    3.30%        to     2.64%
12/31/2010       8,507     15.75      to      8.82         128,952        0.37%      1.15% to 1.80%   18.78%        to    17.91%

ULTRA SERIES MID CAP FUND, CLASS II, SUBACCOUNT(b),(e)
12/31/2014         642   $ 23.58      to   $ 22.61       $  15,067        0.00%      1.30% to 1.80%    8.17%        to     7.56%
12/31/2013         726     21.80      to     21.02          15,762        0.00%      1.30% to 1.80%   27.19%        to    26.78%
12/31/2012         816     17.14      to     16.58          13,927        0.16%      1.30% to 1.80%   14.42%        to    13.80%
12/31/2011         889     14.98      to     14.57          13,270        0.03%      1.30% to 1.80%    2.88%        to     2.39%
12/31/2010         822     14.56      to     13.67          11,938        0.28%      1.30% to 1.80%   18.28%        to    17.74%

ULTRA SERIES MODERATE ALLOCATION FUND, CLASS I, SUBACCOUNT
12/31/2014      11,655   $ 11.96      to   $ 10.99       $ 144,208        1.94%      1.15% to 1.80%    5.56%        to     5.07%
12/31/2013      13,879     11.33      to     10.46         163,157        1.81%      1.15% to 1.80%   14.33%        to    13.70%
12/31/2012      15,652      9.91      to      9.20         160,895        2.85%      1.15% to 1.80%    9.26%        to     8.49%
12/31/2011      18,127      9.07      to      8.48         170,653        2.50%      1.15% to 1.80%    0.89%        to     0.24%
12/31/2010      20,184      8.99      to      8.60         188,461        2.98%      1.15% to 1.80%    8.97%        to     8.31%

ULTRA SERIES MODERATE ALLOCATION FUND, CLASS II, SUBACCOUNT (b)
12/31/2014       2,041   $ 16.77      to   $ 15.87       $  34,147        1.74%      1.30% to 1.80%    5.34%        to     4.61%
12/31/2013       2,200     15.92      to     15.17          34,964        1.56%      1.30% to 1.80%   13.96%        to    13.29%
12/31/2012       2,478     13.97      to     13.39          34,571        2.75%      1.30% to 1.80%    8.72%        to     8.25%
12/31/2011       2,795     12.85      to     12.37          35,869        2.44%      1.30% to 1.80%    0.47%        to     0.00%
12/31/2010       2,481     12.79      to     12.23          31,681        4.08%      1.30% to 1.80%    8.57%        to     7.94%

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AS OF                                             FOR THE PERIOD ENDED
==================================================================    =============================================================
                                                                                           (2)                     (3)
                               UNIT FAIR VALUE               NET           (1)        EXPENSE RATIO         TOTAL RETURN FOR
                UNITS        LOWEST TO HIGHEST              ASSETS     INVESTMENT       LOWEST TO         LOWEST TO HIGHEST
               (000's)         EXPENSE RATIO               (000's)    INCOME RATIO       HIGHEST            EXPENSE RATIO
==================================================================    =============================================================
ULTRA SERIES MONEY MARKET FUND, CLASS I, SUBACCOUNT
12/31/2014       1,250   $ 10.50      to   $  8.51       $ 13,739         0.00%      1.15% to 1.80%   -1.13%        to    -7.10%
12/31/2013       2,609     10.62      to      9.16         27,963         0.00%      1.15% to 1.80%   -1.12%        to    -1.61%
12/31/2012       3,554     10.74      to      9.31         38,481         0.00%      1.15% to 1.80%   -1.11%        to    -1.69%
12/31/2011       4,585     10.86      to      9.47         50,141         0.00%      1.15% to 1.80%   -1.18%        to    -1.76%
12/31/2010       5,161     10.99      to      9.65         57,513         0.00%      1.15% to 1.80%   -1.17%        to    -1.73%

ULTRA SERIES MONEY MARKET FUND, CLASS II, SUBACCOUNT (b)
12/31/2014         187   $  9.26      to   $  9.56       $  1,728         0.00%      1.30% to 1.80%   -1.28%        to    -1.75%
12/31/2013         184      9.38      to      9.73          1,730         0.00%      1.30% to 1.80%   -1.26%        to    -1.82%
12/31/2012         176      9.50      to      9.91          1,676         0.00%      1.30% to 1.80%   -1.25%        to    -0.90%
12/31/2011         102      9.62      to         -            979         0.00%          1.30%        -1.33%        to     0.00%
12/31/2010          59      9.75      to      9.95            577         0.00%          1.30%        -1.42%        to    -0.50%

ULTRA SERIES SMALL CAP FUND, CLASS I, SUBACCOUNT (e)
12/31/2014         255   $ 16.99      to   $ 17.57       $  4,326         0.70%      1.15% to 1.80%    6.39%        to     5.72%
12/31/2013         311     15.97      to     16.62          4,964         0.32%      1.15% to 1.80%   31.33%        to    30.56%
12/31/2012         360     12.16      to     12.73          4,389         1.14%      1.15% to 1.80%   14.18%        to    13.36%
12/31/2011         437     10.65      to     11.23          4,669         0.35%      1.15% to 1.80%   -0.19%        to    -0.88%
12/31/2010         508     10.67      to     11.52          5,443         0.75%      1.15% to 1.80%   25.23%        to    24.54%

ULTRA SERIES SMALL CAP FUND, CLASS II, SUBACCOUNT (b),(e)
12/31/2014          64   $ 25.48      to   $ 24.62       $  1,634         0.47%      1.30% to 1.80%    5.81%        to     5.35%
12/31/2013          74     24.08      to     23.37          1,775         0.05%      1.30% to 1.80%   30.87%        to    30.12%
12/31/2012          81     18.40      to     17.96          1,486         1.06%      1.30% to 1.80%   13.65%        to    12.96%
12/31/2011          87     16.19      to     15.90          1,401         0.26%      1.30% to 1.80%   -0.61%        to    -1.12%
12/31/2010          85     16.29      to     15.02          1,385         0.68%      1.30% to 1.80%   24.83%        to    24.23%

(1) The Investment Income Ratio represents dividends received by the subaccount, excluding capital gains distributions, divided by the average net assets for the period indicated. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The Expense Ratio represents the annualized contract expenses of the respective contract of the Account, consisting primarily of mortality and expense risk charges, as defined in the Account Charges note. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The Total Return represents the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period shown and, accordingly, is not annualized for periods less than one year. As the total return for each of the periods is presented as a range of lowest to highest percentages based on the product grouping representing the lowest and highest expense ratio amounts, some individual contract total returns are not within the ranges presented.

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS (CONTINUED)

(a) This subaccount is only available in the MEMBERS Variable Annuity product that offers one class and expense ratio, therefore a range of lowest to highest is not presented.

(b) This subaccount is only available in the MEMBERS Variable Annuity III product that offers multiple classes and expense ratios, therefore a range of lowest to highest is presented if contract owners have invested in multiple classes for the respective subaccount.

(c) For the period of January 1, 2013 to August 16, 2013.

(d) For the period of May 1, 2010 to December 31, 2010.

(e) Effective as of May 1, 2010 the Ultra Series Mid Cap Growth Class I,
    Ultra Series Small Cap Growth Class I and the Ultra Series Global Securities Class I subaccounts reorganized into the Ultra Series Mid Cap Value Class I, Ultra Series Small Cap Value Class I and the Ultra Series International Stock Class I subaccounts, respectively. Subsequently, the Ultra Series Mid Cap Value and the Ultra Series Small Cap Value subaccounts changed their names to the Ultra Series Mid Cap and the Ultra Series Small Cap subaccounts, respectively. The Ultra Series Mid Cap subaccount's performance prior to May 1, 2010 is based on the accounting predecessor, the Ultra Series Mid Cap Growth subacount. The Ultra Series Small Cap subaccount's performance prior to May 1, 2010 is based on the predecessor, the Ultra Series Small Cap Value subaccount. The Ultra Series Global Cap subaccount's performance prior to May 1, 2010 is based on the predecessor, the Ultra Series International subaccount.

(f) For the period of October 26, 2012 to December 31, 2012.

(g) Ceased operations on July 31, 2012 (fund liquidated).

(h) For the period of August 16, 2013 to December 31, 2013.

(8) SUBSEQUENT EVENTS

    The Account evaluated subsequent events through the date the financial statements were issued. During this period, there were no significant subsequent events that required adjustment to or disclosure in the accompanying financial statements.

CMFG LIFE INSURANCE COMPANY
AND SUBSIDIARIES

CONSOLIDATED FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2014 AND 2013 AND FOR THE
THREE YEARS ENDED DECEMBER 31, 2014
AND INDEPENDENT AUDITORS' REPORT

                                                         TABLE OF CONTENTS
-----------------------------------------------------------------------------------------------------------------------------------
Independent Auditors' Report..................................................................................................   1
Consolidated Balance Sheets as of December 31, 2014 and 2013..................................................................   3
Consolidated Statements of Comprehensive Income (Loss) for the Years Ended December 31, 2014, 2013 and 2012...................   5
Consolidated Statements of Stockholder's Equity for the Years Ended December 31, 2014, 2013 and 2012..........................   7
Consolidated Statements of Cash Flows for the Years Ended December 31, 2014, 2013 and 2012....................................   8
Notes to the Consolidated Financial Statements
        Note 1--General.......................................................................................................  10
        Note 2--Summary of Significant Accounting Policies....................................................................  10
        Note 3--Investments, Debt Securities..................................................................................  25
        Note 3--Investments, Equity Securities................................................................................  26
        Note 3--Investments, Mortgage Loans...................................................................................  26
        Note 3--Investments, Real Estate......................................................................................  30
        Note 3--Investments, Equity in Unconsolidated Affiliates..............................................................  31
        Note 3--Investments, Limited Partnerships.............................................................................  32
        Note 3--Investments, Short-Term Investments...........................................................................  33
        Note 3--Investments, Other Invested Assets............................................................................  34
        Note 3--Investments, Net Investment Income............................................................................  35
        Note 3--Investments, Net Realized Investment Gains (Losses)...........................................................  36
        Note 3--Investments, Other-Than-Temporary Investment Impairments......................................................  37
        Note 3--Investments, Net Unrealized Investment Gains..................................................................  39
        Note 3--Investments, Investment Credit Risk...........................................................................  43
        Note 3--Investments, Derivative Financial Instruments.................................................................  43
        Note 3--Investments, Embedded Derivatives.............................................................................  47
        Note 3--Investments, Asset Restrictions...............................................................................  48
        Note 3--Investments, Securities on Deposit/Assets Designated..........................................................  48
        Note 4--Fair Value....................................................................................................  48
        Note 5--Income Tax....................................................................................................  60
        Note 6--Reinsurance...................................................................................................  64
        Note 7--Deferred Policy Acquisition Costs.............................................................................  66
        Note 8--Liability for Claim Reserves..................................................................................  67
        Note 9--Benefit Plans.................................................................................................  68
        Note 10--Statutory Financial Data and Dividend Restrictions...........................................................  74
        Note 11--Notes and Interest Payable...................................................................................  75
        Note 12--Accumulated Other Comprehensive Income.......................................................................  78
        Note 13--Commitments and Contingencies................................................................................  80
        Note 14--Discontinued Operations......................................................................................  82
        Note 15--Subsequent Events............................................................................................  85

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of CMFG Life Insurance Company:

We have audited the accompanying consolidated financial statements of CMFG Life Insurance Company and its subsidiaries (the "Company"), which comprise the consolidated balance sheets as of December 31, 2014 and 2013, and the related consolidated statements of comprehensive income (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2014, and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE CONSOLIDATED FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. In 2012, we did not audit the financial statements of the Company's 50% equity investment in CMG Mortgage Insurance Company and CMG Mortgage Assurance Company (collectively, "CMG"), which were accounted for under the equity method. The Company's equity in the net loss of CMG was $12 million for the year ended December 31, 2012. In 2012, the financial statements of CMG were audited by other auditors whose report had been furnished to us, and our opinion, insofar as it related to the amounts related to CMG obtained from such financial statements and used by the Company to determine its share of equity in net loss of CMG was based solely on the report of other auditors. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, based on our audits and the report of the other auditors, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of CMFG Life Insurance Company and its subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014 in accordance with accounting principles generally accepted in the United States of America.

EMPHASIS-OF-MATTER

As discussed in Note 14 to the financial statements, in 2014, the Company reached an agreement to sell Producers Ag Insurance Group, Inc. ("PAIG") and its subsidiaries. As a result of the strategic shift to exit the crop insurance business, the Company's assets and liabilities of the crop insurance business have been presented as discontinued operations within the consolidated balance sheets and the results of their operations and their cash flows have been presented as discontinued operations for all comparative periods presented. Our opinion is not modified with respect to this matter.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
March 4, 2015

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2014 and 2013
($ in 000s)

================================================================================

                                 ASSETS                                      2014             2013
------------------------------------------------------------------------------------------------------
CASH AND INVESTMENTS
   Debt securities, available for sale, at fair value
     (amortized cost 2014 - $8,523,778; 2013 - $8,029,561)             $    9,106,654   $   8,319,692
   Equity securities, available for sale, at fair value
     (cost 2014 - $111,898; 2013 - $55,204)                                   117,076          53,148
   Mortgage loans, less valuation allowance                                 1,455,472       1,378,374
   Real estate held for the production of income,
     at cost less accumulated depreciation                                     49,778          53,037
   Real estate held-for-sale, at cost less accumulated depreciation             3,218               -
   Policy loans                                                               103,921         103,020
   Equity in unconsolidated affiliates                                              -          81,917
   Limited partnerships (includes $736,644 and $0,
     respectively, relating to variable interest entities)                    751,047         644,318
   Short-term investments                                                       1,027             988
   Student loans, at fair value                                                17,218          19,046
   Other invested assets                                                      127,337         117,165
------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS                                                       11,732,748      10,770,705

   Cash and cash equivalents (includes $13,444 and $0,
     respectively, relating to variable interest entities)                    275,869         316,407
------------------------------------------------------------------------------------------------------

TOTAL CASH AND INVESTMENTS                                                 12,008,617      11,087,112

   Accrued investment income                                                  107,991         105,322
   Premiums receivable, net                                                   269,015         250,673
   Reinsurance recoverables                                                   129,416         123,155
   Receivable from the Federal Crop Insurance Corporation                           -               -
   Net federal income taxes recoverable                                             -          30,103
   Deferred policy acquisition costs                                          417,399         414,329
   Office properties, equipment and computer software, at cost less
     accumulated depreciation                                                 159,978         159,207
   Net deferred tax asset                                                           -               -
   Goodwill, net                                                               34,879          35,535
   Intangible assets, net                                                       5,228           7,243
   Other assets and receivables (includes $2,777 and $0,
     respectively, relating to variable interest entities)                    165,492         109,956
   Assets of discontinued operations (Note 14)                                503,017         541,231
   Separate account assets                                                  3,873,407       4,632,123
------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                           $   17,674,439   $  17,495,989
======================================================================================================

--------------------------------------------------------------------------------
See accompanying notes to the consolidated financial statements.               3

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Balance Sheets, continued
December 31, 2014 and 2013
($ in 000s)

================================================================================

                    LIABILITIES AND STOCKHOLDER'S EQUITY                    2014             2013
------------------------------------------------------------------------------------------------------
LIABILITIES
   Policyholder account balances                                       $    5,210,464   $   5,165,348
   Claim and policy benefit reserves - life and health                      3,312,076       3,066,210
   Loss and loss adjustment expense reserves - property and casualty          413,996         399,661
   Unearned premiums                                                          437,216         412,511
   Notes and interest payable (includes $107,369 and $0,
     respectively, relating to variable interest entities)                    393,261         243,004
   Dividends payable to policyholders                                          13,542          14,229
   Reinsurance payable                                                         73,926          68,059
   Net deferred tax liability                                                 107,563             822
   Net federal income taxes payable                                             2,412               -
   Accrued pension and postretirement benefit liability                       187,778         175,539
   Accounts payable and other liabilities (includes $689 and $0,
     respectively, relating to variable interest entities)                    517,875         513,962
   Liabilities of discontinued operations (Note 14)                           434,649         457,390
   Separate account liabilities                                             3,873,407       4,632,123
------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                          14,978,165      15,148,858
------------------------------------------------------------------------------------------------------

COMMITMENTS AND CONTINGENCIES (NOTE 13)

STOCKHOLDER'S EQUITY
   Common stock, $1 par value, authorized 7,500 shares;
     issued and outstanding 7,500 shares                                        7,500           7,500
   Additional paid in capital                                                  15,000          15,000
   Retained earnings                                                        2,472,971       2,268,154
   Accumulated other comprehensive income, net
     of tax expense (2014 - $115,968; 2013 - $38,073)                         200,803          56,477
------------------------------------------------------------------------------------------------------

TOTAL STOCKHOLDER'S EQUITY                                                  2,696,274       2,347,131
------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                             $   17,674,439   $  17,495,989
======================================================================================================

--------------------------------------------------------------------------------
See accompanying notes to the consolidated financial statements.               4

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income (Loss)
Years Ended December 31, 2014, 2013 and 2012
($ in 000s)

================================================================================

                                                                         2014          2013          2012
------------------------------------------------------------------------------------------------------------
REVENUES
  Life and health premiums, net                                     $ 1,363,235   $ 1,339,149   $ 1,292,011
  Contract charges                                                       81,919        84,378        85,418
  Property and casualty premiums, net                                   713,339       660,604       578,269
  Net investment income                                                 561,953       551,949       522,670
  Net realized investment gains (losses)
     Total other-than-temporary impairments                                  32         4,296       (27,076)
     Portion of (gains) losses recognized
        in other comprehensive income (loss)                             (1,151)      (17,822)      (20,116)
                                                                    -----------------------------------------
     Net other-than-temporary impairment losses
        recognized in operations                                         (1,119)      (13,526)      (47,192)
     Sales and other realized investment gains                           12,717        24,317        34,046
                                                                    -----------------------------------------
        Total net realized investment gains (losses)                     11,598        10,791       (13,146)
  Commission and fee income                                             301,389       293,671       268,607
  Other income                                                           48,692        35,563        35,665
-------------------------------------------------------------------------------------------------------------

TOTAL REVENUES                                                        3,082,125     2,976,105     2,769,494
-------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
  Life and health insurance claims and benefits, net                    893,895       870,596       868,414
  Property and casualty insurance loss and loss
     adjustment expenses, net                                           451,202       418,798       379,876
  Interest credited to policyholder account balances                    129,107       161,508       160,118
  Policyholder dividends                                                 24,947        29,404        30,868
  Operating and other expenses                                        1,231,980     1,212,550     1,100,404
-------------------------------------------------------------------------------------------------------------

TOTAL BENEFITS AND EXPENSES                                           2,731,131     2,692,856     2,539,680
-------------------------------------------------------------------------------------------------------------

INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES
  AND EQUITY OF UNCONSOLIDATED AFFILIATES                               350,994       283,249       229,814

  Income tax expense                                                    108,562        87,942        49,994
-------------------------------------------------------------------------------------------------------------

INCOME FROM CONTINUING OPERATIONS BEFORE
  EQUITY OF UNCONSOLIDATED AFFILIATES                                   242,432       195,307       179,820

  Equity (loss) of unconsolidated affiliates, net of tax (benefit)
     (2014 - $58; 2013 - $1,319; 2012 - ($6,663))                           107         2,470       (12,283)
-------------------------------------------------------------------------------------------------------------

INCOME FROM CONTINUING OPERATIONS                                       242,539       197,777       167,537
-------------------------------------------------------------------------------------------------------------

                                                                                                 (continued)

--------------------------------------------------------------------------------
See accompanying notes to the consolidated financial statements.               5

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income (Loss), continued
Years Ended December 31, 2014, 2013 and 2012
($ in 000s)

================================================================================

                                                                                 2014          2013          2012
---------------------------------------------------------------------------------------------------------------------
INCOME FROM CONTINUING OPERATIONS                                            $   242,539   $   197,777   $  167,537

  Loss from discontinued operations, net of tax (benefit)
    (2014 - ($15,521); 2013 - ($18,951); 2012 - ($20,285)) (Note 14)             (37,722)      (35,595)     (17,093)
---------------------------------------------------------------------------------------------------------------------

NET INCOME                                                                       204,817       162,182      150,444
---------------------------------------------------------------------------------------------------------------------

  Foreign currency translation adjustment, net of tax expense (benefit) -
    (2014 - ($69); 2013 - $10,420; 2012 - ($293))                                 (1,859)       24,524          (35)
  Change in unrealized gains (losses), net of tax expense (benefit) -
    (2014 - $108,066; 2013 - ($155,627); 2012 - $143,776)                        201,280      (290,522)     266,371
  Reclassification adjustment for (gains) losses
    included in net income, net of tax expense (benefit) -
    (2014 - ($8,710); 2013 - ($13,900); 2012 - ($16,106))                        (16,176)      (25,815)     (29,912)
  Change in pension liability, net of tax expense (benefit) -
    (2014 - ($21,387); 2013 - $22,687; 2012 - ($8,043))                          (39,719)       42,897      (14,938)
  Change in discontinued operations, net of tax expense (benefit)
    (2014 - ($5); 2013 - $297; 2012 - ($256))                                        800          (290)        (476)
  Reclassification of accumulated other comprehensive income of
    discontinued operations                                                            -             -      (11,933)
---------------------------------------------------------------------------------------------------------------------

OTHER COMPREHENSIVE INCOME (LOSS)                                                144,326      (249,206)     209,077
---------------------------------------------------------------------------------------------------------------------

TOTAL COMPREHENSIVE INCOME (LOSS)                                            $   349,143   $   (87,024)  $  359,521
=====================================================================================================================

--------------------------------------------------------------------------------
See accompanying notes to the consolidated financial statements.               6

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2014, 2013 and 2012
($ in 000s)

================================================================================

                                                                       Accumulated
                                             Additional                   Other         Total
                                   Common      Paid in     Retained   Comprehensive  Stockholder's
                                   Stock       Capital     Earnings      Income          Equity
---------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2011        $   7,500  $   15,000  $ 1,978,370  $     96,606  $    2,097,476

  Net income                              -           -      150,444             -         150,444
  Other comprehensive income              -           -            -       209,077         209,077
  Dividends declared                      -           -      (21,842)            -         (21,842)
---------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2012            7,500      15,000    2,106,972       305,683       2,435,155

  Net income                              -           -      162,182             -         162,182
  Other comprehensive income              -           -            -      (249,206)       (249,206)
  Dividends declared                      -           -       (1,000)            -          (1,000)
---------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2013            7,500      15,000    2,268,154        56,477       2,347,131

  Net income                              -           -      204,817             -         204,817
  Other comprehensive income              -           -            -       144,326         144,326
---------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2014        $   7,500  $   15,000  $ 2,472,971  $    200,803  $    2,696,274
===================================================================================================

--------------------------------------------------------------------------------
See accompanying notes to the consolidated financial statements.               7

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years Ended December 31, 2014, 2013 and 2012
($ in 000s)

================================================================================

                                                                        2014            2013            2012
-----------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM CONTINUING OPERATING ACTIVITIES
 Income from continuing operations                                  $   242,539     $   197,777     $   167,537
   Adjustments to reconcile income from continuing operations to net cash provided by continuing operating activities:
     Undistributed income of limited partnerships                       (11,712)        (25,612)        (16,390)
     Net realized investment (gains) losses                             (11,598)        (10,791)         13,146
     Undistributed (income) losses of unconsolidated subsidiaries          (107)         (2,470)         12,283
     Amortization of deferred policy acquisition costs                  295,633         294,243         283,334
     Policy acquisition costs deferred                                 (330,349)       (304,395)       (280,339)
     Depreciation of office properties, equipment,
        software and real estate                                         30,821          28,868          28,455
     Amortization of intangible assets                                    1,339           1,478           1,242
     Amortization of bond premium and discount                           (2,551)         (7,837)          3,445
     Premium deficiency - loss recognition event                         30,917               -               -
     Deferred income taxes                                               29,492          61,183          42,597
     Policyholder charges on investment-type contracts                  (24,382)        (25,646)        (24,656)
     Interest credited to policyholder account balances                 129,107         161,508         160,118
     Impairment of goodwill                                                   -               -           1,780
     Gain on sale of product lines                                       (4,125)              -               -
 Changes in other assets and liabilities
   Accrued investment income                                             (2,626)         (1,157)         (6,224)
   Premiums receivable                                                  (18,418)        (26,986)         (5,827)
   Reinsurance recoverables                                              (6,257)         (4,464)        (12,472)
   Accrued income taxes                                                  32,465          14,735         (14,896)
   Other assets and receivables                                          (1,247)        (19,687)         (5,234)
   Insurance reserves                                                   239,075         202,275         281,187
   Unearned premiums                                                     25,155          28,460          28,022
   Reinsurance payable                                                    5,859           7,807           7,693
   Accounts payable and other liabilities                               (35,303)         86,020          30,416
-----------------------------------------------------------------------------------------------------------------

NET CASH PROVIDED BY CONTINUING OPERATING ACTIVITIES                    613,727         655,309         695,217
-----------------------------------------------------------------------------------------------------------------

                                                                                                (continued)

--------------------------------------------------------------------------------
See accompanying notes to the consolidated financial statements.               8

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flows, continued
Years Ended December 31, 2014, 2013 and 2012
($ in 000s)

================================================================================

                                                               2014              2013             2012
-----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES
  Purchases of investments
      Debt securities                                     $  (1,252,389)   $  (1,377,621)   $  (1,677,802)
      Equity securities                                         (60,195)         (19,867)         (22,628)
      Mortgage loans                                           (390,364)        (405,857)        (311,611)
      Real estate                                                (4,632)          (2,690)          (3,337)
      Short-term investments                                    (20,045)              (9)          (1,139)
      Limited partnerships                                     (206,272)        (137,228)        (164,367)
      Other invested assets                                    (221,263)        (219,030)        (321,961)
  Proceeds on sale or maturity of investments
      Debt securities                                           785,154        1,008,635        1,368,791
      Equity securities                                           3,816            3,543            5,591
      Mortgage loans                                            312,099          176,250          118,650
      Real estate                                                 1,880           20,332            5,728
      Short-term investments                                     20,009              992            7,135
      Limited partnerships                                      111,620          122,602           76,707
      Other invested assets                                     234,296          254,194          309,135
  Purchases of office properties, equipment, and
      computer software, net                                    (31,545)         (23,803)         (34,605)
  Investment in unconsolidated affiliates                             -           (1,500)               -
  Proceeds from sales of unconsolidated affiliates
      and product lines                                          74,385                -                -
  Change in policy loans and other, net                            (894)           1,131             (324)
-----------------------------------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES                          (644,340)        (599,926)        (646,037)
-----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account deposits                               1,318,190          819,701          692,556
  Policyholder account withdrawals                           (1,422,696)        (916,688)        (734,772)
  Notes payable - borrowings                                    420,000          115,000          182,000
  Notes payable - repayments                                   (273,018)         (86,000)         (67,133)
  Change in bank overdrafts                                     (15,124)          13,118              968
  Capital lease payments                                        (11,365)         (11,020)          (8,279)
  Cash holdings of entity dividended to parent                        -          (15,590)               -
  Dividend to parent                                                  -                -                -
  Proceeds from sale-leaseback                                        -            4,123            9,840
  Payment of debt financing costs                                (3,185)               -                -
-----------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                        12,802          (77,356)          75,180
-----------------------------------------------------------------------------------------------------------

CHANGE IN CASH AND CASH EQUIVALENTS                             (17,811)         (21,973)         124,360
CASH FLOW FROM DISCONTINUED OPERATIONS (NOTE 14)                (21,449)        (101,271)          49,716
EFFECT OF FOREIGN EXCHANGE RATE ON CASH                          (1,278)           3,956               48
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR                  316,407          435,695          261,571
-----------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                  $     275,869    $     316,407    $     435,695
===========================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH INFORMATION
  Cash paid during the year for interest                  $      10,840    $      10,212    $      10,791
  Cash paid during the year for income taxes                     46,420           10,917           26,472
===========================================================================================================

--------------------------------------------------------------------------------
See accompanying notes to the consolidated financial statements.               9

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NOTE 1: GENERAL

NATURE OF BUSINESS

CMFG Life Insurance Company ("CMFG Life" or, with its subsidiaries, the "Company") is a life insurance company organized under the laws of Iowa for the principal purpose of serving the insurance needs of credit unions and their members. Its primary products include group credit life and group credit disability sold to credit unions; retirement plans and group life and disability products for credit union employees; and life, health and annuity policies for credit union members. CMFG Life is an indirect, wholly-owned subsidiary of CUNA Mutual Holding Company ("CMHC"), a mutual holding company. The Company markets its products for credit union members through face-to-face and direct response distribution systems, while group products are sold primarily by salaried representatives. The Company is also engaged in the business of property and casualty insurance, retail investment brokerage, private mortgage insurance, and other businesses useful to credit unions and their members and retirement plan services.

The Company is licensed to sell insurance in all 50 states and the District of Columbia and most of its revenue and the revenues of its affiliated companies are generated in the United States. It also conducts business in foreign countries through branch offices or subsidiaries. None of these foreign operations and no individual state in the United States represent more than 10%, 9% and 8% of the Company's premiums for the years ended December 31, 2014, 2013 and 2012, respectively.

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). All intercompany accounts and transactions have been eliminated. Effective January 1, 2015, the Company sold its crop insurance business and is presented as discontinued operations in the consolidated financial statements. See Note 14 for details.

The Company consolidates a variable interest entity ("VIE") when it is the primary beneficiary. A primary beneficiary is the entity with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE.

USE OF ESTIMATES

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and, in some cases, the difference could be material. Investment valuations, determinations of other-than-temporary impairments, deferral of policy acquisition costs and the related amortization and recoverability, embedded derivatives, valuation of goodwill and intangible assets, deferred tax asset valuation reserves, insurance liabilities, reinsurance balances and pension and postretirement obligations are most affected by the use of estimates and assumptions.

INVESTMENTS

Investments in debt securities, including bonds and redeemable preferred stocks, and investments in equity securities, including common stocks and non-redeemable preferred stocks, are classified as available for sale and are carried at fair value.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Unrealized gains and losses on investments in debt and equity securities, net of any deferred federal income taxes, are included in accumulated other comprehensive income as a separate component of stockholder's equity unless designated as a hedged item in a fair value hedge.

Debt securities: A debt security is considered other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company's anticipated holding period of the security. If a credit loss exists, but the Company does not intend to sell the impaired debt security and is not more likely than not to be required to sell before recovery, it is required to bifurcate the impairment into the loss that is attributable to credit and non-credit related loss. The credit portion of the other-than-temporary impairment ("OTTI") is the difference between the present value of the expected future cash flows and amortized cost. Only the estimated credit loss amount is recognized in net realized investment gains (losses), with the remainder of the loss amount recognized in other comprehensive income
(loss). If the Company intends to sell the security or it is more likely than not that the Company will be required to sell before anticipated recovery in value, the Company records a realized loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis. In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer's business and industry sector, credit ratings, and the intent and ability of the Company to hold the investment until the fair value has recovered to at least its cost basis.

Equity securities: An equity security is considered other-than-temporarily impaired, and its cost basis written down to fair value with the OTTI loss being recognized in net realized investment gains (losses), when management expects the cost basis not to be recoverable. In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer's business and industry sector, credit ratings, and the intent and ability of the Company to hold the investment until the fair value has recovered to at least its cost basis.

Mortgage loans: Mortgage loans held for investment are generally carried at their aggregate unpaid principal balance, adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. The loan portfolio consists mainly of commercial mortgage loans made to borrowers throughout the United States collateralized by completed properties. The Company believes all of the loans in the portfolio share three primary credit related risks: borrower creditworthiness; sustainability of the cash flow of the property; and property valuation; therefore, the method for monitoring and assessing credit risk is consistent for the entire portfolio. Mortgage loans are considered to be impaired when management, based on assessments performed on a loan-by-loan basis, finds it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either: the present value of the expected future cash flows discounted at the lowest original effective interest rate, the loan's observable market price, or the fair value of collateral. The original valuation allowance and subsequent changes in the valuation allowance are recorded in net realized investment gains (losses).

Mortgage loans are placed on nonaccrual status if the financial condition of the borrower causes the asset to be maintained on a cash basis, if full payment of principal or interest is not expected or if the principal or interest has been in default for more than 90 days unless the asset is both well secured and in process of collection. A loan is returned to accrual status if it meets the following criteria:

  o None of the principal or accrued interest is past due and repayment of the remaining contractual obligation is expected;

  o   The loan becomes well secured and in the process of collection.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The exceptions to meeting the first criterion are as follows:

  o The loan has been formally restructured and repayment is assured under the modified terms;

  o   The loan is a purchased impaired loan;

  o The borrower is making the contractual principal and interest payments and, while the loan may not be fully current, it is reasonably assured that the loan will be able to become current within a reasonable period and the borrower has shown a sustained period of being able to make the contractual payments.

When a loan is on nonaccrual status and any payments received are applied toward the principal balance, these payments are not reversed when the loan is placed back on accrual status. Generally, there is no immediate income recognition when removing a loan from nonaccrual status.

Real estate held for the production of income: Investments in real estate are carried at cost net of accumulated depreciation. When events or circumstances indicate the carrying value of real estate may not be recoverable, it is tested for impairment. Real estate is deemed to be impaired when the carrying value exceeds the sum of the undiscounted cash flows expected to result from the investment. Impaired real estate is written down to estimated fair value with the impairment loss being included in net realized investment gains (losses).

Real estate held-for-sale: Certain real estate was classified as held-for-sale at December 31, 2014 and is being actively marketed; depreciation was suspended as a result. There was no real estate classified as held-for-sale at December 31, 2013. Certain real estate was classified as held-for-sale at December 31, 2012 and depreciation was suspended as a result. During 2013, $5,331 of properties that were not sold, net of $10,393 of accumulated depreciation, were reclassified as held for the production of income, depreciation resumed, and catch-up depreciation of $379 was recorded in net realized investment gains (losses).

Policy loans: Policy loans are reported at their unpaid principal balance. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

Equity in unconsolidated affiliates: Equity in unconsolidated affiliates included investments in companies (principally the Company's 50% interest in CMG Mortgage Insurance Company ("CMG MI") and CMG Mortgage Assurance Company ("CMGA")) over which the Company could exercise significant influence over the operating and financial policies of the investee. Generally, this occurs when the Company's ownership ranges from 20% to 50%. The Company accounted for these investments using the equity method whereby the Company's proportionate share of the net income (loss) of these unconsolidated affiliates is reported in the consolidated statement of comprehensive income (loss), net of related income taxes.

Equity in unconsolidated affiliates investments were assessed for impairment annually or whenever events or circumstances indicated that the carrying amount of such assets may not be fully recoverable. An impairment loss may need to be recognized as an equity loss of unconsolidated affiliates to the extent the carrying value of the assets exceeded the fair value of such assets. In 2012, the Company recorded an impairment loss on its equity in unconsolidated affiliates. See Note 3, Investments, Equity in Unconsolidated Affiliates, for details. The estimation of fair values requires assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate and other factors. The Company sold its 50% interests in CMG MI and CMGA in 2014. See Note 3, Investments, Equity in Unconsolidated Affiliates, for additional information on this sale.

Limited partnerships: Limited partnerships primarily represent interests in energy, mezzanine, private equity, and real estate partnerships and are accounted for under the equity method. Due to the availability of financial statements from the partnerships' general partners, limited partnership investment income is generally recorded on a three-month lag, as adjusted for contributions and distributions.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Short-term investments: Short-term investments include debt securities with maturities less than one year at date of purchase and are reported at amortized cost, which approximates fair value.

Student loans: Student loans primarily represent loans made through private lending arrangements. The Company elected to carry student loans at fair value, and changes in the fair value are reported in net realized investment gains (losses).

Other invested assets: Other invested assets primarily consist of derivatives, margin deposits, investment in common stock of Federal Home Loan Bank ("FHLB"), investments receivable and notes receivable. Derivative financial instruments are accounted for at fair value. See "Derivative Financial Instruments" for a detailed discussion of the Company's derivatives. For certain derivatives, the counterparty requires margin deposits as well as daily cash settlements of margin accounts, and amounts on deposit are included in other invested assets. The FHLB stock is a restricted stock purchased to facilitate borrowing from FHLB and is carried at cost. Investments receivable are carried at cost and represent receivables for investments that have been sold or interest that is due but the cash has not been received. Notes receivable are carried at amortized cost.

Investment income: Interest income related to mortgage-backed and other structured securities is recognized on an accrual basis using a constant effective yield method, based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and such adjustments are reflected in net investment income. Prepayment assumptions for loan-backed bonds and structured securities are based on industry averages or internal estimates. Interest income related to non-structured securities is recognized on an accrual basis using a constant effective yield method. Discounts and premiums on debt securities are amortized over the estimated lives of the respective securities on an effective yield basis. Dividends are recorded at the ex-dividend date. Investment income is also derived from real estate investments, limited partnerships, student loans, notes receivable and derivative activity. Income from real estate investments, student loans and notes receivable are accounted for on an accrual basis. Income from investments in limited partnership interests, is accounted for under the equity method generally on a three-month lag, as adjusted for contributions and distributions, and recognized in net investment income.

Realized gains and losses: Realized gains and losses on the sale of investments are determined on a specific identification basis and are recorded on the trade date.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative instruments, such as swaps, options, and futures, to manage exposure to various currency and market risks. All such derivatives are recorded in the consolidated balance sheets at fair value. See Note 3, Investments-Derivative Financial Instruments and Note 4, Fair Value for additional information on the Company's derivative financial instruments.

The Company issues products that contain embedded derivatives including equity-indexed annuities and guarantees contained in variable annuity and single premium deferred annuity policies. Derivatives embedded within non-derivative host contracts are separated from the host instrument when the embedded derivative is not clearly and closely related to the host instrument. Such embedded derivatives are recorded at fair value, and they are reported as part of policyholder account balances in the consolidated balance sheets, with the change in the value being recorded in net realized investment gains (losses).

The Company may designate certain derivatives as fair value hedges, cash flow hedges or hedges of net investments. At inception of the hedge, the Company formally documents the hedging relationship, risk management objective and strategy. In addition, the documentation includes a description of the hedging instrument, hedged transaction, nature of the risk being hedged and methodologies for assessing effectiveness and measuring ineffectiveness. Quarterly, the Company performs procedures to assess the effectiveness of the hedging relationship and the change in fair value associated with any ineffectiveness is recorded in net realized investment gains (losses).

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Fair Value Hedges: For instruments that qualify as fair value hedges, the changes in fair value of the hedging instruments are recorded in net realized investment gains (losses). The changes in fair value of the hedged item, attributable to the risk being hedged, are also recorded in net realized investment gains (losses). The difference between the changes in fair value of the hedging instrument and the changes in fair value of the hedged item represents the ineffectiveness in an otherwise effective hedging relationship.

Cash Flow Hedges: The Company designates certain derivative instruments as cash flow hedges when the hedging instrument is highly effective in offsetting the hedged risk of variability in cash flows that could affect net income. The changes in fair value of the swaps attributable to hedged risk are recorded in accumulated other comprehensive income to the extent the hedge is effective, with any ineffectiveness recorded in net realized investment gains (losses). Amounts are reclassified from accumulated other comprehensive income (loss) to net investment income when cash flows associated with the hedged item are included in net income.

Hedges of Net Investments: The Company uses certain derivative instruments to hedge a portion of the equity in its consolidated foreign affiliates from the effects of fluctuations in currency exchange rates. When deemed effective, changes in fair value of the instruments are recorded in accumulated other comprehensive income. Any ineffectiveness, in an otherwise effective hedging relationship, is recorded in net realized investment gains (losses).

Non-Hedge Derivatives: The Company is party to certain interest rate swaps that are not designated as qualified hedging instruments. Changes in fair value and the income and expenses associated with derivatives not classified as qualified hedges are recorded in net realized investment gains (losses).

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include unrestricted deposits in financial institutions, money market mutual funds, and U.S. Treasury bills with maturities at the date of purchase of 90 days or less.

VARIABLE INTEREST ENTITIES

A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and the Company's involvement with the entity. When assessing the need to consolidate a VIE, the Company evaluates the design of the VIE as well as the related exposure to the variable interest holders.

The primary beneficiary is the entity that has both the power to direct the activities of the VIE that most significantly affect the entity's economic performance and the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of our decision-making ability and the Company's ability to influence activities that significantly affect the economic performance of the VIE. In 2014, the Company transferred its existing investments in limited partnerships into new limited partnerships it controls ("MCA Funds"). The MCA Funds meet the definition of a VIE.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The following table presents the total assets and total liabilities associated with the Company's variable interests in consolidated VIEs, as classified in the Consolidated Balance Sheets:

=======================================================================================================

                                                  LIMITED PARTNERSHIP     AFFILIATED
                                  SECURITIZATION       INVESTMENT          NOTES AND
                                      VEHICLES          VEHICLES       INTEREST PAYABLE      TOTAL
-------------------------------------------------------------------------------------------------------
DECEMBER 31, 2014

Assets:
    Limited partnerships           $   392,273      $      344,371      $            -   $     736,644
    Cash and cash equivalents           12,455                 989                   -          13,444
    Other assets and recievables         2,777                   -                   -           2,777
-------------------------------------------------------------------------------------------------------

Total assets                           407,505             345,360                   -         752,865
=======================================================================================================

Liabilities:
    Notes and interest payable     $   217,715      $            -      $     (110,346)  $     107,369
    Accounts payable
       and other liabilities               404                 285                   -             689
-------------------------------------------------------------------------------------------------------

Total liabilities                  $   218,119      $          285      $     (110,346)  $     108,058
=======================================================================================================

The assets of the Company's VIEs can be used only to settle obligations of that VIE, and are not available to pay or otherwise satisfy any obligations of the Company's subsidiaries.

The Company calculates the maximum exposure to loss to be the amount invested in the debt or equity of the VIE plus other commitments and guarantees to the VIE. Off-balance sheet exposure consists of commitments to underlying limited partnership investments, which were $561,668 as of December 31, 2014. This amount is included within total commitments disclosed in Note 13.

PREMIUMS RECEIVABLE AND REINSURANCE RECOVERABLES

Premiums receivable and reinsurance recoverables are generally non-interest-bearing and have a 30 to 90 day term. Once collection of individual receivables or recoverables is no longer probable, they are designated as doubtful accounts and an allowance is established for the estimated uncollectible amounts. The allowance for uncollectible receivables is estimated based on a combination of write-off history, aging analysis and any specific, known doubtful accounts. Amounts are written off when they are deemed to be uncollectible.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

Credit life and disability insurance coverages are issued on either a single or monthly premium basis and revenue is recognized in relation to anticipated benefits to policyholders. Certain group life and health insurance premiums are recognized on a monthly pro rata basis over the time period to which the premiums relate. Property and casualty insurance premiums are generally recognized ratably over the periods to which the premiums relate. Certain property and casualty contracts insure lenders against losses related to loan collateral, and the premium for these policies is recognized over the expected period of exposure, usually two to six years; such premium is recognized on an accelerated basis versus on a pro rata method to reflect the higher loan balance, and therefore exposure to loss, in the early period of the loan term. An unearned premium reserve is established for the unexpired portion of insurance premiums.

The Company has entered into retrospective rating agreements for certain group life, credit life, credit disability, and liability contracts. Retrospective premiums are accrued as an increase or decrease to premium based on

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

premium and claim experience for each qualifying policy and are included as part of the liability for claim and policy benefit reserves or as premium receivables.

Term-life and whole-life insurance premiums are recognized as premium income when due. Policy benefits for these products are recognized in relation to the premiums so as to result in the recognition of profits over the expected lives of the policies and contracts.

Revenue is recognized at the time of issue on immediate annuity and supplemental contracts that subject the Company to mortality or longevity risk (risk that the Company will have to make payments contingent upon the continued survival of an insured or insureds). A deferred profit liability is established for the excess of the gross premium collected over the sum of acquisition expenses incurred plus the initial benefit and maintenance expense reserve established. Deferred profits are included within life and health policy benefit reserves and are recognized over the expected benefit payment period.

Amounts collected on policies not subject to significant mortality or longevity risk, principally group annuity and deferred annuity contracts (investment contracts), are recorded as increases in policyholder account balances. Revenues for investment contracts principally consist of net investment income and contract charges such as expense and surrender charges. Expenses for investment contracts consist of interest credited to contracts, benefits incurred in excess of related policyholder account balances and policy maintenance costs.

Universal life-type policies are insurance contracts with terms that are not fixed or guaranteed. Amounts received as payments for such contracts are credited to policyholder account balances. Revenues from universal life-type policies, which are recorded as contract charges in the accompanying consolidated statements of comprehensive income, consist of fees assessed against policyholder account balances for surrender charges, cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefits incurred in excess of related policyholder account balances.

COMMISSION AND FEE INCOME

The Company acts as an investment advisor and administrator for employee benefit plans. Revenues for advisory services are recognized pro rata, based upon contractual rates applied to the market value of each customer's portfolio. Fees received for employee benefit plan recordkeeping and reporting services are recognized as revenue when the service is performed. Administrative fees paid in advance are deferred and recognized over the period of service.

The Company sells non-proprietary insurance products and recognizes commission income on the policy effective date, net of an allowance for refunds on estimated cancellations.

DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

Deferred Costs: The costs of acquiring insurance business that are directly related to the successful acquisition of new and renewal business are deferred to the extent that such costs are expected to be recoverable from future profits. Such costs principally include commissions and sales costs, direct response advertising costs, premium taxes, and certain policy issuance and underwriting costs. The Company pays credit unions for production of new and renewal business sold for the Company. These costs primarily relate to credit life and credit disability policies as well as accidental death and dismemberment and certain term and whole life products sold to credit union members, products of other insurers sold on a brokered basis, and certain investment products. Such costs totaled $272,955, $250,753, and $226,432 for the years ended December 31, 2014, 2013, and 2012, respectively. These costs are also deferred unless the expenses are associated with non-insurance products or brokered business.

Amortization of Costs: Costs deferred on property and casualty insurance products and credit life and credit disability policies are amortized over the term of the related policies in proportion to the premium recognized as earned. For term-life and whole-life insurance products, deferred policy acquisition costs are amortized in

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

proportion to the ratio of the annual premium to the total anticipated premiums generated by the deferred acquisition costs. For investment contracts, primarily deferred annuities, and universal life-type products, deferred policy acquisition costs are amortized principally over the expected contract lives and in any one period in proportion to the relationship of actual gross profits for the period to the present value of all estimated gross profits from mortality, investment, and expense margins. Deferred policy acquisition cost assets for investment contracts and universal life-type products are adjusted for changes in the present value of estimated gross profits. Such adjustments are recorded in the period that the change in the present value of future years' gross profits becomes apparent. An additional adjustment to deferred policy acquisition costs on investment contracts and universal life-type products is made representing the effect on deferred policy acquisition costs that would occur if the unrealized gains and losses on investments related to these contracts were realized; the offset to this adjustment is included in accumulated other comprehensive income. This adjustment is referred to as shadow deferred policy acquisition costs ("shadow DAC"). Deferred policy acquisition costs on participating insurance contracts are amortized over the life of the participating contracts at a constant rate based on the present value of the estimated gross margin expected to be realized.

Estimating future gross profits is a complex process requiring considerable judgment and the forecasting of events well into the future. The primary assumptions for determining the amount of the estimated gross profits are future investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contract holders, and the effects of future persistency, mortality, expenses, and hedges, if any. Financial market volatility increases the variability and risk of estimating gross profits, which in turn could impact amortization of the deferred policy acquisition costs.

Recoverability and Loss Recognition: Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing on an annual basis or when an event occurs that may indicate an inability to recover the deferred costs. To the extent that future policy premiums and investment income or gross profits are not adequate to cover the estimated anticipated losses and maintenance expenses at the time of policy issue, costs that would otherwise qualify for capitalization are not recoverable and are therefore expensed. Deferred policy acquisition costs are written down to the extent that future policy premiums and investment income or gross profits on in force policies are not adequate to cover the related estimated losses and expenses. Loss recognition in excess of the deferred policy acquisition costs balance is recognized by an increase in premium deficiency reserves, which are recorded in claim and policy benefit reserves - life and health in the consolidated balance sheets.

The Company expensed $22,310 in 2014 of previously deferred policy acquisition costs and recognized $8,607 of additional premium deficiency reserves related to long term care insurance as a result of the Company's loss recognition test which includes an assessment of the future profitability of those policies. The Company also recognized $13,118 of shadow loss recognition reserves in other comprehensive income related to long term care insurance due to unrealized investment gains, which leads to lower expected future investment income that will not cover future expected benefit payments.

Internal Replacements: An internal replacement is defined as the modification of product benefits, features, rights or coverage that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider, or by election of a feature or coverage within a contract. When an internal replacement occurs, which results in a substantial change to a policy, unamortized deferred policy acquisition costs, unearned revenues, and deferred sales inducements are expensed on the basis that the change constitutes the issuance of a new policy. Acquisition costs, sales inducements, and unearned revenue associated with the new replacement contract are deferred and amortized over the lifetime of the new contract. An internal replacement that is not a substantial change to the initial policy is accounted for as a continuation of the existing contract and the existing deferred policy acquisition costs, sales inducements and unearned revenue are carried over to the replacement contract.

Sales Inducements: The costs of sales inducements offered on sales to new policyholders are deferred and recorded in other assets and receivables. These costs are primarily related to deferred annuities and are in the form of additional credits to the policyholder's account balance or enhancements to interest credited for a

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

specified period, which are beyond amounts currently being credited to existing contracts. Deferred sales inducements are amortized over the expected contract life in relation to the present value of estimated gross profits from mortality, investment and expense margins.

OFFICE PROPERTIES, EQUIPMENT AND COMPUTER SOFTWARE

Office properties, equipment and computer software are carried at cost net of accumulated depreciation. Depreciation is determined on a straight-line basis over the estimated useful lives of the assets. The useful life of office equipment and purchased software is generally three to seven years. The useful life of capitalized costs for internally developed software ranges from three to ten years, while the useful life for office properties is generally 20 years. The following table provides a summary of office properties, equipment and computer software.

======================================================================================================

                                                                            2014              2013
------------------------------------------------------------------------------------------------------
Office properties                                                       $   200,994       $   204,597
Office equipment                                                            118,189           130,170
Computer software                                                           152,503           140,448
------------------------------------------------------------------------------------------------------

Total cost of office properties, equipment and computer software            471,686           475,215
Accumulated depreciation                                                   (311,708)         (316,008)
------------------------------------------------------------------------------------------------------

Office properties, equipment and computer
    software at cost, less accumulated depreciation                     $   159,978       $   159,207
======================================================================================================

Depreciation expense totaled $27,875, $26,942, and $25,715 in 2014, 2013, and 2012, respectively. There were no impairments in 2014, 2013 or 2012.

GOODWILL AND INTANGIBLE ASSETS

Goodwill is not amortized, but is subject to an impairment test annually, or whenever events or circumstances indicate the carrying amount may not be recoverable. Definite-lived intangible assets are amortized over their estimated useful lives, ranging from two to twenty years. Amortization is based on the pattern in which the economic benefits are expected to be realized, when determinable; otherwise, straight line amortization is used. Definite-lived intangible assets are subject to an impairment test whenever events or circumstances indicate the carrying amount may not be recoverable. Based on the results of impairment tests, no impairment charges were required for the years ended December 31, 2014 or 2013. However, an impairment of $1,780 was recorded for goodwill allocated to the Company's investment in the equity of an unconsolidated affiliate in 2012. See Note 3, Investments, Equity in Unconsolidated Affiliates, for additional details.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The following table provides a rollforward of goodwill and intangible assets.

===============================================================================================

                                                                              DEFINITE-LIVED
                                                              GOODWILL       INTANGIBLE ASSETS
-----------------------------------------------------------------------------------------------
Gross balance at January 1, 2012                            $     37,315     $         12,556
Accumulated amortization at January 1, 2012                            -               (2,593)
-----------------------------------------------------------------------------------------------

Balance, net, at January 1, 2012                                  37,315                9,963

Impairment                                                        (1,780)                   -
Amortization                                                           -               (1,242)
-----------------------------------------------------------------------------------------------

Balance, net, at December 31, 2012                                35,535                8,721

Amortization                                                           -               (1,478)
-----------------------------------------------------------------------------------------------

Balance, net, at December 31, 2013                                35,535                7,243

Sale of product lines                                               (656)                (676)
Amortization                                                           -               (1,339)
-----------------------------------------------------------------------------------------------

Balance, net, at December 31, 2014                                34,879                5,228

Add: Accumulated amortization at December 31, 2014                     -                6,652
-----------------------------------------------------------------------------------------------

Gross balance at December 31, 2014                          $     34,879     $         11,880
===============================================================================================

Definite-lived intangible assets primarily consist of customer lists and trade names. The weighted average amortization period of definite-lived assets was 10 years in 2014, 2013, and 2012.

The Company sold two product lines in 2014 resulting in goodwill and intangible asset write-offs of $656 and $676, respectively, which were recognized as an offset to the gain on sale, representing the portion of goodwill and intangible assets allocated to the Company's investment in the product lines. The sales did not qualify for discontinued operations accounting and the resulting pre-tax gain of $4,125 is included in Other income in the consolidated statement of comprehensive income (loss).

The following table is a summary of the estimated aggregate amortization expense for intangible assets for the next five years and thereafter.

================================================================================================

ESTIMATED AGGREGATE AMORTIZATION EXPENSE
------------------------------------------------------------------------------------------------
     2015                                                                            $    1,063
     2016                                                                                 1,017
     2017                                                                                   998
     2018                                                                                 1,003
     2019                                                                                   695
     Thereafter                                                                             452
------------------------------------------------------------------------------------------------

Total estimated amortization expense                                                 $    5,228
================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

SEPARATE ACCOUNTS

Separate accounts represent customer accounts related to certain contracts issued by the Company, such as variable annuities and variable life insurance policies, where investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. In some contracts the Company provides certain guarantees. Such guarantees may include a minimum account value upon death, or minimum withdrawal or accumulation benefits. The liabilities for these guarantees are not included in the separate accounts as they are obligations of the Company. See Note 3, Investments--Embedded Derivatives, for further discussion of the guarantees for minimum withdrawal or accumulation benefits. The additional liability held is equal to the current benefit ratio multiplied by the cumulative revenue from the contract's issue date, less cumulative excess death benefits from the issue date, plus interest, and floored at zero. The reserve for minimum death benefit guarantees was $1,311 and $1,705 as of December 31, 2014 and 2013, respectively, and is reported in policyholder account balances in the consolidated balance sheets.

Contract holders are able to invest in investment funds managed for their benefit. Approximately 45% of the separate account assets are invested in unit investment trusts that are registered with the Securities and Exchange Commission. The Company has an agreement with a third party whereby the third party is the investment advisor, administrator and distributor, as applicable, for these unit investment trusts, and the Company receives a fee based on the investments attributable to the insurance products generated by the Company. This fee income was $7,986, $8,285, and $8,153 in 2014, 2013, and 2012,
respectively.

Separate account assets are legally segregated and may only be used to settle separate account liabilities. Separate account assets are carried at fair value, which is based on daily quoted net asset values at which the Company could transact on behalf of the contract holder. Separate account liabilities are equal to the separate account assets and represent contract holders' claims to the related assets. Contract holder deposits to and withdrawals from the separate accounts are recorded directly to the separate account assets and liabilities and are not included in the Company's consolidated statements of comprehensive income (loss).

Charges made by the Company to the contract holders' balances include fees for maintenance, administration, cost of insurance, and surrenders of contracts prior to the contractually specified dates. Such fees are reflected as revenues (contract charges) in the accompanying consolidated statements of comprehensive income (loss) when they are assessed to the contract holder by the Company.

POLICYHOLDER ACCOUNT BALANCES

The Company recognizes a liability at the stated account value for policyholder deposits that are not subject to significant policyholder mortality or longevity risk and for universal life-type policies. The account value equals the sum of the original deposit and accumulated interest, less any withdrawals and expense charges. Average credited rates ranged from 3.0% to 3.5% in 2014, 3.0% to 3.6% in 2013 and 3.0% to 3.9% in 2012. Future minimum guaranteed interest rates during the life of the contracts vary from 1.0% to 4.5%.

INSURANCE RESERVES

Life and health claim and policy benefit reserves consist principally of future policy benefit reserves and reserves for estimates of future payments on incurred claims reported but not yet paid and unreported incurred claims. Such estimates are developed using actuarial principles and assumptions based on past experience adjusted for current trends. Any change in the probable ultimate liabilities is reflected in net income in the period in which the change is determined. Gross reserves for unpaid claims and adjustment expenses of $305,031 and $311,855 on certain claims, principally those resulting from a disability, are discounted at rates between 0.62% and 0.99% and 0.62% and 0.98% as of December 31, 2014 and 2013, respectively.

For non-participating term-life and whole-life insurance products and participating products for which no policyholder dividends are expected to be paid, future policy benefit reserves are computed using the net level premium method based on assumptions related to estimated future investment yield, mortality, morbidity,

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

withdrawals and expenses. The assumptions are set at issue and persist until a loss recognition event occurs. For participating term-life and whole-life insurance products, future policy benefit reserves are computed using the net level premium method based on assumptions related to estimated future investment yield, mortality, morbidity, withdrawals, dividends and expenses at the date of policy issuance. Mortality, morbidity and withdrawal assumptions reflect the Company's historical experience and industry standards. Interest rate assumptions range from 2.3% to 8.0% as of December 31, 2014 and 2013. Provisions for adverse deviation have been reflected in the interest assumption and also in the mortality and morbidity assumptions where deemed necessary.

For immediate annuities or similar contracts with life contingencies, the reserve is calculated as the present value of future benefits. The mortality rates used are based on standard industry valuation tables, modified for the Company's experience if appropriate, and the interest rates used, set at issue, range from 3.5% to 7.5% as of December 31, 2014 and 2013.

Loss and loss adjustment expense reserves for property and casualty products represent the estimated claim cost and loss adjustment expense necessary to cover the ultimate cost of investigating and settling all losses incurred and unpaid as of the balance sheet date. Such reserve estimates are based on individual case estimates for reported losses, estimates for incurred but not reported losses based on past experience and estimated adjustments for ultimate loss expectations based on historical experience patterns and current economic trends and are stated net of estimated salvage and subrogation recoverables of $22,337 and $18,715 at December 31, 2014 and 2013, respectively. Any change in the probable ultimate liabilities is reflected in net income in the period the change is determined to be necessary; such adjustments generally arise from new information emerging and could potentially be material.

POLICYHOLDER DIVIDENDS

Policyholder dividends are paid on certain policies, primarily individual life insurance. Dividends are approved by the Board of Directors, based on experience of the participating policies, and recorded on an accrual basis. Dividends are paid on policies representing 27.1% and 27.8% of the policy benefit reserves - life and health as of December 31, 2014 and 2013, respectively.

STOCKHOLDER DIVIDEND

The Company declared a $19,842 dividend in 2012 representing 100% of the stock of a subsidiary, CUNA Mutual Global Holdings, Inc. The entity was transferred to the Company's parent in 2013, which included the transfer of cash of $14,590.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

REINSURANCE

Reinsurance premiums, claims and benefits, commission expense reimbursements, and reserves related to reinsured business ceded are accounted for on a basis consistent with the accounting for the underlying direct policies that have been ceded and the terms of the reinsurance contracts. Premiums and insurance claims and benefits in the consolidated statements of comprehensive income (loss) are reported net of the amounts ceded to other companies under such reinsurance contracts. Ceded insurance reserves and ceded benefits paid are included in reinsurance recoverables. A prepaid reinsurance asset is also recorded for the portion of unearned premiums related to ceded policies. Any contracts that do not sufficiently transfer the risk of loss are recorded using the deposit method of accounting.

BENEFIT PLANS

The Company recognizes costs for its defined benefit pension and postretirement benefit plans on an accrual basis as employees perform services to earn the benefits. Net periodic benefit cost is determined using management estimates and actuarial assumptions to derive service cost, interest cost and expected return on plan assets. Net periodic benefit cost also includes the applicable amortization of any prior service cost (credit) arising from changes in prior years' benefit costs due to plan amendments or initiation of new plans, as well as the applicable amortization of actuarial gains or losses arising from experience different than assumed or changes in actuarial assumptions.

The Company recognizes the funded status of the benefit obligations for each of its plans on the consolidated balance sheets. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that have not been included in net periodic benefit costs are charged, net of income tax, to accumulated other comprehensive income. Each period, changes in funded status are charged or credited, net of income tax, to other comprehensive income (loss).

Calculations of benefit obligations for postretirement medical benefits reflect a reduction for subsidies expected from the federal government pursuant to the Medicare Prescription Drug, Improvement and Modernization Act of 2003. The cost of benefits provided to former or inactive employees after employment, but before retirement, is recognized during an employee's service years if certain requirements are met. Postretirement medical benefits are generally funded on a pay-as-you-go basis.

INCOME TAXES

The Company recognizes taxes payable or refundable and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured by applying the enacted tax rates to the difference between the financial statement and tax basis of assets and liabilities. Deferred income tax assets can be realized through future earnings, including but not limited to the generation of future income, reversal of existing temporary differences and available tax planning strategies. The Company records a valuation allowance for deferred tax assets if it determines it is more likely than not that the asset will not be realized. See Note 5 for further discussion.

The Company is subject to tax-related audits. These audits may result in additional tax assets or liabilities. In establishing tax liabilities, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized. Tax positions that meet this standard are recognized in the consolidated financial statements within net deferred tax assets or liabilities or net federal income taxes recoverable or payable.

FOREIGN EXCHANGE

The Company's consolidated financial statements are impacted by changes in foreign currency exchange rates related to foreign-based subsidiaries and branch operations and investment holdings denominated in foreign currencies.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The accounts of foreign-based subsidiaries and branch operations are measured using the local currency as the functional currency. Revenues and expenses of these operations are translated into U.S. dollars at the average exchange rate for the period. Assets and liabilities of these operations are translated at the exchange rate as of the end of the reporting period. The resulting gains or losses from translating foreign currency are included in accumulated other comprehensive income as a separate component of stockholder's equity.

The foreign exchange impacts of investment holdings classified as available for sale are included in accumulated other comprehensive income as a separate component of stockholder's equity. The foreign exchange transaction gains (losses) from all other investment holdings are reflected in operating and other expenses in the Company's consolidated statements of comprehensive income (loss) and were ($1,021), ($513), and $148 for the years ended December 31, 2014, 2013 and 2012, respectively.

RECENTLY ADOPTED ACCOUNTING STANDARD UPDATES

In June 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2013-08, Amendments to the Scope, Measurement, and Disclosure Requirements ("ASU 2013-08"), which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires an assessment of all the characteristics of an investment company through the use of a new two-tiered approach, which considers the entity's purpose and design to determine whether it is an investment company. The Company adopted ASU 2013-08 effective January 1, 2014 and evaluated all its entities under the new criteria; adoption did not have an effect on the consolidated financial statements.

Effective in 2014, the Company early adopted ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity ("ASU 2014-08"). The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 14, the Company sold a wholly-owned subsidiary and ended its involvement in crop insurance effective January 1, 2015. Crop insurance results are presented as discontinued operations in all years in these consolidated financial statements. No other completed dispositions or pending transactions meet the criteria to be classified as discontinued operations or must be disclosed under the new disclosure guidance.

In November 2014, the FASB issued ASU No. 2014-17, Pushdown Accounting ("ASU 2014-17"), which became effective immediately. ASU 2014-17 provides guidance on whether and at what threshold an acquired entity can apply pushdown accounting in its separate financial statements. Adoption of ASU 2014-17 did not have an impact on the consolidated financial statements.

ACCOUNTING STANDARDS UPDATES PENDING ADOPTION

In May 2014, the FASB issued a comprehensive new revenue recognition standard, ASU No. 2014-09, Revenue from Contracts with Customers ("ASU 2014-09"). It must be applied retrospectively beginning in 2017 and early adoption is not permitted. The new standard will supersede nearly all existing revenue recognition guidance by establishing a five step, principles-based process; however, it will not impact the accounting for insurance contracts, leases, financial instruments, and guarantees. For those contracts that are impacted by the new guidance, ASU 2014-09 will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The Company is currently evaluating the impact of ASU 2014-09 on its consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern ("ASU 2014-15"), effective in 2016. ASU 2014-15 establishes guidance about management's responsibility to evaluate whether there are conditions or events that raise substantial doubt about an entity's ability to continue as a going concern and related disclosure requirements. An evaluation by

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

management is now required every reporting period. Specifically, the amendments
(1) provide a definition of the term substantial doubt, (2) require an evaluation every reporting period including interim periods, (3) provide principles for considering the mitigating effect of management's plans, (4) require certain disclosures when substantial doubt is alleviated as a result of consideration of management's plans, (5) require an express statement and other disclosures when substantial doubt is not alleviated, and (6) require an assessment for a period of one year after the date that the financial statements are issued (or available to be issued). The Company is currently evaluating the impact of ASU 2014-15 but does not expect it to have a material impact on its consolidated financial statements.

In November 2014, the FASB issued ASU No. 2014-16, Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity ("ASU 2014-16"), effective in 2016. The amendments in this ASU do not change the current criteria in GAAP for determining when separation of certain embedded derivative features in a hybrid financial instrument is required. Entities will continue to evaluate whether the economic characteristics and risks of the embedded derivative feature are clearly and closely related to those of the host contract, among other relevant criteria. The amendments clarify how current GAAP should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share. Specifically, the amendments clarify that an entity should consider all relevant terms and features--including the embedded derivative feature being evaluated for bifurcation--in evaluating the nature of the host contract. Furthermore, the amendments clarify that no single term or feature would necessarily determine the economic characteristics and risks of the host contract. Rather, the nature of the host contract depends upon the economic characteristics and risks of the entire hybrid financial instrument. The Company is currently evaluating the impact of ASU 2014-16 but does not expect it to have a material impact on its consolidated financial statements.

In January 2015, the FASB issued ASU No. 2015-02, Amendments to the Consolidation Analysis ("ASU 2015-02") with an effective date in 2016 for public business entities and 2017 for others. The new standard modifies the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities, eliminates the presumption that a general partner should consolidate a limited partnership, affects the consolidation of analysis of VIEs, particularly those that have fee arrangements and related party relationships, and provides a scope exception from consolidation guidance for entities with interests in money market funds. The Company is currently evaluating the potential impact of ASU 2015-02 on its consolidated financial statements.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NOTE 3: INVESTMENTS

DEBT SECURITIES

The amortized cost, gross unrealized gains and losses, and estimated fair values of debt securities at December 31, 2014 are as follows:

=======================================================================================================

                                           AMORTIZED           GROSS UNREALIZED            ESTIMATED
                                              COST          GAINS           LOSSES         FAIR VALUE
-------------------------------------------------------------------------------------------------------
U.S. government and agencies             $      65,066   $     1,287     $         (5)   $      66,348
States and political subdivisions              929,135       101,819           (2,150)       1,028,804
Foreign government securities                   37,066             -           (1,291)          35,775
Domestic corporate securities                4,545,967       352,259          (23,993)       4,874,233
Mortgage-backed securities
   Residential mortgage-backed                 414,005        39,509             (601)         452,913
   Commercial mortgage-backed                  543,410        32,471           (1,088)         574,793
Non-mortgage asset-backed securities
   Collateralized debt obligations              54,809         2,311           (4,747)          52,373
   Other                                       353,478         6,500           (2,761)         357,217
Foreign corporate securities                 1,580,842        95,198          (11,842)       1,664,198
-------------------------------------------------------------------------------------------------------

Total debt securities                    $   8,523,778   $   631,354     $    (48,478)   $   9,106,654
=======================================================================================================

The amortized cost, gross unrealized gains and losses, and estimated fair values of debt securities at December 31, 2013 are as follows:

=======================================================================================================

                                           AMORTIZED           GROSS UNREALIZED            ESTIMATED
                                              COST          GAINS           LOSSES         FAIR VALUE
-------------------------------------------------------------------------------------------------------
U.S. government and agencies             $      41,165   $       941     $     (163)     $      41,943
States and political subdivisions              812,538        25,798        (16,305)           822,031
Foreign government securities                   43,373           337           (518)            43,192
Domestic corporate securities                4,166,373       256,302        (69,496)         4,353,179
Mortgage-backed securities
   Residential mortgage-backed                 496,322        30,996         (2,179)           525,139
   Commercial mortgage-backed                  541,032        17,586         (9,547)           549,071
Non-mortgage asset-backed securities
   Collateralized debt obligations              62,388         1,725         (7,563)            56,550
   Other                                       281,554         3,164         (1,492)           283,226
Foreign corporate securities                 1,584,816        88,131        (27,586)         1,645,361
-------------------------------------------------------------------------------------------------------

Total debt securities                    $   8,029,561   $   424,980     $ (134,849)     $   8,319,692
=======================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The amortized cost and estimated fair values of investments in debt securities at December 31, 2014, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Because of the potential for prepayment on mortgage-backed and non-mortgage asset-backed securities, such securities have not been displayed in the table below by contractual maturity.

=================================================================================

                                                 AMORTIZED          ESTIMATED
                                                   COST             FAIR VALUE
---------------------------------------------------------------------------------
Due in one year or less                        $      143,242     $      143,187
Due after one year through five years               1,733,352          1,859,271
Due after five years through ten years              2,702,354          2,873,926
Due after ten years                                 2,579,128          2,792,974
Mortgage-backed securities:
  Residential mortgage-backed                         414,005            452,913
  Commercial mortgage-backed                          543,410            574,793
Non-mortgage asset-backed securities:
  Collateralized debt obligations                      54,809             52,373
  Other                                               353,478            357,217
---------------------------------------------------------------------------------

Total debt securities                          $    8,523,778     $    9,106,654
=================================================================================

EQUITY SECURITIES

The cost, gross unrealized gains and losses, and estimated fair values of investments in available for sale equity securities at December 31 are as follows:

==========================================================================================

                                               GROSS UNREALIZED                ESTIMATED
                         COST              GAINS              LOSSES           FAIR VALUE
------------------------------------------------------------------------------------------
2014                 $    111,898       $     6,400        $   (1,222)        $   117,076
2013                       55,204             2,149            (4,205)             53,148
==========================================================================================

MORTGAGE LOANS

At December 31, 2014, the commercial mortgage loan portfolio had an average remaining life of 6.2 years, with all principal due prior to 2041. The Company limits its concentrations of credit risk by diversifying its mortgage loan portfolio so that loans made in any one major metropolitan area are not greater than 20% of the aggregate mortgage loan portfolio balance. No loan to a single borrower represented more than 2.2% of the aggregate mortgage loan portfolio balance.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The following table provides the current and past due amounts of the mortgage loan portfolio at December 31:

=================================================================================

                                                       2014             2013
---------------------------------------------------------------------------------
Current                                           $  1,454,265      $  1,375,074
60 to 90 days past due                                       -               652
Greater than 90 days past due                            1,116             1,826
Valuation allowance on impaired loans                   (1,949)           (2,522)
Unamortized premium                                      2,040             3,344
---------------------------------------------------------------------------------

Total carrying value                              $  1,455,472      $  1,378,374
=================================================================================

The Company has no interest accrued for loans greater than 90 days past due as of December 31, 2014.

The Company's mortgage loans are located throughout the United States. The following table identifies states with greater than 5% of the commercial mortgage portfolio at December 31:

=================================================================================

                                                           2014             2013
---------------------------------------------------------------------------------
California                                                 20.8%            20.3%
Wisconsin                                                   6.4              5.4
Ohio                                                        6.3              5.3
Illinois                                                    6.3                *
Texas                                                       5.6              5.2
Georgia                                                     5.2              5.9
New York                                                    5.1                *
Florida                                                     5.1              5.2
=================================================================================

* Amount was less than 5%.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

=================================================================================

                                                          2014              2013
---------------------------------------------------------------------------------
Retail                                                    29.0%             28.1%
Industrial                                                25.0              26.8
Multi-family                                              24.8              22.2
Office                                                    16.8              18.7
Other                                                      4.4               4.2
---------------------------------------------------------------------------------

Total                                                    100.0%            100.0%
=================================================================================

The Company had mortgage loan restructures in 2014, 2013, and 2012 that were considered troubled debt restructurings. These restructurings included changes to interest rates, extending payment terms and suspension of principal payments. The terms of the restructures in 2013 and 2012 resulted in charges to net income of $115 and $833, respectively, which were included in net realized investment gains (losses). There was no charge to net income in 2014. The amount of the pre-restructuring contractual loan balances at December 31, 2014, 2013, and 2012 was $900, $4,460, and $16,561, respectively; of these, the balance of defaulted loans at December 31, 2014 and 2013 was $887 and $4,138, respectively. The Company has no commitments at December 31, 2014 or 2013 to lend additional funds to mortgagors whose existing mortgage terms have been restructured in a troubled debt restructuring.

Valuation allowances are maintained at a level that is adequate to absorb estimated probable credit losses of each specific loan. Management performs a periodic evaluation of the adequacy of the allowance for losses based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, including timing of future payments, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, and other relevant factors. Trends in market vacancy and rental rates are incorporated into the analysis of monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses. In addition, a review of each loan in the Company's commercial mortgage loan portfolio is performed on a quarterly basis to identify emerging risks. A valuation allowance is established or adjusted for specific loans as warranted based on this analysis. The Company's process for determining past due or delinquency status begins when a payment date is missed. The Company places loans on nonaccrual status when it is probable that income is uncollectible. As of December 31, 2014 and 2013, mortgage loans in nonaccrual status totaled $800 and $805, respectively. Mortgage loans deemed uncollectible are written off against the allowance for losses. The allowance is also adjusted for any subsequent recoveries.

The Company measures and assesses the credit quality of mortgage loans by using loan to value and debt service coverage ratios. The loan to value ratio compares the principal amount of the loan to the fair value of the underlying property collateralizing the loan and is commonly expressed as a percentage. Loan to value ratios greater than 100% indicate that the principal amount is greater than the collateral value. Therefore, all else being equal, a lower loan to value ratio generally indicates a higher quality loan. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments. Therefore, a higher debt service coverage ratio generally indicates a higher quality loan. The loan to value and debt service coverage ratios were updated as of December 31, 2014 and 2013.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Information concerning impaired mortgage loans with specific valuation allowances including those which met the criteria for a troubled debt restructuring, is as follows as of and for the years ended December 31:

===================================================================================

                                                            2014           2013
-----------------------------------------------------------------------------------
Number of impaired loans                                         4               8

Principal balance of impaired loans                     $   13,997     $    25,333
Valuation allowance on impaired loans                        1,949           2,522
Carrying value of impaired loans                            12,048          22,811
Average carrying value of impaired loans                    12,178          23,218
Interest income recognized on impaired loans                   693           1,365
Amount of interest collected on impaired loans                 655           1,240
===================================================================================

A rollforward of the valuation allowance for the years ended December 31 is as follows:

===================================================================================

                                                            2014           2013
-----------------------------------------------------------------------------------
Beginning balance                                       $    2,522     $     6,903
Provision                                                     (221)            366
Sales and transfers                                           (352)         (4,747)
-----------------------------------------------------------------------------------

Ending balance                                          $    1,949     $     2,522
===================================================================================

Loan to value and debt service coverage ratios are used as credit quality indicators for mortgage loans, which were as follows at December 31:

======================================================================================================

                                                   2014                             2013
                                        ----------------------------     -----------------------------
                                                          AVERAGE                         AVERAGE
                                        PRINCIPAL      DEBT SERVICE      PRINCIPAL      DEBT SERVICE
            LOAN TO VALUE                AMOUNT       COVERAGE RATIO      AMOUNT       COVERAGE RATIO
------------------------------------------------------------------------------------------------------
Less than 65%                          $ 1,118,591              2.05    $   986,906              2.00
65% to 74%                                 260,387              1.58        267,828              1.41
75% to 100%                                 64,380              1.21         97,847              1.13
Greater than 100%                           12,023              0.50         24,971              0.57
------------------------------------------------------------------------------------------------------

Total mortgage loans                   $ 1,455,381              1.91    $ 1,377,552              1.81
======================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

REAL ESTATE

Real estate investments consisted of the following at December 31:

====================================================================================

                                                          2014           2013
------------------------------------------------------------------------------------
Real estate held for the production of income         $     64,457    $     70,048
Accumulated depreciation                                   (14,679)        (17,011)
------------------------------------------------------------------------------------

Net real estate held for the production of income     $     49,778    $     53,037
====================================================================================

Real estate held-for-sale                             $      4,656    $          -
Accumulated depreciation                                    (1,438)              -
------------------------------------------------------------------------------------

Net real estate held-for-sale                         $      3,218    $          -
====================================================================================

Depreciation expense on investments in real estate, which is netted against rental income and included in net investment income, totaled $2,946, $1,926, and $2,740 for the years ended December 31, 2014, 2013, and 2012, respectively.

In 2013 and 2012, the Company acquired real estate owned properties with a fair value of $15,179 and $2,490, respectively, which had previously been collateral for mortgage loans. These transactions were accomplished through deed in lieu of foreclosure, and accordingly, involved no cash payments and are not included in the consolidated statements of cash flows. There were no such acquisitions in 2014. The Company recorded impairment losses of $617, $180, and $417 in 2014, 2013 and 2012, respectively, on properties that had previously been collateral for mortgage loans.

Real estate investments were categorized as follows at December 31:

=======================================================================================================

                                                             2014                         2013
                                                 ------------------------------------------------------
                                                     AMOUNT       PERCENT         AMOUNT       PERCENT
-------------------------------------------------------------------------------------------------------
Real estate held for the production of income
  Office                                          $    16,313        32.7%      $   19,330       36.4%
  Land                                                  3,766         7.6            3,766        7.1
  Retail                                                3,286         6.6            6,411       12.1
  Industrial                                           26,413        53.1           23,530       44.4
-------------------------------------------------------------------------------------------------------
Total                                             $    49,778       100.0%      $   53,037      100.0%
=======================================================================================================

Real estate held-for-sale
  Office                                          $     1,655        51.4       $        -          -
  Retail                                                1,563        48.6                -          -
-------------------------------------------------------------------------------------------------------
Total real estate held-for-sale                   $     3,218       100.0%      $        -          -
=======================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

EQUITY IN UNCONSOLIDATED AFFILIATES

Equity in unconsolidated affiliates included the Company's 50% investment interest in CMG MI and CMGA along with investments in other less significant affiliates.

CMG MI was a 50/50 corporate joint venture with PMI Mortgage Insurance Co. ("PMI"), and was formed in 1994 to offer residential mortgage guaranty insurance for loans originated by credit unions. CMGA was an affiliated entity, also having been jointly-owned 50/50 with PMI, which offered insurance policies on second mortgages for loans originated by credit unions from 2001 until 2008, when the existing portfolio was put into runoff. CMGA was also the parent company of CMG Mortgage Reinsurance Company ("CMG Re"), a provider of reinsurance coverage in excess of 25% of the insured loan on policies issued by CMG MI after July 1, 1999.

The Company and PMI both provided services to CMG MI, CMGA and CMG Re in accordance with various service agreements. The Company primarily provided investment management, marketing, and administrative services, and PMI primarily provided underwriting, claims, actuarial, management, information technology, and accounting services.

On September 30, 2010, CMG Re issued two surplus notes to the Company and PMI for $5,000 each. The notes were due September 30, 2020 and bore interest at a rate of 6.25% per annum in arrears on September 30 each year until 2015 and thereafter 9.0% per annum until maturity. The Company had not accrued interest on these notes as payment had not been approved by the Arizona Department of Insurance. These notes are no longer outstanding due to the sale of CMG Re as detailed below.

PMI's parent company, The PMI Group, Inc., filed for chapter 11 bankruptcy protection in November 2011. In March of 2012, the Arizona Department of Insurance placed PMI under receivership due to failure to maintain regulatory capital requirements. Given these developments, in September 2012, the Company signed a joint marketing agreement with the Arizona Department of Insurance to actively market CMG MI and CMGA for sale.

On January 30, 2014, the Company sold all of its 50% ownership interest in CMG MI and CMGA. Upon closure of the sale, the Company received $70,279 in initial payment, and in addition, an asset for contingent future payments was established in other assets and receivables. The asset for contingent future payments is based on the performance of CMG MI over the six-year post-sale period, as defined in the purchase agreement. The Company estimated and recorded the fair value of the asset as of January 30, 2014 to be $40,412, based on an estimated discounted cash flow analysis. The sale resulted in a pre-tax initial gain of $24,190, which is recorded in net realized investment gains (losses) in 2014.

During 2014, the Company increased the asset for contingent future payments by $509 to reflect the final closing statement adjustment, which resulted in a cash payment of $394 and an increase to the pre-tax gain of $115, which is recorded in net realized investment gains (losses) in 2014. During 2014, the Company also increased the asset for contingent future payments by $3,118 to reflect the unwind of the accretion of the asset for the change in the initial discount; this increase in the asset is recorded in other income in 2014. Further, the Company updated the assumptions used in its estimated discounted cash flow analysis at December 31, 2014. As a result of updated expectations, the Company increased the asset for contingent future payments, and recorded additional pre-tax gain of $8,006. The balance of the asset for future contingent payments is $52,045 as of December 31, 2014.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The Company's carrying value, ownership percentage and summarized financial information for periods owned of significant unconsolidated affiliates for the years ended and at December 31 are set forth in the table below:

==========================================================================================================

        NAME OF AFFILIATE AND           CARRYING VALUE                NET INCOME (LOSS), AFTER TAX
        OWNERSHIP PERCENTAGE                 2013               2014            2013            2012
----------------------------------------------------------------------------------------------------------
CMG Mortgage Insurance
   Company (50%)                          $   74,858         $        -      $    2,574      $   (10,679)
CMG Mortgage Assurance
   Company (50%)                               4,915                  -            (153)          (1,668)
All other affiliates (various
   ownership percentages)                      2,144                107              49               64
----------------------------------------------------------------------------------------------------------

Total                                     $   81,917         $      107      $    2,470      $   (12,283)
==========================================================================================================

The total assets and liabilities for significant unconsolidated affiliates at December 31, 2013 are set forth in the table below:

===============================================================================

                                                               2013
                                                   ----------------------------
                                                     ASSETS        LIABILITIES
-------------------------------------------------------------------------------
CMG Mortgage Insurance Company                     $  312,810       $  130,114
CMG Mortgage Assurance Company                         35,959           29,751
===============================================================================

The Company had performed its annual impairment analysis for these equity method investments as of December 31, 2013 and recorded no impairment charges. An other-than-temporary impairment charge of $18,010 was recorded in 2012 as a result of the impairment analysis in that year. The Company measured the amount of the impairment by which the carrying value of its investment exceeded its estimated fair value based on a probabilistic weighting of fair value associated with multiple potential future scenarios associated with the business using a combination of the market and income valuation approaches. The impairment loss is included in equity of unconsolidated affiliates, net of tax, within the Company's consolidated statements of comprehensive income (loss). In addition, a goodwill impairment charge of $1,780 was also recognized in operating and other expense in 2012, representing the portion of goodwill allocated to the Company's investment in CMG MI and CMGA. There were no impairment charges in 2013.

LIMITED PARTNERSHIPS

The Company accounts for its investments in limited partnerships using the equity method. Accordingly, the Company's investments in these limited partnerships are carried at the outstanding equity as reported by the general partner. As a result of delays in the reporting of results by the partnerships, the Company generally records its equity interests on a three-month lag, as adjusted for contributions and distributions through the reporting date. Other changes in value attributable to partnership results for the fourth quarter are not recorded until the following year. Given fourth quarter 2014 market conditions in the energy sector, the Company expects some energy limited partnerships will report to the Company losses from their fourth quarter operations.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The cost and carrying values of limited partnerships by type were as follows at December 31:

================================================================================================

                                                2014                           2013
                                    -----------------------------   ----------------------------
                                         COST      CARRYING VALUE       COST     CARRYING VALUE
------------------------------------------------------------------------------------------------
Energy                               $   170,914    $     208,915   $   128,873    $    152,731
Mezzanine                                237,478          226,640       202,224         199,049
Private equity                           272,036          290,850       236,903         250,966
Real estate                               25,937           24,642        43,349          41,572
------------------------------------------------------------------------------------------------

Total limited partnerships           $   706,365    $     751,047   $   611,349    $    644,318
================================================================================================

The Company made additional investments in limited partnerships of $206,272, $137,228 and $164,367 in 2014, 2013 and 2012, respectively. See Note 13,
Commitments and Contingencies, for additional information regarding the Company's funding commitments to limited partnerships.

The limited partnerships owned were designed to be liquidated after full funding, generally eight to twelve years, at the discretion of the general partners, and investors do not have the option to redeem their interests. For the Company's investments in limited partnerships the majority of liquidations are expected to occur between 2015 and 2024.

Energy limited partnerships invest in companies that primarily engage in the exploration, production, transportation and service industries in the oil, natural gas, metals and mining industries. Mezzanine limited partnerships invest in debt or debt like instruments but may also include an equity component. Mezzanine limited partnerships tend to generate steady interest payments. Private equity limited partnerships make direct investments in companies with the intent of improving the financial results over a period of time to allow for positive returns upon a liquidity event. Real estate limited partnerships are private equity funds that primarily invest in commercial, hospitality, office, and multi-family real estate.

SHORT-TERM INVESTMENTS

Short-term investments at amortized cost, which approximates fair value, as of December 31, are as follows:

===============================================================================

                                                       2014             2013
-------------------------------------------------------------------------------
Certificates of deposit                            $     1,027       $     988
-------------------------------------------------------------------------------

Total short-term investments                       $     1,027       $     988
===============================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

OTHER INVESTED ASSETS

Other invested assets as of December 31 are as follows:

===================================================================================

                                                           2014           2013
-----------------------------------------------------------------------------------
Derivative financial instruments                        $   78,165     $    78,504
Margin deposits                                             21,686          11,157
Investments receivable                                       2,931           6,151
Investment in Federal Home Loan Bank restricted stock       19,570          17,968
Notes receivable                                             2,597           3,331
Equity in unconsolidated affiliates                          2,388               -
Other                                                            -              54
-----------------------------------------------------------------------------------

Total other invested assets                             $  127,337     $   117,165
===================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NET INVESTMENT INCOME

Sources of net investment income for the years ended December 31 are summarized as follows:

============================================================================================

                                                     2014           2013           2012
--------------------------------------------------------------------------------------------
Debt securities, available for sale              $   411,639    $    410,850   $    397,541
Equity securities, available for sale                  3,536           3,998          1,048
Mortgage loans                                        76,126          66,933         60,763
Real estate                                            9,050           7,250         10,335
Policy loans                                           6,859           6,833          6,891
Limited partnerships
  Equity in change in fair value                      11,712          25,612         33,266
  Equity in other income                              71,448          57,293         39,373
Derivative financial instruments                           9             311            296
Short-term investments and other                       2,361           2,360          3,166
--------------------------------------------------------------------------------------------

Total gross investment income                        592,740         581,440        552,679
    Less: Investment expenses                        (30,787)        (29,491)       (30,009)
--------------------------------------------------------------------------------------------

Net investment income                            $   561,953    $    551,949   $    522,670
============================================================================================

Limited partnerships generally carry their investments at fair value. Changes in fair value are a component of the results of operations reported by the partnerships and are therefore included in the Company's recorded share of income. This accounting policy contributes to potentially significant fluctuations in the operating results of the Company's interests in limited partnerships. In addition, determinations of the fair value of certain investments by the limited partnerships are dependent upon unobservable inputs given the nature of the investments held by these limited partnerships, and the fact that observable market data is frequently not available. Accordingly, the values assigned are subject to risks of variability.

The Company's equity in the change in fair value of its limited partnerships for each of the past three years, by partnership type is summarized below:

============================================================================================

                                                     2014           2013           2012
--------------------------------------------------------------------------------------------
Energy                                           $    14,142    $        205   $     25,644
Mezzanine                                             (1,814)          6,494         (3,621)
Private equity                                         4,750          12,871         (6,182)
Real estate                                           (5,366)          6,042         17,425
--------------------------------------------------------------------------------------------

Total equity in the change in fair value         $    11,712    $     25,612   $     33,266
============================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NET REALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the years ended December 31 are summarized as follows:

=======================================================================================================

                                                               2014           2013           2012
-------------------------------------------------------------------------------------------------------
Debt securities
    Gross gains on sales                                   $     7,730    $      6,797   $     58,428
    Gross losses on sales                                       (1,791)        (14,901)        (4,797)
    Other                                                       20,883         (28,558)        (5,069)
    Other-than-temporary impairment losses                        (723)        (10,480)       (44,013)
Equity securities
    Gross gains on sales                                           451             201            249
    Gross gains on sales - unconsolidated affiliate             32,311               -              -
    Gross losses on sales                                       (1,292)            (54)           (48)
    Other                                                            -            (238)         1,146
    Other-than-temporary impairment losses                           -          (2,500)        (1,805)
Mortgage loans
    Gross losses on sales                                            -            (276)             -
    Other-than-temporary impairment losses                         221            (366)          (957)
Real estate
    Gross gains on sales                                             -          11,617            964
    Gross losses on sales                                          769            (566)             -
    Other-than-temporary impairment losses                        (617)           (180)          (417)
Derivative financial instruments                                   345          29,087         (4,342)
Derivative financial instruments - embedded                    (45,289)         21,675        (12,018)
Student loans receivable                                          (474)            141           (537)
Other                                                             (926)           (608)            70
-------------------------------------------------------------------------------------------------------

Net realized investment gains (losses)                     $    11,598    $     10,791   $    (13,146)
=======================================================================================================

Proceeds from the sale of debt securities were $298,977, $406,047, and $821,893 in 2014, 2013, and 2012, respectively. Proceeds from the sale of equity securities were $3,816, $702, and $2,945 in 2014, 2013 and 2012, respectively. Net proceeds from the sale of unconsolidated affiliates were $69,885 in 2014. There were no proceeds from the sale of unconsolidated affiliates in 2013 or 2012.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

OTHER-THAN-TEMPORARY INVESTMENT IMPAIRMENTS

Investment securities are reviewed for OTTI on an ongoing basis. The Company creates a watchlist of securities based largely on the fair value of an investment security relative to its cost basis. When the fair value drops below the Company's cost basis, the Company monitors the security for OTTI impairment. The determination of OTTI requires significant judgment on the part of the Company and depends on several factors, including, but not limited to:

   o   The existence of any plans to sell the investment security.

   o   The extent to which fair value is less than book value.

   o The underlying reason for the decline in fair value (credit concerns, interest rates, etc.).

   o The financial condition and near term prospects of the issuer/borrower, including the ability to meet contractual obligations, relevant industry trends and conditions.

   o The Company's intent and ability to retain the investment for a period of time sufficient to allow for an anticipated recovery in fair value.

   o The Company's ability to recover all amounts due according to the contractual terms of the agreements.

   o The Company's collateral position, in the case of bankruptcy or restructuring.

A debt security is considered other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company's anticipated holding period of the security. If a credit loss exists, but the Company does not intend to sell the impaired debt security and is not more likely than not to be required to sell before recovery, it is required to bifurcate the impairment into the loss that is attributable to credit and non-credit related loss. The credit portion of the OTTI is the difference between the present value of the expected future cash flows and amortized cost. Only the estimated credit loss amount is recognized in net realized investment gains (losses), with the remainder of the loss amount recognized in other comprehensive income (loss). If the Company intends to sell the security or if it is more likely than not that the Company will be required to sell before anticipated recovery in value, the Company records a realized loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis. In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer's business and industry sector, credit ratings, and the ability of the Company to hold the investment until the fair value has recovered above its cost basis.

For securitized debt securities, the Company considers factors including, but not limited to, commercial and residential property changes in value that vary by property type and location and average cumulative collateral loss rates that vary by vintage year. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral.

For certain securitized financial assets with contractual cash flows, the Company is required to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an OTTI charge is recognized. The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows involves judgment and includes both quantitative and qualitative factors. Such determinations incorporate various information and assessments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

For those equity securities with a decline in the fair value deemed to be other-than-temporary, a charge is recorded in net realized investment gains (losses) equal to the difference between the fair value and cost basis of the security. The previous cost basis less the amount of the estimated impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are restricted from trading.

A rollforward of the amount of the credit component of OTTI related to debt securities recognized in net income is presented in the following table:

=============================================================================================================

                                                                     2014           2013           2012
-------------------------------------------------------------------------------------------------------------
Beginning balance of credit losses on debt securities
    at January 1                                                 $   (92,744)   $  (80,269)    $   (156,630)

Additions for credit impairments recognized on
    Securities not previously impaired                                     -          (458)         (21,633)
    Securities previously impaired                                      (792)      (20,821)         (22,380)
Reductions for credit impairments previously recognized
    Securities that matured or were sold during the period            18,004         6,857          105,975
    Securities with an increase in expected cash flows                19,670         1,947           14,399
-------------------------------------------------------------------------------------------------------------

Ending balance at December 31                                    $   (55,862)   $  (92,744)    $    (80,269)
=============================================================================================================

Management believes it has made an appropriate provision for other-than-temporarily impaired securities owned at December 31, 2014. As a result of the subjective nature of these estimates, however, additional provisions may subsequently be determined to be necessary as new facts emerge and a greater understanding of economic trends develops. Consistent with the Company's past practices, additional OTTI will be recorded as appropriate and as determined by the Company's regular monitoring procedures of additional facts. In light of the variables involved, such additional OTTI could be significant.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The following table identifies the Company's net OTTI by type of investment as of December 31:

=============================================================================================

                                                     2014           2013           2012
---------------------------------------------------------------------------------------------
Domestic corporate securities                    $          -   $          -   $    (26,409)
Mortgage-backed securities
  Residential mortgage-backed
    Prime                                                   -           (825)        (1,830)
    Alt-A                                                  (1)        (2,014)        (3,987)
    Sub-prime                                            (233)          (277)        (2,091)
    Other                                                (198)             -              -
  Commercial mortgage-backed                             (147)        (6,105)        (7,019)
Non-mortgage asset-backed securities
  Collateralized debt obligations                        (144)        (1,259)        (2,677)
---------------------------------------------------------------------------------------------
Total debt securities                                    (723)       (10,480)       (44,013)

Equity securities                                           -         (2,500)        (1,805)
Mortgage loans                                            221           (366)          (957)
Real estate                                              (617)          (180)          (417)
---------------------------------------------------------------------------------------------

Net OTTI recognized in operations                $     (1,119)  $    (13,526)  $    (47,192)
=============================================================================================

NET UNREALIZED INVESTMENT GAINS

The components of net unrealized investment gains included in accumulated other comprehensive income at December 31 were as follows:

=============================================================================================

                                                     2014           2013           2012
---------------------------------------------------------------------------------------------
Debt securities                                  $    582,876   $     290,131  $    798,685
Equity securities                                       5,178          (2,056)       (1,250)
Derivatives                                            11,576           7,190         5,133
Deferred policy acquisition cost adjustments          (27,177)        (18,298)      (48,310)
Deferred income taxes                                (196,024)        (97,074)     (270,847)
Loss recognition reserve                              (13,118)              -             -
Other                                                  (3,753)         (5,439)        7,380
---------------------------------------------------------------------------------------------

Net unrealized investment gains                  $    359,558   $     174,454  $    490,791
=============================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Information regarding the Company's available for sale debt and equity securities with unrealized losses at December 31, 2014 is presented below, segregated between those that have been in a continuous unrealized loss position for less than twelve months and those that have been in a continuous unrealized loss position for twelve or more months.

===================================================================================================================

                                  MONTHS IN UNREALIZED LOSS POSITION
                          -------------------------------------------------
                                 LESS THAN                   TWELVE
                               TWELVE MONTHS           MONTHS OR GREATER                      TOTAL
-------------------------------------------------------------------------------------------------------------------
                                                                                                        UNREALIZED
                                        UNREALIZED       FAIR      UNREALIZED               UNREALIZED     OTTI
                          FAIR VALUE       LOSS         VALUE         LOSS      FAIR VALUE     LOSS       LOSSES
-------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES
U.S. government
  and agencies             $    9,031   $         5  $         -  $        -   $    9,031   $        5   $       -
States and political
  subdivisions                 19,327         1,295       20,315         855       39,642        2,150           8
Foreign government
  securities                   10,195         1,291            -           -       10,195        1,291           -
Domestic corporate
  securities                  363,901        16,716      130,660       7,277      494,561       23,993           -
Mortgage-backed
  securities
    Residential
      mortgage-backed          12,558           548          612          53       13,170          601          69
    Commercial
      mortgage-backed           2,990            41       48,480       1,047       51,470        1,088          41
Asset backed non-
  mortgage-backed
  securities
    Collateralized debt
      obligations                   -             -       10,921       4,747       10,921        4,747       3,350
    Other                     117,488         1,838      116,389         923      233,877        2,761           -
Foreign corporate
  securities                  169,148         8,293       61,957       3,549      231,105       11,842           -
-------------------------------------------------------------------------------------------------------------------

Total of debt securities   $  704,638   $    30,027  $   389,334  $   18,451   $1,093,972   $   48,478   $   3,468
===================================================================================================================

Equity securities          $    5,291   $       118  $     8,247  $    1,104   $   13,538   $    1,222   $       -
===================================================================================================================

Total                      $  709,929   $    30,145  $   397,581  $   19,555   $1,107,510   $   49,700   $   3,468
===================================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

At December 31, 2014, the Company owned 255 debt securities with a fair value of $1,093,972 in an unrealized investment loss position. Of these, 88, with a fair value of $389,334, have been in an unrealized loss position for twelve or more months. The $18,451 unrealized loss for debt securities with a loss period twelve months or greater represents a 4.5% price impairment. The price impairment on the remaining 167 debt securities is 4.1%. The total fair value of debt securities with unrealized losses at December 31, 2014 and which are rated "investment grade," is $964,134 or 88.1% of the total fair value. Total unrealized losses on investment grade debt securities were $36,287 at December 31, 2014. For these purposes "investment grade" is defined by the Company to be securities rated BBB or greater.

At December 31, 2014, the Company owned 21 equity securities with a fair value of $13,538 in an unrealized loss position. There were 15 of the 21 equity securities in an unrealized loss position for more than 12 months. The aggregate severity of unrealized losses for these securities is 11.8% of cost.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Information regarding the Company's available for sale debt and equity securities with unrealized losses at December 31, 2013 is presented below, segregated between those that have been in a continuous unrealized loss position for less than twelve months and those that have been in a continuous unrealized loss position for twelve or more months.

==============================================================================================================================

                                          MONTHS IN UNREALIZED LOSS POSITION
                                 ---------------------------------------------------
                                          LESS THAN                    TWELVE
                                        TWELVE MONTHS            MONTHS OR GREATER                      TOTAL
                                 ---------------------------------------------------------------------------------------------
                                                                                                                    UNREALIZED
                                                UNREALIZED                UNREALIZED                   UNREALIZED      OTTI
                                  FAIR VALUE        LOSS     FAIR VALUE      LOSS       FAIR VALUE       LOSS        LOSSES
------------------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES
U.S. government
   and agencies                  $     9,884    $      163    $       -    $       -    $     9,884    $      163    $      -
States and political
   subdivisions                      271,359        14,970        9,170        1,335        280,529        16,305           9
Foreign government
   securities                         15,891           487          569           31         16,460           518           -
Domestic corporate
   securities                        969,412        62,503       47,005        6,993      1,016,417        69,496          41
Mortgage-backed
   securities
      Residential
         mortgage-backed              34,055         1,425        6,224         754          40,279         2,179         882
      Commercial
         mortgage-backed             155,465         9,463        2,852          84         158,317         9,547         291
Asset backed non-
   mortgage-backed
   securities
      Collateralized debt
         obligations                  10,499             8       24,477       7,555          34,976         7,563       5,631
      Other                          133,301         1,196        5,297         296         138,598         1,492          35
Foreign corporate
   securities                        414,429        26,615        7,091         971         421,520        27,586          13
------------------------------------------------------------------------------------------------------------------------------

Total of debt securities         $ 2,014,295    $  116,830   $  102,685    $ 18,019     $ 2,116,980    $  134,849    $  6,902
==============================================================================================================================

Equity securities                $    21,517    $    3,796   $    2,650    $    409     $    24,167    $    4,205    $     69
==============================================================================================================================

Total                            $ 2,035,812    $  120,626   $  105,335    $ 18,428     $ 2,141,147    $  139,054    $  6,971
==============================================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

At December 31, 2013, the Company owned 486 debt securities with a fair value of $2,116,980 in an unrealized investment loss position. Of these, 29, with a fair value of $102,685, have been in an unrealized loss position for twelve or more months. The $18,019 unrealized loss for debt securities with a loss period twelve months or greater represents a 14.9% price impairment. The price impairment on the remaining 457 debt securities is 5.5%. The total fair value of debt securities with unrealized losses at December 31, 2013 and which are rated "investment grade," is $2,017,687 or 95.3% of the total fair value. Total unrealized losses on investment grade debt securities were $120,894 at December 31, 2013.

At December 31, 2013, the Company owned 33 equity securities with a fair value of $24,167 in an unrealized loss position. There were three of the 33 equity securities in an unrealized loss position for more than 12 months. The aggregate severity of unrealized losses for these securities is 13.4% of cost.

INVESTMENT CREDIT RISK

The Company maintains a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established exposure limits, diversification standards, and review procedures to mitigate credit risk.

DERIVATIVE FINANCIAL INSTRUMENTS

Consistent with its risk management strategy, the Company utilizes derivative financial instruments to help maximize risk-adjusted investment returns; reduce interest rate risks of long-term assets; manage exposure to various credit, currency and market risks; and manage exposure to various equity and fixed income market sectors. See related disclosures in Note 2, Summary of Significant Accounting Policies - Derivative Financial Instruments, and Fair Value Measurement - Recurring Basis in Note 4.

Futures Contracts: Futures contracts ("futures") are a commitment to purchase or deliver securities or currency in the future at a predetermined price or yield, and are usually settled net in cash. When a futures contract is entered into, a margin account is established with the broker based on the requirements of the futures exchange.

The Company utilizes short positions in foreign currency futures to manage the foreign currency fair value risk exposure to investments denominated in foreign currencies. Foreign currency futures designated as hedging the foreign currency risk of foreign currency denominated long-term bonds and common stock are classified as foreign currency fair value hedges. The Company assesses the effectiveness of foreign currency fair value hedges based on the changes in fair value attributable to changes in spot prices. The change in the fair value of the foreign currency futures related to the changes in the difference between the spot price and the futures price is excluded from the assessment of hedge effectiveness and recognized in net income. Ineffectiveness could be present in a hedging relationship even if the assessment of effectiveness demonstrates an effective relationship. The ineffectiveness in a fair value hedge is calculated as the portion of the change in the fair value of hedging instrument that does not offset the change in the fair value of the hedged item.

The Company utilizes short positions in foreign currency futures to hedge a portion of its net assets in its consolidated foreign affiliates from the effects of fluctuations in currency exchange rates and designates these futures as net investment hedges. The Company assesses the effectiveness of foreign net investment hedges based on the changes in forward exchange rates. When deemed effective, changes in fair value of the foreign currency futures are recorded in accumulated other comprehensive income. The amounts in accumulated other comprehensive income are reclassified into net income in the same periods during which the hedged forecasted transactions affect net income.

Foreign currency futures and equity futures that are not designated to specific foreign currency risk are not accounted for using hedge accounting. All changes in the fair value of undesignated foreign currency futures and equity futures are recorded in net realized investment gains (losses).

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Cross Currency Swaps: Cross currency swaps represent the Company's agreement with other parties to exchange, at specified intervals, the difference between functional currency (U.S. Dollar) fixed or floating rate interest amounts and foreign currency fixed or floating rate interest amounts calculated by reference to agreed upon notional principal amounts. Generally, exchanges of functional currency (U.S. Dollar) and foreign currency notional amounts are made at the initiation and maturity of the contract. The Company uses cross currency swaps to eliminate the variability in functional currency equivalent cash flows of foreign currency denominated debt instruments. The Company designates the cross currency swaps as foreign currency cash flow hedges when the swaps, offset of the hedged transactions, are deemed highly effective. The changes in fair value of the cross currency swaps attributable to the hedged risk is recorded in accumulated other comprehensive income to the extent it is effective. The amounts in accumulated other comprehensive income (loss) will be reclassified into net income in the same periods during which the hedged forecasted transactions affect net income. If the cross currency swaps were not deemed effective, the change in fair value of the cross currency swaps would be recorded in net realized investment gains (losses).

Interest Rate Swaps: The Company uses interest rate swaps to reduce market risks from changes in interest rates and to properly align the risk characteristics of assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. The individual interest rate swap contracts normally provide for a single net payment to be made by one counterparty at each due date.

Certain interest rate swaps are designated as cash flow hedges. The Company assesses the effectiveness of cash flow hedges based on a comparison of the change in fair value of the actual swap to the change in fair value of a "perfect" hypothetical swap which has terms that identically match the critical terms of the hedged items. Accordingly, the fair value of the actual swap was recorded at fair value on the balance sheet and accumulated other comprehensive income (loss) was adjusted to the lesser of the change in the actual swap's fair value or the hypothetical swap's fair value. If the amount in accumulated other comprehensive income was limited to the hypothetical swap's fair value, the difference, representing ineffectiveness was recorded in net realized investment gains (losses). The amounts in accumulated other comprehensive income will be reclassified into net income in the same periods during which the cash flows associated with the hedged forecasted transactions affect net income. If the hedges were not deemed highly effective, the change in fair value of the interest rate swaps would be recorded in net realized investment gains (losses) with no offset from the hedged items. All changes in the fair value of undesignated interest rate swaps are recorded in net realized investment gains (losses).

Certain interest rate swaps are designated as fair value hedges. The Company assesses the effectiveness of fair value hedges based on the changes in fair value attributable to changes in the benchmark interest rate. If the hedges were not deemed highly effective, the change in fair value of the interest rate swaps would be recorded in net realized investment gains (losses) with no offset from the hedged item. All changes in the fair value of undesignated interest rate swaps are recorded in net realized investment gains (losses).

Interest rate swaps that are not designated to specific interest rate risk are not accounted for using hedge accounting. All changes in the fair value of undesignated interest rate swaps are recorded in net realized investment gains (losses).

Options: Options are contracts that grant the purchaser, for a premium payment, the right to receive an amount of money based on a specified formula within a specified period of time.

The Company purchases over-the-counter call and put options to mitigate the risk related to equity-indexed annuities and single premium deferred annuities.
These annuity contracts guarantee a return of principal to the customer and credit interest based on certain indices, primarily the S&P 500 Index. A portion of the premium from each customer is invested primarily in fixed income securities. A portion of the premium is used to purchase

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

the call and put options to hedge the potential changes in interest credited to the customer as a direct result of the changes in the related indices.

Historically, the Company issued market index certificates, equivalent to a written option. In return for the premium received, the Company agreed to pay the participant a percentage of the market price increase of an equity index above an agreed upon strike price at the end of a specified term. The Company mitigated risk from these agreements by purchasing over-the-counter equity call options with identical terms.

The following table provides a summary of the fair value and notional amount of derivative financial instruments at December 31, 2014 and 2013. Derivative assets are included with other invested assets and derivative liabilities are included with accounts payable and other liabilities on the consolidated balance sheets.

=================================================================================================================================

                                                              2014                                         2013
                                            ----------------------------------------    -----------------------------------------
                                                              ESTIMATED FAIR VALUE                         ESTIMATED FAIR VALUE
                                              NOTIONAL     -------------------------      NOTIONAL      -------------------------
                                               AMOUNT        ASSETS      LIABILITIES       AMOUNT         ASSETS     LIABILITIES
---------------------------------------------------------------------------------------------------------------------------------
Derivatives designated as
   hedging instruments
      Futures contracts                     $    33,487    $      508    $        -     $     59,412    $     161    $     (139)
      Cross currency swaps                       27,989         1,427          (143)          27,989        1,135        (1,071)
      Interest rate swaps                       147,500         1,012       (30,123)         107,500          234        (5,695)
---------------------------------------------------------------------------------------------------------------------------------
Total derivatives designated
   as hedging instruments                       208,976         2,947       (30,266)         194,901        1,530        (6,905)
---------------------------------------------------------------------------------------------------------------------------------
Derivatives not designated
   as hedging instruments
      Futures contracts                           2,238             -             -           66,327            -        (2,813)
      Interest rate swaps                       250,000             -          (145)         250,000          480           (10)
      Purchased option contracts                964,015        75,218             -          629,479       76,494             -
      Written option contracts                        -             -       (43,092)               -            -       (49,417)
---------------------------------------------------------------------------------------------------------------------------------
Total derivatives not designated
   as hedging instruments                     1,216,253        75,218       (43,237)         945,806       76,974       (52,240)
---------------------------------------------------------------------------------------------------------------------------------
Total derivative financial
      instruments                           $ 1,425,229    $   78,165    $  (73,503)    $  1,140,707    $  78,504    $  (59,145)
=================================================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The following table provides the statement of comprehensive income classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding embedded derivatives, and the offset of the hedged item in an effective hedge for the years ended December 31:

=================================================================================================================

                                                                         2014            2013            2012
-----------------------------------------------------------------------------------------------------------------
Net investment income, reclassified from
   accumulated other comprehensive income
      Interest rate swaps, cash flow hedge                            $      149      $     149       $      439
-----------------------------------------------------------------------------------------------------------------

Total reclassified to net investment income                                  149            149              439
-----------------------------------------------------------------------------------------------------------------

Net realized investment gains (losses)
   Currency futures, fair value hedge                                      1,037          4,413           (1,061)
   Currency futures, ineffectiveness in hedge                                 (4)            82              (48)
   Currency futures, undesignated                                            634           (233)          (3,779)
   Equity futures, undesignated                                           (1,147)       (21,053)         (15,139)
   Interest rate swaps, fair value hedge                                 (23,849)        19,179            2,917
   Interest rate swaps, cash flow hedge                                        -              -            1,501
   Interest rate swaps, undesignated                                        (617)          (441)               -
   Equity options, undesignated, single premium deferred annuity          10,964          1,699                -
   Equity options, undesignated                                           13,327         25,441           11,267
-----------------------------------------------------------------------------------------------------------------

Total net realized investment gains (losses) on derivatives                  345         29,087           (4,342)
-----------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income
   Currency futures, net investment hedge                                  3,116         (1,171)            (370)
   Cross currency swaps, cash flow hedge                                   1,220          3,377           (1,819)
   Interest rate swaps, cash flow hedge                                      199              -                -
-----------------------------------------------------------------------------------------------------------------

Total accumulated other comprehensive
   income on derivatives                                                   4,535          2,206           (2,189)
-----------------------------------------------------------------------------------------------------------------

Total derivative impact                                               $    5,029      $  31,442       $   (6,092)
=================================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The following table presents the components of accumulated other comprehensive income, before income tax, related to cash flow hedges as of December 31:

==============================================================================================================

                                                                         2014          2013            2012
--------------------------------------------------------------------------------------------------------------
Unrealized gain on derivatives included in accumulated
   other comprehensive income as of January 1                         $   7,190      $  5,133       $   9,262
Gains (losses) deferred in accumulated other comprehensive
   income on the effective portion of cash flow hedges                    4,535         2,206          (2,189)
Amounts reclassified to net investment income and
   net realized investment (losses)                                        (149)         (149)         (1,940)
--------------------------------------------------------------------------------------------------------------

Unrealized gain on derivatives included in accumulated
   other comprehensive income as of December 31                       $  11,576      $  7,190       $   5,133
==============================================================================================================

The Company estimates that $37 will be reclassified in 2015 from accumulated other comprehensive income to net investment income as contractual cash flows on cross currency swaps are settled and from cash flows on interest rate swaps designated as cash flow hedges that were terminated in 2014. The Company is hedging its exposure to the variability in future cash flows for a maximum of 37 years on forecasted transactions excluding those transactions related to the payment of variable interest on existing instruments. There were no cash flow hedges discontinued as a result of no longer being probable that the original forecasted transactions would occur by the end of the originally specified time period or within two months of that date.

The Company is exposed to credit losses in the event of nonperformance by the counterparties to its derivative instruments. The Company monitors the credit standing of the counterparties and has entered into cash collateral agreements based on the credit rating of the counterparty. The Company anticipates that the counterparties will be able to fully satisfy their obligations under the contracts given their high credit ratings. The futures contracts are traded on a regulated exchange and, in the opinion of management, have low counterparty risk.

EMBEDDED DERIVATIVES

The Company issues products that contain embedded derivatives, including equity-indexed annuities and guarantees contained in variable annuity policies and single premium deferred annuities. Such embedded derivatives are required to be separated from their host contracts and accounted for at fair value. The following table presents the fair value of embedded derivatives, which are reported as part of policyholder account balances in the consolidated balance sheets, as of December 31:

=======================================================================

                                               2014             2013
-----------------------------------------------------------------------
Equity-indexed annuities                    $   92,228       $  83,256
Single premium deferred annuities               45,503           8,652
Guarantees on variable annuities                 5,691          (7,945)
-----------------------------------------------------------------------

Total embedded derivatives                  $  143,422       $  83,963
=======================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The increase (decrease) in fair value related to embedded derivatives was $38,434, ($21,675), and $12,018 for the years ended December 31, 2014, 2013, and
2012, respectively, and was recorded within net realized investment gains (losses).

ASSET RESTRICTIONS

At December 31, 2014 and 2013, $328,652 and $86,661, respectively, of securities were restricted from corporate use related to the single premium deferred annuity product.

SECURITIES ON DEPOSIT/ASSETS DESIGNATED

Iowa law requires that assets equal to a life insurer's "legal reserve" must be designated for the Iowa Department of Commerce, Insurance Division. The legal reserve is equal to the net present value of all outstanding policies and contracts involving life contingencies. At December 31, 2014 and 2013, bonds and notes, mortgage loans, policy loans and cash with a carrying value of $8,657,189 and $8,154,769, respectively, were accordingly designated for Iowa. Other regulatory jurisdictions require cash and securities to be deposited for the benefit of policyholders. Pursuant to these requirements, securities with a fair value of $86,876 and $32,548 were on deposit as of December 31, 2014 and 2013, respectively.

NOTE 4: FAIR VALUE

The Company uses fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, such as insurance policy liabilities other than investment-type contracts and investments accounted for using the equity method, are excluded from the fair value disclosure requirements.

VALUATION HIERARCHY

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value of assets and liabilities into three broad levels. The Company has categorized its financial instruments, based on the degree of subjectivity inherent in the valuation technique, as follows:

   o Level 1: Inputs are directly observable and represent quoted prices for identical assets or liabilities in active markets the Company has the ability to access at the measurement date.

   o Level 2: All significant inputs are observable, either directly or indirectly, other than quoted prices included in Level 1, for the asset or liability. This includes: (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

   o Level 3: One or more significant inputs are unobservable and reflect the Company's estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

For purposes of determining the fair value of the Company's assets and liabilities, observable inputs are those inputs used by market participants in valuing financial instruments, which are developed based on market data obtained from independent sources. In the absence of sufficient observable inputs, unobservable inputs, reflecting the Company's estimates of the assumptions market participants would use in valuing financial assets and liabilities, are developed based on the best information available in the circumstances. The Company uses prices and inputs that are current as of the measurement date. In some instances, valuation inputs used to

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The hierarchy requires the use of market observable information when available for measuring fair value. The availability of observable inputs varies by investment. In situations where the fair value is based on inputs that are unobservable in the market or on inputs from inactive markets, the determination of fair value requires more judgment and is subject to the risk of variability. The degree of judgment exercised by the Company in determining fair value is typically greatest for investments categorized in Level 3. Transfers in and out of level categorizations are reported as having occurred at the end of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized gains and losses and all changes in unrealized gains and losses in the fourth quarter are not reflected in the Level 3 rollforward table.

VALUATION PROCESS

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance on the overall reasonableness and consistent application of valuation methodologies and inputs and compliance with accounting standards through the execution of various processes and controls designed to provide assurance that the Company's assets and liabilities are appropriately valued.

The Company has policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. The valuation policies and guidelines are reviewed and updated as appropriate.

For fair values received from third parties or internally estimated, the Company's processes are designed to provide assurance that the valuation methodologies and inputs are appropriate and consistently applied, the assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are appropriately recorded. The Company performs procedures to understand and assess the methodologies, process and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. When using internal valuation models, these models are developed by the Company's investment group using established methodologies. The models, including key assumptions, are reviewed with various investment sector professionals, accounting, operations, compliance, and risk management professionals. In addition, when fair value estimates involve a high degree of subjectivity, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

TRANSFERS BETWEEN LEVELS

There were eight transfers totaling $35,074 into Level 2 from Level 1 during the year ended December 31, 2014. There were 13 transfers totaling $71,718 into Level 2 from Level 3 and three transfers totaling $21,805 into Level 3 from Level 2 during the year ended December 31, 2014. There were no transfers between Level 1 and Level 2 during the year ended December 31, 2013. There were two transfers totaling $10,025 into Level 2 from Level 3 and one transfer totaling $202 into Level 3 from Level 2 during the year ended December 31, 2013. The 2014 transfers into Level 2 from Level 1 were US government and agencies securities. The transfers into Level 2 from Level 3 were commercial mortgage-backed securities. The transfers into Level 3 were domestic corporate securities. The 2013 transfers into Level 2 were other structured securities. The 2013 transfer into Level 3 was an equity security. For both years, the transfers into Level 2 occurred due to a change from a model using one or more significant inputs that were unobservable to a model using all significant inputs that were observable and the transfers into Level 3 were related to changes in models using all significant inputs that were observable to models using one or more significant inputs that were unobservable.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

FAIR VALUE MEASUREMENT - RECURRING BASIS

The following table summarizes the Company's assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2014.

==============================================================================================================================

ASSETS, AT FAIR VALUE                                                LEVEL 1        LEVEL 2         LEVEL 3         TOTAL
------------------------------------------------------------------------------------------------------------------------------
Cash equivalents(1)                                                $  142,695    $           -    $        -    $     142,695
Debt securities
   U.S. government and agencies                                             -           66,348             -           66,348
   States and political subdivisions                                        -        1,028,804             -        1,028,804
   Foreign government securities                                            -           35,775             -           35,775
   Domestic corporate securities                                            -        4,834,320        39,913        4,874,233
   Mortgage-backed securities
      Residential mortgage-backed                                           -          347,137       105,776          452,913
      Commercial mortgage-backed                                            -          563,286        11,507          574,793
   Collateralized debt obligations                                          -           15,006        37,367           52,373
   Other structured securities                                              -          228,255       128,962          357,217
   Foreign corporate securities                                             -        1,658,711         5,487        1,664,198
------------------------------------------------------------------------------------------------------------------------------
      Total debt securities                                                 -        8,777,642       329,012        9,106,654

Equity securities                                                      52,149           45,284        19,643          117,076
Short-term investments                                                  1,027                -             -            1,027
Student loans                                                               -                -        17,218           17,218
Receivable for sale of unconsolidated affiliate                             -                -        52,045           52,045
Derivative assets                                                         508           77,657             -           78,165
Separate account assets                                                     -        3,873,407             -        3,873,407
------------------------------------------------------------------------------------------------------------------------------

      Total assets                                                 $  196,379    $  12,773,990    $  417,918    $  13,388,287
==============================================================================================================================

==============================================================================================================================

LIABILITIES, AT FAIR VALUE                                           LEVEL 1          LEVEL 2       LEVEL 3            TOTAL
------------------------------------------------------------------------------------------------------------------------------
Derivative liabilities                                             $        -       $  73,503      $        -      $   73,503
Derivatives embedded in
   annuity contracts                                                        -               -         143,422         143,422
------------------------------------------------------------------------------------------------------------------------------

   Total liabilities                                               $        -       $  73,503      $  143,422      $  216,925
==============================================================================================================================

(1) Excludes cash of $133,174 that is not subject to fair value accounting.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The following table summarizes the Company's assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2013.

==============================================================================================================================

ASSETS, AT FAIR VALUE                                                LEVEL 1        LEVEL 2         LEVEL 3         TOTAL
------------------------------------------------------------------------------------------------------------------------------
Cash equivalents(1)                                                $   152,601   $           -    $         -   $     152,601
Debt securities
   U.S. government and agencies                                         41,943               -              -          41,943
   States and political subdivisions                                         -         822,031              -         822,031
   Foreign government securities                                             -          43,192              -          43,192
   Domestic corporate securities                                             -       4,326,842         26,337       4,353,179
   Mortgage-backed securities
      Residential mortgage-backed                                            -         388,697        136,442         525,139
      Commercial mortgage-backed                                             -         456,274         92,797         549,071
   Collateralized debt obligations                                           -          15,000         41,550          56,550
   Other structured securities                                               -         223,984         59,242         283,226
   Foreign corporate securities                                              -       1,640,167          5,194       1,645,361
------------------------------------------------------------------------------------------------------------------------------
      Total debt securities                                             41,943       7,916,187        361,562       8,319,692

Equity securities                                                            -          34,489         18,659          53,148
Short-term investments                                                     988               -              -             988
Student loans                                                                -               -         19,046          19,046
Derivative assets                                                          161          78,343              -          78,504
Separate account assets                                                      -       4,632,123              -       4,632,123
------------------------------------------------------------------------------------------------------------------------------

      Total assets                                                 $   195,693   $  12,661,142    $   399,267   $  13,256,102
==============================================================================================================================

==============================================================================================================================

LIABILITIES, AT FAIR VALUE                                           LEVEL 1          LEVEL 2      LEVEL 3            TOTAL
------------------------------------------------------------------------------------------------------------------------------
Derivative liabilities                                             $    2,951       $  56,194     $        -      $    59,145
Derivatives embedded in
   annuity contracts                                                        -               -         83,963           83,963
------------------------------------------------------------------------------------------------------------------------------

   Total liabilities                                               $    2,951       $  56,194     $   83,963      $   143,108
==============================================================================================================================

(1) Excludes cash of $163,806 that is not subject to fair value accounting.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

CHANGES IN FAIR VALUE MEASUREMENT

The following table sets forth the fair values of assets and liabilities classified as Level 3 within the fair value hierarchy at December 31, 2014:

==================================================================================================================================

                                                                TOTAL  REALIZED/UNREALIZED
                                                                 GAIN (LOSS) INCLUDED IN:
                                                                ---------------------------      NET       TRANSFER
                                                       BALANCE                    OTHER       PURCHASES,     INTO      BALANCE
                                                      JANUARY 1,              COMPREHENSIVE  (SALES) AND   (OUT OF)  DECEMBER 31,
                                                        2014      EARNINGS(1)     INCOME     (MATURITIES)   LEVEL 3    2014(2)
----------------------------------------------------------------------------------------------------------------------------------
Debt securities
   Domestic corporate securities                      $   26,337  $     (730)   $    (671)    $  (1,852)  $  16,829   $   39,913
   Mortgage-backed securities
      Residential mortgage-backed                        136,442       1,828        6,813       (39,307)          -      105,776
      Commercial mortgage-backed                          92,797      (1,032)       2,286       (10,826)    (71,718)      11,507
   Collateralized debt obligations                        41,550         595        3,391        (8,169)          -       37,367
   Other structured securities                            59,242         766       (1,748)       65,726       4,976      128,962
   Foreign corporate securities                            5,194           -            1           292           -        5,487
----------------------------------------------------------------------------------------------------------------------------------
      Total debt securities                              361,562       1,427       10,072         5,864     (49,913)     329,012

Equity securities                                         18,659           -          984             -           -       19,643
Student loans                                             19,046        (474)           -        (1,354)          -       17,218
Receivable for sale of
   unconsolidated affiliate                                    -       3,118            -        48,927           -       52,045
----------------------------------------------------------------------------------------------------------------------------------

   Total assets                                       $  399,267  $    4,071    $  11,056     $  53,437   $ (49,913)  $  417,918
==================================================================================================================================

Derivatives embedded
   in annuity contracts                               $   83,963  $   38,434    $       -     $  21,025   $       -   $  143,422
----------------------------------------------------------------------------------------------------------------------------------

   Total liabilities                                  $   83,963  $   38,434    $       -     $  21,025   $       -   $  143,422
==================================================================================================================================

(1) Included in net income is amortization of premium/discount, impairments, realized gains and losses and lapses associated with embedded derivatives.
(2) There were no significant unrealized gains (losses) for the period included in net income attributable to the fair value relating to assets and liabilities classified as Level 3 that are still held at December 31, 2014.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The following table provides the components of the items included in Level 3 net purchases, sales and maturities for 2014.

============================================================================================================================

                                                                                                                   NET
                                                                                                                PURCHASES,
                                                                                                               (SALES) AND
                                                             PURCHASES     SALES      MATURITIES     OTHER     (MATURITIES)
----------------------------------------------------------------------------------------------------------------------------
Debt securities
   Domestic corporate securities                             $   6,923    $      -     $   8,775    $      -    $   (1,852)
   Mortgage-backed securities
      Residential mortgage-backed                                   19           -        39,326           -       (39,307)
      Commercial mortgage-backed                                   107           -        10,933           -       (10,826)
   Collateralized debt obligations                                  73           -         8,242           -        (8,169)
   Other structured securities                                  68,953           -         3,227           -        65,726
   Foreign corporate securities                                    667           -           375           -           292
----------------------------------------------------------------------------------------------------------------------------
      Total debt securities                                     76,742           -        70,878           -         5,864

Equity securities                                                    -           -             -           -             -
Student loans                                                        -       1,354             -           -        (1,354)
Receivable for sale of
   unconsolidated affiliate                                          -           -             -      48,927        48,927
----------------------------------------------------------------------------------------------------------------------------

   Total assets                                              $  76,742    $  1,354     $  70,878    $ 48,927    $   53,437
============================================================================================================================

Derivatives embedded
   in annuity contracts                                      $  34,642    $      -     $  13,617    $      -    $   21,025
----------------------------------------------------------------------------------------------------------------------------

   Total liabilities                                         $  34,642    $      -     $  13,617    $      -    $   21,025
============================================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The following table sets forth the fair values of assets and liabilities classified as Level 3 within the fair value hierarchy at December 31, 2013:

==========================================================================================================================

                                                         TOTAL REALIZED/UNREALIZED
                                                          GAIN (LOSS) INCLUDED IN:
                                                        ---------------------------      NET        TRANSFER
                                            BALANCE                       OTHER       PURCHASES,      INTO       BALANCE
                                           JANUARY 1,                 COMPREHENSIVE  (SALES) AND    (OUT OF)   DECEMBER 31,
                                              2013      EARNINGS(1)   INCOME (LOSS)  (MATURITIES)    LEVEL 3     2013(2)
----------------------------------------------------------------------------------------------------------------------------
Debt securities
   Domestic corporate securities           $   22,294   $      781      $    (484)   $     3,746   $        -   $   26,337
   Mortgage-backed securities
      Residential mortgage-backed             169,679        1,567          3,981        (38,785)           -      136,442
      Commercial mortgage-backed               99,375       (7,099)        21,559        (21,038)           -       92,797
   Collateralized debt obligations             40,504          255         13,364        (12,573)           -       41,550
   Other structured securities                 10,025          278           (104)        59,068      (10,025)      59,242
   Foreign corporate securities                 6,107            -            (47)          (866)           -        5,194
----------------------------------------------------------------------------------------------------------------------------
      Total debt securities                   347,984       (4,218)        38,269        (10,448)     (10,025)     361,562

Equity securities                              17,669       (2,355)         2,997            146          202       18,659
Student loans                                  19,751          141              -           (846)           -       19,046
----------------------------------------------------------------------------------------------------------------------------

   Total assets                            $  385,404   $   (6,432)     $  41,266    $   (11,148)  $   (9,823)  $  399,267
============================================================================================================================

Derivatives embedded
   in annuity contracts                    $  100,300   $  (16,337)     $       -    $         -   $        -   $   83,963
----------------------------------------------------------------------------------------------------------------------------

   Total liabilities                       $  100,300   $  (16,337)     $       -    $         -   $        -   $   83,963
============================================================================================================================

(1) Included in net income is amortization of premium/discount, impairments, realized gains and losses and lapses associated with embedded derivatives.
(2) There were no significant unrealized gains (losses) for the period included in net income attributable to the fair value relating to assets and liabilities classified as Level 3 that are still held at December 31, 2013.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The following table provides the components of the items included in Level 3 net purchases, sales and maturities for 2013.

=============================================================================================

                                                                                      NET
                                                                                  PURCHASES,
                                                                                 (SALES) AND
                                         PURCHASES      SALES      MATURITIES    (MATURITIES)
---------------------------------------------------------------------------------------------
Debt securities
   Domestic corporate securities         $  13,226    $     997    $     8,483    $    3,746
   Mortgage-backed securities:
      Residential mortgage-backed                -            -         38,785       (38,785)
      Commercial mortgage-backed             4,935        8,407         17,566       (21,038)
   Collateralized debt obligations             481            -         13,054       (12,573)
   Other structured securities              59,068            -              -        59,068
   Foreign corporate securities                799            -          1,665          (866)
---------------------------------------------------------------------------------------------
      Total debt securities                 78,509        9,404         79,553       (10,448)

Equity securities                              833          687              -           146
Student loans                                    -          846              -          (846)
---------------------------------------------------------------------------------------------

   Total assets                          $  79,342    $  10,937    $    79,553    $  (11,148)
=============================================================================================

DETERMINATION OF FAIR VALUES

The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices and matrix pricing or similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. A summary of valuation techniques for classes of financial assets and liabilities by fair value hierarchy level are as follows:

Level 1 Measurements
--------------------

Cash equivalents: Consists of money market funds; valuation is based on the closing price as of the balance sheet date.

For all other Level 1 measurements, valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

Equity securities: Consists of exchange traded funds.

U.S. government and agencies: Consists of U.S. Treasury securities and debentures (non-mortgage-backed securities/asset-backed securities) issued by agencies of the U.S. government.

Short-term investments: Consists of certificates of deposit.

Derivative assets and liabilities: Consists of exchange traded derivatives (primarily futures and options) that are actively traded.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Level 2 Measurements
--------------------

U.S. government and agencies: U.S. Treasury securities and debentures issued by agencies of the U.S. government are valued based on observable inputs such as the U.S. Treasury yield curve, market indicated spreads and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

States and political subdivisions: Consists of municipal general obligation and revenue bonds for which pricing is determined based on observable inputs such as the U.S. Treasury yield curve, market indicated spreads by security rating and comparable trades in the municipal bond markets.

Foreign government securities: Consists primarily of Canadian and Australian sovereign and provincial debentures. Valued based on observable inputs such as the applicable market yield curve, market indicated spreads by security rating, and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

Domestic corporate securities: Valued based on observable inputs such as the U.S. Treasury yield curve, market indicated spreads by security rating and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

Residential mortgage-backed securities: Valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data such as trades, bid price or spread, two-sided markets, benchmark curves, discount rates, derivative indices and loan level information.

Commercial mortgage-backed securities: Valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data such as trades, bid price or spread, two-sided markets, benchmark curves, discount rates, derivative indices and loan level information.

Collateralized debt obligations and other structured securities: Valued based on observable inputs including quoted prices for identical or similar assets in markets that are not active.

Foreign corporate securities: Valued based on observable inputs such as the applicable, country-specific market yield curve, market indicated spreads by security rating and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

Equity securities - preferred stock: Consists of U.S. and Canadian preferred stocks; preferred stock valuation is based on observable inputs such as the applicable market yield curve, market indicated spreads by security rating, and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

Derivative assets and liabilities: Consists of derivatives such as interest-rate swaps, currency forwards, and other over the counter derivatives. Valuation inputs having a significant effect on fair value include market quoted interest rates, market-implied volatility and other observable inputs regularly used by industry participants in the over-the-counter derivatives markets.

Separate account assets: Consists of mutual funds and unit investment trusts in which the contract holder could redeem its investment at net asset value per share at the measurement date with the investee.

For the majority of assets classified as Level 2 investments, the Company values the assets using third-party pricing sources, which generally rely on quoted prices for similar assets in markets that are active and observable market data. A portion of the domestic corporate securities fair value is determined using matrix pricing.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Level 3 Measurements
--------------------

Most of the Company's financial instruments classified as Level 3 include less liquid securities such as mortgage-backed securities, certain domestic and foreign corporate securities and other equity securities, collateralized debt obligations, and derivatives embedded in annuity contracts.

Domestic corporate securities, foreign corporate securities, and equity securities: Consists primarily of private equity investments that are valued using internal appraisals that rely on information obtained from general partners of the private equity investments. The Company also owns within domestic corporate securities, tax advantaged and other notes, which are valued using internal models.

Mortgage-backed securities (residential and commercial), collateralized debt obligations, and other structured securities: Valuations are obtained from independent, third-party pricing sources, or to a lesser extent, internal models. The Company does not have access to the significant unobservable inputs used to price these securities due to the lack of transparency in the process used by third parties to develop prices for these investments. The Company believes however, the types of inputs third parties may use would likely be similar to those used to price securities for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and counterparty credit spreads.

Student loans: Valuation is determined using internal models based on discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. In addition, the Company makes assumptions regarding default rate, prepayment rate and credit spreads. Loans with similar characteristics are aggregated for purposes of the calculations. The unobservable inputs are default and prepayment rates. However, these rates have a nominal impact on fair value. Increases in these unobservable inputs, in isolation, will generally have an inverse correlation with the fair value measurement.

Receivable for sale of unconsolidated affiliate: Consists of an asset for contingent future payments that in included in other assets and receivables upon the sale of CMG MI, which is valued based on estimated discounted cash flow analysis. The asset for contingent future payments is based on the performance of CMG MI over the six-year post-sale period, as defined in the purchase agreement.

Derivatives embedded in annuity contracts: Valuation is determined using internal models. The Company offered certain variable annuity products with guaranteed minimum benefit riders. The riders include guaranteed minimum withdrawal benefit ("GMWB") riders and guaranteed minimum accumulation benefit ("GMAB") riders. GMWB and GMAB riders are embedded derivatives, which are measured at fair value separately from the host variable annuity contract. Equity-indexed and single premium deferred annuities also contain embedded derivatives, the option is related to the performance of a stock index.

The fair value of GMWB and GMAB embedded derivatives is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. The Company projects cash flows from the derivatives under multiple capital market scenarios using observable risk free rates then includes an adjustment for the Company's own credit and risk margins for non-capital market inputs.

In estimating the fair value of the embedded derivative of the equity-indexed annuity and single premium deferred annuity, the Company attributes a present value to the embedded derivative equal to the discounted sum of the excess cash flows of the index related fund value over the minimum guaranteed fund value. The current year portion of the embedded derivative is adjusted for known market conditions. The discount factor at which the embedded derivative is valued contains an adjustment for the Company's own credit and risk margins for unobservable non-capital market inputs.

The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt as well as its claims paying ability.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

These derivatives may be more costly than expected in volatile or declining equity markets. Changes in market conditions include, but are not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates. Changes in fair value may be impacted by changes in the Company's own credit standing. Lastly, changes in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the fair value of the derivatives that could materially affect net income.

The following table presents information about significant unobservable inputs used in Level 3 embedded derivative liabilities measured at fair value developed by internal models as of December 31, 2014 and 2013:

============================================================================================================================

         PREDOMINANT                  SIGNIFICANT                          RANGE OF VALUES - UNOBSERVABLE INPUT
       VALUATION METHOD            UNOBSERVABLE INPUT                          2014                    2013
----------------------------------------------------------------------------------------------------------------------------
GUARANTEES ON VARIABLE ANNUITIES
----------------------------------------------------------------------------------------------------------------------------
   Stochastic modeling          Lapse rates, including       0% to 51%                      0% to 44%
                                   risk margin
                                --------------------------------------------------------------------------------------------
                                Company's own
                                   credit margin             110 - 140 basis points add     133 - 183 basis points add
                                                             on to discount rate            on to discount rate
----------------------------------------------------------------------------------------------------------------------------

EQUITY-INDEXED ANNUITIES
----------------------------------------------------------------------------------------------------------------------------
   Discounted cash flow         Lapse rates                  1% to 25% with an excess       2% to 15% with an excess
                                                             lapse rate at the end of the   lapse rate at the end of the
                                                             index period of 60%.           index period of 46%.
                                --------------------------------------------------------------------------------------------
                                Company's own credit
                                   and risk margin           60 - 90 basis points add on    83 - 133 basis points add
                                                             to discount rate               on to discount rate

----------------------------------------------------------------------------------------------------------------------------

SINGLE PREMIUM DEFERRED ANNUITIES
----------------------------------------------------------------------------------------------------------------------------
   Discounted cash flow         Lapse rates                  2% to 4% with an excess        2% to 15% with an excess
                                                             lapse rate at the end of the   lapse rate at the end of the
                                                             index period of 95%            index period of 58%
                                --------------------------------------------------------------------------------------------
                                Company's own credit
                                   and risk margin           60 - 90 basis points add on    83 - 133 basis points add
                                                             to discount rate               on to discount rate
============================================================================================================================

FAIR VALUE MEASUREMENTS FOR FINANCIAL INSTRUMENTS NOT REPORTED AT FAIR VALUE

Accounting standards require disclosure of fair value information about certain on and off-balance sheet financial instruments which are not recorded at fair value on a recurring basis for which it is practicable to estimate that value.

The following methods and assumptions were used by the Company in estimating the fair value disclosures for significant financial instruments:

Mortgage loans: The fair values for mortgage loans are estimated using discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair values for mortgages in default are reported at the estimated fair value of the underlying collateral.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Policy loans: The Company believes it is not practicable to determine the fair value of its policy loans since there is no stated maturity and policy loans are often repaid by reductions to policy benefits.

Notes receivable: The fair values for notes receivable are estimated using discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings.

Federal Home Loan Bank restricted stock: The Company holds FHLB restricted stock in connection with a contractual arrangement with the Federal Home Loan Bank of Des Moines. FHLB restricted stock is bought and sold at par, and is carried at cost, which represents redemption value.

Cash: The carrying amount approximates its fair value due to its short term nature.

Investment-type contracts: Investment-type contracts include group and individual annuity contracts and deposit-type contracts in the general account. In most cases, the fair values are determined by discounting expected liability cash flows and required profit margins using the year-end swap curve plus a spread equivalent to a cost of funds for insurance companies.

Notes and interest payable: The fair value for notes and interest payable is estimated using discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings.

Separate account liabilities: Separate account liabilities represent the account value owed to the contract holder, which is equal to the segregated assets carried at fair value.

The carrying amounts and estimated fair values of the Company's financial instruments that are not measured at fair value on a recurring basis, at December 31 are as follows:

==================================================================================================================

                                                                   2014                           2013
                                                        ----------------------------------------------------------
                                                          CARRYING       ESTIMATED      CARRYING      ESTIMATED
                                                           AMOUNT       FAIR VALUE       AMOUNT       FAIR VALUE
------------------------------------------------------------------------------------------------------------------
Financial instruments recorded as assets
   Mortgage loans                                       $  1,455,472   $  1,556,703   $  1,378,374   $  1,395,240
   Policy loans                                              103,921            n/a        103,020            n/a
   Notes receivable                                            2,597          2,597          3,331          3,331
   Federal Home Loan Bank restricted stock                    19,570         19,570         17,968         17,968
   Cash                                                      133,174        133,174        171,481        171,481

Financial instruments recorded as liabilities
   Investment-type contracts                               4,775,617      5,206,936      4,948,480      4,806,691
   Notes and interest payable                                393,261        407,369        243,004        251,887
   Separate account liabilities                            3,873,407      3,873,407      4,632,123      4,632,123
==================================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

FAIR VALUE OPTION AND STUDENT LOANS

The Company elected the fair value option with respect to all student loans to better reflect their economics.

The fair value and the aggregate unpaid principal balance of the Company's student loans, a Level 3 asset, for which the fair value option has been elected at December 31, 2014 and 2013 are as follows:

==============================================================================================================

                                                                                  2014                 2013
--------------------------------------------------------------------------------------------------------------
Loans at fair value and accrued interest outstanding(1)                        $  17,751            $  20,087
Aggregate contractual principal and accrued interest outstanding                  19,409               21,272
--------------------------------------------------------------------------------------------------------------
   Fair value adjustment                                                       $  (1,658)           $  (1,185)
==============================================================================================================

(1) Fair value includes interest of $533 and $1,041, as of December 31, 2014 and 2013, respectively, included in accrued investment income on the consolidated balance sheets.

The change in the fair value of the loans is included in net realized investment gains (losses) in the accompanying consolidated statements of comprehensive income (loss). Interest income is recorded on an accrual basis and is included in net investment income. The Company had $15,173 and $14,364 of loans at December 31, 2014 and 2013, respectively, that were in repayment status with less than $500 of loans greater than 90 days past due in both years.

NOTE 5:  INCOME TAX

The Company and certain of its domestic subsidiaries are included in the consolidated federal income tax return filed by CMHC, the Company's ultimate parent. The Company has entered into a tax sharing agreement with CMHC and its subsidiaries. The agreement provides for the allocation of tax expense based on each subsidiary's contribution to the consolidated federal income tax liability. Pursuant to the agreement, subsidiaries that have incurred losses are reimbursed regardless of the utilization of the loss in the current year.

INCOME TAX EXPENSE ON CONTINUING OPERATIONS

Income tax expense attributable to income from continuing operations for the years ended December 31 is as follows:

=====================================================================================================

                                                             2014             2013            2012
-----------------------------------------------------------------------------------------------------
Current tax expense (benefit)                             $   79,072       $  26,759       $    (910)
Deferred tax expense                                          29,490          61,183          50,904
-----------------------------------------------------------------------------------------------------

Total income tax expense on continuing operations         $  108,562       $  87,942       $  49,994
=====================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

RECONCILIATION TO U.S. TAX RATE

Income tax expense differs from the amount computed by applying the U.S. federal corporate income tax rate of 35% to income from continuing operations before income taxes and equity of unconsolidated affiliates due to the items listed in the following reconciliation:

======================================================================================================

                                                                   2014          2013          2012
------------------------------------------------------------------------------------------------------
Tax expense computed at federal corporate tax rate              $  122,848    $  99,137    $   80,435
Tax-exempt investment income                                        (7,024)      (5,354)       (4,267)
Income tax related to prior years                                   (4,451)      (8,603)      (23,722)
Dividends-received deduction                                        (6,026)      (3,919)       (2,938)
Meals and entertainment                                                772          633           926
Foreign operations                                                   1,793         (782)         (215)
Accumulated other comprehensive income adjustments                     180        7,147             -
Other, net                                                             470         (317)         (225)
------------------------------------------------------------------------------------------------------

Total income tax expense on continuing operations               $  108,562    $  87,942    $   49,994
======================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and the amounts for income tax purposes. Significant components of the Company's deferred tax assets and liabilities at December 31, 2014 and 2013 are as follows:

==============================================================================================

                                                                       2014           2013
----------------------------------------------------------------------------------------------
Deferred tax assets
   Policy liabilities and reserves                                  $    90,252    $  104,793
   Pension and other employee benefits                                   90,337        73,137
   Unearned revenue                                                      18,479        16,811
   Loss liabilities                                                      17,112        16,094
   Accrued expenses                                                      39,783        42,349
   Dividends payable to policyholders                                     8,553         7,820
   Foreign currency translation                                           3,498         3,429
   Loss carryforwards                                                     1,517         1,022
   Undistributed net income of unconsolidated affiliates                  1,554             -
   Other                                                                  3,625         5,198
----------------------------------------------------------------------------------------------

Gross deferred tax assets                                               274,710       270,653
----------------------------------------------------------------------------------------------

Deferred tax liabilities
   Unrealized investment gains                                          196,024        97,074
   Investments                                                           29,458        11,415
   Deferred policy acquisition costs                                     99,056        96,189
   Deferred and uncollected premium                                      12,951        11,065
   Fixed assets and real estate                                          16,425        14,186
   Intangible assets                                                     13,172        14,708
   Undistributed net income of unconsolidated affiliates                      -        14,221
   Other                                                                 15,187        12,617
----------------------------------------------------------------------------------------------

Gross deferred tax liabilities                                          382,273       271,475
----------------------------------------------------------------------------------------------

Net deferred tax liability                                          $  (107,563)   $     (822)
==============================================================================================

VALUATION ALLOWANCE

The Company considered the need for a valuation allowance with respect to its gross deferred tax assets as of December 31, 2014 and 2013, and based on that evaluation, the Company has determined it is more likely than not that all deferred tax assets as of December 31, 2014 and 2013 will be realized. Therefore, a valuation allowance was not established.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

OTHER TAX ITEMS

The Company had no federal operating or capital loss carryforwards as of December 31, 2014 and 2013. As of December 31, 2014 and 2013, the Company had state operating loss carryforwards of $33,292 and $24,600, respectively; the related tax benefits are $1,517 and $1,022, respectively. These carryforwards expire in various years through 2034.

The Company generally does not provide U.S. deferred taxes or foreign withholding taxes on the undistributed earnings of its non-U.S. affiliates and associated companies since the earnings are intended to be reinvested indefinitely. The total amount of undistributed earnings for which such taxes have not been provided is approximately $30,375 and $25,756 as of December 31, 2014 and 2013, respectively. The amount of unrecognized deferred tax liability associated with these earnings is approximately $6,385 and $5,379 as of December 31, 2014 and 2013, respectively.

UNRECOGNIZED TAX BENEFITS

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

======================================================================================================

                                                                            2014               2013
------------------------------------------------------------------------------------------------------
Balance at January 1                                                     $  24,014          $  19,508
   Additions based on tax positions related to the current year              5,341              5,266
   Additions for prior years' tax positions                                  7,320                154
   Reductions for prior years' tax positions                                    (6)              (914)
------------------------------------------------------------------------------------------------------

Balance at December 31                                                   $  36,669          $  24,014
======================================================================================================

Included in the balance of unrecognized tax benefits at December 31, 2014 and 2013 are $11,360 and $6,063, respectively, of unrecognized tax benefits that, if recognized would affect the effective income tax rate in future periods. Management does not anticipate a material change to the Company's uncertain tax positions during 2015.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense in the consolidated statements of comprehensive income (loss). During the years ended December 31, 2014, 2013, and 2012 the Company recognized additions (reductions) of $1,123, $615 and ($15,654) in interest and penalties, respectively. The Company had accrued $4,129 and $3,006 for the payment of interest and penalties at December 31, 2014 and 2013, respectively.

The Company is included in a consolidated U.S. Federal income tax return filed by CMHC. The Company also files income tax returns in various states and foreign jurisdictions. For the major jurisdictions where it operates, the Company is generally no longer subject to income tax examinations by tax authorities for years ended before 2008.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NOTE 6: REINSURANCE

The Company enters into reinsurance agreements to reduce overall risk, including exposure to large losses and catastrophic events. The Company retains the risk of loss in the event that a reinsurer is unable to meet the obligations assumed under the reinsurance agreements. The Company also assumes insurance risk that was directly written by other insurance entities.

The effects of reinsurance on premiums and on claims, benefits, and losses incurred for the years ended December 31 are as follows:

=================================================================================================================

                                        2014                         2013                        2012
                          ---------------------------------------------------------------------------------------

                               LIFE &      PROPERTY &       LIFE &      PROPERTY &       LIFE &       PROPERTY &
                               HEALTH       CASUALTY        HEALTH       CASUALTY        HEALTH        CASUALTY
                             INSURANCE     INSURANCE      INSURANCE     INSURANCE      INSURANCE      INSURANCE
-------------------------------------------------------------------------------------------------------------------
Premiums
   Direct - written        $ 1,372,365    $   394,140    $ 1,359,135    $   371,804    $ 1,301,486    $   342,551
   Direct - change
      in unearned                2,367         (4,408)         6,102         (2,923)         1,642         (3,780)
-------------------------------------------------------------------------------------------------------------------
   Direct - earned           1,374,732        389,732      1,365,237        368,881      1,303,128        338,771

   Assumed - written               911        348,785          1,313        335,152          1,512        283,545
   Assumed - change
      in unearned                   76         (7,154)           (19)       (26,616)           (81)       (28,871)
-------------------------------------------------------------------------------------------------------------------
   Assumed - earned                987        341,631          1,294        308,536          1,431        254,674

   Ceded - written             (12,423)       (17,795)       (26,883)       (16,771)       (12,584)       (16,522)
   Ceded - change
      in unearned                  (61)          (229)          (499)           (42)            36          1,346
-------------------------------------------------------------------------------------------------------------------
   Ceded - earned              (12,484)       (18,024)       (27,382)       (16,813)       (12,548)       (15,176)
-------------------------------------------------------------------------------------------------------------------

Premiums - written, net      1,360,853        725,130      1,333,565        690,185      1,290,414        609,574
Premiums - change
   in unearned, net              2,382        (11,791)         5,584        (29,581)         1,597        (31,305)
-------------------------------------------------------------------------------------------------------------------
Premiums - earned, net     $ 1,363,235    $   713,339    $ 1,339,149    $   660,604    $ 1,292,011    $   578,269
===================================================================================================================

Claims, benefits and losses, and loss adjustment expenses incurred

   Direct                  $   905,290    $   185,263    $   882,903    $   195,823    $   882,676    $   222,760
   Assumed                         355        267,398            198        223,075            871        169,545
   Ceded                       (11,750)        (1,459)       (12,505)          (100)       (15,133)       (12,429)
-------------------------------------------------------------------------------------------------------------------

Claims, benefits
   and losses, net         $   893,895    $   451,202    $   870,596    $   418,798    $   868,414    $   379,876
===================================================================================================================

The balance of reinsurance recoverables at December 31, 2014 and 2013 was $129,416 and $123,155, respectively. These balances are subject to uncertainties similar to the estimates of the gross reserves for claims

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

and policy benefits and loss and loss adjustment expenses. The collection of the balances is also subject to risks. The Company evaluates the risks of collection of these balances in determining the need to establish an allowance for uncollectible reinsurance. In making this determination, the Company considers, among other factors, the credit rating of the reinsurers, its past collection experience, the aging of balances, and any known credit concerns or disputes over contract interpretations. The aggregate recoverable balance of the largest reinsurer was $88,809 or 70% and $83,407 or 69% of the total reinsurance recoverable at December 31, 2014 and December 31, 2013, respectively. No other reinsurer accounts for more than 10% of the balance at December 31, 2014 and 2013. Based on the Company's evaluation, a nominal allowance for uncollectible reinsurance balances was established at December 31, 2014 and 2013.

In June 2014, the Company modified an existing agreement with a third party reinsurer. A change to the structure of the contract resulted in the Company reducing its quota share percentage from 50% to 30%, as well as amending certain buyout terms. In exchange for agreeing to the revised terms the Company received $17,800 in cash. Of the total, $14,800 is fixed and $3,000 is adjustable based on actual results of the business for the 12 month period ending June 30, 2015. The fixed portion was recognized in other income in the consolidated statements of comprehensive income (loss) upon receipt while the adjustable portion is included in deferred revenue as part of accounts payable and other liabilities in the consolidated balance sheet and is being recognized ratably over the 12 month period beginning July 1, 2014, and will be adjusted if necessary as results develop.

The Company had entered into modified coinsurance agreements, under the terms of which the risk of loss was not sufficiently transferred to the reinsurers. Accordingly, the agreements were accounted for using the deposit method of accounting. As part of the agreements, the Company was required to manage certain assets according to guidelines contained in the agreements. These assets provide the basis for investment income to be earned and paid to the reinsurers. The pool of assets was $516,226 as of December 31, 2013, and is included in cash and investments in the consolidated balance sheets. Deposit liabilities were $401,620 as of December 31, 2013 and are included in claim and policy benefit reserves - life and health in the consolidated balance sheets. The Company terminated and recaptured its modified coinsurance agreements in 2014, which had a minimal impact on the financial statements.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NOTE 7: DEFERRED POLICY ACQUISITION COSTS

A summary of the deferred policy acquisition costs ("DAC") deferred and amortized as of and for the year ended December 31, 2014 and 2013 is shown in the following table:

=================================================================================================================

                                                              2014                            2013
                                                 ----------------------------------------------------------------

                                                    LIFE AND      PROPERTY AND       LIFE AND       PROPERTY AND
                                                     HEALTH         CASUALTY          HEALTH           CASUALTY
                                                   INSURANCE       INSURANCE         INSURANCE        INSURANCE
-----------------------------------------------------------------------------------------------------------------
Balance at beginning of year                     $    382,385     $     31,944     $    354,197     $     28,997
 Policy acquisition costs deferred                    268,081           62,268          238,706           65,689
 Policy acquisition costs amortized
    and adjustments for changes in
    life and health gross profit assumptions         (231,834)         (63,799)        (231,501)         (62,742)
 Premium deficiency loss recognition                  (22,310)               -                -                -
 DAC effect of change in net unrealized
    gains on securities available for sale             (9,336)               -           20,983                -
-----------------------------------------------------------------------------------------------------------------

Balance at end of year                           $    386,986     $     30,413     $    382,385     $     31,944
=================================================================================================================

DEFERRED SALES INDUCEMENTS

The unamortized balance of sales inducements deferred was $3,205 and $3,788 at December 31, 2014, and 2013, respectively. Amortization of deferred sales inducements was $610, $972, and $779 for the years ended December 31, 2014, 2013, and 2012, respectively. Deferred sales inducements are included within other assets and receivables in the consolidated balance sheets.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NOTE 8: LIABILITY FOR CLAIM RESERVES

The following table presents activity relating to unpaid claim and claim adjustment expense reserves for property and casualty and certain accident and health insurance policies:

=============================================================================================================

                                                       2014                              2013
                                          -------------------------------------------------------------------
                                          ACCIDENT AND      PROPERTY AND     ACCIDENT AND     PROPERTY AND
                                             HEALTH           CASUALTY          HEALTH          CASUALTY
                                           INSURANCE         INSURANCE        INSURANCE        INSURANCE
-------------------------------------------------------------------------------------------------------------
Balance as of January 1                   $      411,936  $       399,661  $       414,856  $        383,952
  Less experience refunds liability               38,534           14,943           39,663            15,814
  Less reinsurance recoverables                    9,390            9,138            7,348             9,738
-------------------------------------------------------------------------------------------------------------
 Net balance as of January 1                     364,012          375,580          367,845           358,400
-------------------------------------------------------------------------------------------------------------
 Incurred, net of reinsurance
   recoverable, related to
      Current year                               231,176          487,257          232,718           439,640
      Prior years                                (20,457)         (36,055)         (17,918)          (20,842)
-------------------------------------------------------------------------------------------------------------
 Total incurred                                  210,719          451,202          214,800           418,798
-------------------------------------------------------------------------------------------------------------
 Paid, net of reinsurance
   recoverable related to
      Current year                                76,146          283,404           77,792           253,429
      Prior years                                137,900          153,205          140,841           148,189
-------------------------------------------------------------------------------------------------------------
 Total paid                                      214,046          436,609          218,633           401,618
-------------------------------------------------------------------------------------------------------------
 Net balance at December 31                      360,685          390,173          364,012           375,580
   Plus experience refunds liability              36,402           16,312           38,534            14,943
   Plus reinsurance recoverables                   9,445            7,511            9,390             9,138
-------------------------------------------------------------------------------------------------------------

Balance at December 31                    $      406,532  $       413,996  $       411,936  $        399,661
=============================================================================================================

For accident and health products the liability for claim reserves from prior years decreased by $20,457 in 2014 and decreased by $17,918 in 2013. For property and casualty products, the decrease was $36,055 and $20,842 in 2014 and 2013, respectively.

For accident and health products the 2014 decrease in prior year incurred losses primarily relates to favorable development on credit disability insurance reserves due to lower losses than expected driven by lower frequency and severity. For accident and health products the 2013 decrease in prior year incurred losses primarily relates to favorable development in credit disability insurance. For property and casualty products, the 2014 decrease in prior years incurred losses primarily relates to favorable development on fidelity insurance reserves due to fewer large losses than expected. For property and casualty products, the 2013 decrease in prior years incurred losses primarily relates to favorable development on management professional liability reserves.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NOTE 9: BENEFIT PLANS

The Company has noncontributory defined benefit pension plans that cover most full time employees. Certain employees and directors are also eligible for non-qualified defined benefit plans. Retirement benefits are provided using either a traditional or cash balance formula. The traditional formula provides benefits based on compensation and years of service. The cash balance formula utilizes notional accounts that credit participants with benefits equal to a percentage of eligible pay as well as earnings credits for each account balance. The cash balance formula applies to employees hired after December 31, 2001 for employees not covered under a collective bargaining agreement ("non-represented employees") and September 1, 2005 for employees covered under a collective bargaining agreement ("represented employees"). Benefits vest according to plan schedules. The Company's policy is to fund pension costs as required to meet the minimum funding requirements under the Employee Retirement Income Security Act of 1974.

Pursuant to a collective bargaining agreement ("the Agreement") executed on May 3, 2013, the Company will freeze the traditional formula portion of the pension plan for represented employees as of December 31, 2015. As a result of the Agreement, a $8,683 decrease in accrued pension and postretirement liability was recognized through accumulated other comprehensive income in 2013 and is shown in the net prior service (benefit) line in the table below. Effective August 1, 2009, the Company's Board adopted an amendment to freeze the traditional formula portion of the pension plan for non-represented employees. Employees retain the benefits they have accrued under the grandfathered plans as of the date of the freeze; however, no additional benefits will be accrued under the traditional formula. The Company continues to accrue future benefits for these employees under the cash balance formula.

The Company has postretirement benefit plans that provide certain medical and life insurance benefits to eligible participants and dependents. The cost of postretirement benefits is recognized over the period the employees perform services to earn the benefits. As of January 1, 2016, pursuant to the Agreement above, retirement medical subsidies will be eliminated for all future retirees who do not meet certain age, years of service and/or employment status criteria. As a result of the Agreement, a $1,113 decrease to accrued pension and postretirement liability was recognized on the consolidated balance sheets in 2013. This included a $1,204 curtailment gain recognized as a reduction to operating and other expenses. Accumulated other comprehensive income also increased $91 as a result of the plan curtailment.

Effective December 31, 2013, the Company transferred the sponsorship of its qualified defined benefit pension plan for non-represented employees to CUNA Mutual Financial Group, Inc. ("CMFG"), the Company's immediate parent. The transfer has no impact on the Company's obligations.

Effective February 1, 2014, the Company transferred the sponsorship of its qualified defined benefit pension plan for represented employees to CMFG, the Company's immediate parent. The transfer has no impact on the Company's obligations.

The measurement date for all benefit plans is December 31.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Amounts recognized in accumulated other comprehensive income related to pension and other postretirement benefit plans as of December 31, 2014 and 2013 are as follows:

====================================================================================================================

                                                         PENSION BENEFITS             OTHER POSTRETIREMENT BENEFITS
                                                  ------------------------------------------------------------------
                                                          2014             2013             2014            2013
--------------------------------------------------------------------------------------------------------------------
Net prior service (benefit)                           $  (17,410)      $   (20,380)      $    (978)      $  (1,203)
Net actuarial (gain) loss                                249,318           200,104          (1,053)         (9,750)
--------------------------------------------------------------------------------------------------------------------
Total recognized in accumulated
  other comprehensive income, before tax                 231,908           179,724          (2,031)        (10,953)
Tax expense (benefit)                                    (80,651)          (62,387)            711           3,834
--------------------------------------------------------------------------------------------------------------------

Total recognized in accumulated
  other comprehensive income, net of tax              $  151,257       $   117,337       $  (1,320)      $  (7,119)
====================================================================================================================

The estimated net actuarial loss and prior service (benefit) that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2015 for the pension plans are $18,398 and ($2,969), respectively. The estimated prior service (benefit) that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2015 for other postretirement benefits is ($225). The Company does not expect to amortize any actuarial gain from accumulated other comprehensive income into net periodic benefit cost in 2015.

The following table summarizes information about the plans at December 31:

===============================================================================================================

                                                        PENSION BENEFITS         OTHER POSTRETIREMENT BENEFITS
                                                   ------------------------------------------------------------
                                                     2014             2013            2014           2013
---------------------------------------------------------------------------------------------------------------
Fair value of plan assets                          $   729,486   $      605,795   $      8,419   $      8,218
Benefit obligation                                    (856,408)        (731,231)       (69,275)       (58,321)
---------------------------------------------------------------------------------------------------------------

Net liability recognized in the
    consolidated balance sheet                     $  (126,922)  $     (125,436)  $    (60,856)  $    (50,103)
===============================================================================================================

The following table provides information for the plans for the years ended December 31:

=================================================================================================================

                                              PENSION BENEFITS                   OTHER POSTRETIREMENT BENEFITS
                                    -----------------------------------------------------------------------------
                                       2014          2013          2012         2014         2013         2012
-----------------------------------------------------------------------------------------------------------------
Employer contributions              $  72,448     $   2,440     $  32,903     $  1,175     $  1,238     $    998
Benefit payments                       43,391        39,924        34,297        1,175        1,238          998
Net periodic benefit cost              21,770        17,795        22,802        3,002        2,261        3,383
Curtailment gain                            -             -             -            -        1,204            -
=================================================================================================================

The Company's accumulated benefit obligation for pension plans was $816,220 and $693,631 at December 31, 2014 and 2013, respectively.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

ACTUARIAL ASSUMPTIONS

The Company's actuarial assumptions used to develop pension and other postretirement benefit obligations for the years ended December 31 were as follows:

=================================================================================================================

                                                      PENSION BENEFITS             OTHER POSTRETIREMENT BENEFITS
                                                  ---------------------------------------------------------------
                                                    2014            2013                2014            2013
-----------------------------------------------------------------------------------------------------------------
Discount rate                                        4.5%            5.3%               4.5%             5.4%
Assumed rate of annual
  compensation increase                              4.4             4.4                4.8              4.8
=================================================================================================================

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation is 5.4% reducing to 4.3% by 2083.

The Company's actuarial assumptions used to develop pension and other postretirement benefit expenses for the years ended December 31 were as follows:

================================================================================================================

                                                  PENSION BENEFITS               OTHER POSTRETIREMENT BENEFITS
                                         -----------------------------------------------------------------------
                                           2014         2013         2012        2014         2013         2012
----------------------------------------------------------------------------------------------------------------
Discount rate                              5.3%         4.3%         5.1%        5.4%         4.4%         5.0%
Assumed rate of annual
  compensation increase                    4.4          4.4          4.4         4.8          4.8          4.8
Expected long-term
  rate of return on plan assets            6.9          7.2          7.2         6.9          7.2          7.2
================================================================================================================

In determining the discount rate for the years ended December 31, 2014, 2013, and 2012, the Company used a hypothetical bond portfolio of actual AA-rated securities matching the expected monthly benefits in the plans. In determining the expected long-term rate of return on plan assets, the Company used the current investment allocation applied to a long-term historical indexed rate of return for these asset classes.

MEDICARE PART D SUBSIDY

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare Part D as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The effects of the subsidy are reflected in the measurement of the net periodic other postretirement benefit costs. The effect of the subsidy for 2014 was a reduction of the other postretirement benefit cost of $128, including $118 related to service cost, $273 related to interest cost and ($263) related to recognized net actuarial gain. Comparable figures for the effect of the subsidy for 2013 was a reduction of the other postretirement benefit cost of $218 including $159 related to service cost and $240 related to interest cost. There was no impact related to recognized net actuarial losses in 2013. The effect of the subsidy for 2012 was a reduction of the other postretirement benefit cost of $206 including $185 related to service cost, $260 related to interest cost and $240 related to recognized net actuarial loss. The subsidy reduced the 2014 accumulated benefit obligation for other postretirement benefits by $5,930, compared to $4,685 in 2013 and $5,447 in 2012. The Company received subsidies of $7, $42, and $42 in 2014, 2013 and 2012, respectively.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

ESTIMATED FUTURE BENEFIT PAYMENTS

Estimated future benefit payments for the years ended December 31 are as follows:

=============================================================================================================

                                                                                        OTHER POSTRETIREMENT
                                                                       PENSION                BENEFITS
                                                                       BENEFITS           INCLUDING SUBSIDY
-------------------------------------------------------------------------------------------------------------
Estimated future benefit payments
    2015                                                            $      43,501           $     2,145
    2016                                                                   44,439                 2,622
    2017                                                                   45,620                 3,033
    2018                                                                   46,934                 3,452
    2019                                                                   48,216                 3,907
    2020-2024                                                             261,420                22,424
=============================================================================================================

The Company anticipates making a minimum contribution to the pension plans of approximately $30,000 in 2015 with future amounts to be determined based on asset performance and liabilities. For other postretirement benefits, the employer contribution will be equivalent to the estimated 2015 benefits.

PENSION PLAN ASSETS

The Company's investment strategy is to achieve a mix of approximately 80 percent debt exposure and 20 percent equity exposure. Equity securities primarily include investments in domestic large-cap and mid-cap mutual funds. Debt securities primarily include investment grade corporate bond mutual funds. The Company limits its concentrations of risk by diversifying its plan assets through investment in funds rather than individual holdings. The Company maintains a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards, and review procedures to mitigate risk.

The investment strategy is intended to match market asset movements with discount rate related liability changes as closely as possible. This strategy is intended to limit the range of contributions needed by the Company to maintain the plan at minimum funding levels.

The Company invests the pension plans' assets with the goal of meeting short and long term obligations, employing optimization techniques to achieve the highest expected return under a target level of portfolio risk. The portfolio risk target is based on the pension plans' funded status, payout features, and participants' characteristics. This methodology takes into account asset class correlations to assure appropriate portfolio diversification. Asset class allocations are allowed to approximate target with a small tolerance to changes in overall portfolio risk.

The expected rates of return and variance for each asset class are derived using statistical techniques based on long-term historical data. Returns and correlations are adjusted slightly to reflect trends and portfolio manager expectations.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The fair value of the Company's pension plan assets by asset category at December 31, 2014 are presented in the following table.

=======================================================================================================================

                                              LEVEL 1              LEVEL 2              LEVEL 3               TOTAL
-----------------------------------------------------------------------------------------------------------------------
Mutual funds with debt securities           $   527,089           $       -           $        -           $   527,089
Mutual funds with equity securities             138,768                   -                    -               138,768
Limited partnerships                                  -                   -               42,544                42,544
Cash equivalents                                 21,085                   -                    -                21,085
-----------------------------------------------------------------------------------------------------------------------

   Total plan assets                        $   686,942           $       -           $   42,544           $   729,486
=======================================================================================================================

The fair value of the Company's pension plan assets by asset category at December 31, 2013 are presented in the following table.

=======================================================================================================================

                                              LEVEL 1              LEVEL 2              LEVEL 3               TOTAL
-----------------------------------------------------------------------------------------------------------------------
Mutual funds with debt securities           $   444,220           $       -           $        -           $   444,220
Mutual funds with equity securities             103,649               8,921                    -               112,570
Limited partnerships                                  -                   -               35,514                35,514
Cash equivalents                                 13,491                   -                    -                13,491
-----------------------------------------------------------------------------------------------------------------------

   Total plan assets                        $   561,360           $   8,921           $   35,514           $   605,795
=======================================================================================================================

The Company's pension plan asset allocation at December 31, by asset category, as a percentage of plan assets, and the target allocation, is shown below:

=========================================================================================================================

                                                                                                             2015 TARGET
                                                                     2014                   2013              ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
Mutual funds with debt securities                                    72.3%                  73.3%                80.0%
Mutual funds with equity securities                                  19.0                   18.6                 10.0
Limited partnerships                                                  5.8                    5.9                  8.0
Cash equivalents                                                      2.9                    2.2                  2.0
-------------------------------------------------------------------------------------------------------------------------

   Total                                                            100.0%                 100.0%               100.0%
=========================================================================================================================

There were no transfers between levels during the years ended December 31, 2014 or 2013.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

A summary of valuation techniques for classes of pension plan assets by fair value hierarchy level are as follows:

Level 1 Measurements
--------------------

Mutual funds with debt securities, and mutual funds with equity securities:
Consists of actively traded mutual funds that have daily quoted net asset values at which the Company could transact.

Cash equivalents: Consists of money market mutual funds that have daily quoted net asset values at which the Company could transact; valuation is based on the closing price as of the balance sheet date.

Level 2 Measurements
--------------------

Mutual funds with equity securities: Consists of mutual funds where the valuation is based on observable inputs such as quoted net asset values for identical assets in markets that are not active.

Level 3 Measurements
--------------------

Limited partnerships: Valuation of limited partnerships is based on the fair value of the partnership as determined by the general partner based on the underlying holdings.

The following table provides a rollforward of the fair values of assets classified as Level 3 within the fair value hierarchy at December 31, 2014 and 2013:

======================================================================================================

                                                                                 LIMITED PARTNERSHIPS
------------------------------------------------------------------------------------------------------
Balance, January 1, 2013                                                         $            27,630
  Return on plan assets - held                                                                 2,605
  Return on plan assets - sold                                                                   (97)
  Purchases                                                                                    9,233
  Sales                                                                                       (3,857)
------------------------------------------------------------------------------------------------------

Balance, December 31, 2013                                                                    35,514
  Return on plan assets - held                                                                 4,086
  Return on plan assets - sold                                                                   205
  Purchases                                                                                   11,603
  Sales                                                                                       (8,864)
------------------------------------------------------------------------------------------------------

Balance, December 31, 2014                                                       $            42,544
======================================================================================================

OTHER POST-EMPLOYMENT BENEFITS

The Company has a plan to provide severance pay and continuation of certain life and health benefits during the severance period to qualifying inactive or former employees. The Company also provides certain life and health benefits to employees in disability status. The liability for these other post-employment benefits was $8,014 and $7,794 at December 31, 2014 and 2013, respectively.

DEFINED CONTRIBUTION PLANS

The Company sponsors thrift and savings plans, which cover substantially all regular full-time employees and agents who meet certain eligibility requirements. Under the plans, the Company may make contributions based

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

on certain criteria. The Company's contributions for the years ended December 31, 2014, 2013, and 2012 were $13,886, $13,302, and $13,598, respectively.

OTHER DEFERRED COMPENSATION PLANS

The Company also has a variety of deferred compensation plans for key executives and directors. The accrued liability for these plans was $72,076 and $64,887 as of December 31, 2014 and 2013, respectively, and is included in accounts payable and other liabilities in the consolidated balance sheets.

NOTE 10: STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

CMFG Life and its insurance company subsidiaries file statutory-basis financial statements with insurance regulatory authorities of the insurance companies' state of domicile ("Insurance Department"). Statutory capital and surplus as of December 31, 2014 and 2013 and statutory basis net income (loss) for the years ended 2014, 2013 and 2012 for CMFG Life and its insurance affiliates is presented in the table below.

==========================================================================================================================

                                                             STATUTORY CAPITAL                  STATUTORY BASIS
                                                                AND SURPLUS                    NET INCOME (LOSS)
                                                            2014          2013          2014         2013         2012
--------------------------------------------------------------------------------------------------------------------------
CMFG Life Insurance Company                              $1,632,876    $1,553,485    $ 106,949    $ 101,909    $ 115,015
CUMIS Insurance Society, Inc. and Subsidiary                714,886       621,738       88,897       64,359       32,583
MEMBERS Life Insurance Company                               18,366        17,829       (1,792)      (1,562)       3,259
Producers Agriculture Insurance Company
  and Subsidiary                                             55,984        52,762        6,382        7,077        6,271
CUMIS Vermont, Inc.                                          83,809        66,623      (12,814)     (31,035)     (23,949)
CMFG Life Vermont, Inc.*                                     72,548        58,676       15,251       (5,090)      (1,101)
==========================================================================================================================

* CMFG Life Vermont, Inc. was established during 2012.

An Insurance Department allowed CMFG Life to use an accounting practice which differs from prescribed statutory accounting practices (permitted practice). This permitted practice related to the carrying value of mortgage insurance affiliates. The use of this permitted practice increased reported statutory surplus by $15,521 as of December 31, 2013. See Note 3, Investments-Equity in Unconsolidated Affiliates for further discussion of the sale of the mortgage insurance affiliates.

CMFG Life and its insurance subsidiaries are subject to statutory regulations as to the payment of dividends. CMFG Life, along with its wholly-owned subsidiaries, CUMIS Insurance Society, Inc. and subsidiary ("CUMIS"), and MEMBERS Life Insurance Company, are domiciled in Iowa and, based on statutory regulations, could pay dividends up to $163,288, $80,896, and $1,836, respectively, during 2015, without prior approval of the Insurance Department. Producers Agriculture Insurance Company and subsidiary ("PAIC") is a wholly-owned subsidiary of CMFG Life domiciled in Texas and based on statutory regulations, could pay dividends up to $6,332 during 2015, without prior approval of the Texas Insurance Department. In both Iowa and Texas, dividends in excess of these amounts are classified as Extraordinary Dividends, and require approval by the Insurance Department prior to payment. All dividends for CUMIS Vermont, Inc. and CMFG Life Vermont, Inc., domiciled in Vermont, require approval by the Vermont Insurance Department.

Risk-based capital requirements promulgated by the National Association of Insurance Commissioners require U.S. insurers to maintain minimum capitalization levels that are determined based on formulas incorporating credit risk, insurance risk, interest rate risk, and general business risk. At December 31, 2014, CMFG Life and its insurance subsidiaries' adjusted surplus exceeded the minimum requirements. CMFG Life Vermont, Inc. and CUMIS Vermont, Inc. are regulated as captive insurers and are not subject to RBC rules.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NOTE 11: NOTES AND INTEREST PAYABLE

The following table provides the details of notes and interest payable and capital lease obligations at December 31:

=========================================================================================================

                                                                             2014              2013
---------------------------------------------------------------------------------------------------------
CMFG Life Insurance Company
  Surplus notes                                                         $       88,010    $       88,010
  Line of credit - Federal Home Loan Bank                                      190,015           150,073
  Loan participation                                                             4,653             4,921

MCA Fund I Holding LLC
  Collateralized fund obligations - MCA Fund I                                 107,369                 -

CUNA Mutual Group Holdings (Europe)
  Promissory Note                                                                3,214                 -
---------------------------------------------------------------------------------------------------------
Total notes and interest payable                                               393,261           243,004
---------------------------------------------------------------------------------------------------------
Capital lease obligations                                                       22,283            32,804
---------------------------------------------------------------------------------------------------------

Total notes and interest payable and capital lease obligations          $      415,544    $      275,808
=========================================================================================================

CMFG LIFE INSURANCE COMPANY - SURPLUS NOTES

The 8.5% surplus notes, issued in 2010, are due July 2030. Interest on the notes is payable semi-annually. The surplus notes are subordinated, unsecured obligations of the Company, ranking subordinate to the claims of policyholders and all other creditors. The Company may not pay any principal, interest or make-whole amounts (fee paid on prepayment of principal) unless it has given notice to the applicable insurance regulatory authority and received approval to make any such payment. A request for payment of interest due January 2015 was approved by the applicable insurance regulatory authority. Beginning on July 31, 2020, and continuing annually thereafter until July 2030, scheduled principal payments (in equal annual installments) will be due and payable, subject to the foregoing regulatory approvals. The Company is required to comply with certain financial covenants including maintenance of a minimum statutory risk-based capital ratio and minimum total adjusted statutory capital level. At December 31, 2014, the Company was in compliance with these covenants.

CMFG LIFE INSURANCE COMPANY - LINE OF CREDIT - FEDERAL HOME LOAN BANK

The Company has borrowing capacity as a result of contractual arrangements with the Federal Home Loan Bank of Des Moines ("FHLB") that were entered into in 2007 and evidenced by Advances, Collateral Pledge, and Security Agreements. These agreements provide that the Company is entitled to borrow from the FHLB if the Company purchases FHLB restricted stock and provides securities as collateral for such borrowings. The amount of such permitted borrowings would be 22.5 times the Company's FHLB stock ownership, with an overall limitation based on 30% of the Company's statutory assets. Interest on borrowings was calculated daily at floating rates that ranged from 0.21% to 0.35% in 2014, 0.20% to 0.35% in 2013 and 0.24% to 0.38% in 2012. Payments are due on the line of credit at various dates through 2015 with options of renewal available. As of December 31, 2014 and 2013, the Company owned $19,570 and $17,968 of FHLB restricted common stock, respectively. The Company had $258,521 and $153,524 of pledged securities at December 31, 2014 and 2013, respectively.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

CMFG LIFE INSURANCE COMPANY - LOAN PARTICIPATION

In 2013, the Company sold an interest in a mortgage loan to an unaffiliated entity, which has been accounted for as a secured borrowing. The Company's ongoing participation with the interest sold includes providing certain management and administrative services, including appointing and delegating the loan servicer.

The interest sold is included in mortgage loans within the consolidated balance sheets. The cash flows relate to interest and principal payments received from the borrower on the original mortgage loan, less servicing fees and are paid to the counterparty in accordance with the terms of the underlying agreement. Notwithstanding this accounting treatment, the mortgage loan asset that collateralizes the note payable supplies the cash flow to pay principal and interest to the note holder, and the interest in the mortgage loan sold is not available to general creditors of the Company.

CUNA MUTUAL FINANCIAL GROUP, INC. - LINE OF CREDIT - JP MORGAN CHASE BANK

CMFG Life entered into a $200,000 three year unsecured revolving credit facility agreement with JP Morgan Chase Bank and other lenders in 2010. In June 2012 the facility was renewed with borrowing capacity of $300,000 and reassigned to CMFG Life's parent company, CMFG. CMFG Life and other subsidiaries, including CUMIS Insurance Society, Inc. ("CUMIS"), were designated as borrowers under the new agreement. Under the facility, a fee is assessed on the unused committed principal ranging from 0.20% to 0.35% per year. The unused fee is determined based on CMFG Life's debt to capital ratio and was assessed at 0.20% at December 31, 2014, 2013 and 2012 and the fee is now paid by CMFG. Under the facility interest amounts are calculated based on certain benchmark interest rates plus a spread that ranges from 1.375% to 1.75% based on CMFG's debt to capital ratio. CMFG is required to comply with financial covenants including a maximum ratio of total debt to capital and a minimum consolidated net worth. CMFG Life and CUMIS are required to comply with minimum statutory risk-based capital ratios. CMFG, CMFG Life, and CUMIS were in compliance with these covenants at December 31, 2014. As of December 31, 2014 and 2013, there were no outstanding borrowings under the JP Morgan facility. The credit facility expires in June 2016. CMFG designated up to $95,000 from the line of credit to be used in the event that two insurance subsidiaries need additional capital to meet regulatory minimums. Accordingly, $205,000 of the line of credit was available for general corporate purposes.

MCA FUND I HOLDING LLC - COLLATERALIZED FUND OBLIGATIONS - MCA FUND I

On June 25, 2014, MCA Fund I Holding LLC ("MCA Holding"), a consolidated subsidiary of the Company, issued $250,000 of collateralized notes ("Notes") due August 2024, as follows:

==================================================================================================================

                                                           AMOUNT OUTSTANDING AT
                              INITIAL PRINCIPAL AMOUNT       DECEMBER 31, 2014
------------------------------------------------------------------------------------------------------------------

          CLASS               AFFILIATED   UNAFFILIATED    AFFILATED    UNAFFILIATED            NOTE RATE
------------------------------------------------------------------------------------------------------------------
Class A Notes                 $   55,000   $     75,000    $  47,210    $     64,379    Three month LIBOR + 2.00%

Class B Notes                     50,000         50,000       42,987          42,990    Three month LIBOR + 3.25%

Class C Deferrable Notes          20,000              -       20,150               -    Three month LIBOR + 5.50%
------------------------------------------------------------------------------------------------------------------

Total collateralized notes    $  125,000   $    125,000    $ 110,347    $    107,369
==================================================================================================================

The Notes are secured by a pledge of MCA Holding's limited partnership interest in MCA Fund I. Payment of principal and interest on the Notes is made quarterly. Unless redeemed or repaid earlier, each class of notes will mature and be payable on August 15, 2024. However, prior to August 2024, the Indenture under which the Notes

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

were issued provides that cash proceeds from investments will be used, subject to certain limitation and conditions, to pay Company expenses, principal of the Notes and make payments to equity investors. The Indenture also provides for optional redemption of the Notes by MCA Holding in whole, but not in part, at any time on or after June 25, 2016 or following designated tax events. The affiliated intercompany portion of the notes has been eliminated within these consolidated financial statements.

LIQUIDITY LOAN FACILITY

On June 25, 2014, MCA Holding, Wells Fargo Bank NA as Trustee, and Barclays Bank plc as Liquidity Lender entered into a Liquidity Loan Facility. Outstanding loans available under the Liquidity Loan Facility are limited to the lesser of
(a) $20,000 or (b) 10% of the outstanding principal amount of the Class A and Class B Notes. Proceeds of borrowings under the Liquidity Loan Facility may only be used for purposes allowed under the Indenture.

MCA Holding can elect an interest rate applicable to loans under the Liquidity Loan Facility equal to either (i) LIBOR plus 1.50% or (ii) the Alternate Base Rate plus 0.50%. The Alternate Base Rate is the greater of (a) the Liquidity Lender's prime rate, and (b) the Federal Funds Effective Rate (as defined in the Liquidity Loan Facility) in effect on such day plus 0.50%. The Liquidity Loan Facility terminates on the earliest of August 15, 2024, the repayment of the Class A and Class B Notes, or the acceleration of either the principal of the Notes or amounts owed under the Liquidity Loan Facility. MCA Holding must pay a quarterly commitment fee equal to 0.125% of the unfunded amount available under the Liquidity Loan Facility, which is included in Other expenses in the consolidated statement of comprehensive income (loss). As of December 31, 2014, there were no outstanding borrowings under the Liquidity Loan Facility.

CUNA MUTUAL GROUP HOLDINGS (EUROPE) - PROMISSORY NOTE

CUNA Mutual Group Holdings (Europe), a consolidated subsidiary of the Company, entered into a promissory note with CUNA Mutual International Finance, a subsidiary of CMHC, in November 2014. Interest accrues at 1.33% which was the LIBOR rate at the date of this note plus 1.0%. All unpaid principal and interest will be paid on or before June 30, 2015.

CAPITAL LEASE OBLIGATIONS

Capital lease obligations are included in Accounts payable and other liabilities in the accompanying consolidated balance sheets.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NOTE 12: ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income are as follows:

===============================================================================================================

                                        FOREIGN
                                       CURRENCY     UNREALIZED       PENSION                       ACCUMULATED
                                      TRANSLATION   INVESTMENT      AND OTHER                         OTHER
                                         GAINS      GAINS AND     POSTRETIREMENT   DISCONTINUED   COMPREHENSIVE
                                        (LOSSES)    SHADOW DAC       BENEFITS       OPERATIONS       INCOME
---------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2012            $ (31,480)    $  490,791    $    (153,115)   $      (513)   $    305,683

 Change in foreign currency
   translation, net of tax - $10,420     24,524              -                -              -          24,524
 Change in unrealized holding
   gains (losses), net
   of tax - ($169,230)                        -       (316,337)               -           (290)       (316,627)
 Change in pension and other
   postretirement benefits,
   net of tax - $22,687                       -              -           42,897              -          42,897
---------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2013               (6,956)       174,454         (110,218)          (803)         56,477

 Change in foreign currency
   translation, net of tax - ($69)       (1,859)             -                -              -          (1,859)
 Change in unrealized holding gains
   (losses), net of tax - $99,341             -        185,104                -            800         185,904
 Change in pension and other
   postretirement benefits,
   net of tax - ($21,387)                     -              -          (39,719)             -         (39,719)
---------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2014            $  (8,815)    $  359,558    $    (149,937)   $        (3)   $    200,803
===============================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

RECLASSIFICATION ADJUSTMENTS

Accumulated other comprehensive income includes amounts related to unrealized investment gains (losses) and foreign currency translation, which were reclassified to net income. Reclassifications from Accumulated other comprehensive income for the year ended December 31, 2014 and 2013 are included in the following table:

======================================================================================================

                                                                              2014            2013
------------------------------------------------------------------------------------------------------
Reclassifications from accumulated other comprehensive income
  Unrealized (gains) losses on available-for-sale
    securities included in net realized investment losses                 $    (24,887)   $   (36,509)
  Foreign currency translation adjustments included
    in net realized investment losses                                                -          1,197
  Foreign currency translation adjustments included
    in operating and other expenses                                                  -         26,581
  Unrealized (gains) losses on derivatives included in
    net investment income                                                         (149)             -
  Unrealized gains (losses) on available-for-sale
    securities included in operating and other expenses                            514              -
  Unrealized gains (losses) on available-for-sale securities
    included in loss for discontinued operations                                   809              -
------------------------------------------------------------------------------------------------------
Total reclassifications from accumulated
    other comprehensive income                                                 (23,713)        (8,731)
  Tax expense (benefit)                                                         (8,530)       (12,722)
------------------------------------------------------------------------------------------------------

Net reclassification from accumulated
  other comprehensive income                                              $    (15,183)   $     3,991
======================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NOTE 13: COMMITMENTS AND CONTINGENCIES

INVESTMENT COMMITMENTS

The Company has the following investment commitments outstanding at December 31:

================================================================================

                                                    2014               2013
--------------------------------------------------------------------------------
Limited partnerships
    Energy                                      $     131,617       $   114,194
    Mezzanine                                         238,549           300,028
    Private equity                                    177,622           161,333
    Real estate                                        25,913            19,784
Mortgage loans                                         23,840             2,385
Private placement debt                                 14,000            80,500
Bank loans                                                737               910
--------------------------------------------------------------------------------

Total investment commitments                    $     612,278       $   679,134
================================================================================

Limited partnership commitments generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments.

Mortgage loan commitments are agreements to fund commercial mortgages after year end for loans approved prior to year end.

Private placement debt commitments are contracts signed prior to year end to purchase debt securities after year end.

Bank loan commitments represent commitments to acquire loans from banks at a specified future date.

LEASES

The Company contracts for long-term leases for office space, autos, and equipment, most of which are classified as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and amortized on a straight-line basis over the defined lease term.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The Company accounts for certain lease agreements as capital leases. The Company includes capital leases in Office properties, equipment and computer software in the consolidated balance sheets and had the following asset balances related to capital leases at December 31:

=====================================================================================================

                                                                           2014            2013
----------------------------------------------------------------------------------------------------
Capital leases
  Computer software                                                    $      28,624   $      28,624
  Office properties                                                           14,750          15,730
  Office equipment                                                             6,934           8,405
-----------------------------------------------------------------------------------------------------
  Total cost of office properties, equipment and computer software            50,308          52,759
  Accumulated depreciation                                                   (26,053)        (18,783)
-----------------------------------------------------------------------------------------------------

Capital leases less accumulated depreciation                           $      24,255   $      33,976
=====================================================================================================

Depreciation of capitalized leased assets is included in operating and other expenses in the consolidated statements of comprehensive income (loss).

The Company has the following future minimum capital and operating lease payments as of December 31, 2014.

========================================================================================================

                                                                       FUTURE MINIMUM    FUTURE MINIMUM
                                                                          CAPITAL          OPERATING
                                                                       LEASE PAYMENTS    LEASE PAYMENTS
--------------------------------------------------------------------------------------------------------
2015                                                                   $       10,782    $        3,632
2016                                                                           11,133             2,545
2017                                                                            1,148             2,288
2018                                                                                -             1,918
2019                                                                                -               960
                                                                       ---------------------------------
  Total minimum lease payments                                                 23,063    $       11,343
                                                                                         ===============
  Less amount representing interest                                              (780)
--------------------------------------------------------------------------------------

Present value of minimum lease payments under capital leases           $       22,283
======================================================================================

Rental expense included in the Company's results of operations amounted to $9,021, $10,453, and $8,186 in 2014, 2013, and 2012, respectively.

In December 2013, the Company entered into sale leaseback transactions with an unrelated party to sell and leaseback software. These assets were previously included in office properties, equipment and computer software in the consolidated balance sheets and the combined book value of these assets was $43,863 as of December 31, 2013. The Company had entered into similar sale leaseback transactions with software and equipment in 2012 and 2011. The lease term for software is 4 years with annual lease payments of $1,028, $2,430, and $3,686 for the leases beginning in 2013, 2012, and 2011, respectively. The lease term for the equipment is 5 years with annual lease payments of $2,459. At the end of each year of each lease, the Company has the option of purchasing the software and equipment at a predetermined percentage of the original sale price. The leases are accounted for as capital leases.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

INSURANCE GUARANTY FUNDS

The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during 2014 and prior years. The Company includes a provision for all known assessments that will be levied as well as an estimate of amounts that it believes will be assessed in the future relating to past insolvencies. The Company has established a liability of $5,892 and $4,182 at December 31, 2014 and 2013, respectively, for guaranty fund assessments. The Company also estimates the amount recoverable from future premium tax payments related to these assessments and has established an asset of $4,927 and $3,790 at December 31, 2014 and 2013, respectively. Recoveries of assessments from premium taxes are generally made over a five-year period.

LEGAL MATTERS

Various legal and regulatory actions, including state market conduct exams and federal tax audits, are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is routinely involved in a number of lawsuits and other types of proceedings, some of which may involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and involve a range of the Company's practices. The ultimate outcome of these disputes is unpredictable.

These matters in some cases raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies. In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding. In the opinion of management, the ultimate liability, if any, resulting from all such pending actions will not materially affect the consolidated financial statements of the Company.

NOTE 14: DISCONTINUED OPERATIONS

The Company reached an agreement to sell its crop insurance operations in September 2014 and sold certain other operations in prior years. These operations have been accounted for in the accompanying financial statements as discontinued operations. Accordingly, the results of operations and the gain or loss on the sale of the discontinued operations, net of taxes, the assets of the discontinued operations, and the liabilities of the discontinued operations are each reported on a single line in the consolidated statements of comprehensive income (loss) and balance sheets for all years presented.

The principal components of discontinued operations relate to two dispositions, including one transaction in 2015 (Producers Ag Insurance Group, Inc. ("PAIG") and subsidiaries) and one transaction that occurred in 2011 (the sale of the Company's Australian life insurance operations). Those transactions are generally described in the following paragraphs.

On September 29, 2014, the Company entered into an agreement with a third party to dispose of PAIG and subsidiaries. The agreement's closing was subject to approvals by regulatory agencies and the satisfaction of customary closing conditions. Those approvals were obtained and conditions were met, and on January 1, 2015, the Company sold PAIG and subsidiaries.

Upon closure of the sale in 2015, the Company received $104,466 in initial cash proceeds. The sale resulted in a pre-tax gain of approximately $32,000, which will be recorded in gain (loss) from discontinued operations, net of tax (benefit) in 2015. Concurrent with the sale, certain reinsurance contracts were modified, whereby the

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Company will retain all crop reinsurance year 2014 and prior business through existing reinsurance arrangements, while crop reinsurance year 2015 and subsequent business risk will belong to the purchaser

Premiums for crop insurance are included in total revenue below and are recorded on the later of the effective date of the contract or when the amount of premiums can be reasonably estimated and are earned on a daily pro rata basis over the period of risk.

Most crop insurance policies are written pursuant to a federal government program, for which the government establishes guidelines, subsidizes a portion of the premium and assumes part of the risk. The Federal Crop Insurance Corporation ("FCIC") reinsures a portion of the Company's crop premiums and losses. As a participating insurer, the Company receives an administrative and operating subsidy from the program based on written premium volume, which partially offsets the cost of selling and servicing the policies. The subsidy is deferred and recognized as a reduction to expense ratably as the related premiums are earned. Amounts due to and from the FCIC are included in assets of discontinued operations.

On April 1, 2011, the Company sold its Australian life insurance operations and executed a reinsurance agreement to transfer its general Australian insurance business. In 2012, the Company completed the transfer of its general Australian insurance business under the reinsurance agreement and entered its remaining subsidiaries into final liquidation proceedings. As a result, the Company recorded a pre-tax currency translation adjustment loss of $10,255 within discontinued operations on the consolidated statements of comprehensive income
(loss).

The following table displays the components of discontinued operations for 2014, 2013 and 2012.

=============================================================================================================

                                                            2014               2013               2012
-------------------------------------------------------------------------------------------------------------
Total revenues                                        $       351,254   $        390,042   $        333,654
Total expenses                                                404,497            444,588            371,032
-------------------------------------------------------------------------------------------------------------
Loss from discontinued operations before
   income taxes                                               (53,243)           (54,546)           (37,378)
Income tax benefit                                            (15,521)           (18,951)           (20,285)
-------------------------------------------------------------------------------------------------------------

Loss from discontinued operations, net of tax         $       (37,722)   $       (35,595)   $       (17,093)
=============================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Net assets of discontinued operations at December 31, 2014 and 2013 are as follows:

=======================================================================================================

                                                                             2014             2013
-------------------------------------------------------------------------------------------------------
ASSETS
   Debt securities                                                       $       8,007   $       9,828
   Cash and cash equivalents                                                     5,638           9,243
   Accrued investment income                                                         4              19
   Premium receivable                                                           35,909          38,415
   Reinsurance recoverables                                                    217,755         254,649
   Net federal income tax recievable                                             4,205           2,839
   Deferred tax asset                                                            6,787           7,399
   Deferred policy acquisition costs                                                 1              14
   Office properties, equipment and computer software                           13,525          17,442
   Amounts due to/from FCIC                                                    151,820         141,340
   Intangible assets, net                                                       28,225          28,375
   Goodwill, net                                                                28,288          28,288
   Other assets and recievables                                                  2,853           3,380
-------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                503,017         541,231
-------------------------------------------------------------------------------------------------------

LIABILITIES
   Loss and loss adjustment expense reserves - property and casualty           221,073         209,038
   Unearned premium                                                             56,946          68,153
   Notes and interest payable                                                   15,020               -
   Reinsurance payable                                                          62,774         105,935
   Net deferred tax liability                                                   11,144           8,708
   Net federal income taxes payable                                              1,647               -
   Accounts payable and other liabilities                                       66,045          65,556
-------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                           434,649         457,390
-------------------------------------------------------------------------------------------------------

TOTAL NET ASSETS                                                         $      68,368   $      83,841
=======================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Summarized cash flow statement information for 2014, 2013 and 2012 relating to discontinued operations is as follows:

=======================================================================================================

                                                          2014               2013            2012
-------------------------------------------------------------------------------------------------------
Cash flows from operating activities                 $      (51,342)   $      (19,301)   $       1,220
Cash flows from investing activities                          1,778            (2,824)             320
Cash flows from financing activities                         24,510           (72,824)           4,771
-------------------------------------------------------------------------------------------------------
Cash provided (used) by discontinued operations             (25,054)          (94,949)           6,311

(Increase) decrease in cash included in
   net assets of discontinued operations                      3,605            (6,322)          46,021
Effect of foreign exchange rate on cash
   balances of discontinued operations                            -                 -           (2,616)
-------------------------------------------------------------------------------------------------------

Cash flows from discontinued operations              $      (21,449)   $     (101,271)   $      49,716
=======================================================================================================

NOTE 15: SUBSEQUENT EVENTS

The Company evaluated subsequent events through March 4, 2015, the date the financial statements were available for issuance. During this period, there were no significant subsequent events that required adjustment to or disclosure in the accompanying financial statements, except:

The sale of PAIG and subsidiaries closed on January 1, 2015. See Note 14 - Discontinued Operations for additional information on this sale.

--------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements. All required financial statements are included in Part B of this registration statement.

(b)    Exhibits
        1.(A) Resolution of the board of directors of CUNA Mutual Insurance Society establishing CUNA Mutual Variable Annuity Account ("Registrant"). Incorporated herein by reference to Form N-4 post-effective amendment number 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

          (B) Certified resolution of the board of directors of CUNA Mutual Insurance Society approving the merger between CUNA Mutual Insurance Society and CUNA Mutual Life Insurance Company. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

          (C) Certified resolution of the board of directors of CMFG Life Insurance Company approving the name change between CMFG Life Insurance Company and CUNA Mutual Insurance Society. Incorporated by reference to post-effective amendment number 16 (File No. 333- 148426) filed with the Commission on April 27, 2012.

          2.   Not Applicable.

        3.(A)  Amended and Restated Distribution Agreement between
               CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective January 1, 2008. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

          (B) Amended and Restated Servicing Agreement related to the Distribution Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective January 1, 2008. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

          (C)  Form of Selling and Services Agreement.
               Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

          (D)  Amended and Restated Distribution Agreement between
               CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective February 23, 2011. Incorporated herein by reference to post-effective amendment number 15 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 27, 2011.

          (E)  Amended and Restated Distribution and Servicing
               Agreement for Variable Annuity contracts between CMFG Life Insurance Company and CUNA Brokerage Services, Inc. effective January 1, 2015. Incorporated herein by reference to post-effective amendment number 19 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 24, 2015.

        4.(A) Variable Annuity Contract. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

          (B) State Variations to Contract Form No. 2800. Incorporated herein by reference to post- effective amendment number 10 to this Form N-4 registration statement (File No. 33- 73738) filed with the Commission on April 27, 2000.

          (C) TSA Endorsement. Incorporated herein by reference to post-effective amendment number 7 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 17, 1998.

          (D) IRA Endorsement. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

          (E) Roth IRA Endorsement. Incorporated herein by reference to post-effective amendment number 9 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 22, 1999.

          (F) Executive Benefit Plan Endorsement. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

          (G)  Amendment to Contract, form number 2002-VAIAMEND.
               Incorporated herein by reference to post-effective amendment number 12 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 28, 2002.

          (H) CUNA Mutual Life Insurance Company and CUNA Mutual Insurance Society Merger Endorsement effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

        5.(A) Variable Annuity Application. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

          (B) State Variations to Application Form Number 1676. Incorporated herein by reference to post-effective amendment number 9 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 22, 1999.

          (C) State Variations to Application Form No. 99-VAAPP. Incorporated herein by reference to post-effective amendment number 9 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 22, 1999.

          (D)  Variable Annuity Application, Form No. VAAPP-2005.
               Incorporated herein by reference to post-effective amendment number 17 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 26, 2006.

        6.(A) Certificate of Existence of CUNA Mutual Insurance Society.
              Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

          (B)  Amended and Restated Articles of Incorporation of CUNA
               Mutual Insurance Society. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

          (C)  Amended and Restated Bylaws of CUNA Mutual Insurance
               Society. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

          (D) Amended and Restated Articles of Incorporation of CMFG Life Insurance Company. Incorporated by reference to post-effective amendment number 16 (File No. 333-148426) filed with the Commission on April 27, 2012.

          (E)  Amended and Restated Bylaws of CMFG Life Insurance
               Company. Incorporated by reference to post-effective amendment number 16 (File No. 333-148426) filed with the Commission on April 27, 2012.

           7.  Not Applicable.

     8.(A)(i) Letter Agreement between Rowe Price-Fleming International, Inc.
              and CUNA Mutual Life Insurance Company dated April 1, 1997. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File
              No. 33-73738) filed with the Commission on February 24, 1999.

         (ii) Amendment to Participation Agreement Among T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc., and CUNA Mutual Life Insurance Company dated October 1, 2002. Incorporated herein by reference to post-effective amendment number 14 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 29, 2003.

        (iii) Amendment to Participation Agreement Among T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc., and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

         (iv)  Rule 22c-2 Shareholder Information Agreement between T.
               Rowe Price Investment Services, Inc. and CUNA Mutual Insurance Society dated October 16, 2006. Incorporated herein by reference to Form N-4 post effective amendment number 9 (File No. 33-73738) filed with the Commission on April 27, 2007.

          (v) Amendment to Rule 22c-2 Shareholder Information Agreement between T. Rowe Price Investment Services, Inc., and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148419) filed with the Commission on January 2, 2008.

       (B)(i) Participation Agreement between MFS Variable Insurance Trust and CUNA Mutual Life Insurance Company dated November 21, 1997. Incorporated herein by reference to post- effective amendment number 8 to this Form N-4 registration statement (File
              No. 33-73738) filed with the Commission on February 24, 1999.

         (ii)  First Amendment to Participation Agreement between MFS
               Variable Insurance Trust, Massachusetts Financial Services Company and CUNA Mutual Insurance Society dated October 1, 2002. Incorporated herein by reference to post-effective amendment number 14 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 29, 2003.

        (iii) Amendment to Participation Agreement between MFS Variable Insurance Trust, Massachusetts Financial Services Company and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

         (iv)  Rule 22c-2 Shareholder Information Agreement between MFS
               Fund Distributors, Inc. and CUNA Mutual Insurance Society dated October 16, 2006. Incorporated herein by reference to Form N-4 post-effective amendment number 9 (File No. 33-73738) filed with the Commission on April 27, 2007.

          (v) Amendment to Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and CUNA Mutual Insurance Society effective October 16, 2006. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

         (vi)  Amendment No. 6 to Participation Agreement between MFS
               Variable Insurance Trust, Massachusetts Financial Services Company and CUNA Mutual Insurance Society effective July 1, 2010. Incorporated herein by reference to post-effective amendment number 4 to this Form N-4 (File No. 333-148421) filed with the Commission on April 27, 2011.

        (vii)  Amendment No. 7 to Participation Agreement between MFS
               Variable Insurance Trust, Massachusetts Financial Services Company and CUNA Mutual Insurance Society, effective January 1, 2012. Incorporated herein by reference to post-effective amendment number 5 to this Form N-4 (File No. 333-148421) filed with the Commission on April 27, 2012.

       (C)(i) Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and CUNA Mutual Life Insurance Company, dated February 20, 1997. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

         (ii)  Amendment No. 1 between Oppenheimer Variable Account
               Funds, OppenheimerFunds, Inc. Variable Insurance Funds, and CUNA Mutual Life Insurance Company effective September 21, 1999. Incorporated herein by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

        (iii)  Amendment No. 2 to Participation Agreement Among
               Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and CUNA Mutual Life Insurance Company effective October 1, 2002. Incorporated herein by reference to post-effective amendment number 14 to this Form N-4 registration statement (File No. 333-73738) filed with the Commission on April 25, 2003.

         (iv) Amendment No. 3 to the Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., Panorama Series Fund, Inc. and CUNA Mutual Life Insurance Company, effective July 31, 2005. Incorporated by reference to post- effective amendment number 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

          (v) Fourth Amendment to the Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

         (vi) Fifth Amendment to the Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and CUNA Mutual Insurance Society effective May 1, 2008. Incorporated by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

        (vii) Sixth Amendment to the Participation Agreement between OppenheimerFunds, Inc., Oppenheimer Variable Account Funds, Panorama Series Fund, Inc. and CUNA Mutual Insurance Society effective July 8, 2008. Incorporated by reference to Form N-4 post- effective amendment number 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

       (viii) Shareholder Information Agreement between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and CUNA Brokerage Services, Inc. effective September 25, 2006. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

         (ix) Amendment 7 to the Participation Agreement between OppenheimerFunds, Inc., Oppenheimer Variable Account Funds, Panorama Series Fund, Inc. and CUNA Mutual Insurance Society effective February 3, 2009. Incorporated by reference to post-effective amendment number 16 (File No. 333-148426) filed with the Commission on April 27, 2012.

          (x)  Amendment 8 to the Participation Agreement between
               OppenheimerFunds, Inc., Oppenheimer Variable Account Funds, Panorama Series Fund, Inc. and CUNA Mutual Insurance Society effective January 1, 2012. Incorporated by reference to post-effective amendment number 16 (File No. 333-148426) filed with the Commission on April 27, 2012.

         (xi) Shareholder Information Agreement between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and CUNA Mutual Insurance Society, effective January 31, 2012. Incorporated by reference to post-effective amendment number 16 (File No. 333-148426) filed with the Commission on April 27, 2012.

        (xii)  Amendment 9 to the Participation Agreement between
               OppenheimerFunds, Inc., Oppenheimer Variable Account Funds, Panorama Series Fund, Inc. and CMFG Life Insurance Company effective June 20, 2012. Incorporated by reference to post-effective amendment number 17 (File No. 333-148426) filed with the Commission on April 26, 2013.

       (D)(i) Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. dated May 1, 2004. Incorporated by reference to post-effective amendment number 1 on Form N-4
              (File No. 333-148422) filed with the Commission on April 25, 2008.

         (ii)  Amendment to Participation Agreement between Franklin
               Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated May 3, 2004. Incorporated by reference to post- effective amendment number 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

        (iii)  Amendment to Participation Agreement between Franklin
               Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated June 5, 2007. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

         (iv)  Amendment No. 3 to Amended and Restated Participation
               Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

          (v)  Amendment No. 4 to Amended and Restated Participation
               Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

         (vi)  Rule 22c-2 Shareholder Information Agreement between
               Franklin Templeton Distributors, Inc. and CUNA Mutual Life Insurance Company dated April 16, 2007. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

        (vii)  Amendment No. 5 to Amended and Restated Participation
               Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. dated December 10, 2010. Incorporated herein by reference to post-effective amendment number 4 to this Form N-4 (File No. 333-148421) filed with the Commission on April 27, 2011.

       (viii)  Amendment No. 6 to Amended and Restated Participation
               Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CMFG Life Insurance Company and CUNA Brokerage Services, Inc. dated January 31, 2012. Incorporated herein by reference to post-effective amendment number 17 to this Form N-4 (File No. 333-148426) filed with the Commission on April 26, 2013.

         (ix)  Amendment No. 7 to Amended and Restated Participation
               Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CMFG Life Insurance Company and CUNA Brokerage Services, Inc. dated January 15, 2013. Incorporated herein by reference to post-effective amendment number 17 to this Form N-4 (File No. 333-148426) filed with the Commission on April 26, 2013.

       (E)(i) Participation Agreement between PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

         (ii)  Participation Agreement Amendment 1, between PIMCO
               Variable Insurance Trust, Allianz Global Investors Distributors LLC and CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 4 to Form N-4 (File No. 333-148426) filed with the Commission on November 24, 2008.

        (iii)  Selling Agreement between Allianz Global Investors
               Distributors LLC and CUNA Brokerage Services, Inc. effective May 1, 2008. Incorporated herein by reference to post- effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

         (iv)  Services Agreement between Allianz Global Investors
               Distributors LLC and CUNA Brokerage Services, Inc., effective May 1, 2008. Incorporated herein by reference to post- effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

          (v) Novation of and Amendment to Participation Agreement between Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust and CUNA Mutual Insurance Society, effective November 16, 2010. Incorporated herein by reference to post-effective amendment number 15 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 27, 2011.

         (vi) Amendment to Intermediary Agreements and New Intermediary Agreements between Allianz Global Investors Distributors LLC (f/k/a PIMCO Funds Distributors, LLC) PIMCO Investments LLC and CUNA Brokerage Services, Inc., effective November 16, 2010. Incorporated herein by reference to post-effective amendment number 15 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 27, 2011.

        (vii) Termination, New Agreements and Amendments Relating to Selling Agreements for PIMCO Variable Insurance Trust between Allianz Global Investors Distributors, LLC, PIMCO Investments LLC, CUNA Brokerage Services, Inc. and CUNA Mutual Insurance Society, effective November 16, 2010. Incorporated herein by reference to post-effective amendment number 15 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 27, 2011.

       (viii)  PIMCO Services Agreement between PIMCO and CUNA Mutual
               Insurance Society, effective December 18, 2010. Incorporated herein by reference to post-effective amendment number 15 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 27, 2011.

       (F)(i) Participation Agreement between AIM Variable Insurance Funds, AIM Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated October 1, 2002. Incorporated herein by reference to post-effective amendment number 1 to Form N- 4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

         (ii) Amendment No. 1 between AIM Variable Insurance Funds, AIM Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., effective May 1, 2004. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

        (iii) Amendment No. 2 to the Participation Agreement between AIM Investments and CUNA Mutual Insurance Society dated March 19, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333- 148421) filed with the Commission on April 25, 2008.

         (iv)  Distribution Agreement between CUNA Brokerage Services,
               Inc. and Invesco AIM Distributors, Inc., dated April 9, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

          (v) Rule 22c-2 Shareholder Information Agreement between AIM Investment Services, Inc. and CUNA Mutual Insurance Society effective October 16, 2006. Incorporated herein by reference to Form N-4 post-effective amendment number 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

         (vi) Amendment No. 3 to the Participation Agreement between AIM Variable Insurance Funds, CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. dated April 30, 2010. Incorporated herein by reference on Form N-4 post-effective amendment no. 14 (File No. 333-148426) filed with the Commission on April 28, 2010.

        (vii) Amendment No. 4 to the Participation Agreement between AIM Variable Insurance Funds, CMFG Life Insurance Company and CUNA Brokerage Services, Inc. effective July 1, 2012. Incorporated herein by reference to Form N-4 post-effective amendment number 17 (File No. 333-148426) filed with the Commission on April 26, 2013.

       (G)(i) Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Asset Management, Van Kampen Funds Inc. and CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

         (ii)  Amendment to Participation Agreement between Van
               Kampen Life Investment Trust, Van Kampen Asset Management, Van Kampen Funds Inc. and CUNA Mutual Insurance Society dated June 15, 2008. Incorporated herein by reference to Form N-4 post-effective amendment number 1 (File No. 333-148426) filed with the Commission on November 24, 2008.

       (H)(i) Amended and Restated Fund Participation Agreement between Ultra Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated June 30, 2009. Incorporated herein by reference to post-effective amendment number 9 (File No. 333-148426) filed with the Commission on July 10, 2009.

         (ii) Rule 22c-2 Shareholder Information Agreement between Ultra Series Fund and CUNA Mutual Insurance Society dated October 16, 2006. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

        (iii)  Amendment to Amended and Restated Fund Participation
               Agreement between Ultra Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated September 8, 2009. Incorporated herein by reference to post-effective amendment number 11 (File No. 333-148426) filed with the Commission on October 16, 2009.

         (iv) Amendment No. 2 to Amended and Restated Fund Participation Agreement between Ultra Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated December 4, 2009. Incorporated herein by reference to post-effective amendment number 12 (File No. 333-148426) filed with the Commission on February 4, 2010.

          (v) Amendment No. 3 to Amended and Restated Fund Participation Agreement between Ultra Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated November 20, 2010. Incorporated herein by reference to post-effective amendment number 15 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 27, 2011.

          (I) Administrative Services Agreement between CUNA Mutual Life Insurance Society and AIM Advisors, Inc. dated October 1, 2002. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

       (J)(i) Administrative Services Agreement between Franklin Templeton Services, LLC and CUNA Mutual Insurance Society dated
              March 31, 2008. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

         (ii) Amendment No. 1 to Administrative Services Agreement between Franklin Templeton Services, LLC and CUNA Mutual Insurance Society dated September 10, 2008. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

          (K) Administrative Services Letter between MFS Investment Management and CUNA Mutual Insurance Society effective October 1, 2008. Incorporated herein by reference to post- effective amendment number 2 (File No. 333-148420) filed with the Commission on April 27, 2009.

       (L)(i) Letter Agreement between CUNA Mutual Life Insurance Company and T. Rowe Price Associates, Inc. dated September 16, 2002. Incorporated herein by reference to post-effective amendment number 2 (File
              No. 333-148420) filed with the Commission on April 27, 2009.

         (ii) Supplement for Personal Services between CUNA Mutual Insurance Society and T. Rowe Price Investment Services, Inc. date July 31, 2008. Incorporated herein by reference to post-effective amendment number 2 (File No. 333-148420) filed with the Commission on April 27, 2009.

       (M)(i) Administrative Services Letter Agreement between Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management and CUNA Mutual Insurance Society dated January
              1, 2009. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

         (ii)  Shareholder Services Agreement between Van Kampen Funds,
               Inc., and CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

          (N) Services Agreement between Pacific Investment Management Company LLC ("PIMCO") and CUNA Mutual Insurance Society effective
              May 1, 2008. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

       (O)(i) Services Letter Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. dated July 10, 2008. Incorporated herein by reference to post- effective amendment number 44 to Form N-1A (File No. 002-87775) filed with the Commission on April 17, 2009.

         (ii)  Services Letter Agreement between CUNA Mutual Insurance
               Society and Mosaic Funds Distributor, LLC dated June 30, 2009. Incorporated herein by reference to post-effective amendment number 9 (File No. 333-148426) filed with the Commission on July 10, 2009.

          9. Opinion of Counsel from Pamela M. Krill, Esquire. Incorporated herein by reference to post- effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

          10. i)  Deloitte & Touche LLP Consent. Filed herewith.
              ii) Ernst & Young LLP Consent. Filed herewith.

          11. Not applicable.

          12. Not applicable.

         13. Powers of Attorney. Signed pursuant to Power of Attorney dated April 24, 2015. Incorporated by reference to post-effective amendment number 19 (File No. 333-148426) filed with the Commission on April 24, 2015.
                 A.  Power Attorney (David P. Marks).
                 B.  Power Attorney (Faye A. Patzner).
                 A.  Power Attorney (James M. Power).
                 C.  Power Attorney (Alastair C. Shore).
                 E.  Power Attorney (Robert N. Trunzo).

ITEM 25. DIRECTORS AND OFFICERS OF CMFG LIFE INSURANCE COMPANY


NAME AND PRINCIPAL BUSINESS ADDRESS                      POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------                      ------------------------------------

David P. Marks                                        Director, Executive Vice President and
5910 Mineral Point Road                               Chief Investment Officer
Madison, WI 53705

Faye A. Patzner                                       Director and Chief Administrative Officer
5910 Mineral Point Road
Madison, WI 53705

James M. Power                                        Director, Executive Vice President and
5910 Mineral Point Road                               Commercial
Madison, WI 53705

Alastair C. Shore                                     Director, Treasurer, Executive Vice
5910 Mineral Point Road                               President and Chief Financial Officer
Madison, WI 53705

Robert N. Trunzo                                      Director, President and Chief Executive
5910 Mineral Point Road                               Officer
Madison, WI 53705

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The registrant is a segregated asset account of CMFG Life Insurance Company and is therefore owned and controlled by CMFG Life Insurance Company. CMFG Life Insurance Company is a stock life insurance company. CMFG Life is duly authorized and licensed to do a life and health insurance business in forty-nine other states, the District of Columbia, and in foreign countries. Various companies and other entities are controlled by CMFG Life Insurance Company and may be considered to be under common control with the registrant or CMFG Life Insurance Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                           CUNA Mutual Holding Company
                  Organizational Chart As Of February 28, 2015

CUNA Mutual Holding Company is a mutual insurance holding company, and as such is controlled by its policy owners. CUNA Mutual Holding Company was formed under the Plan of Reorganization of CMFG Life Insurance Company. CUNA Mutual Holding Company, either directly or indirectly, is the controlling company of the following wholly-owned subsidiaries:

CUNA MUTUAL FINANCIAL GROUP, INC.
STATE OF DOMICILED: IOWA

       CUNA Mutual Global Holdings, Inc.
       State of domicile: Iowa

       CMFG Life Insurance Company
       State of domicile: Iowa

CMFG LIFE INSURANCE COMPANY, EITHER DIRECTLY OR INDIRECTLY, IS THE CONTROLLING COMPANY OF THE FOLLOWING WHOLLY-OWNED SUBSIDIARIES, ALL OF WHICH ARE INCLUDED IN THE CMFG LIFE INSURANCE COMPANY'S CONSOLIDATED FINANCIAL STATEMENTS:

1.    CUNA Mutual Investment Corporation owns the following:
      State of domicile: Wisconsin

       a.    CUMIS Insurance Society, Inc. owns the following:
             State of domicile: Iowa

             (1)   CUMIS Specialty Insurance Company, Inc.
                   State of domicile: Iowa

             (2)   CUMIS Mortgage Reinsurance Company
                   State of domicile: Wisconsin

       b.    CUNA Brokerage Services, Inc.
             State of domicile: Wisconsin

       c.    CUMIS Vermont, Inc.
             State of domicile: Vermont

       d.    MEMBERS Life Insurance Company
             State of domicile: Iowa

       e.    International Commons, Inc.
             State of domicile: Wisconsin

       f.    CUNA Mutual Insurance Agency, Inc.
             State of domicile: Wisconsin

       g.    MEMBERS Capital Advisors, Inc.
             State of domicile: Iowa

             (1)   MCA Fund I GP LLC
                   State of domicile: Delaware

             (2)   MCA Fund II GP LLC
                   State of domicile: Delaware

             (3)   MCA Fund III GP LLC
                   State of domicile: Delaware

       h.    CMG Student Lending Services, LLC
             State of domicile: Delaware

       i.    CPI Qualified Plan Consultants, Inc.
             State of domicile: Delaware

2.     CUNA Mutual Caribbean Holdings Ltd. owns the following:
       Country of domicile: Trinidad and Tobago

       a.    CUNA Caribbean Insurance Society Limited owns the following:
             Country of domicile: Trinidad and Tobago

             (1)   CUNA Caribbean Insurance Services Limited
                   Country of domicile: Trinidad and Tobago

3.     CUNA Mutual Group Holdings Europe, Ltd. owns the following:
       County of domicile: Ireland

       a.    CUNA Mutual Life Assurance (Europe), Limited
             Country of domicile: Ireland

       b.    CUNA Mutual Insurance (Europe) Limited
             (was CUNA Mutual General Risk Services (Ireland) Limited) Country of domicile: Ireland

       c.    CUNA Mutual International Finance, Ltd.
             Country of domicile: Cayman Islands

       d.    CUNA Mutual International Holdings, Ltd. Owns the following:
             Country of domicile: Cayman Islands

       e.    CUNA Caribbean Holdings St. Lucia, Ltd Owns the following:
             County of domicile: St Lucia

             (1)   CUNA Caribbean Insurance Jamaica Limited
                   County of domicile: Jamaica

4.     CMFG Life Vermont, Inc.
       State of domicile : Vermont

5.     6834 Hollywood Boulevard, LLC
       State of domicile: Delaware

6.     TruStage Insurance Agency, LLC
       State of domicile: Iowa

7.     CUNA Mutual Management Services, LLC
       State of domicile: Iowa

8.     MCA Fund I Holding LLC
       State of domicile: Delaware

            (1)  MCA Fund I LP
                 State of domicile: Delaware

9.     MCA Fund II LLP
       State of domicile: Delaware

10.    MCA Fund III LLP
       State of domicile: Delaware

CMFG LIFE INSURANCE COMPANY, EITHER DIRECTLY OR THROUGH A WHOLLY-OWNED SUBSIDIARY, MAY CONTROL THE FOLLOWING COMPANIES, EACH OF WHICH IS NOT INCLUDED IN CMFG LIFE INSURANCE COMPANY'S CONSOLIDATED FINANCIAL STATEMENT (EXCEPT PRODUCERS LLOYDS INSURANCE COMPANY) PURSUANT TO APPLICABLE REGULATION:

1.     MEMBERS Development Company, LLC partially owns the following:
       9% ownership by CUNA Mutual Investment Corporation
       State of domicile: Wisconsin


2.     MEMBERS Trust Company
       9.23% ownership CMFG Life Insurance Company
       State of domicile: Florida

ITEM 27. NUMBER OF CONTRACTOWNERS

       As of February 28, 2015 there were 2,045 non-qualified contracts outstanding and 3,678 qualified contracts outstanding.

ITEM 28. INDEMNIFICATION.

       Section 8 of the Amended and Restated Bylaws of CMFG Life
       Insurance Company and Article V of CMFG Life Insurance Company Amended and Restated Articles of Incorporation together provide for indemnification of officers or directors of CMFG Life Insurance Company against claims and liabilities the officers or directors become subject to by reason of having served as officer or director of CMFG Life Insurance Company or any subsidiary or affiliate company. Such indemnification covers liability for all actions alleged to have been taken, omitted, or neglected by such person in the line of duty as director or officer, except liability arising out of the officers' or directors' willful misconduct.

       Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

      (a) CUNA Brokerage Services, Inc. is the principal underwriter for the Registrant as well as for the CMFG Variable Insurance Account.

      (b) Officers and Directors of CUNA Brokerage Services, Inc.

NAME AND PRINCIPAL                       POSITIONS AND OFFICE WITH UNDERWRITER
BUSINESS ADDRESS
Nanette L. Strennen*                Treasurer

Timothy Halevan**                   President and Chief Compliance Officer

Kevin S. Thompson*                  Vice President, Associate General Counsel and Secretary

Angie K. Campbell*                  Assistant Secretary

Jeffrey Bosco*                      Director

Christopher J. Copeland*            Director

Michael T. Defnet*                  Director

Thomas J. Merfeld*                  Director

Jason A. Pisarik*                   Director

 *The principal business address of these persons is: 5910 Mineral Point Road,
  Madison, Wisconsin 53705.
**The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

      (c) CUNA Brokerage Services, Inc. is the only principal underwriter. The services provided by CUNA Brokerage Services, Inc. are set forth in the Amended and Restated Distribution Agreement and Amended and Restated Servicing Agreement filed as exhibits to this registration statement.

-----------------------------------------------------------------------------------------------------------
               (1)                        (2)                 (3)               (4)                (5)
  Name of Principal Underwriter           Net            Compensation on     Brokerage         Compensation
                                     Underwriting          Redemption       Commissions
                                     Discounts and
                                     Commissions
-----------------------------------------------------------------------------------------------------------
CUNA Brokerage Services, Inc.          $784,157*              0               $286,395           $497,762
-----------------------------------------------------------------------------------------------------------

*Information as of December 31, 2014.

ITEM 30. LOCATION BOOKS AND RECORDS

       All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by CMFG Life Insurance Company at 2000 Heritage Way, Waverly, Iowa 50677 or at MEMBERS Capital Advisors, Inc. or CMFG Life Insurance Company, both at 5910 Mineral Point Road, Madison, Wisconsin 53705; and se2, 5801 SW Sixth Ave, Topeka, Kansas 66636-0001.

ITEM 31. MANAGEMENT SERVICES

      All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

      (a) The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

      (b) The Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove and send to CMFG Life Insurance Company for a statement of additional information.

      (c) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to CMFG Life Insurance Company at the address or phone number listed in the Prospectus.

      (d) CMFG Life Insurance Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance
             (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered
             (1) through (4) of that letter will be complied with.

      (e) CMFG Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CMFG Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed in its behalf by the undersigned, duly authorized, in the City of Madison, and State of Wisconsin as of 24 day of April, 2015.

                                      CMFG VARIABLE ANNUITY ACCOUNT (REGISTRANT)

                By:   /s/Robert N. Trunzo
                     -----------------------------------------------------------
                      Robert N. Trunzo
                      President and Chief Executive Officer, CMFG Life Insurance
                      Company

                                         CMFG LIFE INSURANCE COMPANY (DEPOSITOR)

                By:   /s/Robert N. Trunzo
                     -----------------------------------------------------------
                       Robert N. Trunzo
                       President and Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as of the dates indicated.

SIGNATURE AND TITLE                                          DATE



By:   /s/William A. Karls                                    April 24, 2015
     -------------------------------------------------
      William A. Karls
      VP - Corporate Controller


By:   /s/Alastair C. Shore                                   April 24, 2015
     -------------------------------------------------
      Alastair C. Shore
      Treasurer, Executive Vice President and Chief
      Financial Officer


By:   /s/Robert N. Trunzo                                    April 24, 2015
     -------------------------------------------------
      Robert N. Trunzo
      Director, President and Chief Executive Officer

By:   *                                                      April 24, 2015
     -------------------------------------------------
      David P. Marks
      Director

By:   *                                                      April 24, 2015
     -------------------------------------------------
      Faye A. Patzner
      Director

By:   *                                                      April 24, 2015
     -------------------------------------------------
      James M. Power
      Director and Vice Chairman of the Board

By:   *                                                      April 24, 2015
     -------------------------------------------------
      Alastair C. Shore
      Director

By:   *                                                      April 24, 2015
     -------------------------------------------------
      Robert N. Trunzo
      Director and Chairman of the Board



*Signed pursuant to Power of Attorney dated April 24, 2015, filed electronically with post-effective amendment number 19 (File No. 333-148426) filed with the Commission on April 24, 2015.


By:    /s/Ross D. Hansen
      -------------------------------------------------
       Ross D. Hansen
       Associate General Counsel

                                  EXHIBIT INDEX


10.   i)  Deloitte & Touche LLP Consent.
      ii) Ernst & Young LLP Consent.